UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 17

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2021

Date of reporting period:	4/30/2021

Item 1 –	Reports to Stockholders

PGIM TOTAL RETURN BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Total Return Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Total Return Bond Fund

June 15, 2021

PGIM Total Return Bond Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–0.55	0.75	3.32	3.90	—
Class C	–0.84	2.47	3.24	3.48	—
Class R	–0.67	3.87	3.74	3.99	—
Class Z	–0.43	4.42	4.26	4.53	—
Class R2	–0.62	4.00	N/A	N/A	3.89 (12/27/17)
Class R4	–0.50	4.26	N/A	N/A	4.17 (12/27/17)
Class R6	–0.37	4.52	4.36	4.61	—
Bloomberg Barclays US Aggregate Bond Index
	–1.52	–0.27	3.19	3.39	—

Average Annual Total Returns as of 4/30/21 Since Inception (%)
Class R2, R4 (12/27/17)
Bloomberg Barclays US Aggregate Bond Index	3.97

*Not annualized

Since Inception returns are provided for any share class that has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	3.25% of the public offering price	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder services fee	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

PGIM Total Return Bond Fund	5

Your Fund’s Performance (continued)

Benchmark Definitions

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are taxable and dollar denominated. It covers the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Distributions and Yields as of 4/30/21
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.18	1.64	1.59
Class C	0.13	0.99	0.99
Class R	0.16	1.45	1.17
Class Z	0.20	1.97	1.95
Class R2	0.17	1.57	1.53
Class R4	0.19	1.82	1.79
Class R6	0.21	2.07	2.06

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Credit Quality expressed as a percentage of total investments as of 4/30/21 (%)
AAA	37.1
AA	7.6
A	14.1
BBB	21.0
BB	8.4
B	3.5
CCC	1.5
CC	0.1
Not Rated	3.7
Cash/Cash Equivalents	3.0
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

PGIM Total Return Bond Fund	7

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

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and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Total Return Bond Fund		Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$994.50	0.76%	$3.76
	Hypothetical	$1,000.00	$1,021.03	0.76%	$3.81
Class C	Actual	$1,000.00	$991.60	1.47%	$7.26
	Hypothetical	$1,000.00	$1,017.50	1.47%	$7.35
Class R	Actual	$1,000.00	$993.30	1.01%	$4.99
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06
Class Z	Actual	$1,000.00	$995.70	0.49%	$2.42
	Hypothetical	$1,000.00	$1,022.36	0.49%	$2.46
Class R2	Actual	$1,000.00	$993.80	0.89%	$4.40
	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46
Class R4	Actual	$1,000.00	$995.00	0.64%	$3.17
	Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21
Class R6	Actual	$1,000.00	$996.30	0.39%	$1.93
	Hypothetical	$1,000.00	$1,022.86	0.39%	$1.96

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2021, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Total Return Bond Fund	9

Schedule of Investments  (unaudited)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.1%

ASSET-BACKED SECURITIES 19.1%

Automobiles 0.8%

Avis Budget Rental Car Funding AESOP LLC,
Series 2016-01A, Class A, 144A	2.990%	06/20/22		1,667	$1,670,630
Series 2020-02A, Class A, 144A	2.020	02/20/27		40,100	41,089,291
Exeter Automobile Receivables Trust,
Series 2020-03A, Class D	1.730	07/15/26		2,600	2,640,880
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	6,600	5,357,859
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	6,600	5,366,504
Ford Credit Auto Owner Trust,
Series 2020-02, Class C, 144A	1.740	04/15/33		17,892	17,996,158
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A	4.060	11/15/30		66,400	75,479,954
Series 2020-01, Class C	1.420	09/15/25		16,000	16,190,674
Series 2020-02, Class C	1.870	09/15/27		10,800	10,841,049
Hertz Vehicle Financing II LP,
Series 2015-03A, Class B, 144A	3.710	09/25/21		20,600	20,723,808
Series 2018-01A, Class B, 144A	3.600	02/25/24		19,400	19,520,583
JPMorgan Chase Bank, NA,
Series 2020-01, Class D, 144A	1.886	01/25/28		1,740	1,752,546
Series 2020-01, Class E, 144A	3.715	01/25/28		1,856	1,883,304
Series 2020-01, Class R, 144A	33.784	01/25/28		18,623	19,862,529
Series 2020-02, Class D, 144A	1.487	02/25/28		1,992	1,997,221
Series 2020-02, Class R, 144A	31.355	02/25/28		6,732	7,131,119
Series 2021-01, Class E, 144A	2.365	09/25/28		3,700	3,700,184
Series 2021-01, Class F, 144A	4.280	09/25/28		3,800	3,796,642
Series 2021-01, Class R, 144A	28.348	09/25/28		6,300	6,212,090
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		118,980	128,834,423
Series 2019-01A, Class B, 144A	3.950	11/14/28		25,000	27,314,427
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class R, 144A	0.000	08/15/28		27	4,877,296
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D	2.220	09/15/26		16,700	17,192,259
Series 2020-03, Class D	1.640	11/16/26		44,100	44,777,098
World Omni Select Auto Trust,
Series 2020-A, Class D	1.700	10/15/26		10,000	10,130,275

					496,338,803

See Notes to Financial Statements.

PGIM Total Return Bond Fund    11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations 14.6%

AlbaCore EURO CLO DAC (Ireland),
Series 02A, Class A2, 144A^	— %(p)	06/15/34	EUR	24,500	$29,455,125
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.284(c)	07/15/31		141,083	141,109,524
Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.580(c)	01/19/33		63,290	63,455,769
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.612(c)	07/22/32		51,250	51,297,734
Anchorage Capital Europe CLO DAC (Ireland),
Series 02A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.850(c)	04/15/34	EUR	47,000	56,486,369
Series 02A, Class B2R, 144A	2.150	04/15/34	EUR	7,000	8,377,955
Anchorage Credit Opportunities CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)	2.138(c)	01/20/32		85,500	86,139,335
Ares European CLO BV (Netherlands),
Series 11A, Class A1R, 144A	— (p)	04/15/32	EUR	39,750	47,824,329
Series 2013-06A, Class ARR, 144A, 3 Month EURIBOR + 0.610% (Cap N/A, Floor 0.610%)	0.610(c)	04/15/30	EUR	56,150	67,466,441
Armada Euro CLO DAC (Ireland),
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	14,500	17,522,647
Series 2018-02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	0.760(c)	11/15/31	EUR	65,750	79,048,720
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.464(c)	07/15/29		35,900	35,926,448
Aurium CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	01/16/31	EUR	100,050	120,306,788
Series 04A, Class A2, 144A	1.620	01/16/31	EUR	10,000	12,125,232
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	1.133(c)	04/23/31		34,500	34,240,229
Bain Capital Euro CLO Ltd. (Ireland),
Series 2018-01A, Class A, 144A, 3 Month EURIBOR + 0.780% (Cap N/A, Floor 0.780%)	0.780(c)	04/20/32	EUR	89,950	108,094,805
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.326(c)	04/24/34		114,000	114,112,860

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.434%(c)	10/15/30		49,000	$49,003,557
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.524(c)	10/15/32		41,250	41,316,058
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	1.492(c)	08/20/32		100,000	100,080,120
BNPP AM Euro CLO BV (Netherlands),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	0.600(c)	04/15/31	EUR	47,051	56,583,469
Bosphorus CLO DAC (Ireland),
Series 06A, Class A, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.850(c)	05/25/34	EUR	123,800	148,889,006
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.540(c)	01/17/28		2,915	2,917,505
Carlyle Euro CLO Ltd. (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	03/15/32	EUR	172,250	206,309,079
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	1.231(c)	07/27/31		52,071	51,904,032
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	1.528(c)	07/20/32		86,000	86,038,674
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland),
Series 2014-03A, Class AA1R, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	0.730(c)	01/25/32	EUR	25,000	29,989,465
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.364(c)	01/15/30		37,250	37,253,066
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	1.208(c)	04/20/31		31,750	31,619,758
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.444(c)	04/22/30		69,867	69,901,562
CBAM Ltd. (Cayman Islands),
Series 2018-07A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.288(c)	07/20/31		27,500	27,500,784

See Notes to Financial Statements.

PGIM Total Return Bond Fund    13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

CBAM Ltd. (Cayman Islands), (cont’d.)
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.548%(c)	10/20/32		66,000	$66,116,068
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.050(c)	01/15/34	EUR	68,500	82,361,455
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.156(c)	04/24/31		24,250	24,094,009
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.390(c)	10/17/31		34,450	34,416,652
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	1.228(c)	04/20/31		56,000	56,042,039
Crestline Denali CLO Ltd. (Cayman Islands),
Series 2018-01A, Class AR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)	1.244(c)	10/15/31		107,000	106,752,584
CVC Cordatus Loan Fund DAC (Ireland),
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)	0.630(c)	09/15/31	EUR	110,885	132,893,040
Series 10A, Class A1, 144A, 3 Month EURIBOR + 0.720% (Cap N/A, Floor 0.720%)	0.720(c)	01/27/31	EUR	79,000	94,961,119
Series 12A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	01/23/32	EUR	236,250	282,740,014
Series 12A, Class B2R, 144A	2.100	01/23/32	EUR	15,000	18,026,122
CVC Cordatus Loan Fund DAV (Ireland),
Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	5,300	6,413,409
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	1.414(c)	10/15/29		82,000	82,020,205
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.404(c)	07/15/30		36,000	36,001,847
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.304(c)	07/15/31		127,600	127,696,185
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.338(cc)	04/20/34		112,250	111,833,665
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	1.194(c)	04/15/31		146,700	146,161,230
Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.584(c)	04/15/31		10,000	9,874,816

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.206%(c)	04/26/31		57,750	$57,750,058
Hayfin Emerald CLO DAC (Ireland),
Series 02A, Class B1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.850(c)	05/27/32	EUR	8,300	9,936,986
Series 02A, Class B2, 144A	2.650	05/27/32	EUR	11,250	13,678,008
HPC Investment Partners CLO,
Series 2013-02RR, Class A1A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)	1.348(c)	10/20/29		13,782	13,784,467
Series 2013-02RR, Class A2, 144A, 3 Month LIBOR + 1.625% (Cap N/A, Floor 0.000%)	1.813(c)	10/20/29		1,025	1,022,157
HPS Loan Management Ltd. (Cayman Islands),
Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.213(c)	05/06/30		239,900	239,963,789
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.195(c)	02/05/31		14,402	14,412,842
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.206(c)	04/25/31		24,640	24,454,116
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)	1.363(c)	10/20/31		147,537	147,544,436
JMP Credit Advisors CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	1.470(c)	07/17/29		27,583	27,575,352
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.364(c)	01/15/31		58,150	58,163,671
Series 18, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	1.460(c)	07/18/30		150,000	150,045,615
Logan CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A	— (p)	07/20/34		112,750	112,750,000
Madison Park Euro Funding XV DAC (Ireland),
Series 15A, Class A2, 144A, 3 Month EURIBOR + 1.350% (Cap 2.850%, Floor 1.350%)	1.350(c)	11/25/32	EUR	30,250	36,377,915
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class A1R2, 144A, 3 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)	1.104(c)	01/22/28		53,738	53,573,229
Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.534(c)	10/15/32		64,250	64,322,339

See Notes to Financial Statements.

PGIM Total Return Bond Fund    15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.306%(c)	04/21/31		38,539	$38,539,278
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	1.986(c)	04/21/31		17,500	17,513,715
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.310(c)	07/19/28		43,603	43,603,319
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.338(c)	07/20/31		54,250	54,251,215
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.438(c)	10/12/30		112,763	112,735,385
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2014-17A, Class AR2, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	1.214(c)	04/22/29		134,250	134,323,260
OAK Hill European Credit Partners DAC (Ireland),
Series 2017-06A, Class A1, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	0.730(c)	01/20/32	EUR	30,949	37,159,986
Oaktree CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.870%	1.058(c)	10/20/27		45,030	45,016,486
OCP Euro CLO Ltd. (Ireland),
Series 2017-02A, Class A, 144A, 3 Month EURIBOR + 0.820% (Cap N/A, Floor 0.820%)	0.820(c)	01/15/32	EUR	108,000	129,998,928
Octagon Investment Partners 44 Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.488(c)	07/20/32		99,500	99,536,457
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	1.200(c)	07/17/29		118,076	117,474,764
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.436(c)	10/30/30		28,192	28,197,450
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	1.238(c)	04/20/31		94,500	93,786,950
OZLME DAC (Netherlands),
Series 03A, Class A1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	08/24/30	EUR	67,000	80,609,488
Palmer Square CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.284(c)	07/16/31		45,000	44,920,913

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Palmer Square CLO Ltd. (Cayman Islands), (cont’d.)
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.534%(c)	11/14/32		100,000	$100,105,970
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2019-03A, Class A1, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)	1.032(c)	08/20/27		12,522	12,477,371
Pikes Peak CLO (Cayman Islands),
Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	1.554(c)	07/15/32		50,000	50,021,090
PPM CLO Ltd. (United Kingdom),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.334(c)	07/15/31		94,700	94,747,142
Providus CLO DAC (Ireland),
Series 02A, Class AR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	07/15/31	EUR	203,900	245,432,696
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	1.222(c)	02/20/30		158,170	158,220,002
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.440(c)	10/17/30		41,250	41,256,311
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	1.351(c)	07/25/31		37,000	37,000,104
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.218(c)	04/20/31		89,066	88,976,932
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.293(c)	05/07/31		75,000	74,871,022
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)	1.354(c)	07/15/31		59,250	59,252,625
Series 2017-10A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.738(c)	04/20/29		33,250	32,976,176
Signal Peak CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	1.286(c)	04/25/31		43,100	43,030,087
Silver Creek CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.428(c)	07/20/30		50,000	50,009,055

See Notes to Financial Statements.

PGIM Total Return Bond Fund    17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Sound Point CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.168%(c)	10/20/30		84,000	$83,846,893
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.207(c)	07/29/29		203,500	204,094,871
Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.528(c)	10/20/32		28,000	28,046,035
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.490(c)	07/17/26		4,960	4,961,196
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.430(c)	01/17/30		84,277	84,322,952
TIAA CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.388(c)	07/20/31		45,750	45,753,555
TICP CLO Ltd. (Cayman Islands),
Series 2018-IA, Class A1, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)	1.006(c)	04/26/28		98,475	97,902,766
Tikehau CLO BV (Netherlands),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.900(c)	10/15/31	EUR	60,700	72,970,299
Toro European CLO DAC (Ireland),
Series 07A, Class A, 144A, 3 Month EURIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.150(c)	02/15/34	EUR	42,400	51,001,780
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.388(c)	07/20/32		33,500	33,731,234
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.386(c)	01/25/31		118,000	118,017,641
Series 2018-08A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.288(c)	07/20/31		70,000	70,032,690
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.544(c)	07/15/32		53,000	53,048,283
Venture 36 CLO Ltd. (Cayman Islands),
Series 2019-36A, Class A1A, 144A, 3 Month LIBOR + 1.430% (Cap N/A, Floor 1.430%)	1.618(c)	04/20/32		36,425	36,442,750
Series 2019-36A, Class X, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.538(c)	04/20/32		1,050	1,050,242

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	1.444%(c)	01/15/32		38,750	$38,761,571
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)	1.064(c)	07/15/27		33,586	33,578,509
Series 2017-27RA, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	1.486(c)	07/21/30		19,200	19,200,000
Series 2018-32A, Class A1, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.290(c)	07/18/31		38,373	38,330,451
Vibrant CLO Ltd. (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.308(c)	07/20/31		195,000	195,004,621
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.000%)	1.180(c)	04/18/31		99,475	99,425,313
Series 2014-02A, Class A1RR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.210(c)	04/17/30		89,641	89,663,193
Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	1.500(c)	10/17/32		100,000	100,179,590
Voya Euro CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	10/15/30	EUR	65,000	78,186,214
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	1.528(c)	07/20/32		50,000	50,040,105
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.334(c)	01/22/31		25,000	25,030,235
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	1.554(c)	07/15/29		72,017	72,053,037
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.474(c)	04/15/30		64,013	64,034,458
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	1.134(c)	04/15/29		58,821	58,650,205
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.388(c)	07/20/31		141,173	141,195,041

					8,710,655,791

See Notes to Financial Statements.

PGIM Total Return Bond Fund    19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans 1.2%

Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A	2.509%	10/20/39	CAD	20,600	$17,028,540
Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320	04/21/31		15,900	16,006,090
Lendmark Funding Trust,
Series 2018-01A, Class A, 144A	3.810	12/21/26		11,625	11,645,187
Series 2018-02A, Class A, 144A	4.230	04/20/27		47,525	48,317,879
Series 2019-01A, Class A, 144A	3.000	12/20/27		67,920	69,666,352
Series 2019-02A, Class A, 144A	2.780	04/20/28		43,500	44,649,487
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A	2.960	07/20/32		24,000	24,661,553
Series 2020-AA, Class A, 144A	2.190	08/21/34		25,800	26,264,263
OneMain Financial Issuance Trust,
Series 2017-01A, Class B, 144A	2.790	09/14/32		12,983	13,009,687
Series 2017-01A, Class C, 144A	3.350	09/14/32		9,900	9,922,049
Series 2018-01A, Class A, 144A	3.300	03/14/29		22,262	22,337,856
Series 2020-01A, Class A, 144A	3.840	05/14/32		18,878	19,783,640
Series 2020-02A, Class A, 144A	1.750	09/14/35		68,400	69,396,465
Oportun Funding LLC,
Series 2020-01, Class A, 144A	2.200	05/15/24		32,831	33,016,097
Series 2020-01, Class C, 144A	5.660	05/15/24		2,500	2,544,839
Oportun Funding X LLC,
Series 2018-C, Class A, 144A	4.100	10/08/24		44,300	44,934,664
Series 2018-C, Class B, 144A	4.590	10/08/24		4,800	4,844,427
Series 2018-C, Class C, 144A	5.520	10/08/24		2,000	2,014,948
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A	4.150	12/09/24		31,449	31,747,410
Series 2018-D, Class B, 144A	4.830	12/09/24		4,432	4,472,195
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A	3.080	08/08/25		53,700	55,169,500
Series 2019-A, Class C, 144A	4.750	08/08/25		14,706	14,934,171
Series 2019-A, Class D, 144A	6.220	08/08/25		5,006	5,068,343
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A	1.210	03/08/28		26,100	26,107,543
Series 2021-A, Class D, 144A	5.400	03/08/28		1,500	1,500,098
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.956(c)	02/25/23		49,679	49,622,113
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.756(c)	08/25/25		45,300	45,082,202

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)

Springleaf Funding Trust,
Series 2017-AA, Class A, 144A	2.680%	07/15/30	22,554	$22,612,201
Series 2017-AA, Class B, 144A	3.100	07/15/30	8,262	8,329,572

				744,689,371

Credit Cards 0.1%

Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30	35,900	41,760,201

Home Equity Loans 0.0%

ABFC Trust,
Series 2003-OPT01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)	0.746(c)	04/25/33	3,000	2,950,080
Series 2005-AQ01, Class A4	4.598(cc)	01/25/34	98	97,909
Accredited Mortgage Loan Trust,
Series 2004-04, Class A2D, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.806(c)	01/25/35	218	215,543
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	1.081(c)	11/25/33	512	506,653
Ameriquest Mortgage Securities, Inc., Asset-Backed
Pass-Through Certificates,
Series 2003-11, Class AV2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)	0.846(c)	12/25/33	872	863,778
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W10, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)	2.581(c)	01/25/34	55	55,289
Series 2004-W02, Class AF	4.403	04/25/34	223	232,791
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE04, Class M1, 1 Month LIBOR + 1.245% (Cap N/A, Floor 1.245%)	1.360(c)	08/15/33	987	996,394
Series 2004-HE06, Class M1, 1 Month LIBOR + 0.945% (Cap N/A, Floor 0.945%)	1.051(c)	09/25/34	507	507,456
Series 2004-HE08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.156(c)	12/25/34	1,327	1,307,100
Series 2004-HE09, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	1.081(c)	12/25/34	1,566	1,542,770

See Notes to Financial Statements.

PGIM Total Return Bond Fund    21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)

Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE08, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	1.081%(c)	09/25/34	206	$204,102
Series 2004-HE11, Class M2, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.575%)	1.681(c)	12/25/34	1,093	1,095,657
Series 2005-HE05, Class M2, 1 Month LIBOR + 1.035% (Cap N/A, Floor 1.035%)	1.141(c)	06/25/35	137	137,242
Bear Stearns Asset-Backed Securities Trust,
Series 2002-02, Class A2, 1 Month LIBOR + 1.200% (Cap 11.000%, Floor 1.200%)	1.306(c)	10/25/32	30	29,604
CDC Mortgage Capital Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.156(c)	11/25/33	466	459,946
Conseco Finance Corp.,
Series 2001-C, Class M2, 1 Month LIBOR + 1.150% (Cap 15.000%, Floor 1.150%)	1.265(c)	08/15/33	23	22,579
Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month LIBOR + 2.925% (Cap N/A, Floor 2.925%)	3.031(c)	10/25/31	47	50,638
GSAA Trust,
Series 2006-07, Class AF2	5.995(cc)	03/25/46	726	419,704
Home Equity Asset Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	1.396(c)	08/25/33	706	707,076
Series 2003-05, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.156(c)	12/25/33	22	21,557
Series 2004-07, Class M1, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)	1.036(c)	01/25/35	222	222,198
JPMorgan Mortgage Acquisition Corp.,
Series 2005-WMC01, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)	0.766(c)	09/25/35	116	116,111
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	0.826(c)	07/25/34	309	306,083
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 1.275%)	1.381(c)	04/25/33	2,361	2,363,016
Series 2004-HE03, Class A4, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.906(c)	03/25/34	483	462,893
Series 2004-HE08, Class A7, 1 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)	1.166(c)	09/25/34	663	615,556

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)

New Century Home Equity Loan Trust,
Series 2003-A, Class A, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	0.826%(c)	10/25/33		1,222	$1,201,293
Series 2004-01, Class M1, 1 Month LIBOR + 0.885% (Cap 11.500%, Floor 0.885%)	0.991(c)	05/25/34		416	412,842
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2005-01, Class M4, 1 Month LIBOR + 0.915% (Cap N/A, Floor 0.915%)	1.021(c)	04/25/35		844	843,352

					18,967,212

Other 0.6%

ALME Loan Funding II DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	01/15/31	EUR	21,842	26,252,948
Loandepot GMSR Master Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.916(c)	10/16/23		29,500	29,413,710
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.456(c)	04/25/23		62,500	62,117,694
St. Paul’s CLO DAC (Ireland),
Series 05A, Class ARR, 144A	— (p)	02/20/30	EUR	112,750	135,553,687
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.906(c)	06/25/24		132,480	131,373,686

					384,711,725

Residential Mortgage-Backed Securities 0.5%

Ameriquest Mortgage Securities, Inc., Asset-Backed
Pass-Through Certificates,
Series 2004-R02, Class A1A, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)	0.796(c)	04/25/34		111	111,342
Chase Funding Trust,
Series 2002-02, Class 1A5	6.333	04/25/32		157	160,233
CIT Mortgage Loan Trust,
Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.456(c)	10/25/37		45,313	45,542,722
Countrywide Asset-Backed Certificates,
Series 2002-03, Class 2A1, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)	0.766(c)	06/25/32		171	170,359

See Notes to Financial Statements.

PGIM Total Return Bond Fund    23

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)

Countrywide Asset-Backed Certificates, (cont’d.)
Series 2003-BC05, Class 2A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.806%(c)	12/25/33	683	$667,453
Series 2004-03, Class 3A3, 1 Month LIBOR + 0.760% (Cap N/A, Floor 0.760%)	0.866(c)	08/25/34	157	152,285
Series 2004-12, Class AF5	5.676(cc)	04/25/35	140	140,841
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.156(c)	11/25/34	1,008	1,011,668
Series 2005-BC05, Class M3, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.856(c)	01/25/36	2,515	2,514,904
Countrywide Asset-Backed Certificates Trust,
Series 2004-04, Class 1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.420%)	0.526(c)	08/25/34	2,726	2,578,868
Series 2004-06, Class 2A4, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.006(c)	11/25/34	294	288,187
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)	0.886(c)	11/25/34	325	323,309
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A	3.312	07/25/50	27,903	28,605,696
Series 2020-11R, Class 1A1, 144A, 1 Month LIBOR + 2.150%	2.261(c)	04/25/38	39,600	39,830,993
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB08, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	0.901(c)	12/25/35	1,549	1,544,357
Encore Credit Receivables Trust,
Series 2005-01, Class M1, 1 Month LIBOR + 0.660% (Cap 12.000%, Floor 0.660%)	0.766(c)	07/25/35	1,368	1,376,065
Series 2005-03, Class M3, 1 Month LIBOR + 0.765% (Cap 15.000%, Floor 0.765%)	0.871(c)	10/25/35	4,471	4,467,711
GSAMP Trust,
Series 2004-AR01, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	1.081(c)	06/25/34	2,787	2,774,465
Series 2005-HE03, Class M3, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.156(c)	06/25/35	2,347	2,348,210
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	01/25/59	4,426	4,435,041
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	0.901(c)	06/25/34	119	117,083
Series 2004-04, Class 1A1, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.560%)	0.666(c)	10/25/34	14	13,506

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)

Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.520%)	0.626%(c)	06/25/35		264	$261,888
Series 2004-OPT01, Class A2A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	0.826(c)	06/25/35		433	426,381
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)	1.951(c)	01/25/35		2,053	2,081,527
Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates,
Series 2005-WLL01, Class M3, 1 Month LIBOR + 0.490% (Cap N/A, Floor 0.735%)	0.841(c)	03/25/35		830	839,695
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC02, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 1.125%)	1.231(c)	06/25/34		714	719,757
Series 2003-BC04, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.006(c)	11/25/34		178	177,185
Series 2004-BC02, Class A2, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.540%)	0.646(c)	05/25/35		1,041	948,703
Series 2004-BC02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.825%)	0.931(c)	05/25/35		737	732,600
Structured Asset Investment Loan Trust,
Series 2003-BC07, Class 3A2, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.056(c)	07/25/33		935	929,173
Series 2003-BC08, Class 3A3, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.006(c)	08/25/33		144	143,559
Series 2003-BC10, Class A4, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.106(c)	10/25/33		561	561,101
Series 2004-BNC01, Class A2, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.106(c)	09/25/34		946	944,116
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	1.046(c)	09/25/34		726	722,638
Series 2005-06, Class M2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)	0.886(c)	07/25/35		6,060	6,060,598
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	3.000(c)	04/16/23	EUR	105,893	114,578,636

					269,302,855

See Notes to Financial Statements.

PGIM Total Return Bond Fund    25

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Small Business Loan 0.0%

Small Business Administration Participation Certificates,
Series 2003-20I, Class 1	5.130%	09/01/23	5	$5,109

Student Loans 1.3%

Earnest Student Loan Program LLC,
Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.506(c)	01/25/41	839	838,985
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43	82,210	39,423,753
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43	44,654	45,931,048
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43	52,553	54,469,857
Series 2019-A, Class R, IO, 144A	0.000	10/25/48	80,690	10,409,017
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class B, 144A	2.500	09/16/69	6,200	6,217,514
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	0.000(cc)	12/15/45	131,642	136,212,264
Series 2019-D, Class 1PT, 144A	2.707(cc)	01/16/46	131,172	135,790,326
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45	154,804	158,606,298
Series 2019-F, Class PT2, 144A	1.870(cc)	02/15/45	4,762	4,879,269
SoFi RR Funding II Trust,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.356(c)	11/29/24	114,871	113,998,378
SoFi RR Funding III Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)	3.856(c)	11/29/24	43,153	43,438,773

				750,215,482

TOTAL ASSET-BACKED SECURITIES (cost $11,346,098,596)				11,416,646,549

BANK LOANS 1.3%

Airlines 0.0%

United Airlines, Inc.,
Term Loan	— (p)	04/21/28	15,998	16,180,841

Auto Manufacturers 0.0%

Navistar, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.500%	3.610(c)	11/06/24	22,772	22,743,323

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

BANK LOANS (Continued)

Auto Parts & Equipment 0.0%

American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%	3.000%(c)	04/06/24		3,468	$3,446,519
Visteon Corp.,
New Term Loan B, 1 - 3 Month LIBOR + 1.750%	1.864(c)	03/25/24		3,953	3,923,746

					7,370,265

Chemicals 0.0%

Axalta Coating Systems US Holdings, Inc.,
Term B-3 Dollar Loan, 3 Month LIBOR + 1.750%	1.953(c)	06/01/24		2,991	2,971,404
Diamond BC BV,
Initial Euro Term Loan, 3 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	3.250(c)	09/06/24	EUR	16,146	19,359,553

					22,330,957

Commercial Services 0.0%

Adtalem Global Education, Inc.,
Term Loan	— (p)	02/12/28		9,660	9,543,278

Computers 0.1%

Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%	4.500(c)	02/01/28		11,368	11,351,563
Term Loan	— (p)	08/03/28		20,007	19,977,692

					31,329,255

Healthcare-Services 0.0%

Select Medical Corp.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%	2.370(c)	03/06/25		3,484	3,452,686

Insurance 0.1%

AmWINS Group, Inc.,
Term Loan, 1 Month LIBOR + 2.250%	3.000(c)	02/19/28		10,471	10,354,836
Asurion LLC,
Term Loan, 1 Month LIBOR + 3.000%	3.113(c)	11/03/23		5,000	4,985,155
Term Loan	— (p)	11/03/24		3,491	3,469,206
Term Loan	— (p)	12/23/26		10,973	10,891,918

					29,701,115

See Notes to Financial Statements.

PGIM Total Return Bond Fund    27

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

BANK LOANS (Continued)

Internet 0.0%

Speedster Bidco GmbH (Germany),
Second Lien Term Loan, 6 Month EURIBOR + 6.250% (Cap N/A, Floor 0.000%)	6.250%(c)	03/31/28	EUR	3,975	$4,787,904

Leisure Time 0.0%

Kiwi VFS SUB II Sarl (Luxembourg),
Facility B-1 Loan, 6 Month GBP LIBOR + 4.000%	4.114(c)	07/29/24	GBP	15,775	20,733,078

Machinery-Construction & Mining 0.0%

Vertiv Group Corp,
Term Loan	— (p)	03/02/27		647	642,805

Media 0.1%

CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%	2.356(c)	07/17/25		10,473	10,357,527
September 2019 Term Loan, 1 Month LIBOR + 2.500%	2.606(c)	04/15/27		9,626	9,562,227
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%	3.370(c)	08/24/26		15,150	10,756,500
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%	3.113(c)	05/01/26		13,862	13,673,975

					44,350,229

Oil & Gas 0.1%

Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25		23,181	25,600,517

Pharmaceuticals 0.1%

Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%	3.500(c)	03/01/24		26,274	26,240,765
Nidda Healthcare Holding GmbH (Germany),
Term Loan F(GBP), 3 Month GBP LIBOR + 4.500%	4.560(c)	08/21/26	GBP	17,000	23,419,156

					49,659,921

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

BANK LOANS (Continued)

Real Estate 0.1%

Brookfield Retail Holdings VII Sub LLC,
Initial Term A-2 Loan, 1 Month LIBOR + 3.000%	3.109%(c)	08/28/23		25,667	$25,012,456

Real Estate Investment Trusts (REITs) 0.0%

Blackstone Mortgage Trust, Inc.,
Term Loan, 1 Month LIBOR + 2.250%	2.363(c)	04/23/26		12,561	12,398,867

Retail 0.6%

BBD Bidco Ltd. (United Kingdom),
Facility B-1 Loan, 1 Month GBP LIBOR + 4.750%	4.799(c)	11/13/26	GBP	21,650	29,787,609
CD&R Dock Bidco Ltd. (United Kingdom),
Facility B, 6 Month GBP LIBOR + 5.000%	5.104(c)	03/16/26	GBP	7,900	10,537,523
Initial Facility Loan, 6 Month GBP LIBOR + 8.750%	8.854(c)	03/15/27	GBP	10,100	13,332,537
EG America LLC (United Kingdom),
Term Loan	— (p)	04/20/26		9,736	9,647,221
EG Finco Ltd. (United Kingdom),
Facility B (Euro) Loan, 3 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)	4.000(c)	02/07/25	EUR	28,932	33,972,166
Second Lien Term Loan, 1 Month EURIBOR + 7.750%	8.750(c)	04/20/26	EUR	11,744	13,936,740
Term B, 3 Month GBP LIBOR + 4.750%	4.838(c)	02/06/25	GBP	13,022	17,521,928
Term Loan	— (p)	04/30/27		106,800	126,741,753
L1R HB Finance Ltd. (United Kingdom),
Term Loan	— (p)	08/31/24		8,900	11,907,240
Stonegate Pub Co. Ltd.,
First Lien Initial Term B Loan, 3 Month LIBOR + 8.500%	8.550(c)	03/06/28		81,850	105,731,766

					373,116,483

Software 0.0%
Boxer Parent Co., Inc., 2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%	4.000(c)	10/02/25		1,946	2,341,680

Telecommunications 0.1%

CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250% (Cap N/A, Floor 0.000%)	2.363(c)	03/15/27		23,939	23,643,479

See Notes to Financial Statements.

PGIM Total Return Bond Fund    29

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Telecommunications (cont’d.)
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	3.510%(c)	05/27/24	16,632	$16,042,870
West Corp.,
Incremental B-1 Term Loan, 1 - 3 Month LIBOR + 3.500%	4.500(c)	10/10/24	1,429	1,381,941
Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	32,151	31,360,934

				72,429,224

TOTAL BANK LOANS (cost $ 757,085,358)				773,724,884

CERTIFICATE OF DEPOSIT 0.1%
Sumitomo Mitsui Banking Corp., 3 Month LIBOR +0.350% (cost $ 49,989,969)	0.538(c)	07/12/21	50,000	50,021,108

COMMERCIAL MORTGAGE-BACKED SECURITIES 12.8%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.203(cc)	05/15/35	39,245	35,977,877
Series 2018-20TS, Class H, 144A	3.203(cc)	05/15/35	40,253	35,776,933
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A	4.338(cc)	05/15/49	7,683	8,162,708
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A3	2.903	07/15/49	5,200	5,493,343
BANK,
Series 2017-BNK05, Class A4	3.131	06/15/60	92,900	100,413,297
Series 2017-BNK06, Class A4	3.254	07/15/60	55,530	59,990,320
Series 2017-BNK08, Class A3	3.229	11/15/50	53,695	57,854,349
Series 2018-BNK11, Class A2	3.784	03/15/61	60,775	67,901,404
Series 2019-BN20, Class A2	2.758	09/15/62	60,000	62,902,848
Series 2019-BN21, Class A2	2.300	10/17/52	9,516	9,839,632
Series 2019-BN21, Class A3	2.458	10/17/52	9,000	9,336,236
Series 2019-BN21, Class XB, IO	0.482(cc)	10/17/52	206,158	5,632,154
Series 2019-BN22, Class A3	2.726	11/15/62	41,000	42,619,041
Series 2019-BN24, Class A2	2.707	11/15/62	70,000	72,381,470
Series 2020-BN29, Class A3	1.742	11/15/53	37,450	36,034,989
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	17,450	17,688,615
Series 2016-ETC, Class B, 144A	3.189	08/14/36	6,970	6,994,902
Series 2016-ETC, Class C, 144A	3.391	08/14/36	5,770	5,617,589
Series 2016-ETC, Class D, 144A	3.729(cc)	08/14/36	21,720	20,498,704

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Barclays Commercial Mortgage Securities Trust, (cont’d.)
Series 2016-ETC, Class E, 144A	3.729%(cc)	08/14/36	13,900	$12,521,329
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38	19,295	18,739,667
Series 2019-C03, Class A3	3.319	05/15/52	50,000	53,938,970
Series 2019-CLP, Class D, 144A, 1 Month LIBOR + 1.728% (Cap N/A, Floor 1.728%)	1.843(c)	12/15/31	22,262	22,241,429
Series 2020-BID, Class A, 144A, 1 Month LIBOR + 2.140% (Cap N/A, Floor 2.140%)	2.255(c)	10/15/37	35,000	35,175,406
Series 2020-C08, Class XB, IO	1.147(cc)	10/15/53	119,592	10,849,494
BBCCRE Trust,
Series 2015-GTP, Class A, 144A	3.966	08/10/33	31,000	33,416,159
Benchmark Mortgage Trust,
Series 2018-B02, Class A4	3.615	02/15/51	8,000	8,855,277
Series 2018-B04, Class A4	3.858	07/15/51	40,000	44,814,124
Series 2019-B10, Class A3	3.455	03/15/62	40,000	43,562,032
Series 2019-B11, Class A4	3.281	05/15/52	61,825	66,839,539
Series 2019-B12, Class A4	2.859	08/15/52	81,000	85,142,664
Series 2019-B13, Class A3	2.701	08/15/57	68,700	71,564,364
Series 2019-B14, Class A3	3.090	12/15/62	48,180	51,632,434
Series 2019-B14, Class A4	2.795	12/15/62	77,600	81,062,877
Series 2020-B17, Class A4	2.042	03/15/53	95,550	94,942,235
Series 2020-B21, Class A4	1.704	12/17/53	37,450	36,138,947
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.115(c)	10/15/36	51,230	51,229,605
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.415(c)	10/15/36	91,408	91,353,185
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.115(c)	12/15/36	85,626	85,600,781
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4	2.624	11/15/52	13,675	14,145,446
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.283(cc)	11/15/50	37,610	40,501,942
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	13,000	13,487,735
Series 2017-CD04, Class A3	3.248	05/10/50	60,000	65,032,494
Series 2017-CD05, Class A3	3.171	08/15/50	79,475	85,181,917
Series 2017-CD06, Class A4	3.190	11/13/50	121,000	128,768,599
Series 2018-CD07, Class A3	4.013	08/15/51	27,250	30,695,438
CF Mortgage Trust,
Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	23,585	24,760,755
CFK Trust,
Series 2019-FAX, Class A, 144A	4.075	01/15/39	14,250	16,186,006
Series 2019-FAX, Class B, 144A	4.362	01/15/39	21,052	23,878,033

See Notes to Financial Statements.

PGIM Total Return Bond Fund    31

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

CG-CCRE Commercial Mortgage Trust,
Series 2014-FL02, Class A, 144A, 1 Month LIBOR + 1.854% (Cap N/A, Floor 1.854%)	1.969%(c)	11/15/31	1,892	$1,857,468
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3	3.197	08/15/50	105,000	111,911,331
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3	3.372	10/10/47	9,024	9,589,324
Series 2015-P01, Class XB, IO	0.053(cc)	09/15/48	58,898	117,154
Series 2016-P06, Class A4	3.458	12/10/49	40,000	43,705,888
Series 2017-C04, Class A3	3.209	10/12/50	90,000	96,961,005
Series 2017-P07, Class A3	3.442	04/14/50	32,600	35,662,682
Series 2017-P08, Class A3	3.203	09/15/50	43,825	46,848,785
Series 2018-C06, Class A4	4.412	11/10/51	12,000	13,853,455
Series 2019-GC41, Class A4	2.620	08/10/56	105,000	108,823,113
Series 2019-SMRT, Class D, 144A	4.903(cc)	01/10/36	11,000	11,761,703
Series 2020-GC46, Class A4	2.477	02/15/53	100,000	102,609,970
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.871(cc)	11/10/31	40,376	41,149,923
Series 2016-CLNE, Class C, 144A	2.871(cc)	11/10/31	15,000	15,049,245
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.880(c)	11/15/37	53,917	54,085,920
Commercial Mortgage Trust,
Series 2013-LC06, Class XA, IO	1.459(cc)	01/10/46	27,506	441,246
Series 2014-UBS03, Class A3	3.546	06/10/47	11,936	12,735,952
Series 2014-UBS04, Class A4	3.420	08/10/47	10,300	10,898,696
Series 2014-UBS06, Class A4	3.378	12/10/47	14,500	15,595,735
Series 2016-COR01, Class A3	2.826	10/10/49	43,000	45,516,429
Series 2017-COR02, Class A2	3.239	09/10/50	116,925	125,785,120
Series 2018-COR03, Class A2	3.961	05/10/51	75,000	84,304,852
Series 2018-HCLV, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.115(c)	09/15/33	15,000	14,924,704
Series 2019-GC44, Class A4	2.698	08/15/57	34,500	35,970,907
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.265(c)	05/15/36	113,675	113,843,603
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953	09/15/37	124,640	134,406,105
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	13,245	14,636,024
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class XB, IO	0.250	08/15/48	86,961	787,928
Series 2016-C07, Class A4	3.210	11/15/49	6,275	6,704,771
Series 2018-CX11, Class A3	4.095	04/15/51	24,784	27,101,609
Series 2018-CX11, Class A4	3.766	04/15/51	25,600	28,274,481

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

CSAIL Commercial Mortgage Trust, (cont’d.)
Series 2019-C16, Class A2	3.067%	06/15/52	38,000	$39,650,933
Series 2019-C17, Class A4	2.763	09/15/52	37,150	38,582,950
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.935(cc)	12/10/36	23,960	24,702,108
Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36	22,177	21,595,255
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	57,450	60,628,438
Series 2017-C06, Class A4	3.071	06/10/50	61,475	66,165,088
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A	3.673(cc)	09/10/35	30,650	32,510,948
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0015, Class X1, IO	1.747(cc)	07/25/21	701	30
Series K0019, Class X1, IO	1.724(cc)	03/25/22	108,930	807,346
Series K0020, Class X1, IO	1.473(cc)	05/25/22	41,446	444,895
Series K0021, Class X1, IO	1.530(cc)	06/25/22	196,513	1,985,864
Series K0024, Class X1, IO	0.908(cc)	09/25/22	100,941	936,136
Series K0025, Class X1, IO	0.917(cc)	10/25/22	26,529	232,765
Series K0026, Class X1, IO	1.073(cc)	11/25/22	161,532	2,052,292
Series K0027, Class X1, IO	0.850(cc)	01/25/23	239,655	2,496,389
Series K0038, Class X1, IO	1.265(cc)	03/25/24	143,135	3,866,548
Series K0043, Class X1, IO	0.653(cc)	12/25/24	73,485	1,288,370
Series K0044, Class X1, IO	0.854(cc)	01/25/25	424,597	9,365,499
Series K0052, Class X1, IO	0.785(cc)	11/25/25	295,389	7,696,295
Series K0053, Class X1, IO	1.021(cc)	12/25/25	135,592	4,909,051
Series K0055, Class X1, IO	1.494(cc)	03/25/26	272,931	15,784,608
Series K0058, Class XAM, IO	0.942(cc)	08/25/26	59,334	2,487,513
Series K0069, Class X1, IO	0.490(cc)	09/25/27	552,132	12,215,642
Series K0087, Class X1, IO	0.510(cc)	12/25/28	422,827	11,321,232
Series K0088, Class X1, IO	0.653(cc)	01/25/29	537,091	20,067,918
Series K0090, Class X1, IO	0.852(cc)	02/25/29	460,772	23,673,966
Series K0091, Class X1, IO	0.704(cc)	03/25/29	560,791	23,075,979
Series K0092, Class XAM, IO	1.122(cc)	04/25/29	53,046	3,845,893
Series K0093, Class X1, IO	1.092(cc)	05/25/29	409,329	27,564,111
Series K0095, Class X1, IO	1.082(cc)	06/25/29	521,231	35,240,768
Series K0096, Class X1, IO	1.257(cc)	07/25/29	238,907	19,453,939
Series K0096, Class XAM, IO	1.522(cc)	07/25/29	56,489	5,779,762
Series K0097, Class X1, IO	1.218(cc)	07/25/29	529,787	42,205,698
Series K0100, Class X1, IO	0.770(cc)	09/25/29	514,793	25,447,892
Series K0101, Class X1, IO	0.948(cc)	10/25/29	470,440	29,316,204
Series K0102, Class X1, IO	0.945(cc)	10/25/29	298,727	18,603,279
Series K0108, Class X1, IO	1.810(cc)	03/25/30	327,622	42,819,240
Series K0114, Class X1, IO	1.213(cc)	06/25/30	257,850	22,976,862
Series K0718, Class X1, IO	0.689(cc)	01/25/22	247,022	448,073

See Notes to Financial Statements.

PGIM Total Return Bond Fund    33

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K0735, Class X1, IO	1.094%(cc)	05/25/26	262,656	$11,478,303
Series K1513, Class X1, IO	0.993(cc)	08/25/34	335,093	28,203,760
Series KAIV, Class X1, IO	1.132(cc)	06/25/21	685	19
Series Q001, Class XA, IO	2.146(cc)	02/25/32	27,462	3,029,778
Series Q002, Class XA, IO	1.079(cc)	07/25/33	34,750	1,975,471
FREMF Mortgage Trust,
Series 2013-K27, Class X2A, IO, 144A	0.100	01/25/46	1,196,182	1,490,084
Series 2013-K32, Class X2A, IO, 144A	0.100	10/25/46	1,078,682	1,930,517
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A4	3.890	07/10/51	55,725	62,540,379
GS Mortgage Securities Trust,
Series 2013-GC16, Class XA, IO	1.195(cc)	11/10/46	23,451	504,824
Series 2014-GC22, Class XB, IO	0.456(cc)	06/10/47	37,110	402,269
Series 2015-GC32, Class XB, IO	0.010(cc)	07/10/48	60,188	21,704
Series 2015-GS01, Class A2	3.470	11/10/48	25,950	27,568,815
Series 2017-GS05, Class A3	3.409	03/10/50	46,400	50,664,740
Series 2017-GS06, Class A2	3.164	05/10/50	70,600	75,458,254
Series 2017-GS07, Class A3	3.167	08/10/50	114,260	121,687,837
Series 2017-GS08, Class A3	3.205	11/10/50	100,000	108,091,630
Series 2019-GC39, Class A3	3.307	05/10/52	73,000	79,042,553
Series 2019-GC40, Class A3	2.904	07/10/52	50,000	52,637,985
Series 2019-GSA01, Class A2	2.613	11/10/52	16,000	16,026,877
Series 2019-GSA01, Class A3	2.794	11/10/52	42,000	44,011,947
Houston Galleria Mall Trust,
Series 2015-HGLR, Class XCP, IO, 144A	0.315(cc)	03/05/23	525,000	2,243,168
IMT Trust,
Series 2017-APTS, Class AFX, 144A	3.478	06/15/34	7,630	8,098,815
Independence Plaza Trust,
Series 2018-INDP, Class E, 144A	4.996	07/10/35	15,550	15,301,149
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class XA, IO	0.774(cc)	09/15/47	49,889	862,773
Series 2014-C24, Class A3	3.098	11/15/47	8,040	8,048,894
Series 2014-C25, Class A4A1	3.408	11/15/47	4,431	4,717,606
Series 2014-C26, Class A3	3.231	01/15/48	10,829	11,526,033
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4	3.195	09/15/50	70,600	76,466,112
Series 2019-COR04, Class A3	3.763	03/10/52	31,250	34,647,334
Series 2019-COR04, Class A4	3.758	03/10/52	31,675	35,065,343
Series 2019-COR05, Class A3	3.123	06/13/52	38,600	41,480,432
Series 2019-COR05, Class XB, IO	1.120(cc)	06/13/52	65,497	4,615,652
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class A2	2.882	12/15/49	52,030	55,439,940
Series 2017-C05, Class A4	3.414	03/15/50	35,911	38,542,993

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

JPMDB Commercial Mortgage Securities Trust, (cont’d.)
Series 2017-C07, Class A4	3.147%	10/15/50	90,000	$97,108,641
Series 2019-COR06, Class A3	2.795	11/13/52	81,750	85,925,774
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A3A1	3.472	07/15/47	2,884	2,883,562
Series 2016-JP02, Class A3	2.559	08/15/49	38,920	40,572,369
Series 2016-JP03, Class A4	2.627	08/15/49	32,250	33,686,605
KKR Industrial Portfolio Trust,
Series 2020-AIP, Class E, 144A, 1 Month LIBOR + 2.626% (Cap N/A, Floor 2.626%)	2.741(c)	03/15/37	35,926	35,994,699
LSTAR Commercial Mortgage Trust,
Series 2017-05, Class A4, 144A	3.390	03/10/50	8,500	8,935,599
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XA, IO, 144A	1.542(cc)	08/15/45	37,739	422,769
Series 2013-C07, Class A3	2.655	02/15/46	5,317	5,402,869
Series 2013-C08, Class A3	2.863	12/15/48	3,061	3,128,929
Series 2013-C09, Class A3	2.834	05/15/46	618	635,818
Series 2015-C24, Class A3	3.479	05/15/48	8,292	8,934,692
Series 2016-C31, Class A4	2.840	11/15/49	42,000	44,158,153
Series 2016-C31, Class A5	3.102	11/15/49	11,509	12,404,298
Series 2017-C34, Class A3	3.276	11/15/52	20,000	21,559,050
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48	15,000	16,132,452
Series 2015-UBS08, Class A4	3.809	12/15/48	13,800	15,199,825
Series 2017-H01, Class A4	3.259	06/15/50	56,175	60,914,850
Series 2018-H03, Class A4	3.914	07/15/51	36,000	40,300,074
Series 2018-H04, Class A3	4.043	12/15/51	33,525	37,195,917
Series 2018-H04, Class A4	4.310	12/15/51	14,120	16,079,986
Series 2019-H06, Class A3	3.158	06/15/52	47,750	50,992,631
Series 2019-H07, Class A3	3.005	07/15/52	72,600	75,082,303
Series 2019-L02, Class A3	3.806	03/15/52	41,900	46,381,926
Series 2019-L03, Class A3	2.874	11/15/52	40,500	42,655,410
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36	25,000	23,950,792
Olympic Tower Mortgage Trust,
Series 2017-OT, Class C, 144A	4.077(cc)	05/10/39	21,000	21,642,579
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class A, 144A	3.021	09/15/39	35,000	36,218,374
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A	3.126	07/05/36	21,955	22,651,849
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50	98,815	106,188,980
Series 2017-C03, Class A3	3.167	08/15/50	78,800	85,288,936
Series 2017-C05, Class A4	3.212	11/15/50	32,275	34,405,027

See Notes to Financial Statements.

PGIM Total Return Bond Fund    35

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
UBS Commercial Mortgage Trust, (cont’d.)
Series 2017-C06, Class A4	3.320%	12/15/50	50,000	$53,653,070
Series 2018-C08, Class A3	3.720	02/15/51	13,315	14,759,579
Series 2018-C10, Class A3	4.048	05/15/51	69,500	77,428,894
Series 2018-C11, Class A4	3.977	06/15/51	40,000	44,636,780
Series 2018-C15, Class A3	4.075	12/15/51	48,100	53,991,668
Series 2019-C16, Class A3	3.344	04/15/52	31,500	33,992,563
Series 2019-C16, Class XB, IO	1.026(cc)	04/15/52	96,253	6,028,489
Series 2019-C17, Class A3	2.669	10/15/52	80,675	83,394,151
Series 2019-C17, Class ASB	2.866	10/15/52	21,050	22,478,413
Series 2019-C18, Class A3	2.782	12/15/52	22,850	23,751,853
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3	2.920	03/10/46	1,641	1,677,024
Series 2013-C05, Class XA, IO, 144A	1.047(cc)	03/10/46	11,332	131,980
Series 2013-C05, Class XB, IO, 144A	0.570(cc)	03/10/46	96,528	743,835
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4	3.548	08/15/50	5,677	5,924,443
Series 2015-LC20, Class A4	2.925	04/15/50	7,160	7,542,965
Series 2015-NXS02, Class A4	3.498	07/15/58	13,700	14,630,396
Series 2016-C34, Class XB, IO	1.137(cc)	06/15/49	36,018	1,596,584
Series 2016-C35, Class A3	2.674	07/15/48	60,000	62,350,014
Series 2016-C35, Class XB, IO	1.092(cc)	07/15/48	55,952	2,488,739
Series 2016-C36, Class A3	2.807	11/15/59	53,000	54,862,181
Series 2016-NXS06, Class A3	2.642	11/15/49	37,500	39,429,251
Series 2017-C38, Class A4	3.190	07/15/50	80,000	86,544,320
Series 2017-C39, Class A4	3.157	09/15/50	115,000	122,964,946
Series 2017-C40, Class A3	3.317	10/15/50	45,680	48,537,983
Series 2018-C43, Class A4	4.012(cc)	03/15/51	1,000	1,128,398
Series 2018-C44, Class A4	3.948	05/15/51	70,885	79,618,386
Series 2018-C45, Class A3	3.920	06/15/51	49,000	55,000,868
Series 2018-C47, Class A3	4.175	09/15/61	59,016	66,829,512
Series 2018-C48, Class A5	4.302	01/15/52	10,000	11,496,582
Series 2019-C50, Class A4	3.466	05/15/52	35,300	38,299,554
Series 2019-C52, Class A4	2.643	08/15/52	86,325	87,599,217
Series 2019-C53, Class A3	2.787	10/15/52	35,000	36,235,041
Series 2019-C54, Class A3	2.892	12/15/52	44,250	46,647,155
Series 2020-C55, Class A4	2.474	02/15/53	58,725	59,978,068

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $7,315,450,324)				7,674,768,831

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CONVERTIBLE BOND 0.0%
Telecommunications

Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A
(cost $7,211)	7.000%	05/17/21(oo)	102	$75,073

CORPORATE BONDS 41.2%

Advertising 0.0%

National CineMedia LLC,
Sr. Unsec’d. Notes	5.750	08/15/26	2,495	2,195,917
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A	8.875	12/15/27	50	54,258

				2,250,175

Aerospace & Defense 0.7%

BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A(a)	3.000	09/15/50	17,570	16,470,714
Sr. Unsec’d. Notes, 144A	3.400	04/15/30	17,620	18,813,543
Boeing Co. (The),
Sr. Unsec’d. Notes(a)	3.200	03/01/29	15,385	15,834,259
Sr. Unsec’d. Notes(a)	3.600	05/01/34	42,375	43,041,169
Sr. Unsec’d. Notes	3.750	02/01/50	1,850	1,807,054
Sr. Unsec’d. Notes	3.900	05/01/49	10,220	10,220,844
Sr. Unsec’d. Notes	3.950	08/01/59	14,670	14,336,180
Sr. Unsec’d. Notes	5.705	05/01/40	12,000	14,880,776
Sr. Unsec’d. Notes	5.805	05/01/50	69,720	89,466,149
Sr. Unsec’d. Notes	5.930	05/01/60	68,280	89,142,643
General Dynamics Corp.,
Gtd. Notes	4.250	04/01/40	33,680	40,215,656
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	3.832	04/27/25	2,700	2,971,199
Lockheed Martin Corp.,
Sr. Unsec’d. Notes	2.900	03/01/25	4,859	5,216,757
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes	4.125	11/16/28	21,320	24,193,554
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A	7.500	04/15/25	50	53,580
Sr. Sec’d. Notes(a)	3.850	06/15/26	6,000	6,212,592

See Notes to Financial Statements.

PGIM Total Return Bond Fund    37

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)

TransDigm UK Holdings PLC,
Gtd. Notes	6.875%	05/15/26	266	$280,680
TransDigm, Inc.,
Gtd. Notes	6.375	06/15/26	50	51,826

				393,209,175

Agriculture 0.4%

Altria Group, Inc.,
Gtd. Notes	3.400	02/04/41	73,330	67,460,748
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	34,745	34,055,698
Gtd. Notes(a)	2.789	09/06/24	29,440	30,987,670
Gtd. Notes	3.215	09/06/26	3,440	3,641,913
Gtd. Notes	3.557	08/15/27	25,000	26,629,227
Gtd. Notes	4.390	08/15/37	2,825	2,910,517
Gtd. Notes	4.700	04/02/27	3,555	4,008,829
BAT International Finance PLC (United Kingdom), Gtd. Notes	1.668	03/25/26	14,740	14,666,007
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	2.100	05/01/30	30,645	29,902,009
Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450	06/12/25	21,633	24,081,413
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29	28,025	28,257,204

				266,601,235

Airlines 0.6%

American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	01/15/27	4,098	3,801,027
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates	3.700	04/01/28	2,018	1,998,099
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates	3.375	11/01/28	8,592	8,460,896
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates(a)	3.600	03/22/29	9,559	9,734,074

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Airlines (cont’d.)

Continental Airlines 2001-1 Class A-1 Pass-Through Trust,
Pass-Through Certificates	6.703%	12/15/22	—(r)	$380
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates	5.983	10/19/23	179	184,536
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.150	10/11/25	1,788	1,895,989
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	04/29/26	610	644,003
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates(a)	6.821	02/10/24	955	1,004,011
Delta Air Lines 2020-1 Class AA Pass Through Trust,
Pass-Through Certificates(a)	2.000	12/10/29	29,743	29,960,712
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	3.625	03/15/22	107,488	109,095,198
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	38,315	44,800,718
Sr. Unsec’d. Notes	5.250	05/04/25	45,325	51,925,696
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates	3.450	06/01/29	8,700	9,143,861
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates	2.875	04/07/30	13,472	13,787,286
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates(a)	3.500	09/01/31	10,884	11,219,239
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates	2.700	11/01/33	9,793	9,552,998
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	38,180	39,612,846
Sr. Sec’d. Notes, 144A	4.625	04/15/29	9,665	10,038,246
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates(a)	4.625	12/03/26	1,308	1,291,504

				358,151,319

See Notes to Financial Statements.

PGIM Total Return Bond Fund    39

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Apparel 0.2%

Hanesbrands, Inc.,
Gtd. Notes, 144A(a)	5.375%	05/15/25	4,045	$4,254,920
Michael Kors USA, Inc.,
Gtd. Notes, 144A(a)	4.500	11/01/24	10,000	10,605,997
VF Corp.,
Sr. Unsec’d. Notes	2.400	04/23/25	17,665	18,554,029
Sr. Unsec’d. Notes	2.800	04/23/27	23,470	25,069,809
Sr. Unsec’d. Notes(a)	2.950	04/23/30	36,220	37,787,683
William Carter Co. (The),
Gtd. Notes, 144A	5.500	05/15/25	50	52,898

				96,325,336

Auto Manufacturers 0.9%

Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	3.350	05/04/21	10,540	10,540,000
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	20,857	21,073,446
Sr. Unsec’d. Notes(a)	5.291	12/08/46	19,661	20,803,710
Sr. Unsec’d. Notes(a)	6.375	02/01/29	2,595	2,963,115
Sr. Unsec’d. Notes	7.400	11/01/46	5,000	6,281,686
Sr. Unsec’d. Notes	7.450	07/16/31	1,675	2,154,122
Sr. Unsec’d. Notes	8.500	04/21/23	50	56,001
Sr. Unsec’d. Notes	9.000	04/22/25	5,850	7,146,325
Sr. Unsec’d. Notes	9.625	04/22/30	50	70,140
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	8,275	8,108,489
Sr. Unsec’d. Notes	3.096	05/04/23	750	766,506
Sr. Unsec’d. Notes	3.350	11/01/22	16,355	16,727,971
Sr. Unsec’d. Notes	3.813	10/12/21	2,000	2,020,046
Sr. Unsec’d. Notes	4.271	01/09/27	32,500	34,297,257
Sr. Unsec’d. Notes	4.375	08/06/23	13,975	14,746,449
Sr. Unsec’d. Notes	5.584	03/18/24	493	537,384
Sr. Unsec’d. Notes	5.596	01/07/22	20,000	20,561,631
Sr. Unsec’d. Notes, GMTN(a)	4.389	01/08/26	225	240,237
General Motors Co.,
Sr. Unsec’d. Notes	5.400	04/01/48	4,000	4,827,018
Sr. Unsec’d. Notes	6.250	10/02/43	31,595	41,583,692
Sr. Unsec’d. Notes	6.600	04/01/36	7,295	9,710,620
Sr. Unsec’d. Notes	6.750	04/01/46	8,458	11,633,005
Sr. Unsec’d. Notes	6.800	10/01/27	19,355	24,312,005
General Motors Financial Co., Inc.,
Gtd. Notes	3.700	05/09/23	21,265	22,390,357

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

General Motors Financial Co., Inc., (cont’d.)
Gtd. Notes	3.850%	01/05/28		20,453	$22,190,930
Gtd. Notes	4.000	10/06/26		7,785	8,582,712
Gtd. Notes	4.350	01/17/27		23,775	26,546,924
Gtd. Notes	5.250	03/01/26		2,435	2,802,908
Sr. Unsec’d. Notes	1.700	08/18/23		38,995	39,814,781
Sr. Unsec’d. Notes(a)	2.350	01/08/31		84,135	80,558,621
Sr. Unsec’d. Notes(a)	2.900	02/26/25		46,895	49,493,768
Sr. Unsec’d. Notes	5.650	01/17/29		5,920	7,108,997
Navistar International Corp.,
Gtd. Notes, 144A	6.625	11/01/25		8,834	9,149,945
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, EMTN	2.900(cc)	10/24/25		6,980	7,646,678

					537,447,476

Auto Parts & Equipment 0.1%

Adient Global Holdings Ltd.,
Gtd. Notes, 144A(a)	3.500	08/15/24	EUR	9,692	12,017,355
Gtd. Notes, 144A	4.875	08/15/26		4,025	4,125,956
Adient US LLC,
Sr. Sec’d. Notes, 144A	7.000	05/15/26		64	67,963
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26		6,325	6,500,234
Gtd. Notes(a)	6.500	04/01/27		33,622	35,513,237
Gtd. Notes(a)	6.875	07/01/28		4,500	4,808,278
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A	5.625	11/15/26		725	631,288
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A(a)	5.750	04/15/25		5,513	5,689,576
Dana, Inc.,
Sr. Unsec’d. Notes	5.625	06/15/28		50	53,909
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes	3.625	06/15/24		3,587	3,883,002
Sr. Unsec’d. Notes	4.150	10/01/25		3,900	4,392,791

					77,683,589

Banks 10.9%

Banco de Credito del Peru (Peru),
Sr. Unsec’d. Notes, 144A	4.250	04/01/23		2,532	2,656,539

See Notes to Financial Statements.

PGIM Total Return Bond Fund    41

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)

Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	1.308%(c)	04/12/23	3,400	$3,444,925
Sr. Unsec’d. Notes	3.125	02/23/23	7,600	7,940,302
Sr. Unsec’d. Notes	3.500	04/11/22	6,600	6,787,711
Sr. Unsec’d. Notes	3.848	04/12/23	5,200	5,527,219
Sub. Notes(a)	2.749	12/03/30	6,400	6,215,162
Bank of America Corp.,
Jr. Sub. Notes, Series DD	6.300(ff)	03/10/26(oo)	49,420	57,730,385
Jr. Sub. Notes, Series FF	5.875(ff)	03/15/28(oo)	31,720	35,654,172
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	4,865	5,237,489
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	5,370	5,518,158
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	11,505	11,594,118
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	43,680	44,159,850
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	2,293	2,383,284
Sr. Unsec’d. Notes	3.366(ff)	01/23/26	36,535	39,460,170
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	77,865	85,216,042
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	25,805	24,493,571
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	219,885	220,375,944
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	30,315	32,134,888
Sr. Unsec’d. Notes, MTN	3.550(ff)	03/05/24	1,085	1,142,892
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	41,803	46,345,650
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	29,865	33,325,561
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	50,309	56,395,199
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	16,890	18,503,187
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,030	1,169,281
Sr. Unsec’d. Notes, MTN	4.330(ff)	03/15/50	103,816	120,525,584
Sr. Unsec’d. Notes, Series N(a)	2.651(ff)	03/11/32	40,400	40,765,115
Sub. Notes, MTN	4.000	01/22/25	43,955	48,380,906
Sub. Notes, MTN	4.450	03/03/26	45,640	51,728,511
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN(a)	2.200	08/16/23	19,930	20,735,299
Sr. Unsec’d. Notes, MTN	2.950	01/29/23	4,360	4,556,602
Sr. Unsec’d. Notes, Series G, MTN	3.000	02/24/25	9,098	9,823,654
Bank Rakyat Indonesia Persero Tbk PT (Indonesia),
Sr. Unsec’d. Notes	3.950	03/28/24	1,000	1,069,060
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	2.645(ff)	06/24/31	10,800	10,725,921
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	71,090	76,841,295
Sr. Unsec’d. Notes	4.610(ff)	02/15/23	64,345	66,345,870
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	18,560	21,477,604
Sub. Notes	4.836	05/09/28	12,120	13,601,242
Sub. Notes(a)	5.088(ff)	06/20/30	19,770	22,676,729

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)

Barclays PLC (United Kingdom), (cont’d.)
Sub. Notes	5.200%	05/12/26	15,595	$17,718,411
BNP Paribas SA (France),
Gtd. Notes, MTN	3.250	03/03/23	4,525	4,775,175
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	71,690	70,571,144
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	42,805	42,223,296
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	59,970	64,541,801
Sr. Unsec’d. Notes, 144A	4.400	08/14/28	5,857	6,677,540
Sr. Unsec’d. Notes, 144A, MTN(a)	2.950	05/23/22	1,435	1,473,266
Sr. Unsec’d. Notes, 144A, MTN(a)	3.052(ff)	01/13/31	43,050	44,547,908
Sub. Notes, 144A, MTN	4.375	05/12/26	8,755	9,748,516
BPCE SA (France),
Gtd. Notes, 144A, MTN	3.000	05/22/22	4,005	4,120,933
Sr. Unsec’d. Notes, 144A	1.652(ff)	10/06/26	30,045	30,107,276
Sr. Unsec’d. Notes, 144A	2.277(ff)	01/20/32	23,750	23,002,074
Sr. Unsec’d. Notes, 144A, MTN(a)	3.250	01/11/28	20,350	21,693,330
Sr. Unsec’d. Notes, 144A, MTN	3.500	10/23/27	4,330	4,701,932
Sub. Notes, 144A, MTN	4.500	03/15/25	3,000	3,314,148
Sub. Notes, 144A, MTN	4.625	07/11/24	3,460	3,818,320
Sub. Notes, 144A, MTN	4.875	04/01/26	1,015	1,146,314
Sub. Notes, 144A, MTN	5.700	10/22/23	21,237	23,669,782
CITIC Ltd. (China),
Sr. Unsec’d. Notes, EMTN	6.800	01/17/23	1,800	1,966,242
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	26,270	26,406,611
Jr. Sub. Notes, Series Q, 3 Month LIBOR + 4.095%	4.289(c)	05/17/21(oo)	51,035	51,056,066
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	40,750	42,780,093
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	48,265	49,213,112
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	31,420	31,870,181
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	13,660	13,648,198
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	181,110	183,661,289
Sr. Unsec’d. Notes	2.750	04/25/22	3,065	3,132,844
Sr. Unsec’d. Notes	2.876(ff)	07/24/23	7,800	8,028,823
Sr. Unsec’d. Notes	3.200	10/21/26	45,302	49,116,340
Sr. Unsec’d. Notes	3.400	05/01/26	19,755	21,633,659
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	24,020	26,171,962
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	12,612	13,895,933
Sr. Unsec’d. Notes	3.700	01/12/26	21,145	23,435,171
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,700	1,892,785
Sr. Unsec’d. Notes	4.044(ff)	06/01/24	4,520	4,839,197
Sr. Unsec’d. Notes	5.316(ff)	03/26/41	124,945	162,104,305

See Notes to Financial Statements.

PGIM Total Return Bond Fund    43

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)

Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	8.125%	07/15/39		885	$1,478,813
Sub. Notes	4.300	11/20/26		1,175	1,325,724
Sub. Notes	4.400	06/10/25		22,485	25,140,472
Sub. Notes	4.750	05/18/46		42,640	51,563,738
Credit Agricole SA (France),
Jr. Sub. Notes	7.875(ff)	01/23/24(oo)		1,000	1,130,606
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN	3.625	09/09/24		6,130	6,667,908
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes	3.750	03/26/25		3,590	3,892,095
Sr. Unsec’d. Notes(a)	3.800	06/09/23		23,170	24,611,935
Sr. Unsec’d. Notes(a)	4.550	04/17/26		4,065	4,578,598
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29		8,734	9,432,036
Sr. Unsec’d. Notes, 144A	4.194(ff)	04/01/31		30,500	33,704,186
Sr. Unsec’d. Notes, 144A	4.282	01/09/28		3,541	3,928,533
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes	3.800	09/15/22		1,930	2,011,982
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A(a)	1.621(ff)	09/11/26		60,295	59,871,809
Sr. Unsec’d. Notes, 144A	3.244(ff)	12/20/25		22,650	24,128,043
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	2.129(ff)	11/24/26		27,405	27,757,523
Sr. Unsec’d. Notes(a)	2.222(ff)	09/18/24		10,415	10,688,217
Sr. Unsec’d. Notes	3.950	02/27/23		9,250	9,756,524
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21		2,160	2,161,339
Sr. Unsec’d. Notes, Series D	5.000	02/14/22		79,400	82,013,289
Sub. Notes(a)	3.729(ff)	01/14/32		15,400	15,303,855
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125	09/06/23		13,200	14,029,763
Gov’t. Gtd. Notes, EMTN	2.750	09/16/25		6,500	6,998,193
Sr. Unsec’d. Notes, GMTN	2.235	04/28/22		1,000	1,017,591
Sr. Unsec’d. Notes, GMTN	2.868	09/05/23		10,000	10,532,484
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A	1.625	10/16/24		5,250	5,419,612
Gov’t. Liquid Gtd. Notes, 144A, MTN(a)	3.250	09/26/23		16,750	17,865,051
Gov’t. Liquid Gtd. Notes, EMTN	1.125	06/15/22	GBP	8,000	11,160,719
Gov’t. Liquid Gtd. Notes, EMTN	2.125	02/12/25	GBP	90,700	132,582,931
Discover Bank,
Sr. Unsec’d. Notes	3.450	07/27/26		6,525	7,097,635
Sr. Unsec’d. Notes	4.200	08/08/23		9,280	10,019,480

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)

Discover Bank, (cont’d.)
Sr. Unsec’d. Notes	4.250%	03/13/26	675	$757,618
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN	3.000	03/30/22	3,600	3,682,796
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O(a)	5.300(ff)	11/10/26(oo)	38,010	42,594,325
Sr. Unsec’d. Notes(a)	1.992(ff)	01/27/32	48,415	46,017,389
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	54,500	54,745,003
Sr. Unsec’d. Notes	2.908(ff)	06/05/23	16,250	16,676,406
Sr. Unsec’d. Notes	3.210(ff)	04/22/42	110,085	111,093,802
Sr. Unsec’d. Notes	3.272(ff)	09/29/25	24,791	26,631,735
Sr. Unsec’d. Notes	3.500	01/23/25	24,530	26,589,677
Sr. Unsec’d. Notes	3.500	04/01/25	3,630	3,949,478
Sr. Unsec’d. Notes	3.500	11/16/26	19,235	21,002,477
Sr. Unsec’d. Notes	3.750	02/25/26	31,393	34,863,315
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	16,800	18,565,253
Sr. Unsec’d. Notes	3.850	01/26/27	38,055	42,117,874
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	10,000	11,319,176
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.500% (Cap N/A, Floor 0.000%)	0.697(c)	04/08/22	3,032	3,022,729
Sr. Unsec’d. Notes, EMTN	2.200(cc)	11/26/22	14,100	14,453,972
Sr. Unsec’d. Notes, EMTN	3.000(cc)	05/31/24	95,768	104,080,350
Sr. Unsec’d. Notes, MTN	2.905(ff)	07/24/23	29,890	30,770,487
Sub. Notes	5.150	05/22/45	12,240	15,744,582
Sub. Notes	6.750	10/01/37	216	307,547
HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN	3.300(ff)	09/28/24	10,000	9,847,261
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	1.645(ff)	04/18/26	4,200	4,233,207
Sr. Unsec’d. Notes	3.803(ff)	03/11/25	985	1,061,710
Sr. Unsec’d. Notes(a)	3.900	05/25/26	3,930	4,360,674
Sr. Unsec’d. Notes	4.292(ff)	09/12/26	1,625	1,803,958
Sr. Unsec’d. Notes	4.583(ff)	06/19/29	40,875	46,371,740
ICICI Bank Ltd. (India),
Sr. Unsec’d. Notes, EMTN	3.250	09/09/22	2,200	2,256,447
Industrial & Commercial Bank of China Ltd. (China),
Sr. Unsec’d. Notes	2.957	11/08/22	3,000	3,094,802
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes	3.550	04/09/24	2,400	2,594,171
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC(a)	4.625(ff)	11/01/22(oo)	30,100	30,186,924

See Notes to Financial Statements.

PGIM Total Return Bond Fund    45

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

JPMorgan Chase & Co., (cont’d.)
Jr. Sub. Notes, Series FF	5.000%(ff)	08/01/24(oo)	29,225	$30,679,450
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	75,829	78,136,182
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%(a)	3.656(c)	07/30/21(oo)	2,878	2,890,304
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	89,955	90,126,215
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%	3.976(c)	08/01/21(oo)	21,720	21,805,898
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	37,745	38,082,196
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	100,670	103,304,573
Sr. Unsec’d. Notes	3.157(ff)	04/22/42	60,780	60,963,768
Sr. Unsec’d. Notes	3.200	01/25/23	8,265	8,687,250
Sr. Unsec’d. Notes	3.200	06/15/26	17,085	18,568,796
Sr. Unsec’d. Notes	3.250	09/23/22	8,770	9,127,968
Sr. Unsec’d. Notes	3.300	04/01/26	30,650	33,469,192
Sr. Unsec’d. Notes	3.328(ff)	04/22/52	38,755	38,823,135
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	61,905	67,518,027
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	91,135	100,294,399
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	7,285	8,107,376
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	52,470	58,909,800
Sr. Unsec’d. Notes	4.260(ff)	02/22/48	19,366	22,425,997
Sr. Unsec’d. Notes	4.493(ff)	03/24/31	175,000	202,853,752
Sub. Notes	3.375	05/01/23	2,775	2,932,551
Sub. Notes	3.875	09/10/24	18,575	20,307,913
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.750	01/11/27	16,495	18,201,855
Sr. Unsec’d. Notes	3.900	03/12/24	6,047	6,559,545
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes	2.900	02/06/25	22,225	23,805,438
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes(a)	3.170	09/11/27	9,800	10,650,895
Morgan Stanley,
Sr. Unsec’d. Notes	3.217(ff)	04/22/42	7,825	7,933,800
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	124,435	127,177,574
Sr. Unsec’d. Notes, GMTN	3.700	10/23/24	4,690	5,131,144
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	18,090	19,170,035
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	50,085	55,334,261
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	10,525	12,138,807
Sr. Unsec’d. Notes, GMTN	5.597(ff)	03/24/51	149,855	210,158,957
Sr. Unsec’d. Notes, MTN	2.625	11/17/21	16,890	17,108,051
Sr. Unsec’d. Notes, MTN	2.750	05/19/22	10,000	10,257,685
Sr. Unsec’d. Notes, MTN	3.125	07/27/26	49,095	53,220,873

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, MTN	3.591%(ff)	07/22/28	44,190	$48,637,521
Sr. Unsec’d. Notes, MTN	3.971(ff)	07/22/38	12,045	13,647,821
Sub. Notes, GMTN	4.350	09/08/26	15,545	17,624,450
Sub. Notes, MTN	3.950	04/23/27	16,325	18,247,801
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.875	09/12/23	26,670	28,625,554
Sr. Unsec’d. Notes(a)	4.445(ff)	05/08/30	55,539	62,560,725
Sr. Unsec’d. Notes	4.519(ff)	06/25/24	25,400	27,377,608
Sr. Unsec’d. Notes	5.076(ff)	01/27/30	5,790	6,754,777
People’s United Bank NA,
Sub. Notes	4.000	07/15/24	500	536,382
PNC Bank NA,
Sr. Unsec’d. Notes(a)	2.625	02/17/22	14,615	14,867,835
Sr. Unsec’d. Notes	2.950	02/23/25	12,595	13,542,037
Sub. Notes	2.950	01/30/23	10,835	11,286,795
Sub. Notes	4.050	07/26/28	1,200	1,363,555
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	2.854	11/09/22	1,600	1,661,099
Sr. Unsec’d. Notes(a)	3.450	04/23/29	19,895	21,962,760
Rheinland-Pfalz Bank (Germany),
Sub. Notes	6.875	02/23/28	7,600	9,838,051
Sub. Notes, 144A	6.875	02/23/28	3,463	4,482,785
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.875	08/05/21	8,090	8,143,400
Sr. Unsec’d. Notes	3.373(ff)	01/05/24	38,105	39,811,883
Sr. Unsec’d. Notes	3.571	01/10/23	15,400	15,714,615
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	47,800	47,233,868
State Street Corp.,
Sub. Notes	2.200	03/03/31	36,725	36,105,544
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes	3.000	01/18/23	5,125	5,348,542
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.442	10/19/21	9,390	9,482,585
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	4.703(c)	09/30/24	73,420	73,357,854
Truist Bank,
Sr. Unsec’d. Notes	2.750	05/01/23	3,675	3,844,713

See Notes to Financial Statements.

PGIM Total Return Bond Fund    47

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Truist Financial Corp.,
Jr. Sub. Notes, Series N	4.800%(ff)	09/01/24(oo)	36,143	$38,237,698
Sub. Notes, MTN	3.875	03/19/29	7,550	8,437,009
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A(a)	1.008(ff)	07/30/24	11,645	11,714,815
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27	17,775	17,591,903
Sr. Unsec’d. Notes, 144A	2.859(ff)	08/15/23	30,355	31,237,964
Sr. Unsec’d. Notes, 144A(a)	3.126(ff)	08/13/30	14,130	14,867,689
Sr. Unsec’d. Notes, 144A	3.491	05/23/23	24,420	25,174,745
Sr. Unsec’d. Notes, 144A	4.125	09/24/25	21,582	24,099,522
Sr. Unsec’d. Notes, 144A	4.125	04/15/26	2,440	2,734,028
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A	2.569(ff)	09/22/26	33,415	33,680,965
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	64,795	64,105,782
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	100,840	101,959,844
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	23,086	23,957,380
Sr. Unsec’d. Notes, MTN	3.000	02/19/25	7,985	8,572,721
Sr. Unsec’d. Notes, MTN(a)	4.478(ff)	04/04/31	217,114	251,331,186

				6,502,664,110

Beverages 0.4%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	25,400	30,043,416
Gtd. Notes	4.900	02/01/46	43,895	52,437,621
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	5.450	01/23/39	39,566	49,950,235
Gtd. Notes	5.550	01/23/49	49,910	64,514,479
Gtd. Notes	8.000	11/15/39	1,880	2,986,469
Gtd. Notes	8.200	01/15/39	445	712,870
Keurig Dr. Pepper, Inc.,
Gtd. Notes	3.551	05/25/21	28,355	28,409,447

				229,054,537

Biotechnology 0.0%

Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	4.800	04/01/44	1,945	2,353,769

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials 0.1%

Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A	5.450%	11/19/29		413	$453,096
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	4.250	07/02/24		2,300	2,524,469
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26		3,315	3,596,189
Sr. Unsec’d. Notes(a)	4.300	07/15/47		22,500	25,164,953
Sr. Unsec’d. Notes	4.400	01/30/48		4,370	4,944,958
Patrick Industries, Inc.,
Gtd. Notes, 144A	7.500	10/15/27		300	327,019
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28		5,975	6,331,624
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31		10,650	9,981,271
Sr. Unsec’d. Notes, 144A	4.375	07/15/30		50	50,135
Sr. Unsec’d. Notes, 144A	4.750	01/15/28		1,325	1,366,083
Summit Materials LLC/Summit Materials Finance
Corp.,
Gtd. Notes, 144A	5.125	06/01/25		100	101,500
Gtd. Notes, 144A	6.500	03/15/27		500	529,062
U.S. Concrete, Inc.,
Gtd. Notes	6.375	06/01/24		5,476	5,584,720
Gtd. Notes, 144A(a)	5.125	03/01/29		6,975	7,207,865

					68,162,944

Chemicals 1.1%

Ashland LLC,
Gtd. Notes	6.875	05/15/43		11,140	14,010,004
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	4.500	01/10/28		2,600	2,705,545
Gtd. Notes, 144A(a)	4.500	01/10/28		13,200	13,735,844
Gtd. Notes, 144A	4.500	01/31/30		3,000	3,059,656
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		8,565	9,975,702
Gtd. Notes	5.375	03/15/44		20,115	24,613,529
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27		50	53,569
Gtd. Notes	7.000	05/15/25		8,050	8,283,107
Diamond BC BV,
Gtd. Notes(a)	5.625	08/15/25	EUR	70,366	86,506,771

See Notes to Financial Statements.

PGIM Total Return Bond Fund    49

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.625%	05/15/26		6,040	$6,664,983
Sr. Unsec’d. Notes(a)	4.800	05/15/49		12,750	15,558,286
Sr. Unsec’d. Notes	5.250	11/15/41		6,010	7,604,923
Sr. Unsec’d. Notes	5.550	11/30/48		1,589	2,127,399
Sr. Unsec’d. Notes	9.400	05/15/39		280	478,669
Eastman Chemical Co.,
Sr. Unsec’d. Notes	3.800	03/15/25		9,781	10,694,084
FMC Corp.,
Sr. Unsec’d. Notes	4.500	10/01/49		12,925	15,104,930
LYB International Finance BV,
Gtd. Notes	4.875	03/15/44		10,495	12,497,348
LYB International Finance III LLC,
Gtd. Notes	3.375	10/01/40		14,600	14,724,126
Gtd. Notes(a)	3.625	04/01/51		3,340	3,346,353
Gtd. Notes(a)	4.200	10/15/49		39,600	43,314,059
Gtd. Notes	4.200	05/01/50		45,265	49,575,115
LyondellBasell Industries NV,
Sr. Unsec’d. Notes(a)	4.625	02/26/55		5,900	6,786,332
Sr. Unsec’d. Notes	5.750	04/15/24		4,000	4,519,592
Monitchem HoldCo 2 SA (Luxembourg),
Gtd. Notes, 144A	9.500	09/15/26	EUR	3,700	4,855,308
Mosaic Co. (The),
Sr. Unsec’d. Notes	5.625	11/15/43		3,455	4,427,669
Nouryon Holding BV (Netherlands),
Sr. Unsec’d. Notes, 144A	8.000	10/01/26		2,500	2,656,080
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	4.875	06/01/24		2,589	2,727,020
Sr. Unsec’d. Notes, 144A(a)	5.000	05/01/25		3,190	3,415,978
Sr. Unsec’d. Notes, 144A(a)	5.250	06/01/27		1,664	1,779,940
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.125	03/15/35		1,900	2,122,185
Sr. Unsec’d. Notes	4.900	06/01/43		3,370	4,093,219
Sr. Unsec’d. Notes	5.000	04/01/49		9,159	11,608,988
Sr. Unsec’d. Notes	5.250	01/15/45		11,059	14,113,190
Sr. Unsec’d. Notes	6.125	01/15/41		1,730	2,379,107
Sr. Unsec’d. Notes	7.125	05/23/36		665	957,529
Nutrition & Biosciences, Inc.,
Gtd. Notes, 144A	3.268	11/15/40		16,685	16,501,559
OCI NV (Netherlands),
Sr. Sec’d. Notes(a)	3.125	11/01/24	EUR	46,571	57,329,725
Sr. Sec’d. Notes, 144A	3.625	10/15/25	EUR	31,000	38,941,588

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Sasol Financing International Ltd. (South Africa),
Gtd. Notes	4.500%	11/14/22		13,900	$14,233,352
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24		43,980	46,949,522
Gtd. Notes	6.500	09/27/28		7,510	8,320,585
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	2.950	08/15/29		24,930	26,272,077
Sr. Unsec’d. Notes	3.450	08/01/25		1,240	1,349,085
Sr. Unsec’d. Notes(a)	3.450	06/01/27		7,825	8,618,261
SPCM SA (France),
Sr. Unsec’d. Notes, 144A	2.000	02/01/26	EUR	9,700	11,895,061
Sr. Unsec’d. Notes, 144A	2.625	02/01/29	EUR	11,800	14,576,680
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24		10,675	9,976,685
Sr. Sec’d. Notes, 144A	10.875	08/01/24		2,631	2,793,637
Tronox, Inc.,
Sr. Sec’d. Notes, 144A	6.500	05/01/25		500	533,960
Valvoline, Inc.,
Gtd. Notes, 144A	4.250	02/15/30		95	97,484
W.R. Grace & Co.-Conn.,
Gtd. Notes, 144A	4.875	06/15/27		7,500	7,818,171

					677,283,571

Commercial Services 0.8%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28		3,625	3,636,420
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		3,420	3,621,767
Sr. Unsec’d. Notes, 144A	9.750	07/15/27		50	55,017
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.625	10/01/27		50	51,814
California Institute of Technology,
Sr. Unsec’d. Notes	3.650	09/01/2119		39,775	42,649,021
Sr. Unsec’d. Notes	4.700	11/01/2111		2,105	2,865,982
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	2.849	03/03/22		19,000	19,358,565
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.850%	1.034(c)	09/14/21		1,000	1,002,296
Cintas Corp. No. 2,
Gtd. Notes	2.900	04/01/22		8,105	8,282,882

See Notes to Financial Statements.

PGIM Total Return Bond Fund    51

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Cintas Corp. No. 2, (cont’d.)
Gtd. Notes	3.700%	04/01/27		6,325	$7,070,411
Cleveland Clinic Foundation (The),
Unsec’d. Notes	4.858	01/01/2114		4,000	5,469,499
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		2,000	2,662,309
Equifax, Inc.,
Sr. Unsec’d. Notes	3.950	06/15/23		13,305	14,231,052
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23		27,400	28,738,688
Gtd. Notes, 144A	3.300	12/01/26		10,390	11,298,590
Gtd. Notes, 144A	3.800	11/01/25		17,535	19,351,931
Gtd. Notes, 144A	4.200	11/01/46		7,890	8,949,216
Gtd. Notes, 144A	4.500	02/15/45		3,720	4,358,103
Gtd. Notes, 144A	6.700	06/01/34		2,355	3,247,517
Gtd. Notes, 144A	7.000	10/15/37		4,090	6,009,328
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A	2.813	01/01/60		8,040	7,744,494
Leland Stanford Junior University (The),
Unsec’d. Notes	3.647	05/01/48		7,250	8,469,281
Loxam SAS (France),
Sr. Sec’d. Notes	3.750	07/15/26	EUR	2,325	2,816,195
Sr. Sub. Notes	4.500	04/15/27	EUR	18,600	21,299,662
Sr. Sub. Notes(a)	5.750	07/15/27	EUR	42,550	51,027,848
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116		18,113	20,821,002
Unsec’d. Notes	4.678	07/01/2114		3,000	4,122,296
Unsec’d. Notes	5.600	07/01/2111		942	1,528,196
Moody’s Corp.,
Sr. Unsec’d. Notes	2.550	08/18/60		5,855	4,816,595
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A(a)	5.000	02/01/25		1,630	1,672,667
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A	5.875	10/01/30		50	54,673
President & Fellows of Harvard College,
Unsec’d. Notes(a)	2.517	10/15/50		8,950	8,593,110
Unsec’d. Notes(a)	3.150	07/15/46		9,930	10,706,673
Unsec’d. Notes(a)	3.300	07/15/56		3,840	4,250,252
Unsec’d. Notes	3.619	10/01/37		4,010	4,526,298
Service Corp. International,
Sr. Unsec’d. Notes	3.375	08/15/30		1,685	1,630,576

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610%	02/15/2119		1,065	$1,100,995
United Rentals North America, Inc.,
Gtd. Notes	3.875	02/15/31		5,176	5,212,143
Gtd. Notes(a)	4.875	01/15/28		70,980	75,125,639
Gtd. Notes(a)	5.250	01/15/30		25,821	28,230,469
Gtd. Notes	5.500	05/15/27		5,695	6,070,610
Gtd. Notes	5.875	09/15/26		50	52,270
University of Chicago (The),
Unsec’d. Notes, Series 20B(a)	2.761	04/01/45		6,560	6,403,686
University of Southern California,
Sr. Unsec’d. Notes, Series A	3.226	10/01/2120		5,210	4,851,374
Unsec’d. Notes, Series 2017	3.841	10/01/47		9,375	10,969,504

					485,006,916

Computers 0.2%

Apple, Inc.,
Sr. Unsec’d. Notes	3.750	11/13/47		48,565	54,898,114
Sr. Unsec’d. Notes	4.650	02/23/46		1,855	2,369,132
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes	8.375	09/01/26	EUR	2,500	3,168,467
Sr. Unsec’d. Notes, 144A	9.750	09/01/26		8,550	9,080,133
Everi Payments, Inc.,
Gtd. Notes, 144A	7.500	12/15/25		6,573	6,828,113
Hurricane Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.000	10/15/25	GBP	20,000	30,007,377
Leidos, Inc.,
Gtd. Notes, 144A	2.300	02/15/31		20,140	19,179,619
NCR Corp.,
Gtd. Notes, 144A	5.000	10/01/28		50	51,598
Gtd. Notes, 144A	5.750	09/01/27		500	528,581
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.750	06/01/25		9,000	9,164,819

					135,275,953

Distribution/Wholesale 0.0%

Core & Main Holdings LP,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.625% or PIK 9.375%	8.625	09/15/24		260	266,292

See Notes to Financial Statements.

PGIM Total Return Bond Fund    53

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services 0.8%

Aircraft Finance Co. Ltd. (China),
Sr. Sec’d. Notes, Series B	4.100%	03/29/26	2,818	$2,914,609
ALEX Alpha LLC,
U.S. Gov’t. Gtd. Notes	1.617	08/15/24	1,522	1,547,482
CDP Financial, Inc. (Canada),
Gtd. Notes	3.150	07/24/24	7,472	8,084,187
Gtd. Notes	5.600	11/25/39	1,200	1,618,637
Gtd. Notes, 144A	3.150	07/24/24	13,090	14,162,474
Gtd. Notes, 144A	5.600	11/25/39	4,045	5,456,155
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series G	5.375(ff)	06/01/25(oo)	40,650	45,444,524
Jr. Sub. Notes, Series H	4.000(ff)	12/01/30(oo)	28,365	28,326,319
Sr. Unsec’d. Notes	3.450	02/13/26	8,855	9,734,389
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, GMTN	3.000(cc)	06/12/24	42,866	46,711,369
Clifford Capital Pte Ltd. (Singapore),
Gov’t. Gtd. Notes, EMTN	3.110	08/18/32	32,200	33,366,728
Credit Suisse International (United Kingdom),
Sub. Notes, Series F^	2.612(s)	12/15/21	7,190	7,148,124
Discover Financial Services,
Sr. Unsec’d. Notes(a)	3.750	03/04/25	14,835	16,165,853
Eole Finance SPC (France),
Gtd. Notes	2.341	02/24/24	15,364	15,728,712
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes	4.418	11/15/35	21,682	24,939,411
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series 1A-1, 144A, 1 Month LIBOR + 2.830% (Cap N/A, Floor 3.030%)^	3.030(c)	02/01/24	73,108	73,107,500
Jefferies Group LLC,
Sr. Unsec’d. Notes	2.750	10/15/32	45,125	44,541,401
Sr. Unsec’d. Notes	6.500	01/20/43	820	1,108,418
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	16,055	16,233,662
Gtd. Notes, 144A	6.000	01/15/27	15,935	16,649,959
Navient Solutions LLC,
Sr. Unsec’d. Notes	1.311(s)	10/03/22	1,263	1,250,944
OneMain Finance Corp.,
Gtd. Notes	5.375	11/15/29	202	218,009
Gtd. Notes	6.625	01/15/28	5,050	5,775,999
Gtd. Notes	6.875	03/15/25	500	567,964
Gtd. Notes	7.125	03/15/26	50	58,405

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

Ontario Teachers’ Finance Trust (Canada),
Local Gov’t. Gtd. Notes, 144A(a)	2.125%	09/19/22	15,500	$15,891,654
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	5,100	4,883,932
Penta Aircraft Leasing LLC,
U.S. Gov’t. Gtd. Notes	1.691	04/29/25	1,847	1,887,826
Peru Enhanced Pass-Through Finance Ltd. (Peru),
Pass-Through Certificates	1.924(s)	06/02/25	5,018	4,773,362
Postal Square LP,
U.S. Gov’t. Gtd. Notes	6.500	06/15/22	2,181	2,245,502
U.S. Gov’t. Gtd. Notes	8.950	06/15/22	4,372	4,586,048
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes	7.390	12/02/24	10,742	13,155,303
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A	0.550	07/30/24	9,000	8,966,208
U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	2,564	2,759,531
U.S. Gov’t. Gtd. Notes, Series NN	3.250	06/15/25	3,595	3,907,202
Visa, Inc.,
Sr. Unsec’d. Notes	2.700	04/15/40	10,870	10,798,262

				494,716,064

Electric 2.7%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes	3.625	01/12/23	8,300	8,721,709
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes(a)	3.100	12/01/26	1,300	1,411,907
Sr. Unsec’d. Notes	3.750	12/01/47	5,595	6,148,560
Sr. Unsec’d. Notes	3.800	06/15/49	7,345	8,172,989
Sr. Unsec’d. Notes, Series M	3.650	04/01/50	10,915	11,893,313
Alabama Power Co.,
Sr. Unsec’d. Notes, Series B	3.700	12/01/47	18,040	19,711,774
Alexander Funding Trust,
Sr. Sec’d. Notes, 144A	1.841	11/15/23	95,000	96,261,122
Appalachian Power Co.,
Sr. Unsec’d. Notes	3.400	06/01/25	15,645	16,904,552
Avangrid, Inc.,
Sr. Unsec’d. Notes	3.800	06/01/29	21,920	24,388,459
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A	1.950	02/28/22	1,322	1,327,449

See Notes to Financial Statements.

PGIM Total Return Bond Fund    55

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500%	02/15/28	50	$50,510
Sr. Sec’d. Notes, 144A	5.250	06/01/26	336	344,824
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	23,192	22,877,736
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	41,875	41,224,182
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28	44,941	45,672,383
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage	3.950	03/01/48	6,685	7,591,202
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes(a)	2.950	03/01/30	26,025	26,867,501
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A	3.500	04/01/28	4,415	4,573,069
CMS Energy Corp.,
Jr. Sub. Notes	4.750(ff)	06/01/50	23,485	25,951,745
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	2,665	2,930,708
First Mortgage(a)	4.000	03/01/48	4,510	5,167,015
First Mortgage	4.350	11/15/45	2,780	3,323,984
First Mortgage	6.450	01/15/38	690	994,823
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes	3.850	06/15/46	7,580	8,161,296
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	2,920	3,346,172
Dominion Energy, Inc.,
Jr. Sub. Notes	2.715	08/15/21	19,335	19,462,492
Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)	23,040	24,520,185
Sr. Unsec’d. Notes	3.900	10/01/25	3,590	3,976,849
Sr. Unsec’d. Notes	4.250	06/01/28	6,200	7,059,884
Sr. Unsec’d. Notes, Series D	2.850	08/15/26	5,685	6,057,229
DTE Energy Co.,
Sr. Unsec’d. Notes	2.850	10/01/26	47,340	50,481,305
Duke Energy Carolinas LLC,
First Mortgage	3.950	03/15/48	6,745	7,655,802
First Mortgage	4.250	12/15/41	6,000	7,079,164
First Ref. Mortgage	2.500	03/15/23	11,945	12,384,738
First Ref. Mortgage	3.750	06/01/45	3,045	3,342,950
First Ref. Mortgage	4.000	09/30/42	1,025	1,171,078
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	12,485	13,161,495
Duke Energy Progress LLC,
First Mortgage	4.100	03/15/43	2,410	2,768,939
El Paso Electric Co.,
Sr. Unsec’d. Notes	6.000	05/15/35	750	990,020

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Emera US Finance LP (Canada),
Gtd. Notes	3.550%	06/15/26	9,810	$10,724,342
Gtd. Notes	4.750	06/15/46	12,270	14,089,132
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.750	04/06/23	5,570	5,792,851
Gtd. Notes, 144A	3.500	04/06/28	32,040	34,647,753
Gtd. Notes, 144A(a)	3.625	05/25/27	10,020	10,918,042
Gtd. Notes, 144A	4.875	06/14/29	2,035	2,388,272
Entergy Arkansas LLC,
First Mortgage	3.050	06/01/23	1,200	1,255,223
Entergy Corp.,
Sr. Unsec’d. Notes	4.000	07/15/22	37,970	39,390,554
Entergy Louisiana LLC,
Collateral Trust	3.120	09/01/27	12,955	14,101,003
Collateral Trust(a)	3.250	04/01/28	5,000	5,396,810
Collateral Trust(h)	4.200	09/01/48	73,065	85,679,253
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes	7.125	02/11/25	13,000	13,640,265
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	21,602	22,665,923
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23	2,800	2,926,064
Evergy Kansas Central, Inc.,
First Mortgage	3.450	04/15/50	33,000	34,829,650
Eversource Energy,
Sr. Unsec’d. Notes, Series H	3.150	01/15/25	5,370	5,750,364
Exelon Corp.,
Sr. Unsec’d. Notes(a)	4.700	04/15/50	9,450	11,469,213
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes(a)	6.250	10/01/39	11,415	13,567,579
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A(a)	4.350	01/15/25	9,188	10,022,249
Sr. Unsec’d. Notes, 144A	5.450	07/15/44	815	985,781
Florida Power & Light Co.,
First Mortgage	3.700	12/01/47	10,130	11,378,023
First Mortgage	3.950	03/01/48	8,210	9,566,807
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes	3.055	10/04/26	25,625	27,478,266
Georgia Power Co.,
Sr. Unsec’d. Notes, Series 10-C	4.750	09/01/40	1,050	1,259,770
Gulf Power Co.,
Sr. Unsec’d. Notes, Series A	3.300	05/30/27	9,415	10,277,766
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes	8.250	04/15/26	25	33,011

See Notes to Financial Statements.

PGIM Total Return Bond Fund    57

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Hydro-Quebec (Canada), (cont’d.)
Local Gov’t. Gtd. Notes	8.250%	04/15/26		5	$6,647
Local Gov’t. Gtd. Notes	8.250	01/15/27		11	14,832
Local Gov’t. Gtd. Notes	8.500	12/01/29		60	88,513
Local Gov’t. Gtd. Notes	8.625	06/15/29		130	187,528
Local Gov’t. Gtd. Notes, MTN	8.910	11/18/24		565	716,276
Local Gov’t. Gtd. Notes, MTN	9.500	04/30/27		170	243,386
Local Gov’t. Gtd. Notes, Series B, MTN	8.400	03/28/25		3,031	3,841,470
Local Gov’t. Gtd. Notes, Series GH	8.250	04/15/26		516	688,104
Local Gov’t. Gtd. Notes, Series GQ	8.250	01/15/27		4,670	6,248,613
Local Gov’t. Gtd. Notes, Series HE	8.625	06/15/29		18,744	27,537,066
Local Gov’t. Gtd. Notes, Series HH(a)	8.500	12/01/29		15,025	22,344,422
Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30		7,800	12,210,973
Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30		28,965	46,701,211
Local Gov’t. Gtd. Notes, Series HY	8.400	01/15/22		3,956	4,175,214
Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24		1,940	2,380,341
Iberdrola International BV (Spain),
Gtd. Notes	6.750	09/15/33		15	20,135
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes, Series J	3.200	03/15/23		475	495,658
Instituto Costarricense de Electricidad (Costa Rica),
Sr. Unsec’d. Notes, 144A	6.950	11/10/21		3,500	3,544,550
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	3.250	12/01/24		7,850	8,487,025
Sr. Unsec’d. Notes	4.100	09/26/28		3,260	3,694,915
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes, 144A	4.250	05/01/30		6,350	7,034,919
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		30,810	34,246,908
Sr. Sec’d. Notes, 144A, Series 6(a)	5.000	11/12/24		6,500	7,297,596
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes	4.626	01/15/42		1,336	1,570,515
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes	4.750	07/13/21		1,000	1,008,216
Sr. Unsec’d. Notes, 144A	4.750	07/13/21		2,125	2,142,460
Sr. Unsec’d. Notes, 144A, MTN	3.000	09/19/22		2,000	2,068,854
Landsvirkjun (Iceland),
Gov’t. Gtd. Notes, EMTN	0.000(cc)	07/24/26	EUR	19,850	23,532,494
Louisville Gas & Electric Co.,
First Mortgage(a)	4.250	04/01/49		15,000	17,598,495
MidAmerican Energy Co.,
First Mortgage(a)	4.250	07/15/49		1,865	2,248,392

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Nevada Power Co.,
General Ref. Mortgage	5.375%	09/15/40		500	$638,282
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.900	04/01/22		25,835	26,461,129
Gtd. Notes(a)	4.800(ff)	12/01/77		12,235	13,656,645
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		825	876,148
Gtd. Notes	6.625	01/15/27		10,005	10,422,166
Gtd. Notes	7.250	05/15/26		336	348,535
Gtd. Notes, 144A	3.375	02/15/29		875	858,304
Gtd. Notes, 144A(a)	3.625	02/15/31		2,300	2,253,583
Gtd. Notes, 144A	5.250	06/15/29		12,110	12,972,022
Oglethorpe Power Corp.,
First Mortgage, 144A	3.750	08/01/50		31,000	31,025,627
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes	2.950	04/01/25		5,995	6,410,681
PacifiCorp,
First Mortgage	2.700	09/15/30		10,355	10,708,530
First Mortgage	3.300	03/15/51		4,510	4,617,923
First Mortgage(a)	3.350	07/01/25		9,960	10,766,513
PECO Energy Co.,
First Ref. Mortgage	4.800	10/15/43		6,449	8,005,678
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	7,000	9,010,713
PG&E Corp.,
Sr. Sec’d. Notes	5.000	07/01/28		50	52,547
Sr. Sec’d. Notes	5.250	07/01/30		50	53,377
PPL Electric Utilities Corp.,
First Mortgage	4.150	06/15/48		8,855	10,418,223
Progress Energy, Inc.,
Sr. Unsec’d. Notes	3.150	04/01/22		4,000	4,075,157
PSEG Power LLC,
Gtd. Notes	3.000	06/15/21		24,545	24,591,818
Public Service Co. of Colorado,
First Mortgage	4.100	06/15/48		2,945	3,440,980
Public Service Electric & Gas Co.,
Sr. Sec’d. Notes, MTN	3.650	09/01/42		1,990	2,187,397
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	2.650	11/15/22		22,110	22,820,102
Puget Sound Energy, Inc.,
First Mortgage	4.223	06/15/48		11,280	13,205,725
Sr. Sec’d. Notes	4.434	11/15/41		2,550	2,957,276

See Notes to Financial Statements.

PGIM Total Return Bond Fund    59

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Rochester Gas & Electric Corp.,
First Mortgage, 144A	3.100%	06/01/27		17,545	$19,009,291
San Diego Gas & Electric Co.,
First Mortgage	5.350	05/15/40		9,512	12,191,039
First Mortgage, Series RRR	3.750	06/01/47		1,665	1,820,604
Sempra Energy,
Sr. Unsec’d. Notes	3.400	02/01/28		28,195	30,609,154
Sr. Unsec’d. Notes	3.800	02/01/38		20,485	22,493,381
Southern California Edison Co.,
First Ref. Mortgage, Series B(a)	2.400	02/01/22		5,165	5,225,199
Southern Power Co.,
Sr. Unsec’d. Notes(a)	5.150	09/15/41		725	846,037
State Grid Europe Development 2014 PLC (China),
Gtd. Notes, Series A	1.500	01/26/22	EUR	5,600	6,802,259
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, EMTN	2.750	05/04/22		7,750	7,903,186
Tampa Electric Co.,
Sr. Unsec’d. Notes	4.450	06/15/49		4,755	5,793,447
Union Electric Co.,
Sr. Sec’d. Notes	2.950	06/15/27		6,045	6,511,317
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		25,011	25,908,211
Gtd. Notes, 144A	5.500	09/01/26		500	516,782
Gtd. Notes, 144A	5.625	02/15/27		8,500	8,849,505
Sr. Sec’d. Notes, 144A	3.550	07/15/24		4,000	4,150,387
Sr. Sec’d. Notes, 144A	3.700	01/30/27		1,800	1,859,431
Wisconsin Power & Light Co.,
Sr. Unsec’d. Notes	3.650	04/01/50		5,445	5,856,950

					1,595,922,069

Electrical Components & Equipment 0.1%

Energizer Gamma Acquisition BV,
Gtd. Notes	4.625	07/15/26	EUR	24,308	30,005,023
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25		7,915	8,568,140
Gtd. Notes, 144A	7.250	06/15/28		7,895	8,759,470

					47,332,633

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electronics 0.0%

Jabil, Inc.,
Sr. Unsec’d. Notes	4.700%	09/15/22		2,900	$3,058,700
Sensata Technologies BV,
Gtd. Notes, 144A	4.875	10/15/23		295	316,566
Gtd. Notes, 144A	5.000	10/01/25		11,275	12,515,250
Sensata Technologies, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		50	49,673

					15,940,189

Energy-Alternate Sources 0.0%

Enviva Partners LP/Enviva Partners Finance Corp.,
Gtd. Notes, 144A	6.500	01/15/26		100	104,868

Engineering & Construction 0.1%

AECOM,
Gtd. Notes(a)	5.125	03/15/27		16,212	18,037,347
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A	4.250	10/27/27		2,275	2,129,757
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes(a)	5.500	07/31/47		10,000	10,195,042
Sr. Sec’d. Notes, 144A(a)	3.875	04/30/28		9,000	9,366,780
Sr. Sec’d. Notes, 144A	4.250	10/31/26		4,524	4,868,322
Sr. Sec’d. Notes, 144A(a)	5.500	10/31/46		1,425	1,446,605
Sr. Sec’d. Notes, 144A(a)	5.500	07/31/47		10,000	10,195,042
Promontoria Holding 264 BV (Netherlands),
Sr. Sec’d. Notes(a)	6.750	08/15/23	EUR	7,300	8,560,118

					64,799,013

Entertainment 0.2%

AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26		24,567	21,058,635
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		10,120	10,762,079
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A(a)	5.250	10/15/25		20,339	20,515,140
Cedar Fair LP,
Gtd. Notes	5.250	07/15/29		312	320,601

See Notes to Financial Statements.

PGIM Total Return Bond Fund    61

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 4.500% and PIK 6.250%	10.750%	11/01/23	EUR	3,585	$2,994,682
Sr. Sec’d. Notes, Cash coupon 4.500% and PIK 7.125%	11.625	11/01/23		1,000	690,144
Sr. Sec’d. Notes, 144A	10.750	09/30/23	EUR	7,370	9,414,966
Sr. Sec’d. Notes, 144A	10.750	09/30/23	EUR	1,336	1,706,594
Sr. Sec’d. Notes, 144A, Cash coupon 4.500% and
PIK 7.125%	11.625	11/01/23		9,720	6,708,201
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes(a)	4.875	02/28/47	GBP	2,714	3,806,269
Sec’d. Notes	6.500	08/28/26	GBP	1,175	1,728,498
Sec’d. Notes, 144A	4.875	02/28/47	GBP	2,550	3,576,266
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A(a)	7.625	04/15/26		8,900	9,518,557
International Game Technology PLC,
Sr. Sec’d. Notes	2.375	04/15/28	EUR	1,000	1,169,188
Sr. Sec’d. Notes, 144A	5.250	01/15/29		500	530,306
Sr. Sec’d. Notes, 144A	6.250	01/15/27		8,150	9,147,739
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A(a)	6.625	11/15/27		9,900	10,057,999
Scientific Games International, Inc.,
Gtd. Notes, 144A	8.250	03/15/26		17,315	18,708,112
Gtd. Notes, 144A	8.625	07/01/25		5,623	6,152,565
Six Flags Entertainment Corp.,
Gtd. Notes, 144A	4.875	07/31/24		50	50,520
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Sr. Unsec’d. Notes, 144A	7.750	04/15/25		4,225	4,560,935

					143,177,996

Foods 1.4%

Ahold Finance USA LLC (Netherlands),
Gtd. Notes	6.875	05/01/29		17,470	23,514,129
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	02/15/23		10,000	10,292,436
Gtd. Notes, 144A	3.500	03/15/29		2,800	2,696,979
Gtd. Notes, 144A(a)	4.875	02/15/30		2,400	2,499,600
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	257,200	356,262,649

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	4.000%	02/16/27	GBP	81,400	$112,772,689
Campbell Soup Co.,
Sr. Unsec’d. Notes(a)	3.125	04/24/50		31,730	29,817,658
Co-operative Group Holdings 2011 Ltd. (United Kingdom),
Gtd. Notes	7.500	07/08/26	GBP	5,910	9,859,104
J.M. Smucker Co. (The),
Gtd. Notes	3.000	03/15/22		11,465	11,724,986
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29		12,880	14,498,160
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		6,675	7,357,532
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		20,540	21,661,642
Gtd. Notes	4.375	06/01/46		27,652	29,619,476
Gtd. Notes	4.625	10/01/39		11,930	13,293,381
Gtd. Notes(a)	4.875	10/01/49		9,966	11,435,975
Gtd. Notes	5.000	07/15/35		3,204	3,736,157
Gtd. Notes	5.200	07/15/45		11,095	13,132,532
Kroger Co. (The),
Sr. Unsec’d. Notes	2.950	11/01/21		18,925	19,128,918
Sr. Unsec’d. Notes	3.875	10/15/46		5,820	6,209,398
Sr. Unsec’d. Notes	4.450	02/01/47		800	921,788
Mars, Inc.,
Gtd. Notes, 144A	3.875	04/01/39		14,850	16,786,192
Gtd. Notes, 144A	4.200	04/01/59		12,865	15,135,794
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A	2.000	10/28/21		28,070	28,261,200
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	5.875	09/30/27		800	851,395
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		50	50,471
Gtd. Notes, 144A	5.500	12/15/29		58	62,435
Gtd. Notes, 144A(a)	5.625	01/15/28		500	528,018
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	5.100	09/28/48		37,033	47,478,283
Sr. Unsec’d. Notes	5.150	08/15/44		2,615	3,298,877

					812,887,854

See Notes to Financial Statements.

PGIM Total Return Bond Fund    63

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Forest Products & Paper 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes	7.375%	12/01/25		3,697	$4,698,552
International Paper Co.,
Sr. Unsec’d. Notes(a)	5.000	09/15/35		4,350	5,350,895
Sr. Unsec’d. Notes	6.000	11/15/41		2,290	3,141,806
Sr. Unsec’d. Notes	7.300	11/15/39		1,320	1,996,963
Inversiones CMPC S.A. Branch (Chile),
Gtd. Notes, 144A(a)	4.500	04/25/22		6,200	6,369,501

					21,557,717

Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		3,088	3,428,248
Sr. Unsec’d. Notes	5.625	05/20/24		5,440	6,063,976
Sr. Unsec’d. Notes	5.750	05/20/27		19,968	22,319,632
Sr. Unsec’d. Notes	5.875	08/20/26		13,975	15,632,393
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	5.850	01/15/41		1,130	1,465,355
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes	4.600	12/15/44		245	282,375
NiSource, Inc.,
Sr. Unsec’d. Notes	3.600	05/01/30		11,180	12,216,489
Sr. Unsec’d. Notes	4.375	05/15/47		22,505	26,007,078
Sr. Unsec’d. Notes	4.800	02/15/44		3,815	4,590,781
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29		15,235	16,583,959
Southern California Gas Co.,
First Mortgage, Series VV(a)	4.300	01/15/49		9,350	11,273,451
Sr. Sec’d. Notes, Series UU	4.125	06/01/48		5,260	6,119,533
Southern Co. Gas Capital Corp.,
Gtd. Notes	4.400	06/01/43		2,700	3,072,979

					129,056,249

Healthcare-Products 0.5%
Abbott Laboratories,
Sr. Unsec’d. Notes	4.900	11/30/46		4,040	5,306,927
Avantor Funding, Inc.,
Sr. Sec’d. Notes, 144A	2.625	11/01/25	EUR	13,350	16,458,864
DH Europe Finance II Sarl,
Gtd. Notes(a)	1.350	09/18/39	EUR	50,715	61,524,095

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products (cont’d.)
Medtronic Global Holdings SCA,
Gtd. Notes	1.375%	10/15/40	EUR	26,375	$31,755,988
Gtd. Notes	1.625	03/07/31	EUR	7,400	9,774,928
Gtd. Notes	1.625	10/15/50	EUR	24,085	28,883,320
Gtd. Notes	2.250	03/07/39	EUR	10,445	14,545,745
Medtronic, Inc.,
Gtd. Notes(a)	3.500	03/15/25		3,722	4,097,278
Stryker Corp.,
Sr. Unsec’d. Notes	2.125	11/30/27	EUR	16,050	21,445,549
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	4.133	03/25/25		6,565	7,305,787
Sr. Unsec’d. Notes, EMTN(a)	1.500	10/01/39	EUR	25,100	30,392,103
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	16,825	20,887,613
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	46,571,073

					298,949,270

Healthcare-Services 1.5%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.387	10/15/49		8,685	9,150,862
Sr. Unsec’d. Notes	4.272	08/15/48		12,775	15,509,099
Unsec’d. Notes, Series 2020	2.211	06/15/30		14,025	14,012,749
Unsec’d. Notes, Series 2020	3.008	06/15/50		23,620	23,110,598
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24		13,570	14,706,825
Sr. Unsec’d. Notes	4.500	05/15/42		4,540	5,284,472
Sr. Unsec’d. Notes	6.750	12/15/37		5,365	7,726,088
Anthem, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29		10,600	11,070,101
Sr. Unsec’d. Notes	3.650	12/01/27		4,825	5,360,645
Sr. Unsec’d. Notes	4.101	03/01/28		7,840	8,852,776
Sr. Unsec’d. Notes	4.650	01/15/43		1,650	1,981,713
Ascension Health,
Sr. Unsec’d. Notes	3.945	11/15/46		5,085	5,938,695
Sr. Unsec’d. Notes, Series B	2.532	11/15/29		29,625	30,687,343
Sr. Unsec’d. Notes, Series B	3.106	11/15/39		4,680	4,877,232
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020(a)	3.831	11/15/50		14,365	16,508,805
Centene Corp.,
Sr. Unsec’d. Notes	4.250	12/15/27		4,585	4,808,102

See Notes to Financial Statements.

PGIM Total Return Bond Fund    65

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

DaVita, Inc.,
Gtd. Notes, 144A	3.750%	02/15/31		50	$47,516
Gtd. Notes, 144A(a)	4.625	06/01/30		6,845	6,930,609
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020	2.675	09/01/41		40,545	38,286,151
HCA, Inc.,
Gtd. Notes(a)	3.500	09/01/30		13,975	14,353,112
Gtd. Notes	5.375	02/01/25		11,497	12,810,861
Gtd. Notes(a)	5.375	09/01/26		2,483	2,821,980
Gtd. Notes	5.625	09/01/28		50	58,309
Gtd. Notes	5.875	02/15/26		323	370,966
Sr. Sec’d. Notes	4.750	05/01/23		2,204	2,375,397
Sr. Sec’d. Notes	5.125	06/15/39		16,905	20,481,426
Sr. Sec’d. Notes	5.250	06/15/49		15,455	19,032,788
Humana, Inc.,
Sr. Unsec’d. Notes(a)	3.950	03/15/27		6,745	7,564,371
Sr. Unsec’d. Notes	4.875	04/01/30		100,000	118,463,892
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes	3.970	11/01/48		10,475	12,256,676
IQVIA, Inc.,
Gtd. Notes, 144A	2.250	01/15/28	EUR	25,700	31,211,389
Kaiser Foundation Hospitals,
Gtd. Notes(a)	4.150	05/01/47		15,275	18,379,071
Gtd. Notes, Series 2019	3.266	11/01/49		21,296	22,328,875
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	3.200	02/01/22		9,220	9,408,851
Sr. Unsec’d. Notes	3.250	09/01/24		14,680	15,727,634
Sr. Unsec’d. Notes	3.600	09/01/27		10,355	11,402,193
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	6.750	04/15/25		5,437	5,798,984
Mayo Clinic,
Unsec’d. Notes, Series 2016	4.128	11/15/52		8,312	10,193,492
MEDNAX, Inc.,
Gtd. Notes, 144A(a)	6.250	01/15/27		2,311	2,456,864
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes	4.125	07/01/52		675	816,813
Methodist Hospital (The),
Unsec’d. Notes, Series 20A	2.705	12/01/50		32,095	29,790,986
MidMichigan Health,
Sec’d. Notes, Series 2020	3.409	06/01/50		17,745	18,208,638
Montefiore Obligated Group,
Unsec’d. Notes	4.287	09/01/50		8,570	8,895,298

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

New York & Presbyterian Hospital (The),
Unsec’d. Notes	4.763%	08/01/2116	3,615	$4,667,904
Unsec’d. Notes, Series 2019	3.954	08/01/2119	14,835	16,524,687
NYU Langone Hospitals,
Sec’d. Notes	4.784	07/01/44	6,375	7,870,575
Orlando Health Obligated Group,
Sr. Unsec’d. Notes	3.327	10/01/50	9,850	9,952,349
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020	3.218	11/15/50	17,845	17,708,607
Providence St Joseph Health Obligated Group,
Unsec’d. Notes, Series I	3.744	10/01/47	2,900	3,191,034
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	13,180	13,696,186
Sr. Unsec’d. Notes	3.500	03/30/25	8,005	8,718,933
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A(a)	10.000	04/15/27	6,275	6,876,756
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	19,624	20,665,373
Sec’d. Notes	5.125	05/01/25	13,297	13,463,351
Sec’d. Notes, 144A	6.250	02/01/27	11,350	11,900,505
Sr. Sec’d. Notes, 144A	4.625	06/15/28	1,730	1,786,230
Sr. Sec’d. Notes, 144A	4.875	01/01/26	8,465	8,793,189
Sr. Sec’d. Notes, 144A	5.125	11/01/27	47,479	49,902,906
Sr. Unsec’d. Notes	6.750	06/15/23	2,275	2,483,857
Texas Health Resources,
Sec’d. Notes	4.330	11/15/55	3,450	4,280,729
Sec’d. Notes, Series 2019	3.372	11/15/51	2,250	2,320,619
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.750	05/15/40	14,785	14,425,852
Sr. Unsec’d. Notes	3.375	04/15/27	19,080	21,130,978
Sr. Unsec’d. Notes	4.375	03/15/42	615	734,950
Sr. Unsec’d. Notes(a)	4.625	07/15/35	5,475	6,707,973
Sr. Unsec’d. Notes	4.625	11/15/41	1,725	2,130,666
Sr. Unsec’d. Notes	5.700	10/15/40	185	255,777
Sr. Unsec’d. Notes	5.800	03/15/36	669	908,321
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018	4.813	09/01/48	3,060	3,773,656

				874,931,210

See Notes to Financial Statements.

PGIM Total Return Bond Fund    67

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Holding Companies-Diversified 0.0%

CK Hutchison International 17 Ltd. (United Kingdom),
Gtd. Notes, 144A	2.875%	04/05/22	14,200	$14,510,738
Hutchison Whampoa International 11 Ltd. (United Kingdom),
Gtd. Notes	4.625	01/13/22	2,233	2,298,942

				16,809,680

Home Builders 0.1%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/25	6,105	6,351,671
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	7,378	8,390,124
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	2,000	2,113,088
Gtd. Notes	6.750	03/15/25	59	61,047
Gtd. Notes	7.250	10/15/29	1,400	1,561,851
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	4.875	02/15/30	50	50,011
Gtd. Notes, 144A	6.250	09/15/27	1,525	1,615,218
Gtd. Notes, 144A	6.375	05/15/25	6,850	7,013,069
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	75	80,837
Forestar Group, Inc.,
Gtd. Notes, 144A	8.000	04/15/24	300	312,175
KB Home,
Gtd. Notes	4.800	11/15/29	50	54,090
Gtd. Notes	7.000	12/15/21	6,120	6,257,700
Lennar Corp.,
Gtd. Notes	5.250	06/01/26	50	57,743
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	50	50,776
Meritage Homes Corp.,
Gtd. Notes	6.000	06/01/25	4,300	4,894,436
PulteGroup, Inc.,
Gtd. Notes	5.500	03/01/26	7,476	8,779,874
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	7.500	02/15/26	500	524,060
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	6,683	7,540,526
Gtd. Notes, 144A	5.875	06/15/27	8,150	9,248,556

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Taylor Morrison Communities, Inc., (cont’d.)
Gtd. Notes, 144A	6.625%	07/15/27		12,490	$13,536,220
Sr. Unsec’d. Notes, 144A(a)	5.125	08/01/30		2,855	3,139,894
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24		2,590	2,821,013

					84,453,979

Household Products/Wares 0.1%

Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A(a)	2.750	06/26/24		44,410	46,968,260
Spectrum Brands, Inc.,
Gtd. Notes	5.750	07/15/25		43	44,254
Gtd. Notes, 144A	4.000	10/01/26	EUR	15,000	18,467,686

					65,480,200

Housewares 0.0%

Newell Brands, Inc.,
Sr. Unsec’d. Notes	4.700	04/01/26		20,095	22,384,339
Scotts Miracle-Gro Co. (The),
Gtd. Notes	5.250	12/15/26		52	54,516

					22,438,855

Insurance 0.7%

American International Group, Inc.,
Sr. Unsec’d. Notes	1.875	06/21/27	EUR	46,400	60,223,843
Sr. Unsec’d. Notes	3.875	01/15/35		500	547,624
Sr. Unsec’d. Notes	3.900	04/01/26		26,880	29,836,982
Sr. Unsec’d. Notes	4.125	02/15/24		280	306,193
Sr. Unsec’d. Notes	4.375	01/15/55		4,360	4,969,376
Sr. Unsec’d. Notes	4.500	07/16/44		2,449	2,831,087
Arch Capital Finance LLC,
Gtd. Notes	5.031	12/15/46		6,475	8,098,443
Arch Capital Group US, Inc.,
Gtd. Notes	5.144	11/01/43		2,250	2,804,388
Berkshire Hathaway Finance Corp.,
Gtd. Notes	2.850	10/15/50		9,400	8,906,199
Gtd. Notes	4.300	05/15/43		4,365	5,245,281

See Notes to Financial Statements.

PGIM Total Return Bond Fund    69

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900%	05/01/29		16,610	$18,464,214
Sr. Unsec’d. Notes	3.950	05/15/24		18,435	20,029,700
Sr. Unsec’d. Notes	4.500	03/01/26		12,000	13,625,633
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500	10/15/50		27,295	27,450,741
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	4.300	04/15/43		480	550,396
Sr. Unsec’d. Notes	5.950	10/15/36		755	1,005,750
Sr. Unsec’d. Notes	6.100	10/01/41		995	1,385,598
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A	1.750	03/27/24	EUR	15,700	19,790,095
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60		26,250	27,095,799
Gtd. Notes, 144A	3.951	10/15/50		13,748	14,486,448
Gtd. Notes, 144A	4.569	02/01/29		1,675	1,943,480
Lincoln National Corp.,
Sr. Unsec’d. Notes	3.050	01/15/30		10,985	11,506,792
Sr. Unsec’d. Notes	6.300	10/09/37		3,930	5,354,347
Sr. Unsec’d. Notes	7.000	06/15/40		6,700	9,895,790
Markel Corp.,
Sr. Unsec’d. Notes	5.000	03/30/43		300	353,774
Sr. Unsec’d. Notes	5.000	04/05/46		7,530	9,489,310
Sr. Unsec’d. Notes	5.000	05/20/49		14,057	17,974,887
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A	3.625	09/30/59		758	788,523
Principal Financial Group, Inc.,
Gtd. Notes	4.300	11/15/46		7,190	8,348,735
Gtd. Notes	4.350	05/15/43		3,100	3,574,669
Gtd. Notes	4.625	09/15/42		275	326,881
Progressive Corp. (The),
Jr. Sub. Notes, Series B	5.375(ff)	03/15/23(oo)		15,110	15,867,655
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes	7.000	07/15/34		525	714,554
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900	09/15/44		16,598	20,697,677
Sub. Notes, 144A	6.850	12/16/39		325	474,339

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.625%	03/15/22		2,675	$2,767,456
Willis North America, Inc.,
Gtd. Notes	3.600	05/15/24		20,670	22,300,089

					400,032,748

Internet 0.1%

Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27		200	197,257
Expedia Group, Inc.,
Gtd. Notes, 144A(a)	2.950	03/15/31		27,000	26,847,486
United Group BV (Netherlands),
Sr. Sec’d. Notes	4.875	07/01/24	EUR	7,900	9,640,242

					36,684,985

Iron/Steel 0.3%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29		50	54,184
thyssenkrupp AG (Germany),
Sr. Unsec’d. Notes	1.375	03/03/22	EUR	126,900	152,719,021
Sr. Unsec’d. Notes, EMTN	2.875	02/22/24	EUR	100	122,683

					152,895,888

Lodging 0.2%

Boyd Gaming Corp.,
Gtd. Notes	6.000	08/15/26		50	51,847
Hilton Domestic Operating Co., Inc.,
Gtd. Notes	4.875	01/15/30		50	53,236
Gtd. Notes, 144A	3.625	02/15/32		18,750	18,504,540
Gtd. Notes, 144A(a)	3.750	05/01/29		6,050	6,080,023
Gtd. Notes, 144A	5.750	05/01/28		50	53,792
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes	4.875	04/01/27		50	51,994
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	3.900	08/08/29		2,250	2,348,099
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series GG(a)	3.500	10/15/32		17,030	17,719,283
Sr. Unsec’d. Notes, Series R	3.125	06/15/26		37,700	40,110,907

See Notes to Financial Statements.

PGIM Total Return Bond Fund    71

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)

MGM Resorts International,
Gtd. Notes	4.625%	09/01/26		500	$526,605
Gtd. Notes	4.750	10/15/28		6,300	6,650,766
Gtd. Notes(a)	5.500	04/15/27		2,732	2,983,117
Gtd. Notes(a)	6.750	05/01/25		3,050	3,271,467
Gtd. Notes	7.750	03/15/22		50	52,630
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes	5.125	08/08/25		10,815	12,072,858
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	01/15/26		13,500	14,166,814

					124,697,978

Machinery-Construction & Mining 0.0%

Caterpillar, Inc.,
Sr. Unsec’d. Notes(a)	2.600	04/09/30		15,115	15,751,397
Sr. Unsec’d. Notes(a)	3.250	04/09/50		10,545	11,033,519

					26,784,916

Machinery-Diversified 0.3%

TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 3 Month EURIBOR + 4.750%
(Cap N/A, Floor 4.750%)	4.750(c)	07/15/27	EUR	24,306	29,660,217
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	43,500	54,964,217
Vertical Holdco GmbH (Germany),
Sr. Unsec’d. Notes	6.625	07/15/28	EUR	31,907	41,196,450
Sr. Unsec’d. Notes, 144A	6.625	07/15/28	EUR	27,700	35,764,618
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	4.950	09/15/28		11,817	13,581,347
Xylem, Inc.,
Sr. Unsec’d. Notes(a)	3.250	11/01/26		4,770	5,208,839
Sr. Unsec’d. Notes	4.875	10/01/21		1,505	1,531,654

					181,907,342

Media 1.6%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		12,250	12,251,625
Sr. Unsec’d. Notes, 144A	4.500	05/01/32		18,200	18,387,202
Sr. Unsec’d. Notes, 144A	4.750	03/01/30		11,025	11,503,850
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		22,933	24,879,112
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		34,112	35,202,024

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

CCO Holdings LLC/CCO Holdings Capital Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	5.750%	02/15/26	64,563	$66,725,691
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	38,400	39,674,666
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes(a)	3.700	04/01/51	91,756	86,622,806
Sr. Sec’d. Notes	3.900	06/01/52	15,490	15,052,021
Sr. Sec’d. Notes	4.800	03/01/50	28,253	31,049,341
Sr. Sec’d. Notes	5.125	07/01/49	40,050	45,781,439
Sr. Sec’d. Notes	5.375	04/01/38	6,070	7,213,735
Sr. Sec’d. Notes	5.375	05/01/47	26,899	31,527,632
Sr. Sec’d. Notes	5.750	04/01/48	27,908	34,196,800
Sr. Sec’d. Notes	6.384	10/23/35	7,110	9,262,167
Sr. Sec’d. Notes	6.484	10/23/45	4,326	5,724,173
Sr. Sec’d. Notes	6.834	10/23/55	7,580	10,683,348
Clear Channel Worldwide Holdings, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125	08/15/27	3,806	3,864,222
Comcast Corp.,
Gtd. Notes	3.450	02/01/50	18,790	19,631,529
Gtd. Notes	3.969	11/01/47	16	18,055
Gtd. Notes(h)	4.150	10/15/28	35,692	41,056,354
Gtd. Notes(a)	4.250	10/15/30	21,595	25,067,898
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	15,505	16,802,276
CSC Holdings LLC,
Gtd. Notes, 144A(a)	3.375	02/15/31	6,510	6,120,162
Gtd. Notes, 144A	5.375	02/01/28	208	218,982
Gtd. Notes, 144A	5.500	05/15/26	16,337	16,798,344
Gtd. Notes, 144A	5.500	04/15/27	4,500	4,722,051
Sr. Unsec’d. Notes	6.750	11/15/21	50	51,375
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	6,450	6,306,278
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	6,465	7,121,321
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27	35,072	18,939,809
Sr. Sec’d. Notes, 144A(a)	5.375	08/15/26	14,145	10,322,069
Discovery Communications LLC,
Gtd. Notes	5.200	09/20/47	22,906	26,929,717
Gtd. Notes	5.300	05/15/49	13,607	16,283,103
Gtd. Notes, 144A	4.000	09/15/55	22,175	21,721,350
DISH DBS Corp.,
Gtd. Notes	5.000	03/15/23	50	52,292

See Notes to Financial Statements.

PGIM Total Return Bond Fund    73

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

DISH DBS Corp., (cont’d.)
Gtd. Notes	5.875%	07/15/22		50	$52,318
Gtd. Notes	6.750	06/01/21		23,725	23,815,244
Gtd. Notes(a)	7.375	07/01/28		2,745	2,963,866
Gtd. Notes(a)	7.750	07/01/26		20,697	23,859,278
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26		50	51,864
iHeartCommunications, Inc.,
Sr. Sec’d. Notes	6.375	05/01/26		197	209,617
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A	5.375	08/15/27		67	69,933
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A	6.500	09/15/28		367	382,938
Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.125	02/15/27		158	156,537
Gtd. Notes, 144A	5.875	03/15/26		5,170	5,323,301
Time Warner Cable LLC,
Sr. Sec’d. Notes	7.300	07/01/38		3,355	4,752,707
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	5.125	02/15/25		10,700	10,877,311
Sr. Sec’d. Notes, 144A	6.625	06/01/27		50	54,198
ViacomCBS, Inc.,
Sr. Unsec’d. Notes	4.375	03/15/43		9,107	9,865,205
Sr. Unsec’d. Notes	5.850	09/01/43		7,535	9,669,799
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	5.000	04/15/27	GBP	23,479	33,884,828
Virgin Media Vendor Financing Notes III DAC (United Kingdom),
Gtd. Notes	4.875	07/15/28	GBP	10,800	15,312,273
Ziggo BV (Netherlands),
Sr. Sec’d. Notes	2.875	01/15/30	EUR	4,748	5,744,284
Sr. Sec’d. Notes(a)	4.250	01/15/27	EUR	70,030	87,564,221

					962,374,541

Mining 0.1%

Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750	05/01/43		14,510	19,432,636
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	7.250	04/01/23		200	203,754

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)

First Quantum Minerals Ltd. (Zambia), (cont’d.)
Gtd. Notes, 144A	7.500%	04/01/25		500	$519,347
Freeport-McMoRan, Inc.,
Gtd. Notes	4.375	08/01/28		50	53,300
Gtd. Notes	4.550	11/14/24		50	54,642
New Gold, Inc. (Canada),
Gtd. Notes, 144A	6.375	05/15/25		59	60,781
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30		50	52,095
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes(a)	3.500	11/08/22		3,108	3,230,713
Sr. Unsec’d. Notes	6.750	04/16/40		6,498	9,048,663
Sr. Unsec’d. Notes	7.500	07/27/35		260	372,341
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.200	03/01/42		3,050	3,484,486
Sr. Unsec’d. Notes	5.400	02/01/43		1,000	1,172,666
Sr. Unsec’d. Notes	6.000	08/15/40		9,014	11,062,481
Sr. Unsec’d. Notes	6.125	10/01/35		23,727	29,497,588
Sr. Unsec’d. Notes	6.250	07/15/41		1,162	1,477,228

					79,722,721

Miscellaneous Manufacturing 0.3%

Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27		500	529,921
Sr. Unsec’d. Notes, 144A	4.625	05/15/30		347	354,810
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		54,550	55,363,675
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/25		47,852	47,819,562
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		52,156	52,040,018
General Electric Co.,
Sr. Unsec’d. Notes, EMTN	4.208	12/06/21	SEK	28,000	3,368,215
Pentair Finance Sarl,
Gtd. Notes	4.500	07/01/29		1,300	1,508,922
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A	3.250	05/27/25		24,400	26,518,286
Textron, Inc.,
Sr. Unsec’d. Notes	4.000	03/15/26		3,775	4,152,009

					191,655,418

See Notes to Financial Statements.

PGIM Total Return Bond Fund    75

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Multi-National 0.7%

African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	7.375%	04/06/23	5,396	$6,105,532
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	5.820	06/16/28	36,785	47,624,201
Sr. Unsec’d. Notes	6.220	08/15/27	4,120	5,200,593
Sr. Unsec’d. Notes	6.375	10/01/28	2,560	3,418,039
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125	09/27/21	31,240	31,436,163
Sr. Unsec’d. Notes	2.750	01/06/23	17,745	18,354,391
Sr. Unsec’d. Notes	3.250	02/11/22	8,405	8,576,528
Sr. Unsec’d. Notes	3.750	11/23/23	10,400	11,136,284
Sr. Unsec’d. Notes	4.375	06/15/22	16,587	17,268,163
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN	0.500	12/19/22	1,000	996,952
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	0.251(c)	12/29/26	3,500	3,390,468
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.250% (Cap N/A, Floor 0.000%)	0.444(c)	02/16/24	6,838	6,797,581
Sr. Unsec’d. Notes, EMTN	1.200(cc)	08/10/26	1,900	1,895,866
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	14,240	17,545,321
Sr. Unsec’d. Notes	7.000	06/15/25	4,414	5,516,087
Sr. Unsec’d. Notes, EMTN	0.500	04/17/23	2,000	1,995,561
Unsec’d. Notes	6.950	08/01/26	2,000	2,558,239
Unsec’d. Notes, MTN	6.290	07/16/27	2,756	3,485,203
Unsec’d. Notes, MTN	6.750	07/15/27	13,630	17,638,369
International Bank for Reconstruction & Development (Supranational Bank),
Notes, EMTN	0.500	12/05/22	60,500	60,598,054
Notes, EMTN	0.500	02/07/23	9,000	8,968,838
Notes, MTN	1.237(s)	10/31/30	3,739	3,051,892
Sr. Unsec’d. Notes	1.932(cc)	06/30/34	8,591	7,430,548
Sr. Unsec’d. Notes, MTN	(0.692)(s)	09/02/46	20,000	23,822,800
Sr. Unsec’d. Notes, MTN	(0.537)(s)	09/02/46	20,000	22,896,400
Sr. Unsec’d. Notes, MTN	1.085(cc)	11/28/34	273	233,651
Sr. Unsec’d. Notes, MTN	4.815(cc)	07/31/34	4,605	4,248,435
Sr. Unsec’d. Notes, MTN	5.949(cc)	08/28/34	853	766,736
Unsec’d. Notes, MTN	3.448(s)	09/17/30	2,250	1,831,853

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Multi-National (cont’d.)

International Finance Corp. (Supranational Bank),
Sr. Unsec’d. Notes, GMTN	(0.740)%(s)	09/22/46	15,000	$18,110,550
Sr. Unsec’d. Notes, GMTN	(0.563)(s)	09/22/46	15,000	17,306,400
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	2.400	10/26/22	16,376	16,743,137

				396,948,835

Office/Business Equipment 0.0%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	3.250	02/15/29	50	49,567
Gtd. Notes	4.125	05/01/25	228	237,775

				287,342

Oil & Gas 2.4%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26	14,625	15,506,278
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	2.875	01/15/26	3,834	3,982,878
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	12,810	12,999,703
Gtd. Notes	5.625	06/01/23	9,363	9,393,898
Gtd. Notes, 144A(a)	8.375	07/15/26	14,925	16,756,370
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	15,411	15,597,950
Gtd. Notes, 144A	9.000	11/01/27	12,152	15,797,695
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	10,775	11,570,637
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.250	06/15/37	25,520	28,373,931
Sr. Unsec’d. Notes	5.400	06/15/47	20,865	23,798,430
Sr. Unsec’d. Notes(a)	6.750	11/15/39	23,573	29,933,837
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	2,950	3,114,668
Gtd. Notes, 144A	5.875	02/01/29	3,050	3,285,611
Chevron USA, Inc.,
Gtd. Notes	3.900	11/15/24	3,700	4,081,954
Gtd. Notes	5.050	11/15/44	16,811	21,396,806
Gtd. Notes	5.250	11/15/43	10,900	14,319,069
Gtd. Notes	6.000	03/01/41	2,317	3,279,295

See Notes to Financial Statements.

PGIM Total Return Bond Fund    77

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A(a)	9.250%	08/01/24	4,900	$5,046,902
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	7.000	06/15/25	3,600	3,712,662
CNX Resources Corp.,
Gtd. Notes, 144A	7.250	03/14/27	18,725	20,220,779
ConocoPhillips,
Gtd. Notes, 144A	3.750	10/01/27	8,965	9,983,783
Gtd. Notes, 144A	4.300	08/15/28	8,889	10,138,311
Gtd. Notes, 144A	4.850	08/15/48	7,865	9,783,311
Gtd. Notes, 144A	4.875	10/01/47	8,894	11,103,174
Continental Resources, Inc.,
Gtd. Notes(a)	3.800	06/01/24	12,160	12,735,351
Gtd. Notes(a)	4.500	04/15/23	3,915	4,103,282
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	10/15/25	500	517,526
Devon Energy Corp.,
Sr. Unsec’d. Notes(a)	5.600	07/15/41	14,172	16,783,438
Diamondback Energy, Inc.,
Gtd. Notes	3.250	12/01/26	56,435	59,935,669
Gtd. Notes	3.500	12/01/29	20,265	21,235,167
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A(a)	5.750	01/30/28	4,481	4,781,872
Sr. Unsec’d. Notes, 144A	6.625	07/15/25	50	53,273
Eni SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A	4.000	09/12/23	4,275	4,589,276
EQT Corp.,
Sr. Unsec’d. Notes	3.900	10/01/27	50	52,108
Sr. Unsec’d. Notes	8.500	02/01/30	50	63,938
Equinor ASA (Norway),
Gtd. Notes	3.700	04/06/50	27,655	30,003,747
Exxon Mobil Corp.,
Sr. Unsec’d. Notes(a)	3.452	04/15/51	57,465	58,712,209
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	4.950	07/19/22	500	522,371
Sr. Unsec’d. Notes, 144A	6.510	03/07/22	8,157	8,525,557
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.000	12/01/24	60	60,600
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	3,200	3,266,106
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	3,200	3,317,982
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	4,320	4,491,841

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.400%	04/15/29		15,850	$17,282,419
Sr. Unsec’d. Notes	6.800	09/15/37		1,150	1,439,776
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/24/25		14,525	16,338,124
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		3,000	3,421,608
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	5.850	12/15/45		9,983	12,192,479
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29		1,850	1,897,113
Gtd. Notes, 144A	7.125	02/01/27		8,860	9,459,737
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.700	02/15/23		50	50,291
Sr. Unsec’d. Notes	2.900	08/15/24		50	49,882
Sr. Unsec’d. Notes	3.200	08/15/26		112	109,381
Sr. Unsec’d. Notes	3.450	07/15/24		60	60,337
Sr. Unsec’d. Notes	3.500	06/15/25		50	50,158
Sr. Unsec’d. Notes	3.500	08/15/29		50	47,780
Sr. Unsec’d. Notes	4.895(s)	10/10/36		167,810	84,584,166
Sr. Unsec’d. Notes	6.200	03/15/40		4,200	4,455,621
Sr. Unsec’d. Notes	6.450	09/15/36		12,600	14,345,441
Sr. Unsec’d. Notes	6.625	09/01/30		50	57,087
Sr. Unsec’d. Notes	6.950	07/01/24		1,541	1,716,661
Sr. Unsec’d. Notes	7.950	06/15/39		1,600	1,952,662
Ovintiv Exploration, Inc.,
Gtd. Notes	5.375	01/01/26		35,890	40,207,860
Gtd. Notes	5.625	07/01/24		26,621	29,661,376
Gtd. Notes	5.750	01/30/22		14,741	15,183,130
Ovintiv, Inc.,
Gtd. Notes(a)	6.500	08/15/34		9,845	12,551,550
Gtd. Notes	6.500	02/01/38		2,720	3,446,336
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes	4.875	05/03/22		10,861	11,298,355
Sr. Unsec’d. Notes, EMTN	5.625	05/20/43		2,155	2,496,565
Petrobras Global Finance BV (Brazil),
Gtd. Notes(a)	5.600	01/03/31		44,556	48,135,746
Gtd. Notes	6.625	01/16/34	GBP	22,380	34,901,276
Gtd. Notes(a)	7.250	03/17/44		2,400	2,812,131
Gtd. Notes	7.375	01/17/27		18,600	22,547,036
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,000	1,561,145
Petroleos Mexicanos (Mexico),
Gtd. Notes	2.500	11/24/22	EUR	14,500	17,552,664

See Notes to Financial Statements.

PGIM Total Return Bond Fund    79

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes	3.500%	01/30/23		8,103	$8,237,775
Gtd. Notes	4.750	02/26/29	EUR	14,826	17,690,383
Gtd. Notes	6.350	02/12/48		40,644	34,666,087
Gtd. Notes	6.490	01/23/27		24,393	25,785,358
Gtd. Notes	6.500	03/13/27		45,300	47,870,159
Gtd. Notes(a)	6.500	01/23/29		19,625	19,973,173
Gtd. Notes	6.625	06/15/35		2,920	2,817,815
Gtd. Notes	6.625	06/15/38		10,676	9,857,988
Gtd. Notes	6.840	01/23/30		13,189	13,530,617
Gtd. Notes	9.500	09/15/27		1,590	1,817,623
Gtd. Notes, EMTN	1.875	04/21/22	EUR	5,800	6,972,021
Gtd. Notes, EMTN	2.500	08/21/21	EUR	16,600	20,033,403
Gtd. Notes, EMTN	3.750	02/21/24	EUR	29,100	35,685,185
Gtd. Notes, EMTN	3.750	11/16/25	GBP	4,120	5,519,078
Gtd. Notes, EMTN	4.875	02/21/28	EUR	39,310	47,790,237
Gtd. Notes, EMTN	5.125	03/15/23	EUR	1,600	2,020,232
Gtd. Notes, MTN(a)	6.750	09/21/47		42,343	37,380,248
Gtd. Notes, MTN	6.875	08/04/26		9,235	10,026,047
U.S. Gov’t. Gtd. Notes, 3 Month LIBOR + 0.430%
(Cap N/A, Floor 0.000%)	0.624(c)	02/15/24		6,600	6,605,982
U.S. Gov’t. Gtd. Notes	1.950	12/20/22		2,508	2,523,513
Phillips 66,
Gtd. Notes(a)	2.150	12/15/30		2,150	2,046,731
Gtd. Notes	4.650	11/15/34		2,965	3,449,908
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes(a)	1.900	08/15/30		17,245	16,116,093
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25		10,525	10,470,622
Gtd. Notes	5.000	03/15/23		3,233	3,305,308
Gtd. Notes(a)	9.250	02/01/26		28,075	30,813,400
Gtd. Notes, 144A(a)	8.250	01/15/29		8,150	8,842,213
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes, 144A	5.400	02/14/22		4,773	4,938,573
Sinopec Group Overseas Development 2016 Ltd. (China),
Gtd. Notes	2.000	09/29/21		2,600	2,612,066
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	5.500	02/15/26		50	51,562
Transocean, Inc.,
Gtd. Notes, 144A	7.500	01/15/26		7,450	5,489,008
Gtd. Notes, 144A	8.000	02/01/27		13,425	9,428,760

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Valero Energy Corp.,
Sr. Unsec’d. Notes	3.400%	09/15/26		26,215	$28,118,193
Sr. Unsec’d. Notes(a)	4.000	04/01/29		7,585	8,278,353
WPX Energy, Inc.,
Sr. Unsec’d. Notes	5.250	09/15/24		50	55,462
Sr. Unsec’d. Notes	5.250	10/15/27		113	120,668
Sr. Unsec’d. Notes	5.750	06/01/26		50	52,342
Sr. Unsec’d. Notes	5.875	06/15/28		32	35,290
Sr. Unsec’d. Notes	8.250	08/01/23		500	572,350

					1,440,394,964

Oil & Gas Services 0.0%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes(a)	4.486	05/01/30		15,000	17,283,297
Cameron International Corp.,
Gtd. Notes	5.950	06/01/41		2,775	3,420,458

					20,703,755

Packaging & Containers 0.1%

ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	22,000	27,051,550
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	42,000	51,643,867
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A	4.125	08/15/26		500	514,325
Sr. Unsec’d. Notes, 144A	5.250	08/15/27		365	373,188
Graham Packaging Co., Inc.,
Gtd. Notes, 144A	7.125	08/15/28		120	128,870
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375	08/15/25		1,200	1,331,544
Gtd. Notes, 144A	6.625	05/13/27		500	541,875
WestRock RKT LLC,
Gtd. Notes	4.900	03/01/22		1,700	1,761,126

					83,346,345

See Notes to Financial Statements.

PGIM Total Return Bond Fund    81

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 2.7%

AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200%	11/06/22	1,112	$1,153,199
Sr. Unsec’d. Notes	3.450	03/15/22	1,300	1,327,806
Sr. Unsec’d. Notes	3.600	05/14/25	14,395	15,737,383
Sr. Unsec’d. Notes	4.050	11/21/39	73,565	82,241,751
Sr. Unsec’d. Notes	4.250	11/21/49	96,515	109,652,998
Sr. Unsec’d. Notes	4.400	11/06/42	25,402	29,414,188
Sr. Unsec’d. Notes	4.450	05/14/46	20,136	23,340,635
Sr. Unsec’d. Notes	4.500	05/14/35	20,670	24,284,315
Sr. Unsec’d. Notes	4.550	03/15/35	74,564	88,182,041
Sr. Unsec’d. Notes	4.700	05/14/45	37,711	44,926,531
Sr. Unsec’d. Notes	4.750	03/15/45	10,308	12,355,317
Sr. Unsec’d. Notes(a)	4.850	06/15/44	9,795	11,920,330
Sr. Unsec’d. Notes	4.875	11/14/48	6,981	8,613,590
AdaptHealth LLC,
Gtd. Notes, 144A(a)	4.625	08/01/29	1,000	995,478
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes	3.250	03/01/25	3,875	4,172,687
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	9.250	04/01/26	2,300	2,547,480
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	3,850	3,906,830
Gtd. Notes, 144A	5.000	02/15/29	3,375	3,378,222
Gtd. Notes, 144A	5.250	01/30/30	5,857	5,886,213
Gtd. Notes, 144A	5.250	02/15/31	21,998	22,027,370
Gtd. Notes, 144A	6.125	04/15/25	11,194	11,442,452
Gtd. Notes, 144A	6.250	02/15/29	12,219	12,924,852
Gtd. Notes, 144A	7.000	01/15/28	9,675	10,571,153
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	0.831(c)	06/25/21	29,120	29,136,715
Gtd. Notes, 144A	3.500	06/25/21	21,850	21,891,117
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	3.363	06/06/24	32,745	35,261,951
Sr. Unsec’d. Notes	3.700	06/06/27	5,463	6,069,967
Sr. Unsec’d. Notes	3.734	12/15/24	3,958	4,333,294
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39	11,360	13,299,302
Sr. Unsec’d. Notes	4.250	10/26/49	16,380	19,421,713
Sr. Unsec’d. Notes	4.350	11/15/47	16,595	19,913,466
Sr. Unsec’d. Notes	4.625	05/15/44	5,340	6,615,672
Sr. Unsec’d. Notes	5.000	08/15/45	14,124	18,292,972

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Cheplapharm Arzneimittel GmbH (Germany),
Sr. Sec’d. Notes, 144A	5.500%	01/15/28	1,625	$1,695,686
Cigna Corp.,
Gtd. Notes	3.250	04/15/25	20,520	22,139,837
Gtd. Notes	3.400	03/01/27	2,035	2,222,304
Gtd. Notes	4.375	10/15/28	31,225	35,751,052
Gtd. Notes	4.500	02/25/26	45,070	51,367,494
Gtd. Notes	4.800	08/15/38	15,870	19,160,338
Gtd. Notes	4.800	07/15/46	26,110	31,635,903
Gtd. Notes	4.900	12/15/48	9,410	11,628,172
Sr. Unsec’d. Notes	2.375	03/15/31	11,495	11,349,820
Sr. Unsec’d. Notes	3.400	03/15/50	48,875	48,540,259
Sr. Unsec’d. Notes	3.400	03/15/51	17,140	17,039,718
CVS Health Corp.,
Sr. Unsec’d. Notes(a)	1.875	02/28/31	59,410	56,299,362
Sr. Unsec’d. Notes	2.700	08/21/40	25,540	23,571,855
Sr. Unsec’d. Notes	3.700	03/09/23	837	885,634
Sr. Unsec’d. Notes	4.300	03/25/28	6,319	7,190,946
Sr. Unsec’d. Notes	4.780	03/25/38	14,790	17,684,548
Sr. Unsec’d. Notes(a)	5.050	03/25/48	82,268	101,245,363
Sr. Unsec’d. Notes	5.125	07/20/45	3,879	4,831,032
Sr. Unsec’d. Notes	5.300	12/05/43	7,440	9,426,035
Eli Lilly & Co.,
Sr. Unsec’d. Notes	4.150	03/15/59	11,970	14,316,712
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A	6.000	02/01/25	2	1,714
Gtd. Notes, 144A(a)	6.000	06/30/28	14,825	11,331,773
Sec’d. Notes, 144A(a)	9.500	07/31/27	10,250	10,864,688
Johnson & Johnson,
Sr. Unsec’d. Notes	2.450	09/01/60	69,835	61,980,089
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	3,085	3,585,865
Gtd. Notes	5.400	11/29/43	33,126	40,196,605
Gtd. Notes, 144A	3.125	01/15/23	16,635	17,308,891
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875	09/23/23	37,295	39,168,820
Gtd. Notes	3.200	09/23/26	79,545	86,420,972
Utah Acquisition Sub, Inc.,
Gtd. Notes	5.250	06/15/46	22,526	26,282,337

See Notes to Financial Statements.

PGIM Total Return Bond Fund    83

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Viatris, Inc.,
Gtd. Notes, 144A	3.850%	06/22/40		42,725	$43,564,127
Gtd. Notes, 144A(a)	4.000	06/22/50		70,393	70,056,723

					1,603,983,664

Pipelines 1.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes	5.375	09/15/24		50	50,859
Cheniere Energy, Inc.,
Sr. Sec’d. Notes, 144A	4.625	10/15/28		50	52,132
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A	4.150	08/15/26		24,840	27,873,667
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29		50	53,650
Gtd. Notes	5.625	07/15/27		50	54,661
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30	(oo)	65,450	66,571,876
Sr. Unsec’d. Notes(a)	5.000	05/15/50		7,845	8,281,051
Sr. Unsec’d. Notes	5.150	03/15/45		1,222	1,294,793
Sr. Unsec’d. Notes	5.300	04/01/44		4,150	4,399,291
Sr. Unsec’d. Notes	5.300	04/15/47		6,095	6,515,495
Sr. Unsec’d. Notes	5.350	05/15/45		2,545	2,748,204
Sr. Unsec’d. Notes	5.400	10/01/47		15,294	16,607,577
Sr. Unsec’d. Notes	6.050	06/01/41		2,500	2,928,205
Sr. Unsec’d. Notes	6.125	12/15/45		9,430	11,011,312
Sr. Unsec’d. Notes(a)	6.250	04/15/49		37,960	45,408,037
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Sr. Unsec’d. Notes	5.000	10/01/22		535	561,218
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes	5.600	04/01/44		1,325	1,157,909
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52		49,075	45,247,033
Gtd. Notes	3.700	01/31/51		2,665	2,667,956
Gtd. Notes	3.950	01/31/60		23,145	23,286,708
Gtd. Notes	4.200	01/31/50		5,910	6,355,548
Gtd. Notes	4.900	05/15/46		28,296	33,321,205
Gtd. Notes	4.950	10/15/54		5,000	5,925,494
Gtd. Notes	5.100	02/15/45		8,450	10,147,065
Gtd. Notes, Series D	4.875(ff)	08/16/77		19,000	18,397,618

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
EQM Midstream Partners LP,
Sr. Unsec’d. Notes(a)	4.750%	07/15/23	2,119	$2,218,601
Sr. Unsec’d. Notes	5.500	07/15/28	50	53,124
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	50	54,590
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A	6.375	03/30/38	4,518	5,135,187
Kinder Morgan Energy Partners LP,
Gtd. Notes(a)	5.000	03/01/43	9,958	11,431,180
Gtd. Notes	6.500	09/01/39	1,260	1,667,360
Kinder Morgan, Inc.,
Gtd. Notes(a)	2.000	02/15/31	46,190	43,272,444
Gtd. Notes(a)	3.250	08/01/50	14,950	13,567,000
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes(a)	3.950	03/01/50	13,250	13,482,770
Sr. Unsec’d. Notes	4.200	12/01/42	1,600	1,635,181
Sr. Unsec’d. Notes	4.200	03/15/45	2,830	2,881,922
Sr. Unsec’d. Notes	4.200	10/03/47	6,504	6,803,295
Sr. Unsec’d. Notes	4.250	09/15/46	5,540	5,858,017
Sr. Unsec’d. Notes	5.150	10/15/43	14,820	17,520,439
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A(a)	3.625	04/01/22	13,955	14,152,903
Gtd. Notes, 144A	3.900	04/01/24	20,820	21,669,101
Gtd. Notes, 144A(a)	4.625	04/01/29	5,980	6,207,780
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	10,440	10,515,864
Sr. Unsec’d. Notes	4.000	03/15/28	6,490	7,177,498
Sr. Unsec’d. Notes	4.500	04/15/38	26,290	28,917,876
Sr. Unsec’d. Notes	5.200	12/01/47	2,060	2,392,572
ONEOK Partners LP,
Gtd. Notes	6.850	10/15/37	1,000	1,303,899
ONEOK, Inc.,
Gtd. Notes	3.400	09/01/29	35,605	37,136,176
Gtd. Notes(a)	4.450	09/01/49	36,667	38,063,137
Gtd. Notes	4.950	07/13/47	59,765	65,701,853
Gtd. Notes(a)	5.200	07/15/48	4,950	5,658,796
Gtd. Notes	6.000	06/15/35	4,200	5,026,909
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes(a)	3.550	12/15/29	9,275	9,412,656
Sr. Unsec’d. Notes	4.300	01/31/43	5,000	4,650,289
Sr. Unsec’d. Notes	4.650	10/15/25	5,190	5,753,558
Sr. Unsec’d. Notes	4.700	06/15/44	1,090	1,049,071
Sr. Unsec’d. Notes	4.900	02/15/45	11,823	11,742,442

See Notes to Financial Statements.

PGIM Total Return Bond Fund    85

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Plains All American Pipeline LP/PAA Finance Corp., (cont’d.)
Sr. Unsec’d. Notes	5.150%	06/01/42	700	$717,899
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	5,975	5,946,922
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	8,000	8,618,777
Spectra Energy Partners LP,
Gtd. Notes	3.375	10/15/26	5,760	6,224,125
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	9,742	9,665,644
Gtd. Notes, 144A	6.000	03/01/27	3,423	3,474,324
Gtd. Notes, 144A	6.000	12/31/30	3,975	3,989,485
Gtd. Notes, 144A	7.500	10/01/25	5,375	5,865,690
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	4.250	11/15/23	50	50,059
Gtd. Notes	5.000	01/15/28	50	52,626
Gtd. Notes	5.875	04/15/26	50	52,362
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A	4.150	01/15/48	835	877,576
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	4.600	03/15/48	20,015	23,240,243
Valero Energy Partners LP,
Gtd. Notes	4.500	03/15/28	7,970	8,898,472
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	8,815	9,200,424
Sr. Unsec’d. Notes	4.000	07/01/22	700	716,285
Sr. Unsec’d. Notes	4.350	02/01/25	230	243,230
Sr. Unsec’d. Notes(a)	4.750	08/15/28	3,250	3,499,860
Sr. Unsec’d. Notes	5.300	02/01/30	50	54,533
Sr. Unsec’d. Notes	5.450	04/01/44	875	921,625
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	48,036	52,906,966
Sr. Unsec’d. Notes	3.900	01/15/25	18,356	20,044,071
Sr. Unsec’d. Notes	4.000	09/15/25	8,625	9,552,247
Sr. Unsec’d. Notes	4.300	03/04/24	9,550	10,414,561
Sr. Unsec’d. Notes	4.850	03/01/48	11,950	13,557,204
Sr. Unsec’d. Notes	4.900	01/15/45	5,902	6,644,047

				948,461,311

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate 0.1%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	7.875%	11/15/25		50	$52,875
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29		3,517	3,481,851
Gtd. Notes, 144A	5.375	08/01/28		500	528,800
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	3.125	03/20/22		8,720	8,913,433
Sr. Unsec’d. Notes, 144A	3.875	03/20/27		14,600	16,125,548

					29,102,507

Real Estate Investment Trusts (REITs) 0.6%

Alexandria Real Estate Equities, Inc.,
Gtd. Notes	1.875	02/01/33		9,640	8,892,339
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24		14,830	16,014,702
Sr. Unsec’d. Notes(a)	4.125	05/15/29		22,019	24,239,904
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25		14,770	16,579,570
Sr. Unsec’d. Notes(a)	4.750	02/15/28		10,045	10,105,439
Sr. Unsec’d. Notes	6.750	12/15/21		1,615	1,624,368
ESH Hospitality, Inc.,
Gtd. Notes, 144A	4.625	10/01/27		50	53,000
Gtd. Notes, 144A	5.250	05/01/25		1,891	1,929,150
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24		1,260	1,334,473
Gtd. Notes	5.375	11/01/23		2,555	2,805,208
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes	3.400	02/01/25		8,835	9,541,830
Sr. Unsec’d. Notes	3.500	07/15/29		1,490	1,625,350
Highwoods Realty LP,
Sr. Unsec’d. Notes	3.875	03/01/27		5,885	6,418,657
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series I(a)	3.500	09/15/30		36,393	37,468,510
Kimco Realty Corp.,
Sr. Unsec’d. Notes	3.400	11/01/22		9,340	9,710,815
MGM Growth Properties Operating
Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes, 144A(a)	4.625	06/15/25		2,190	2,332,697
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.692	06/05/28	GBP	3,000	4,367,816
Gtd. Notes	5.000	10/15/27		2,866	3,022,195

See Notes to Financial Statements.

PGIM Total Return Bond Fund    87

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	5.875%	10/01/28	9,675	$10,264,927
Sr. Sec’d. Notes, 144A	7.500	06/01/25	5,000	5,435,422
Realty Income Corp.,
Sr. Unsec’d. Notes	3.000	01/15/27	13,790	14,717,884
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.875	02/15/27	50	51,175
Service Properties Trust,
Sr. Unsec’d. Notes	4.350	10/01/24	30,000	29,924,262
Ventas Realty LP,
Gtd. Notes	3.500	02/01/25	5,000	5,422,468
Gtd. Notes	3.850	04/01/27	31,660	35,215,705
Gtd. Notes	4.400	01/15/29	4,765	5,396,574
VEREIT Operating Partnership LP,
Gtd. Notes	2.850	12/15/32	19,830	20,438,512
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.125	08/15/30	50	50,814
Gtd. Notes, 144A	4.250	12/01/26	13,075	13,519,170
Gtd. Notes, 144A	4.625	12/01/29	960	998,068
Welltower, Inc.,
Sr. Unsec’d. Notes	2.700	02/15/27	2,640	2,798,434
Sr. Unsec’d. Notes	2.750	01/15/31	2,250	2,286,227
Sr. Unsec’d. Notes	4.000	06/01/25	6,960	7,720,902
Sr. Unsec’d. Notes	4.125	03/15/29	1,050	1,180,296
Sr. Unsec’d. Notes	4.250	04/01/26	16,080	18,130,934
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.400	02/01/31	12,425	12,086,265

				343,704,062

Retail 0.7%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	25,025	24,416,954
AutoZone, Inc.,
Sr. Unsec’d. Notes	3.250	04/15/25	18,000	19,339,079
Beacon Roofing Supply, Inc.,
Gtd. Notes, 144A	4.875	11/01/25	50	51,290
Brinker International, Inc.,
Sr. Unsec’d. Notes	3.875	05/15/23	161	164,671
Dollar General Corp.,
Sr. Unsec’d. Notes	4.125	04/03/50	21,425	24,009,215

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Dufry One BV (Switzerland),
Gtd. Notes(a)	2.000%	02/15/27	EUR	36,300	$40,600,157
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	35,100	40,933,006
Sr. Sec’d. Notes	6.250	10/30/25	EUR	65,933	80,754,223
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	12,500	14,577,281
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	2.800	09/14/27		1,180	1,273,543
L Brands, Inc.,
Gtd. Notes	5.625	10/15/23		18,638	20,250,653
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes	1.750	03/15/31		6,856	6,424,033
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25		39,699	40,909,641
Stonegate Pub Co. Financing 2019 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.250	07/31/25	GBP	21,000	30,654,285
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes(a)	4.100	04/15/50		22,315	23,601,216
Walmart, Inc.,
Sr. Unsec’d. Notes(a)	3.250	07/08/29		24,015	26,577,422

					394,536,669

Savings & Loans 0.0%

People’s United Financial, Inc.,
Sr. Unsec’d. Notes	3.650	12/06/22		3,225	3,360,456

Semiconductors 0.8%

Broadcom, Inc.,
Gtd. Notes	3.459	09/15/26		37,546	40,688,952
Gtd. Notes	4.110	09/15/28		16,557	18,259,422
Gtd. Notes	4.250	04/15/26		6,320	7,055,406
Gtd. Notes	4.750	04/15/29		211,992	241,401,389
Gtd. Notes(a)	5.000	04/15/30		83,970	96,648,036
Microchip Technology, Inc.,
Gtd. Notes, 144A	4.250	09/01/25		50	52,412
Sr. Sec’d. Notes	3.922	06/01/21		12,015	12,046,193
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A	3.875	09/01/22		6,600	6,879,639
Gtd. Notes, 144A	4.625	06/01/23		16,600	17,927,023

See Notes to Financial Statements.

PGIM Total Return Bond Fund    89

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors (cont’d.)

NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A	3.150%	05/01/27		7,190	$7,703,059
Gtd. Notes, 144A	3.400	05/01/30		9,130	9,753,426

					458,414,957

Software 0.6%

Activision Blizzard, Inc.,
Sr. Unsec’d. Notes(a)	1.350	09/15/30		8,850	8,094,409
Sr. Unsec’d. Notes	2.500	09/15/50		53,820	46,230,893
Black Knight InfoServ LLC,
Gtd. Notes, 144A	3.625	09/01/28		50	49,137
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A	9.125	03/01/26		14,557	15,409,858
Fidelity National Information Services, Inc.,
Gtd. Notes	0.750	05/21/23	EUR	8,200	10,026,687
Microsoft Corp.,
Sr. Unsec’d. Notes	2.525	06/01/50		1,535	1,427,903
Sr. Unsec’d. Notes	2.675	06/01/60		8,698	8,068,308
Sr. Unsec’d. Notes	2.921	03/17/52		19,525	19,527,985
Sr. Unsec’d. Notes	3.041	03/17/62		4,748	4,765,776
Oracle Corp.,
Sr. Unsec’d. Notes(a)	2.950	11/15/24		32,180	34,400,411
Sr. Unsec’d. Notes	2.950	05/15/25		52,350	55,930,718
Sr. Unsec’d. Notes	3.600	04/01/50		58,375	57,535,397
Sr. Unsec’d. Notes	3.800	11/15/37		18,135	19,271,450
Sr. Unsec’d. Notes	3.850	04/01/60		58,385	58,502,115

					339,241,047

Telecommunications 2.5%

Altice France Holding SA (Luxembourg),
Sr. Sec’d. Notes	8.000	05/15/27	EUR	14,000	18,352,241
Altice France SA (France),
Sr. Sec’d. Notes, 144A	8.125	02/01/27		202	221,590
AT&T, Inc.,
Sr. Unsec’d. Notes	2.300	06/01/27		3,300	3,385,150
Sr. Unsec’d. Notes(a)	3.100	02/01/43		58,525	54,313,146
Sr. Unsec’d. Notes	3.300	02/01/52		55,985	50,925,524
Sr. Unsec’d. Notes	4.050	12/15/23		13,350	14,574,729
Sr. Unsec’d. Notes	4.300	02/15/30		15,455	17,423,479
Sr. Unsec’d. Notes, 144A	2.550	12/01/33		21,058	20,064,723

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	3.500%	09/15/53		117,222	$108,176,408
Sr. Unsec’d. Notes, 144A	3.550	09/15/55		19,994	18,424,662
Sr. Unsec’d. Notes, 144A	3.650	09/15/59		83,421	77,036,737
Sr. Unsec’d. Notes, 144A	3.800	12/01/57		7,661	7,313,080
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%	10.000	04/01/24		2,002	1,956,734
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% or PIK 8.000%	8.000	04/01/25		619	518,809
Digicel International Finance Ltd./Digicel
International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A(a)	8.000	12/31/26		14,640	14,238,415
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		24,598	24,868,117
Sr. Sec’d. Notes, 144A	8.750	05/25/24		8,400	8,770,446
Sr. Sec’d. Notes, 144A	8.750	05/25/24		59,874	62,446,778
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23		36,750	34,681,157
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes(a)	5.500	08/01/23	(d)	2,000	1,226,638
Level 3 Financing, Inc.,
Gtd. Notes	5.250	03/15/26		50	51,515
Gtd. Notes	5.375	05/01/25		50	51,090
Gtd. Notes, 144A	3.625	01/15/29		237	229,799
Gtd. Notes, 144A	4.250	07/01/28		2,775	2,794,673
Gtd. Notes, 144A	4.625	09/15/27		24,571	25,327,571
Sr. Sec’d. Notes, 144A	3.400	03/01/27		31,986	34,074,288
Sr. Sec’d. Notes, 144A(a)	3.875	11/15/29		8,825	9,361,773
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A	4.500	01/15/29		6,000	5,908,114
Sr. Unsec’d. Notes, Series P	7.600	09/15/39		1,550	1,780,249
Sr. Unsec’d. Notes, Series S	6.450	06/15/21		12,715	12,783,023
Sr. Unsec’d. Notes, Series U	7.650	03/15/42		50	57,113
Sr. Unsec’d. Notes, Series W	6.750	12/01/23		11,050	12,225,849
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	4.600	02/23/28		10,000	11,513,694
Sr. Unsec’d. Notes	4.600	05/23/29		25,980	29,863,114
Qwest Corp.,
Sr. Unsec’d. Notes	6.750	12/01/21		4,050	4,177,080
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32		29,300	43,421,614

See Notes to Financial Statements.

PGIM Total Return Bond Fund    91

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Sprint Communications, Inc.,
Gtd. Notes	6.000%	11/15/22		20,067	$21,433,501
Gtd. Notes	11.500	11/15/21		7,834	8,254,045
Sprint Corp.,
Gtd. Notes	7.125	06/15/24		39,580	45,728,402
Gtd. Notes	7.250	09/15/21		35,069	35,809,595
Gtd. Notes	7.625	02/15/25		24,159	28,752,538
Gtd. Notes	7.875	09/15/23		99,334	113,325,361
TalkTalk Telecom Group PLC (United Kingdom),
Gtd. Notes	3.875	02/20/25	GBP	7,700	10,476,899
T-Mobile USA, Inc.,
Gtd. Notes	2.625	02/15/29		14,375	14,003,323
Gtd. Notes	5.125	04/15/25		14,000	14,236,769
Gtd. Notes	6.000	04/15/24		50	50,363
Sr. Sec’d. Notes, 144A	2.550	02/15/31		19,800	19,527,813
Sr. Sec’d. Notes, 144A	3.000	02/15/41		40,760	38,205,139
Sr. Sec’d. Notes, 144A(a)	3.300	02/15/51		19,985	18,662,653
Sr. Sec’d. Notes, 144A	3.875	04/15/30		9,500	10,366,701
Sr. Sec’d. Notes, 144A	4.375	04/15/40		19,890	22,156,169
Sr. Sec’d. Notes, 144A(a)	4.500	04/15/50		31,495	35,526,574
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.650	11/20/40		121,425	112,690,844
Sr. Unsec’d. Notes	3.150	03/22/30		125,000	132,316,729
Sr. Unsec’d. Notes	3.400	03/22/41		57,405	58,761,633
Sr. Unsec’d. Notes	4.125	08/15/46		3,725	4,184,254
Sr. Unsec’d. Notes	4.522	09/15/48		7,605	9,009,434
Sr. Unsec’d. Notes	4.750	11/01/41		5,605	6,771,906
Sr. Unsec’d. Notes	4.862	08/21/46		8,985	11,122,571
Zayo Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A	6.125	03/01/28		500	516,081

					1,504,428,419

Textiles 0.0%

Mohawk Industries, Inc.,
Sr. Unsec’d. Notes(a)	3.850	02/01/23		673	705,849

Transportation 0.7%

Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375	09/01/42		2,850	3,375,537
Sr. Unsec’d. Notes	4.700	09/01/45		3,400	4,211,053

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)

CP-Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes	5.700%	03/05/30	EUR	48,150	$80,061,338
CSX Corp.,
Sr. Unsec’d. Notes	2.600	11/01/26		37,200	39,513,398
Deutsche Bahn Finance GmbH (Germany),
Gtd. Notes, EMTN	1.375	07/07/25	GBP	4,403	6,251,863
FedEx Corp.,
Gtd. Notes	4.550	04/01/46		2,854	3,319,118
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes	5.875	07/05/34		5,121	5,875,914
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN	5.250	12/07/28	GBP	4,110	7,354,504
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN	5.500	12/01/21	GBP	1,000	1,422,459
Societe Nationale SNCF SA (France),
Sr. Unsec’d. Notes, EMTN	5.375	03/18/27	GBP	37,291	63,738,507
Union Pacific Corp.,
Sr. Unsec’d. Notes(a)	3.250	02/05/50		178,470	177,957,311
XPO Logistics, Inc.,
Gtd. Notes, 144A	6.250	05/01/25		50	53,553

					393,134,555

Water 0.0%

American Water Capital Corp.,
Sr. Unsec’d. Notes	2.800	05/01/30		3,975	4,151,444
Sr. Unsec’d. Notes	3.750	09/01/47		4,795	5,244,390

					9,395,834

TOTAL CORPORATE BONDS
(cost $23,468,497,939)					24,647,201,351

MUNICIPAL BONDS 0.8%

California 0.1%

Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49		12,630	19,926,224
Taxable, Revenue Bonds, BABs, Series S3	6.907	10/01/50		525	897,220
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs	6.582	05/15/39		5,045	6,712,070

See Notes to Financial Statements.

PGIM Total Return Bond Fund    93

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)

Los Angeles County Public Works Financing Authority,
Revenue Bonds, BABs, Series Z	7.618%	08/01/40	4,300	$6,803,933
Los Angeles Department of Water,
Taxable, Revenue Bonds, BABs, Series C	6.008	07/01/39	6,200	8,087,342
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs	5.716	07/01/39	8,475	11,790,250
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	835	1,291,252
General Obligation Unlimited, Taxable, BABs	7.625	03/01/40	275	449,658
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	1,600	2,625,968
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	2,050	2,318,427
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	4,900	6,255,781
Taxable, Revenue Bonds, Series J	4.131	05/15/45	2,250	2,643,548

				69,801,673

Colorado 0.0%

Colorado Bridge Enterprise,
Taxable, Revenue Bonds, BABs, Series SR	6.078	12/01/40	1,000	1,379,940
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B	5.844	11/01/50	3,320	5,109,380

				6,489,320

District of Columbia 0.0%

District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A	4.814	10/01/2114	15,765	21,792,748

Illinois 0.2%

Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B	6.395	01/01/40	3,170	4,650,326
Illinois State Toll Highway Authority,
Taxable, Revenue Bonds, BABs, Series A	6.184	01/01/34	5,000	6,892,100
State of Illinois,
General Obligation Unlimited, Series D	5.000	11/01/22	79,600	84,755,690
General Obligation Unlimited, Taxable(a)	5.100	06/01/33	19,045	21,628,835

				117,926,951

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Kentucky 0.0%

Kentucky State Property & Building Commission,
Revenue Bonds, BABs, Series C	5.373%	11/01/25	1,900	$2,123,307

Michigan 0.0%

Michigan Finance Authority,
Revenue Bonds, Series G	3.084	12/01/34	10,720	11,363,307
Taxable, Revenue Bonds	3.384	12/01/40	19,800	20,834,748

				32,198,055

New Jersey 0.1%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A(a)	7.102	01/01/41	15,953	25,021,963
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	12,865	20,688,978
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	1,350	1,813,765

				47,524,706

New York 0.1%

Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs	6.687	11/15/40	700	956,788
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs	4.725	11/01/23	1,400	1,545,026
Taxable, Revenue Bonds, BABs	4.905	11/01/24	1,100	1,256,310
New York City Water & Sewer System,
Taxable, Revenue Bonds, BABs(a)	5.882	06/15/44	920	1,395,226
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs, Series ST	5.770	03/15/39	18,800	23,075,120
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds	4.031	09/01/48	4,000	4,595,640
Consolidated, Taxable, Revenue Bonds, Series 192	4.810	10/15/65	8,650	11,535,813
Revenue Bonds	4.458	10/01/62	2,600	3,283,228

				47,643,151

Ohio 0.0%

Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	7,815	10,193,182
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	295	389,589

				10,582,771

See Notes to Financial Statements.

PGIM Total Return Bond Fund    95

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Oklahoma 0.0%

Oklahoma Development Finance Authority,
Taxable, Revenue Bonds, Series C	5.450%	08/15/28	5,000	$5,562,600

Oregon 0.0%

State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A	5.834	11/15/34	675	926,343

Pennsylvania 0.1%

Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	400	569,972
Revenue Bonds, BABs, Series B	5.511	12/01/45	5,370	7,353,947
University of Pittsburgh-of the Commonwealth System of Higher Education, Taxable, Revenue Bonds	3.555	09/15/2119	25,505	25,103,807

				33,027,726

Puerto Rico 0.1%

Puerto Rico Sales Tax Fing. Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	2,250	2,497,882
Revenue Bonds, Restructured, Series A-1	5.000	07/01/58	27,600	31,006,117

				33,503,999

Texas 0.1%

City of San Antonio TX Electric & Gas Systems Revenue,
Revenue Bonds, BABs(a)	5.985	02/01/39	1,000	1,415,240
Taxable, Revenue Bonds	4.427	02/01/42	6,480	7,919,467
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C	2.919	11/01/50	7,930	7,693,924
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B	3.922	12/31/49	20,905	22,453,851

				39,482,482

Virginia 0.0%

University of Virginia,
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	9,850	12,150,172

TOTAL MUNICIPAL BONDS (cost $438,559,128)				480,736,004

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES 4.3%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1	5.250%	09/25/35	3	$3,289
American Home Mortgage Investment Trust, Series 2004-04, Class 4A, 6 Month LIBOR + 2.000% (Cap 11.000%, Floor 2.000%)	2.207(c)	02/25/45	15	14,822
APS Resecuritization Trust,
Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)	0.265(c)	07/27/57	3,959	3,916,786
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%	0.296(c)	03/27/36	5,176	5,142,276
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)	0.236(c)	02/27/37	10,417	10,284,254
Banc of America Funding Trust,
Series 2005-D, Class A1	3.031(cc)	05/25/35	33	33,589
Series 2006-I, Class 4A1	3.217(cc)	10/20/46	33	28,095
Series 2014-R02, Class 2A1, 144A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)	0.321(c)	05/26/37	273	271,651
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	1.705(c)	09/26/45	1,089	1,102,882
Series 2015-R02, Class 5A1, 144A, 1 Month LIBOR + 0.165%	0.271(c)	09/29/36	5,943	5,893,169
Banc of America Mortgage Trust, Series 2004-E, Class 2A6	3.621(cc)	06/25/34	196	199,366
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A1	2.519(cc)	02/25/33	2	2,293
Series 2005-04, Class 3A1	3.221(cc)	08/25/35	139	138,220
Series 2007-03, Class 1A1	3.395(cc)	05/25/47	197	195,038
Bear Stearns ALT-A Trust,
Series 2005-04, Class 23A1	2.682(cc)	05/25/35	89	90,663
Series 2005-04, Class 23A2	2.682(cc)	05/25/35	30	30,335
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.706(c)	04/25/28	15,144	15,153,482
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.706(c)	08/25/28	4,261	4,261,248
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.956(c)	10/25/28	18,058	18,105,468
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.556(c)	04/25/29	9,040	9,040,157
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.506(c)	10/25/29	16,763	16,762,953
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.106(c)	10/25/29	60,817	60,816,982

See Notes to Financial Statements.

PGIM Total Return Bond Fund    97

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2020-01A, Class B1, 144A, 1 Month LIBOR + 4.400% (Cap N/A, Floor 0.000%)	4.506%(c)	06/25/30	2,150	$2,157,847
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)	3.506(c)	06/25/30	7,623	7,655,429
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.406(c)	08/26/30	5,835	5,835,115
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)	3.306(c)	08/26/30	11,410	11,530,507
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.106(c)	08/26/30	13,101	13,345,765
Series 2020-03A, Class M1A, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.106(c)	10/25/30	14,165	14,235,831
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.956(c)	10/25/30	10,375	10,530,617
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)	3.806(c)	10/25/30	13,505	14,045,205
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	1.766(c)	03/25/31	47,822	47,939,829
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	2.960(c)	03/25/31	9,400	9,529,315
BVRT Financing Trust,
Series 2019-01, Class F, 144A, 1 Month LIBOR + 2.150%^	2.261(c)	09/15/21	127,953	127,504,721
Central Park Funding Trust,
Series 2021-02, Class PT, 144A, 1 Month LIBOR + 3.000%^	3.111(c)	10/27/22	66,498	66,498,186
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	2.687(cc)	02/19/34	7,888	8,075,690
Series 2005-29, Class A1	5.750	12/25/35	442	323,556
Series 2005-HYB09, Class 3A2A, 12 Month LIBOR + 1.750% (Cap 11.000%, Floor 0.000%)	2.195(c)	02/20/36	16	13,866
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	3.024(cc)	09/25/47	4,711	4,540,034
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	2.256(c)	09/25/31	5,012	5,049,916
Credit Suisse Mortgage Trust, Series 2018-RPL09, Class PT, 144A	3.025(cc)	09/25/57	25,652	25,620,949
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.806(c)	11/25/28	18,411	18,496,727

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Eagle Re Ltd. (Bermuda), (cont’d.)
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	1.906%(c)	04/25/29	9,866	$9,872,070
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.106(c)	10/25/30	37,239	37,250,973
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)	4.106(c)	10/25/30	25,330	25,547,681
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.606(c)	10/25/30	17,790	17,965,080
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	2.165(c)	10/25/33	29,465	29,648,228
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	2.715(c)	10/25/33	45,665	46,147,245
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.506(c)	05/25/30	10,369	10,448,010
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.256(c)	10/25/30	17,199	17,391,892
Fannie Mae REMICS,
Series 2000-32, Class FM, 1 Month LIBOR + 0.450% (Cap 9.000%, Floor 0.450%)	0.565(c)	10/18/30	1	611
Series 2001-29, Class Z	6.500	07/25/31	21	24,598
Series 2012-132, Class KI, IO	3.000	12/25/32	7,910	853,116
Series 2013-57, Class MI, IO	3.000	06/25/28	2,407	159,418
Series 2014-05, Class AI, IO	4.500	04/25/43	3,608	599,993
Series 2015-51, Class CI, IO	4.000	07/25/45	5,554	906,460
Series 2016-30, Class CI, IO	3.000	05/25/36	4,428	459,615
Series 2016-74, Class GM	2.500	09/25/43	19,441	20,071,729
Series 2017-83, Class IO, IO	4.000	10/25/47	4,468	648,173
Series 2018-16, Class MB	3.500	07/25/46	10,680	11,049,979
Series 2018-24, Class BH	3.500	04/25/48	8,957	9,527,761
Series 2018-27, Class JA	3.000	12/25/47	10,050	10,455,539
Series 2018-49, Class LZ	3.500	07/25/48	12,145	13,048,104
Series 2018-58, Class BI, IO	4.000	08/25/48	3,517	339,758
Series 2019-08, Class Z	3.500	03/25/49	2,459	2,647,684
Series 2019-13, Class LZ	4.000	04/25/49	12,232	13,680,000
Series 2019-13, Class VA	4.000	02/25/32	6,861	7,128,455
FHLMC REMICS,
Series 1628, Class LZ	6.500	12/15/23	5	5,390
Series 1935, Class JZ	7.000	02/15/27	41	46,098
Series 2241, Class PH	7.500	07/15/30	23	27,534
Series 3795, Class VZ	4.000	01/15/41	3,869	4,194,256
Series 3889, Class DZ	4.000	01/15/41	3,778	4,095,885

See Notes to Financial Statements.

PGIM Total Return Bond Fund    99

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC REMICS, (cont’d.)
Series 4135, Class AI, IO	3.500%	11/15/42	11,043	$1,647,270
Series 4372, Class GI, IO	4.500	08/15/44	6,706	1,045,274
Series 4456, Class BI, IO	4.000	05/15/44	1,411	187,406
Series 4468, Class IO, IO	4.500	05/15/45	7,326	1,180,875
Series 4500, Class ZX	4.000	07/15/45	1,881	2,087,151
Series 4735, Class IM, IO	4.000	12/15/47	13,172	1,966,218
Series 4736, Class IP, IO	4.000	08/15/47	3,694	394,780
Series 4751, Class PI, IO	4.000	11/15/47	2,680	299,342
Series 4795, Class WQ	4.000	07/15/46	3,448	3,657,552
Series 4800, Class KL	4.000	11/15/45	3,227	3,267,647
Series 4801, Class ZD	4.000	06/15/48	4,494	5,101,560
Series 4802, Class EZ	4.000	06/15/48	9,867	10,514,905
Series 4831, Class BA	3.500	10/15/44	4,572	4,723,406
Series 4868, Class KL	4.000	12/15/45	24,369	24,891,270
Series 4870, Class K	4.000	04/15/49	34,943	37,731,908
Series 4903, Class ED	2.750	09/15/48	10,833	11,199,124
Series 4903, Class IP, IO	4.500	07/25/49	14,050	2,932,819
Series 4946, Class KB	3.000	12/15/48	18,299	19,069,281
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.456(c)	03/25/29	601	601,465
Series 2020-DNA06, Class M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	2.010(c)	12/25/50	3,000	3,003,611
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	1.806(c)	01/25/50	13,272	13,324,505
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.956(c)	02/25/50	24,120	24,346,865
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	5.206(c)	06/25/50	9,440	9,852,017
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.106(c)	06/25/50	31,398	31,715,248
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.106(c)	08/25/50	25,210	26,884,915
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)	3.856(c)	08/25/50	35,827	36,323,037
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	4.810(c)	10/25/50	10,705	11,335,320
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	2.810(c)	10/25/50	24,505	24,909,891

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	3.206%(c)	03/25/50	4,300	$4,393,133
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	3.706(c)	07/25/50	84,684	85,691,612
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	5.356(c)	09/25/50	15,495	16,328,775
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)	3.256(c)	09/25/50	11,115	11,240,147
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	2.660(c)	01/25/51	6,000	5,879,836
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	3.510(c)	10/25/33	43,915	44,348,592
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.856(c)	09/25/48	91	91,124
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.756(c)	01/25/49	1,552	1,583,855
Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	2.056(c)	10/25/49	3,061	3,076,887
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	1.542(c)	07/25/44	88	88,868
Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)	1.460(c)	02/25/45	9	9,369
Freddie Mac REMICS,
Series 4939, Class KT	3.000	07/15/48	34,961	36,454,100
Freddie Mac Strips,
Series 304, Class C54, IO	4.000	12/15/32	4,028	553,998
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000	07/20/43	1,940	2,069,501
Series 2015-064, Class IA, IO	4.000	05/20/45	14,096	2,789,268
Series 2015-165, Class IB, IO	3.500	11/20/42	6,641	661,940
Series 2016-01, Class ZP	3.000	01/20/46	6,578	6,841,520
Series 2016-161, Class PI, IO	3.500	06/20/46	36,245	5,130,482
Series 2016-69, Class B	3.000	05/20/46	24,008	25,327,544
Series 2017-101, Class AB	2.500	07/20/47	30,003	31,487,107
Series 2017-134, Class ZK	3.000	08/20/47	5,428	5,823,953
Series 2018-05, Class IB, IO	4.000	01/20/48	18,049	3,305,441
Series 2018-21, Class IH, IO	4.500	02/20/48	7,197	1,249,573
Series 2018-59, Class PZ	3.000	09/20/46	6,129	6,733,521

See Notes to Financial Statements.

PGIM Total Return Bond Fund    101

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., (cont’d.)
Series 2019-159, Class IJ, IO	3.500%	12/20/49		19,444	$3,366,156
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.246(c)	01/26/37		4,082	4,050,294
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.246(c)	10/26/36		3,183	3,161,327
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.246(c)	10/26/36		5,200	5,035,150
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.706(c)	10/25/28		4,741	4,752,594
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.756(c)	05/25/29		6,453	6,452,615
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)	2.706(c)	10/25/30		37,600	37,711,608
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)	3.356(c)	10/25/30		22,000	22,282,480
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)	4.256(c)	10/25/30		11,507	11,638,534
Impac CMB Trust,
Series 2005-01, Class 1A1, 1 Month LIBOR + 0.520% (Cap 11.250%, Floor 0.520%)	0.626(c)	04/25/35		1,277	1,290,659
IndyMac Adjustable Rate Mortgage Trust,
Series 2001-H02, Class A1	1.810(cc)	01/25/32		2	1,919
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX04, Class 2A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)	0.286(c)	07/25/37		2,841	2,882,051
JPMorgan Alternative Loan Trust,
Series 2006-A01, Class 4A1	2.817(cc)	03/25/36		111	99,110
Jupiter Mortgage PLC (United Kingdom),
Series 01A, Class B, 144A, 3 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.448(c)	07/20/60	GBP	48,400	66,895,960
Mortgage Repurchase Agreement Financing Trust,
Series 2020-03, Class A1, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.361(c)	01/23/23		30,475	30,478,776
Series 2020-04, Class A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.461(c)	04/23/23		29,045	29,054,756
Series 2020-04, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.461(c)	04/23/23		56,140	56,158,857
Series 2020-05, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.111(c)	08/10/23		14,185	14,158,214
MRA Issuance Trust,
Series 2021-EBO03, Class A1X, 144A^	0.000(cc)	03/31/23		108,560	108,560,000
Series 2021-EBO03, Class A2, 144A^	0.000(cc)	03/31/23		125,340	125,340,000

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.856%(c)	01/25/48	23,075	$23,147,105
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.656(c)	07/25/28	5,245	5,247,084
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.506(c)	07/25/29	372	372,131
Oaktown Re IV Ltd. (Bermuda),
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)	4.856(c)	07/25/30	25,248	25,302,713
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.506(c)	10/25/30	6,360	6,367,534
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	3.706(c)	10/25/30	12,715	12,806,311
Oaktown Re VI Ltd. (Bermuda),
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	1.660(c)	10/25/33	28,079	28,225,438
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)	2.060(c)	10/25/33	19,887	20,053,912
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.921(c)	12/25/22	210,266	211,370,205
Series 2021-1R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)	3.015(c)	02/27/24	34,524	34,523,865
Prime Mortgage Trust,
Series 2004-CL01, Class 1A2, 1 Month LIBOR + 0.400% (Cap 8.000%, Floor 0.400%)	0.506(c)	02/25/34	8	8,037
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.506(c)	03/25/28	1,367	1,367,041
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	2.806(c)	03/25/28	18,290	18,289,989
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.306(c)	06/25/29	646	645,760
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.056(c)	02/25/30	6,250	6,223,364
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.556(c)	02/25/30	24,000	23,694,142

See Notes to Financial Statements.

PGIM Total Return Bond Fund    103

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Radnor Re Ltd. (Bermuda), (cont’d.)
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)	3.256%(c)	10/25/30	5,515		$5,515,763
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.106(c)	10/25/30	5,360		5,398,002
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)	4.706(c)	10/25/30	4,200		4,276,409
Regal Trust IV,
Series 1999-01, Class A, 144A, Cost of Funds for the 11th District of San Francisco+ 1.500% (Cap N/A, Floor 1.500%)	1.960(c)	09/29/31	7		6,116
RFMSI Trust,
Series 2003-S09, Class A1	6.500	03/25/32	7		7,125
Station Place Securitization Trust,
Series 2020-10, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.606(c)	05/20/21	61,960		61,966,791
Series 2021-04, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)^	1.006(c)	04/11/22	60,300		60,300,000
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	2.574(cc)	02/25/34	79		80,043
Series 2004-18, Class 3A1	2.554(cc)	12/25/34	6,676		6,850,717
Structured Asset Mortgage Investments Trust,
Series 2002-AR03, Class A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.660%)	0.775(c)	09/19/32	8		8,460
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2002-14A, Class 2A1	2.119(cc)	07/25/32	—(r	)	123
Vendee Mortgage Trust,
Series 2011-02, Class DZ	3.750	10/15/41	3,517		3,747,441
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2004-AR08, Class A1, 1 Month LIBOR + 0.840% (Cap 10.500%, Floor 0.840%)	0.946(c)	06/25/44	992		978,145
Series 2005-AR05, Class A6	3.507(cc)	05/25/35	682		710,499
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR10, Class A3, 1 Month LIBOR + 1.100% (Cap 10.500%, Floor 1.100%)	1.206(c)	07/25/44	1,583		1,610,406
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2003-AR01, Class 2A	3.379(cc)	02/25/33	1		557

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,533,916,573)					2,556,484,554

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS 8.8%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes	2.500%	10/11/22		37,030	$38,158,660
Albania Government International Bond (Albania), Bonds	2.708(s)	08/31/25		91,274	85,951,328
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125(cc)	07/09/30		30,516	10,884,905
Sr. Unsec’d. Notes	0.125(cc)	01/09/38		15,428	5,813,414
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	402,629	622,232
Brazil Loan Trust 1 (Brazil),
Gov’t. Gtd. Notes	5.477	07/24/23		25,419	26,470,230
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28		115,773	125,414,344
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes	4.500	05/30/29		1,600	1,684,894
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes(a)	1.375	09/23/50	EUR	26,200	30,040,636
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes	1.750	01/20/26	EUR	30,000	38,861,974
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.000	02/26/24		6,000	6,395,345
Sr. Unsec’d. Notes	5.000	06/15/45		8,700	9,254,951
Sr. Unsec’d. Notes	7.375	09/18/37		1,015	1,345,165
Sr. Unsec’d. Notes	8.375	02/15/27		900	1,085,857
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes	5.500	04/04/23		33,934	37,166,742
Sr. Unsec’d. Notes	6.000	01/26/24		83,845	95,844,978
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.875	04/18/24		9,000	9,683,750
Sr. Unsec’d. Notes, 144A	5.500	01/27/25		6,000	6,633,849
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		6,400	7,330,181
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	13,578	16,982,014
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	18,050	22,518,040
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	19,295	24,192,951
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.375	08/05/26		8,420	8,920,351
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		11,845	12,664,180
Sr. Unsec’d. Notes, EMTN	3.125	07/20/21		2,630	2,642,017
Finland Government International Bond (Finland),
Sr. Unsec’d. Notes	6.950	02/15/26		34,303	43,308,480

See Notes to Financial Statements.

PGIM Total Return Bond Fund    105

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN	2.375%	06/04/25		2,400	$2,558,171
Gov’t. Gtd. Notes, EMTN	2.375	06/04/25		12,400	13,217,217
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes, 144A	6.375	02/11/27		30,040	29,920,733
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	191,000	325,417,497
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	132,800	213,989,687
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, 144A	2.500	05/28/24		22,500	23,847,746
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375	02/21/23		61,526	67,031,548
Sr. Unsec’d. Notes(a)	5.375	03/25/24		10,612	12,036,873
Sr. Unsec’d. Notes	5.750	11/22/23		66,762	75,471,732
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	59,841	72,711,859
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	23,162	28,140,504
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	21,310	25,024,980
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	13,515	16,920,172
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	290	365,626
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	55,614	74,848,395
Sr. Unsec’d. Notes	7.750	01/17/38		3,000	4,460,357
Sr. Unsec’d. Notes, 144A(a)	7.750	01/17/38		2,500	3,716,964
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	1,750	2,229,623
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	34,000	42,974,794
Sr. Unsec’d. Notes, EMTN	2.875	07/08/21	EUR	87,100	105,210,598
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	29,251	41,848,748
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes	2.875	03/16/26		2,000	2,159,955
Sr. Unsec’d. Notes(a)	3.150	06/30/23		10,000	10,570,639
Sr. Unsec’d. Notes	4.000	06/30/22		11,700	12,197,407
Sr. Unsec’d. Notes, EMTN	2.875	01/29/24	EUR	48,950	63,822,972
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	7,375	9,952,751
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	1.500	07/21/21		28,910	28,990,347
Gov’t. Gtd. Notes(a)	2.000	11/04/21		3,200	3,228,378
Gov’t. Gtd. Notes	2.125	02/10/25		15,000	15,762,437
Gov’t. Gtd. Notes	2.375	11/16/22		850	877,048

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Japan Bank for International Cooperation (Japan), (cont’d.)
Gov’t. Gtd. Notes	2.500%	06/01/22		31,500	$32,258,277
Gov’t. Gtd. Notes	2.500	05/23/24		7,800	8,260,643
Gov’t. Gtd. Notes	3.375	07/31/23		2,800	2,987,143
Gov’t. Gtd. Notes	3.375	10/31/23		2,600	2,789,620
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375	09/27/23		12,000	12,809,389
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		17,200	17,788,023
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		21,000	21,830,204
Sr. Unsec’d. Notes, 144A, MTN(a)	2.375	02/13/25		44,000	46,517,442
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		8,600	8,788,056
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		4,000	4,271,037
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		14,400	14,969,283
Sr. Unsec’d. Notes, GMTN	3.250	05/02/24		43,000	45,733,163
Kingdom of Belgium Government International Bond (Belgium),
Notes, 144A	8.875	12/01/24		6,830	8,735,451
Unsec’d. Notes, EMTN	5.700	05/28/32	GBP	3,400	6,673,768
Korea International Bond (South Korea),
Sr. Unsec’d. Notes	2.125	06/10/24	EUR	25,900	33,460,544
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes	2.750	03/20/22		100,000	102,095,314
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes	5.250	06/16/21		28,119	28,260,819
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes	6.625	02/01/22		195,634	204,909,045
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.750	03/16/25		3,700	4,035,063
Sr. Unsec’d. Notes	9.375	01/16/23		10,800	12,312,210
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	36,700	52,413,722
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	9.500	02/02/30		3,500	5,497,931
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		458,846	524,286,910
Province of Alberta (Canada),
Sr. Unsec’d. Notes	2.200	07/26/22		6,355	6,507,022
Sr. Unsec’d. Notes	3.300	03/15/28		39,270	43,538,512
Sr. Unsec’d. Notes, EMTN	1.000	11/15/21	GBP	1,700	2,357,199
Province of British Columbia (Canada), Bonds	7.250	09/01/36		16,530	25,944,887

See Notes to Financial Statements.

PGIM Total Return Bond Fund    107

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Province of British Columbia (Canada), (cont’d.)
Sr. Unsec’d. Notes, Series B(a)	6.500%	01/15/26		24,696	$30,749,977
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	06/22/26		2,700	2,836,963
Sr. Unsec’d. Notes, Series GX	2.600	04/16/24		1,790	1,898,826
Province of Nova Scotia (Canada),
Debentures	8.250	07/30/22		6,400	7,003,520
Debentures	8.750	04/01/22		1,990	2,128,382
Province of Ontario (Canada),
Sr. Unsec’d. Notes(a)	3.400	10/17/23		8,565	9,193,103
Province of Quebec (Canada),
Debentures, Series NN	7.125	02/09/24		4,390	5,171,234
Sr. Unsec’d. Notes, Series NJ	7.500	07/15/23		705	812,023
Sr. Unsec’d. Notes, Series PD	7.500	09/15/29		5,020	7,170,741
Unsec’d. Notes, MTN	7.295	07/22/26		474	614,085
Unsec’d. Notes, MTN	7.365	03/06/26		82	105,367
Unsec’d. Notes, MTN	7.380	04/09/26		100	129,120
Unsec’d. Notes, Series A, MTN	6.350	01/30/26		3,683	4,522,866
Unsec’d. Notes, Series A, MTN	7.140	02/27/26		6,050	7,633,748
Unsec’d. Notes, Series A, MTN	7.485	03/02/26		11,700	15,188,876
Province of Saskatchewan (Canada),
Debentures	8.500	07/15/22		6,055	6,626,990
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes	4.500	01/20/22		10,000	10,300,143
Sr. Unsec’d. Notes	6.400	01/20/40		1,950	2,809,041
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		13,010	16,023,075
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		10,705	13,615,225
Repubic of Italy Government International Bond Coupon Strips (Italy),
Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	14,400	15,681,886
Sr. Unsec’d. Notes	3.487(s)	03/27/23		4,000	3,951,983
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes	0.000(cc)	06/22/22	EUR	2,231	2,676,080
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.875	10/17/29		119,300	121,492,407
Sr. Unsec’d. Notes(a)	6.875	09/27/23		109,167	124,720,956
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	14,084	17,357,351
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	93,065	165,680,194
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		73,614	90,158,648
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes	3.000	03/17/23		9,029	9,466,222

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	3.750%	07/24/26	EUR	600	$785,701
Sr. Unsec’d. Notes, EMTN	3.800	09/07/21	JPY	1,000,000	9,283,192
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	5.125	06/15/48		5,000	5,824,869
Sr. Unsec’d. Notes, 144A, MTN(a)	2.375	04/19/27	EUR	6,600	8,613,464
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	26,965	37,605,659
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	7,339	10,921,032
Sr. Unsec’d. Notes, 144A, MTN	4.875	01/22/24		2,044	2,269,257
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	21,800	30,402,498
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	21,690	30,547,345
Sr. Unsec’d. Notes, EMTN	4.375	08/22/23		43,320	46,966,037
Sr. Unsec’d. Notes, EMTN	4.625	04/03/49	EUR	900	1,339,274
Sr. Unsec’d. Notes, EMTN	6.750	02/07/22		106,090	111,220,795
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		18,785	20,692,804
Sr. Unsec’d. Notes, EMTN	2.375	10/26/21		1,000	1,009,075
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	7,611	9,072,134
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	6,272	8,295,246
Sr. Unsec’d. Notes	7.250	09/28/21		63,717	65,351,895
Sr. Unsec’d. Notes, 144A(a)	1.650	03/03/33	EUR	30,245	35,043,927
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		69,700	64,218,034
Sr. Unsec’d. Notes, 144A	7.250	09/28/21		746	765,141
Slovakia Government International Bond (Slovakia),
Sr. Unsec’d. Notes	4.375	05/21/22		34,624	36,023,750
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes	5.250	02/18/24		261,849	295,720,273
Sr. Unsec’d. Notes(a)	5.500	10/26/22		1,600	1,720,241
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes, EMTN	1.375	12/15/23	GBP	4,000	5,669,663
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	2.000	05/17/21		15,530	15,539,382
Sr. Unsec’d. Notes	2.500	06/08/22		2,000	2,045,837
Sr. Unsec’d. Notes, 144A	2.000	05/17/21		13,300	13,308,035
Sr. Unsec’d. Notes, 144A	2.500	06/08/22		3,600	3,682,506
Sr. Unsec’d. Notes, 144A	2.625	05/29/24		11,100	11,756,903
Sr. Unsec’d. Notes, 144A	3.250	06/01/23		6,200	6,552,777
Transport for London (United Kingdom),
Sr. Unsec’d. Notes, EMTN	2.250	08/09/22	GBP	1,000	1,411,929
Sr. Unsec’d. Notes, EMTN	5.000	03/31/35	GBP	89,400	159,836,944

See Notes to Financial Statements.

PGIM Total Return Bond Fund    109

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750%	09/01/21		14,785	$14,933,009
Sr. Unsec’d. Notes	7.750	09/01/23		4,000	4,255,314
Sr. Unsec’d. Notes	8.994	02/01/24		4,635	5,095,949
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	58,755	64,758,896
Sr. Unsec’d. Notes, 144A	7.375	09/25/32		3,000	3,034,290
Sr. Unsec’d. Notes, 144A	7.750	09/01/21		420	424,205
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		43,190	45,134,740
Sr. Unsec’d. Notes, 144A	7.750	09/01/23		10,000	10,638,285
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		10,360	11,390,298
Sr. Unsec’d. Notes, 144A	9.750	11/01/28		23,600	27,360,124
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55		9,466	11,688,906
Wakala Global Sukuk Bhd (Malaysia),
Sr. Unsec’d. Notes	4.646	07/06/21		3,260	3,282,925

TOTAL SOVEREIGN BONDS (cost $4,818,065,289)					5,230,619,495

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.2%
Fannie Mae Interest Strips	1.747(s)	01/15/29		1,459	1,243,859
Fannie Mae Interest Strips	1.758(s)	08/06/38		621	376,213
Fannie Mae Interest Strips	2.412(s)	05/15/27		4,068	3,703,159
Fannie Mae Interest Strips	2.967(s)	05/15/30		1,613	1,300,096
Fannie Mae Interest Strips	3.010(s)	11/15/29		237	197,522
Fannie Mae Interest Strips	3.017(s)	07/15/30		1,355	1,086,357
Fannie Mae Interest Strips	3.045(s)	11/15/30		170	138,808
Fannie Mae Interest Strips	3.052(s)	07/15/29		4,091	3,526,110
Fannie Mae Principal Strips	1.823(s)	01/15/30		9,967	8,494,654
Fannie Mae Principal Strips	3.522(s)	07/15/37		6,895	4,382,335
Fannie Mae Principal Strips, MTN	3.334(s)	05/15/30		4,946	4,185,898
Fannie Mae Principal Strips, Sr. Unsec’d. Notes, MTN	2.853(s)	03/23/28		755	679,979
Federal Farm Credit Bank	3.000	01/14/30		541	593,994
Federal Home Loan Bank	3.200	11/29/32		22,500	23,563,232
Federal Home Loan Bank	3.250	11/16/28		26,500	30,027,429
Federal Home Loan Mortgage Corp.	2.500	11/01/49		7,197	7,543,928
Federal Home Loan Mortgage Corp.	3.500	02/01/47		1,577	1,697,262
Federal Home Loan Mortgage Corp.	4.500	09/01/39		535	600,740
Federal Home Loan Mortgage Corp.	5.000	01/01/39		55	63,870
Federal Home Loan Mortgage Corp.	5.000	07/01/40		28	31,323
Federal Home Loan Mortgage Corp.	5.500	06/01/31		1	1,440
Federal Home Loan Mortgage Corp.	5.500	10/01/33		276	322,822
Federal Home Loan Mortgage Corp.	5.500	07/01/34		3	3,931
Federal Home Loan Mortgage Corp.	6.000	10/01/32		9	10,708

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	6.000%	12/01/32		7	$8,922
Federal Home Loan Mortgage Corp.	6.000	02/01/33		8	8,939
Federal Home Loan Mortgage Corp.	6.000	11/01/33		65	74,749
Federal Home Loan Mortgage Corp.	6.000	01/01/34		37	43,458
Federal Home Loan Mortgage Corp.	6.000	12/01/36		1	1,666
Federal Home Loan Mortgage Corp.(k)	6.250	07/15/32		49,948	72,373,744
Federal Home Loan Mortgage Corp.	6.500	07/01/32		1	1,155
Federal Home Loan Mortgage Corp.	6.500	07/01/32		2	2,014
Federal Home Loan Mortgage Corp.	6.500	08/01/32		2	1,981
Federal Home Loan Mortgage Corp.	6.500	08/01/32		2	2,766
Federal Home Loan Mortgage Corp.	6.500	08/01/32		3	3,638
Federal Home Loan Mortgage Corp.	6.500	08/01/32		4	4,334
Federal Home Loan Mortgage Corp.	6.500	09/01/32		18	20,324
Federal Home Loan Mortgage Corp.	6.500	11/01/33		24	26,787
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31		52,373	76,212,307
Federal Home Loan Mortgage Corp.	7.000	09/01/32		27	28,501
Federal Home Loan Mortgage Corp.	8.500	08/01/24		1	1,096
Federal Home Loan Mortgage Corp.	8.500	11/01/24		—(r)	488
Federal Home Loan Mortgage Corp., MTN	(4.477)(s)	12/14/29		18,500	15,762,356
Federal Home Loan Mortgage Corp., MTN	(3.936)(s)	12/17/29		1,485	1,252,191
Federal Home Loan Mortgage Corp., MTN	(2.295)(s)	11/15/38		10,000	6,315,196
Federal Judiciary Office Building Trust	2.094(s)	02/15/24		325	318,237
Federal Judiciary Office Building Trust, Notes	2.135(s)	08/15/22		5	4,969
Federal National Mortgage Assoc.(k)	(4.021)(s)	03/17/31		794	623,999
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap 10.400%, Floor 1.400%)	1.660(c)	09/01/40		13	12,917
Federal National Mortgage Assoc.(k)	1.875	09/24/26		37,260	39,098,908
Federal National Mortgage Assoc.(k)	2.125	04/24/26		13,022	13,823,762
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco+ 1.250% (Cap 11.584%, Floor 2.946%)	2.985(c)	05/01/36		7	7,452
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco+ 1.251% (Cap 12.933%, Floor 3.081%)	3.260(c)	05/01/36		3	3,075
Federal National Mortgage Assoc.	4.000	12/01/40		144	160,861
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco+ 1.250% (Cap 12.735%, Floor 4.485%)	4.485(c)	01/01/28		2	1,557
Federal National Mortgage Assoc.	4.500	01/01/25		31	32,390
Federal National Mortgage Assoc.	4.500	02/01/33		6	6,683
Federal National Mortgage Assoc.	4.500	08/01/33		3	3,425
Federal National Mortgage Assoc.	4.500	08/01/40		6,507	7,320,395
Federal National Mortgage Assoc.	5.000	03/01/34		498	572,922
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	11,098	19,946,974

See Notes to Financial Statements.

PGIM Total Return Bond Fund    111

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.500%	07/01/33	16	$17,582
Federal National Mortgage Assoc.	5.500	08/01/33	—(r)	406
Federal National Mortgage Assoc.	5.500	10/01/33	48	55,240
Federal National Mortgage Assoc.	5.500	11/01/33	7	7,722
Federal National Mortgage Assoc.	5.500	01/01/34	3	3,436
Federal National Mortgage Assoc.	5.500	04/01/34	4	4,208
Federal National Mortgage Assoc.	5.500	04/01/34	17	19,232
Federal National Mortgage Assoc.	5.500	04/01/34	69	79,343
Federal National Mortgage Assoc.	5.500	05/01/34	4	5,066
Federal National Mortgage Assoc.	5.500	05/01/34	20	23,059
Federal National Mortgage Assoc.	5.500	05/01/34	67	76,157
Federal National Mortgage Assoc.	5.500	03/01/35	874	1,010,279
Federal National Mortgage Assoc.	6.000	09/01/32	—(r)	113
Federal National Mortgage Assoc.	6.000	11/01/32	3	3,322
Federal National Mortgage Assoc.	6.000	03/01/33	2	1,992
Federal National Mortgage Assoc.	6.000	10/01/33	2	2,753
Federal National Mortgage Assoc.	6.000	11/01/33	150	171,979
Federal National Mortgage Assoc.	6.000	02/01/34	112	128,777
Federal National Mortgage Assoc.	6.000	11/01/34	19	22,433
Federal National Mortgage Assoc.	6.000	11/01/34	36	42,196
Federal National Mortgage Assoc.	6.000	01/01/35	38	42,651
Federal National Mortgage Assoc.	6.000	04/01/36	1	1,457
Federal National Mortgage Assoc.	6.000	04/01/36	4	4,955
Federal National Mortgage Assoc.	6.000	04/01/36	9	10,438
Federal National Mortgage Assoc.	6.000	06/01/37	15	17,180
Federal National Mortgage Assoc.	6.250	05/15/29	23,685	32,142,141
Federal National Mortgage Assoc.	6.500	09/01/21	—(r)	191
Federal National Mortgage Assoc.	6.500	07/01/32	9	10,087
Federal National Mortgage Assoc.	6.500	08/01/32	9	9,694
Federal National Mortgage Assoc.	6.500	09/01/32	1	1,099
Federal National Mortgage Assoc.	6.500	09/01/32	26	30,145
Federal National Mortgage Assoc.	6.500	09/01/32	33	38,090
Federal National Mortgage Assoc.	6.500	09/01/32	49	57,614
Federal National Mortgage Assoc.	6.500	10/01/32	19	21,999
Federal National Mortgage Assoc.	6.500	04/01/33	36	41,710
Federal National Mortgage Assoc.(k)	6.625	11/15/30	56,974	81,607,334
Federal National Mortgage Assoc.	7.000	05/01/32	17	17,834
Federal National Mortgage Assoc.	7.000	06/01/32	8	8,779
Federal National Mortgage Assoc.(k)	7.125	01/15/30	7,255	10,496,107
Freddie Mac Coupon Strips	1.314(s)	03/15/28	2,843	2,535,275
Freddie Mac Coupon Strips	1.346(s)	01/15/31	1,000	833,824
Freddie Mac Coupon Strips	1.357(s)	09/15/28	4,955	4,355,202
Freddie Mac Coupon Strips	1.386(s)	07/15/31	1,700	1,399,199
Freddie Mac Coupon Strips	1.388(s)	01/15/30	22	18,798
Freddie Mac Coupon Strips	1.440(s)	03/15/31	15,704	12,981,651

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Freddie Mac Coupon Strips	1.747%(s)	01/15/29	3,000	$2,664,976
Freddie Mac Coupon Strips	1.874(s)	01/15/32	6,687	5,274,708
Freddie Mac Coupon Strips	1.977(s)	07/15/32	9,085	7,233,108
Freddie Mac Coupon Strips	2.731(s)	07/15/32	1,881	1,470,429
Government National Mortgage Assoc.	3.000	01/15/45	110	116,584
Government National Mortgage Assoc.	3.000	03/15/45	21	22,134
Government National Mortgage Assoc.	3.000	03/15/45	168	176,508
Government National Mortgage Assoc.	3.500	10/15/40	177	190,523
Government National Mortgage Assoc.	3.500	12/20/47	8,590	9,175,885
Government National Mortgage Assoc.	4.000	11/20/48	810	864,806
Government National Mortgage Assoc.	4.500	02/20/41	1,531	1,740,592
Government National Mortgage Assoc.	5.000	08/20/39	474	544,950
Government National Mortgage Assoc.	6.000	01/15/33	20	22,374
Government National Mortgage Assoc.	6.000	03/15/33	4	4,691
Government National Mortgage Assoc.	6.000	05/15/33	5	6,003
Government National Mortgage Assoc.	6.000	06/15/33	5	5,270
Government National Mortgage Assoc.	6.000	12/15/33	15	16,336
Government National Mortgage Assoc.	6.500	09/15/32	32	36,218
Government National Mortgage Assoc.	6.500	09/15/32	61	68,665
Government National Mortgage Assoc.	6.500	11/15/33	35	39,043
Government National Mortgage Assoc.	6.500	11/15/33	55	61,894
Government National Mortgage Assoc.	6.500	07/15/38	1	1,153
Government National Mortgage Assoc.	8.000	08/20/31	—(r)	180
Government National Mortgage Assoc.	8.500	06/15/30	—(r)	183
Government National Mortgage Assoc.	8.500	08/20/30	2	1,823
Indonesia Government AID Bond, U.S. Gov’t. Gtd. Notes	6.650	07/15/29	14,613	17,674,448
Israel Government, AID Bond, U.S. Gov’t. Gtd. Notes	5.500	09/18/33	21,469	29,789,831
New Valley Generation IV, Pass-Through Certificates	4.687	01/15/22	63	63,686
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	0.000(s)	07/17/21	26,664	28,900,978
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	0.000(s)	07/17/23	7,400	8,591,693
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	0.000(s)	01/24/25	16,600	17,807,630
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	2.090	05/15/28	2,117	2,185,639
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	3.000	10/05/34	6,535	7,114,815
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	3.190	10/05/34	2,801	3,091,530
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	3.490	12/20/29	148	162,341
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	3.820	12/20/32	100	113,342

See Notes to Financial Statements.

PGIM Total Return Bond Fund    113

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Resolution Funding Corp., Unsec’d. Notes	8.625%	01/15/30		429	$664,330
Resolution Funding Corp. Interest Strips, Bonds	2.449(s)	01/15/30		1,519	1,273,097
Resolution Funding Corp. Interest Strips, Bonds	2.457(s)	04/15/28		16,580	14,715,758
Resolution Funding Corp. Interest Strips, Bonds	2.939(s)	01/15/28		3,300	2,951,477
Resolution Funding Corp. Interest Strips, Bonds	3.463(s)	04/15/30		20,677	17,429,401
Resolution Funding Corp. Principal Strips, Bonds	1.394(s)	01/15/30		3,889	3,320,738
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875	02/01/27		4,560	4,989,373
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.350	06/07/21	GBP	2,000	2,774,861
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.980	04/01/36		790	1,155,164
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750	11/01/25		2,459	3,096,403
Tennessee Valley Authority Generic Strips, Bonds	0.983(s)	01/15/26		322	300,874
Tennessee Valley Authority Generic Strips, Bonds	1.886(s)	09/15/39		575	341,231
Tennessee Valley Authority Generic Strips, Bonds	2.339(s)	09/15/27		1,878	1,668,462
Tennessee Valley Authority Generic Strips, Bonds	2.698(s)	06/15/29		1,400	1,174,098
Tennessee Valley Authority Principal Strips, Bonds	2.950(s)	05/01/30		15,733	12,883,112
Tennessee Valley Authority Principal Strips, Bonds	3.874(s)	06/15/35		1,300	881,502
Tennessee Valley Authority Principal Strips, Unsec’d. Notes	2.937(s)	09/15/24		1,999	1,936,887
United States International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.370	10/05/34		6,645	7,425,692

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $688,037,005)					720,436,985

U.S. TREASURY OBLIGATIONS 7.4%
U.S. Treasury Bonds	1.375	11/15/40		723,305	630,405,514
U.S. Treasury Bonds	1.625	11/15/50		94,425	80,821,898
U.S. Treasury Bonds	1.875	02/15/41		285	271,240
U.S. Treasury Bonds	2.000	02/15/50		25,705	24,122,536
U.S. Treasury Bonds	2.500	02/15/45		20,920	21,841,788
U.S. Treasury Bonds	2.500	02/15/46		252,405	263,171,651
U.S. Treasury Bonds(k)	2.750	11/15/47		18,280	19,993,750
U.S. Treasury Bonds(k)	2.875	05/15/43		211,990	236,600,714
U.S. Treasury Bonds(k)	2.875	08/15/45		5,405	6,029,109
U.S. Treasury Bonds	3.000	11/15/44		55,280	62,924,188
U.S. Treasury Bonds	3.000	05/15/45		600	683,250
U.S. Treasury Bonds	3.000	02/15/47		3,705	4,234,699
U.S. Treasury Bonds	3.000	05/15/47		26,180	29,939,284
U.S. Treasury Bonds(k)	3.125	02/15/43		5,930	6,883,433
U.S. Treasury Bonds(h)	3.375	05/15/44		843,235	1,018,469,773
U.S. Treasury Bonds	3.375	11/15/48		131,435	161,377,536
U.S. Treasury Bonds(k)	3.625	08/15/43		79,035	98,941,941
U.S. Treasury Bonds(k)	3.750	11/15/43		18,670	23,807,167
U.S. Treasury Notes	0.125	01/31/23		6,095	6,092,857
U.S. Treasury Notes	0.125	02/28/23		4,805	4,802,560

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	0.125%	05/15/23	7,350	$7,341,961
U.S. Treasury Notes	0.125	07/15/23	1,055	1,053,269
U.S. Treasury Notes	0.125	01/15/24	7,995	7,961,896
U.S. Treasury Notes(a)	0.250	03/15/24	66,977	66,867,116
U.S. Treasury Notes	0.250	09/30/25	36,970	36,227,712
U.S. Treasury Notes	0.250	10/31/25	49,270	48,211,465
U.S. Treasury Notes	0.375	11/30/25	4,935	4,850,180
U.S. Treasury Notes	0.375	09/30/27	10,365	9,836,223
U.S. Treasury Notes	0.500	05/31/27	6,750	6,501,621
U.S. Treasury Notes	0.625	11/30/27	6,790	6,527,948
U.S. Treasury Notes(a)	0.750	03/31/26	107,485	107,065,137
U.S. Treasury Notes	1.125	02/28/22	26,805	27,040,591
U.S. Treasury Notes(a)	1.125	02/15/31	63,665	60,790,127
U.S. Treasury Notes	1.250	03/31/28	36,950	36,840,305
U.S. Treasury Notes	1.250	04/30/28	2,810	2,799,023
U.S. Treasury Notes	1.750	12/31/24	9,885	10,327,508
U.S. Treasury Notes	2.000	02/15/25	5,165	5,448,672
U.S. Treasury Notes	2.000	08/15/25	20,695	21,863,944
U.S. Treasury Notes	2.125	07/31/24	2,440	2,575,725
U.S. Treasury Notes(k)	2.125	05/15/25	114,820	121,780,962
U.S. Treasury Notes	2.250	11/15/24	18,100	19,225,594
U.S. Treasury Notes	2.250	11/15/25	17,355	18,530,530
U.S. Treasury Notes	2.250	11/15/27	66,400	70,736,750
U.S. Treasury Notes	2.375	08/15/24	50,680	53,938,566
U.S. Treasury Notes(k)	2.500	05/15/24	69,160	73,671,610
U.S. Treasury Notes	2.625	02/15/29	400	435,813
U.S. Treasury Notes	2.875	05/15/28	46,785	51,748,596
U.S. Treasury Notes	3.125	11/15/28	960	1,080,450
U.S. Treasury Strips Coupon	1.020(s)	05/15/33	10,320	8,118,131
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	13,055	7,892,155
U.S. Treasury Strips Coupon	1.565(s)	11/15/41	35,820	22,083,870
U.S. Treasury Strips Coupon(k)	1.664(s)	11/15/30	23,650	19,982,402
U.S. Treasury Strips Coupon(a)	1.820(s)	08/15/27	50,000	46,136,719
U.S. Treasury Strips Coupon(k)	1.872(s)	05/15/31	13,800	11,466,938
U.S. Treasury Strips Coupon	1.960(s)	02/15/32	40,000	32,581,250
U.S. Treasury Strips Coupon(k)	1.961(s)	11/15/40	20,455	13,012,896
U.S. Treasury Strips Coupon(k)	2.010(s)	11/15/29	20,000	17,338,281
U.S. Treasury Strips Coupon(k)	2.057(s)	11/15/38	69,525	46,736,552
U.S. Treasury Strips Coupon(k)	2.059(s)	02/15/39	220,490	146,892,850
U.S. Treasury Strips Coupon(k)	2.089(s)	11/15/35	19,135	14,022,367
U.S. Treasury Strips Coupon(k)	2.132(s)	11/15/28	17,440	15,553,619
U.S. Treasury Strips Coupon(k)	2.162(s)	05/15/29	42,370	37,254,153
U.S. Treasury Strips Coupon(k)	2.172(s)	05/15/39	206,540	136,574,575
U.S. Treasury Strips Coupon	2.251(s)	08/15/40	27,600	17,671,547
U.S. Treasury Strips Coupon	2.363(s)	11/15/44	17,805	10,104,338

See Notes to Financial Statements.

PGIM Total Return Bond Fund    115

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	2.379%(s)	08/15/44	82,650	$47,217,041
U.S. Treasury Strips Coupon	2.387(s)	05/15/43	39,035	23,183,130
U.S. Treasury Strips Coupon	2.394(s)	11/15/43	124,950	72,841,945
U.S. Treasury Strips Coupon	2.416(s)	05/15/42	3,255	1,987,839
U.S. Treasury Strips Coupon	2.443(s)	05/15/44	51,330	29,600,968
U.S. Treasury Strips Coupon	2.450(s)	02/15/45	21,425	12,111,820
U.S. Treasury Strips Coupon(k)	2.602(s)	11/15/26	30,700	28,896,375
U.S. Treasury Strips Principal	2.274(s)	11/15/44	31,280	18,083,750

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,725,255,347)				4,420,039,693

			Shares

COMMON STOCKS 0.1%

Oil, Gas & Consumable Fuels
Chesapeake Energy Corp.*			1,575,545	71,797,586
Chesapeake Energy Corp. Backstop Commitment*			9,060	401,294
Frontera Energy Corp. (Colombia)*			146,034	686,360

TOTAL COMMON STOCKS (cost $30,496,510)				72,885,240

PREFERRED STOCKS 0.0%

Banks 0.0%

Citigroup Capital XIII, 6.546%, Maturing 10/30/40			22,000	597,080

Capital Markets 0.0%

State Street Corp., 5.350%, Series G, Maturing 03/15/26(a)(oo)			315,000	9,204,300

TOTAL PREFERRED STOCKS (cost $8,425,000)				9,801,380

See Notes to Financial Statements.

Description	Units	Value

WARRANTS* 0.0%

Hotels, Restaurants & Leisure

CEC Brands LLC, expiring 12/31/25 (cost $0)	50,477	$83,287

TOTAL LONG-TERM INVESTMENTS (cost $56,179,884,249)		58,053,524,434

	Shares

SHORT-TERM INVESTMENTS 5.5%

AFFILIATED MUTUAL FUNDS 5.5%
PGIM Core Short-Term Bond Fund(wc)	70,637,386	651,276,698
PGIM Core Ultra Short Bond Fund(wc)	1,234,315,313	1,234,315,313
PGIM Institutional Money Market Fund (cost $1,413,890,290; includes $1,413,753,841 of cash collateral for securities on loan)(b)(wc)	1,416,184,717	1,415,476,624

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,293,148,085)		3,301,068,635

OPTIONS PURCHASED*~ 0.0% (cost $1,702,781)		1,495,025

TOTAL SHORT-TERM INVESTMENTS (cost $3,294,850,866)		3,302,563,660

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.6% (cost $59,474,735,115)		61,356,088,094

OPTIONS WRITTEN*~ (0.0)% (premiums received $4,112,237)		(2,245,849)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.6% (cost $59,470,622,878)		61,353,842,245
Liabilities in excess of other assets(z) (2.6)%		(1,537,038,799)

NET ASSETS 100.0%		$59,816,803,446

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

See Notes to Financial Statements.

PGIM Total Return Bond Fund    117

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

AID—Agency for International Development

BABs—Build America Bonds

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

bps—Basis Points

BROIS—Brazil Overnight Index Swap

BUBOR—Budapest Interbank Offered Rate

CDOR—Canadian Dollar Offered Rate

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CMBS—Collateralized Mortgage-Backed Security

CME—Chicago Mercantile Exchange

CMT—Constant Maturity Treasury

COOIS—Colombia Overnight Interbank Reference Rate

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

FREMF—Freddie Mac Mortgage Trust

GMTN—Global Medium Term Note

IO—Interest Only (Principal amount represents notional)

JIBAR—Johannesburg Interbank Agreed Rate

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MTN—Medium Term Note

OTC—Over-the-counter

See Notes to Financial Statements.

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMICS—Real Estate Mortgage Investment Conduit Security

S—Semiannual payment frequency for swaps

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

Strips—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

USOIS—United States Overnight Index Swap

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $703,645,422 and 1.2% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,384,735,406; cash collateral of $1,413,753,841 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.36.V1, 06/20/26	Call	Bank of America, N.A.	06/16/21	0.40%	1.00%(Q)	CDX.NA.IG .36.V1(Q)	215,020	$5,283

See Notes to Financial Statements.

PGIM Total Return Bond Fund    119

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.36.V1, 06/20/26	Call	Morgan Stanley & Co. International PLC	06/16/21	0.40%	1.00%(Q)	CDX.NA.IG .36.V1(Q)	215,020	$5,283
CDX.NA.IG.36.V1, 06/20/26	Call	Bank of America, N.A.	07/21/21	0.40%	1.00%(Q)	CDX.NA.IG .36.V1(Q)	311,500	29,364
CDX.NA.IG.36.V1, 06/20/26	Call	Goldman Sachs International	07/21/21	0.40%	1.00%(Q)	CDX.NA.IG .36.V1(Q)	286,690	27,025
CDX.NA.IG.36.V1, 06/20/26	Put	Bank of America, N.A.	06/16/21	0.55%	CDX.NA.IG .36.V1(Q)	1.00%(Q)	215,020	234,505

CDX.NA.IG.36.V1, 06/20/26	Put	Morgan Stanley & Co. International PLC	06/16/21	0.58%	CDX.NA.IG .36.V1(Q)	1.00%(Q)	215,020	180,447
CDX.NA.IG.36.V1, 06/20/26	Put	Bank of America, N.A.	07/21/21	0.55%	CDX.NA.IG .36.V1(Q)	1.00%(Q)	311,500	573,200
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	07/21/21	0.58%	CDX.NA.IG .36.V1(Q)	1.00%(Q)	286,690	439,918

Total Options Purchased (cost $1,702,781)								$1,495,025

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Azerbaijan Contingent CAP	Call	Deutsche Bank AG	12/22/32	6.86%	—	448,300	$(494,764)

(premiums received $2,465,650)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.36.V1, 06/20/26	Call	Bank of America, N.A.	06/16/21	0.50%	CDX.NA.IG .36.V1(Q)	1.00%(Q)	215,020	$(226,064)
CDX.NA.IG.36.V1, 06/20/26	Call	Morgan Stanley & Co. International PLC	06/16/21	0.50%	CDX.NA.IG .36.V1(Q)	1.00%(Q)	215,020	(226,064)
CDX.NA.IG.36.V1, 06/20/26	Call	Bank of America, N.A.	07/21/21	0.50%	CDX.NA.IG .36.V1(Q)	1.00%(Q)	311,500	(411,577)
CDX.NA.IG.36.V1, 06/20/26	Call	Goldman Sachs International	07/21/21	0.50%	CDX.NA.IG .36.V1(Q)	1.00%(Q)	286,690	(378,796)
CDX.NA.IG.36.V1, 06/20/26	Put	Bank of America, N.A.	06/16/21	0.70%	1.00%(Q)	CDX.NA.IG .36.V1(Q)	215,020	(77,986)

See Notes to Financial Statements.

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.36.V1, 06/20/26	Put	Morgan Stanley & Co. International PLC	06/16/21	0.80%	1.00%(Q)	CDX.NA.IG .36.V1(Q)	215,020	$(57,188)
CDX.NA.IG.36.V1, 06/20/26	Put	Bank of America, N.A.	07/21/21	0.75%	1.00%(Q)	CDX.NA.IG .36.V1(Q)	311,500	(194,449)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	07/21/21	0.75%	1.00%(Q)	CDX.NA.IG .36.V1(Q)	286,690	(178,961)

Total OTC Swaptions (premiums received $1,646,587)								$(1,751,085)

Total Options Written (premiums received $4,112,237)								$(2,245,849)

Futures contracts outstanding at April 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
104,169	5 Year U.S. Treasury Notes	Jun. 2021	$12,910,445,438	$(35,851,067)
6,909	10 Year U.S. Ultra Treasury Notes	Jun. 2021	1,005,583,394	(22,166,651)
21,198	20 Year U.S. Treasury Bonds	Jun. 2021	3,333,385,500	(34,606,336)
10,349	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	1,923,943,781	5,212,985

				(87,411,069)

Short Positions:
100	30 Day Federal Funds	Jan. 2022	39,960,000	43,846
299	30 Day Federal Funds	Feb. 2022	119,480,400	155,020
580	30 Day Federal Funds	Mar. 2022	231,756,400	308,107
305	30 Day Federal Funds	Apr. 2022	121,865,800	174,650
1	30 Day Federal Funds	May 2022	399,540	619
526	3 Month CME SOFR	Jun. 2022	131,401,375	111,137
96,518	2 Year U.S. Treasury Notes	Jun. 2021	21,307,102,499	14,732,107
11,610	5 Year Euro-Bobl	Jun. 2021	1,880,577,845	2,459,234
8,010	10 Year Euro-Bund	Jun. 2021	1,637,103,825	14,505,424
3,091	10 Year U.S. Treasury Notes	Jun. 2021	408,108,594	529,828
8,788	Euro Schatz Index	Jun. 2021	1,184,167,006	201,823

				33,221,795

				$(54,189,274)

See Notes to Financial Statements.

PGIM Total Return Bond Fund    121

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/20/21	Barclays Bank PLC	AUD	88,381	$68,478,169	$68,108,436	$—	$(369,733)
Expiring 07/20/21	Goldman Sachs International	AUD	23,375	18,223,000	18,013,132	—	(209,868)
Expiring 07/20/21	JPMorgan Chase Bank, N.A.	AUD	23,525	18,185,766	18,128,873	—	(56,893)
Expiring 07/20/21	Morgan Stanley & Co. International PLC	AUD	23,355	18,223,000	17,997,572	—	(225,428)
Brazilian Real,
Expiring 05/04/21	Barclays Bank PLC	BRL	43,981	7,816,000	8,093,612	277,612	—
Expiring 05/04/21	Citibank, N.A.	BRL	89,423	15,913,000	16,456,242	543,242	—
Expiring 05/04/21	Credit Suisse International	BRL	52,154	9,452,000	9,597,689	145,689	—
Expiring 05/04/21	Goldman Sachs International	BRL	238,421	41,887,000	43,875,804	1,988,804	—
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	476,785	88,518,958	87,741,234	—	(777,724)
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	55,315	9,685,000	10,179,422	494,422	—
Expiring 05/04/21	Morgan Stanley & Co. International PLC	BRL	46,852	8,500,000	8,622,021	122,021	—
Expiring 07/02/21	Deutsche Bank AG	BRL	659,447	119,140,296	120,718,448	1,578,152	—
Expiring 07/02/21	Morgan Stanley & Co. International PLC	BRL	12,894	2,325,000	2,360,330	35,330	—
Chilean Peso,
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CLP	12,950,250	18,202,000	18,215,962	13,962	—
Chinese Renminbi,
Expiring 05/14/21	Citibank, N.A.	CNH	337,388	48,350,184	52,066,856	3,716,672	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/18/21	Goldman Sachs International	CNH	105,710	$16,177,000	$16,309,132	$132,132	$—
Expiring 05/18/21	Goldman Sachs International	CNH	91,644	14,029,000	14,139,042	110,042	—
Expiring 05/18/21	HSBC Bank PLC	CNH	236,565	36,590,000	36,497,655	—	(92,345)
Expiring 05/18/21	HSBC Bank PLC	CNH	128,170	19,670,000	19,774,217	104,217	—
Expiring 05/18/21	HSBC Bank PLC	CNH	121,088	18,532,000	18,681,652	149,652	—
Expiring 05/18/21	HSBC Bank PLC	CNH	90,679	13,882,000	13,990,033	108,033	—
Expiring 05/18/21	JPMorgan Chase Bank, N.A.	CNH	408,658	62,787,454	63,048,436	260,982	—
Expiring 05/18/21	JPMorgan Chase Bank, N.A.	CNH	83,221	12,879,000	12,839,412	—	(39,588)
Expiring 05/18/21	Morgan Stanley & Co. International PLC	CNH	203,939	31,354,000	31,464,009	110,009	—
Expiring 05/18/21	UBS AG	CNH	75,910	11,675,000	11,711,460	36,460	—
Expiring 05/18/21	UBS AG	CNH	62,931	9,637,000	9,709,024	72,024	—
Colombian Peso,
Expiring 06/16/21	BNP Paribas S.A.	COP	108,109,821	29,689,000	28,736,285	—	(952,715)
Expiring 06/16/21	BNP Paribas S.A.	COP	66,640,325	18,170,999	17,713,426	—	(457,573)
Expiring 06/16/21	Goldman Sachs International	COP	131,678,536	36,318,000	35,001,001	—	(1,316,999)
Expiring 06/16/21	Goldman Sachs International	COP	128,389,722	34,926,000	34,126,813	—	(799,187)
Expiring 06/16/21	Goldman Sachs International	COP	51,847,620	13,863,000	13,781,430	—	(81,570)
Expiring 06/16/21	Goldman Sachs International	COP	51,564,057	14,433,000	13,706,058	—	(726,942)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	COP	66,243,549	18,179,000	17,607,961	—	(571,039)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	COP	35,493,011	9,756,000	9,434,270	—	(321,730)

See Notes to Financial Statements.

PGIM Total Return Bond Fund    123

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	CZK	758,364	$34,953,711	$35,257,719	$304,008	$—
Expiring 07/19/21	Morgan Stanley & Co. International PLC	CZK	728,625	33,322,647	33,875,064	552,417	—
Euro,
Expiring 07/19/21	Citibank, N.A.	EUR	52,465	63,521,934	63,181,574	—	(340,360)
Expiring 07/19/21	Citibank, N.A.	EUR	30,280	36,237,000	36,464,132	227,132	—
Expiring 07/19/21	Citibank, N.A.	EUR	7,550	9,143,290	9,091,494	—	(51,796)
Expiring 07/19/21	Citibank, N.A.	EUR	7,550	9,143,172	9,091,495	—	(51,677)
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	EUR	14,993	18,223,000	18,055,099	—	(167,901)
Expiring 07/19/21	The Toronto-Dominion Bank	EUR	15,142	18,159,000	18,234,849	75,849	—
Hungarian Forint,
Expiring 07/19/21	Barclays Bank PLC	HUF	2,534,153	8,432,000	8,453,044	21,044	—
Expiring 07/19/21	Barclays Bank PLC	HUF	2,396,991	8,044,000	7,995,521	—	(48,479)
Indian Rupee,
Expiring 06/16/21	HSBC Bank PLC	INR	1,465,906	19,418,000	19,620,410	202,410	—
Expiring 06/16/21	HSBC Bank PLC	INR	1,388,695	18,390,000	18,586,987	196,987	—
Expiring 06/16/21	HSBC Bank PLC	INR	1,377,453	18,171,000	18,436,512	265,512	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	13,640,823	183,482,008	182,575,567	—	(906,441)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	11,005,365	148,300,303	147,301,290	—	(999,013)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	3,862,513	52,440,887	51,697,791	—	(743,096)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	1,476,257	19,444,000	19,758,952	314,952	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	900,288	11,926,000	12,049,900	123,900	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/16/21	Morgan Stanley & Co. International PLC	INR	10,209,470	$138,231,626	$136,648,628	$—	$(1,582,998)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	INR	1,392,432	18,390,000	18,637,002	247,002	—
Indonesian Rupiah,
Expiring 06/16/21	Goldman Sachs International	IDR	173,877,372	11,898,000	11,948,692	50,692	—
Expiring 06/16/21	Goldman Sachs International	IDR	116,416,520	7,898,000	8,000,036	102,036	—
Expiring 06/16/21	HSBC Bank PLC	IDR	169,675,119	11,709,000	11,659,918	—	(49,082)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	2,121,493,878	145,297,848	145,787,100	489,252	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	266,083,971	18,189,000	18,285,045	96,045	—
Expiring 06/16/21	UBS AG	IDR	171,607,500	11,835,000	11,792,709	—	(42,291)
Israeli Shekel,
Expiring 06/16/21	Barclays Bank PLC	ILS	254,622	76,839,656	78,425,961	1,586,305	—
Expiring 06/16/21	Citibank, N.A.	ILS	254,622	77,072,375	78,425,960	1,353,585	—
Expiring 06/16/21	Citibank, N.A.	ILS	59,634	18,171,000	18,368,009	197,009	—
Expiring 06/16/21	Citibank, N.A.	ILS	59,226	18,184,000	18,242,249	58,249	—
Expiring 06/16/21	Citibank, N.A.	ILS	40,528	12,347,000	12,482,957	135,957	—
Expiring 06/16/21	Citibank, N.A.	ILS	37,477	11,573,000	11,543,271	—	(29,729)
Expiring 06/16/21	Citibank, N.A.	ILS	25,104	7,641,000	7,732,316	91,316	—
Mexican Peso,
Expiring 06/16/21	Goldman Sachs International	MXN	366,075	18,223,000	17,975,790	—	(247,210)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	378,718	18,175,000	18,596,614	421,614	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	311,698	14,519,000	15,305,693	786,693	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	299,745	14,381,000	14,718,748	337,748	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund    125

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	294,443	$14,097,000	$14,458,404	$361,404	$—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	MXN	1,887,308	90,317,349	92,674,704	2,357,355	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	MXN	1,887,308	90,101,354	92,674,705	2,573,351	—
New Taiwanese Dollar,
Expiring 06/16/21	Goldman Sachs International	TWD	4,981,667	181,303,163	179,126,207	—	(2,176,956)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	TWD	324,728	11,629,000	11,676,278	47,278	—
New Zealand Dollar,
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	NZD	25,174	18,223,000	18,008,988	—	(214,012)
Expiring 07/20/21	Morgan Stanley & Co. International PLC	NZD	24,710	17,577,475	17,677,268	99,793	—
Peruvian Nuevo Sol,
Expiring 06/16/21	BNP Paribas S.A.	PEN	79,886	22,173,000	21,119,036	—	(1,053,964)
Expiring 06/16/21	Citibank, N.A.	PEN	31,520	8,259,000	8,332,682	73,682	—
Expiring 06/16/21	Goldman Sachs International	PEN	51,346	13,872,000	13,574,022	—	(297,978)
Expiring 06/16/21	Goldman Sachs International	PEN	43,190	12,031,000	11,417,934	—	(613,066)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PEN	47,029	12,719,000	12,432,676	—	(286,324)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	PEN	82,870	22,437,000	21,907,886	—	(529,114)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 06/16/21	Morgan Stanley & Co. International PLC	PEN	53,655	$14,535,000	$14,184,471	$—	$(350,529)
Philippine Peso,
Expiring 06/16/21	Citibank, N.A.	PHP	1,659,713	33,871,000	34,142,977	271,977	—
Expiring 06/16/21	Citibank, N.A.	PHP	664,881	13,569,000	13,677,677	108,677	—
Expiring 06/16/21	Citibank, N.A.	PHP	607,840	12,396,000	12,504,258	108,258	—
Expiring 06/16/21	Citibank, N.A.	PHP	567,562	11,590,000	11,675,674	85,674	—
Expiring 06/16/21	Goldman Sachs International	PHP	592,151	12,102,000	12,181,500	79,500	—
Expiring 06/16/21	Goldman Sachs International	PHP	545,319	11,154,000	11,218,095	64,095	—
Expiring 06/16/21	HSBC Bank PLC	PHP	1,384,819	28,272,000	28,487,968	215,968	—
Expiring 06/16/21	HSBC Bank PLC	PHP	1,365,459	27,885,000	28,089,694	204,694	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PHP	1,382,338	28,079,000	28,436,919	357,919	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PHP	1,145,873	23,301,000	23,572,466	271,466	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PHP	748,066	15,439,000	15,388,924	—	(50,076)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PHP	703,779	14,404,000	14,477,881	73,881	—
Expiring 06/16/21	Standard Chartered	PHP	671,418	13,708,000	13,812,150	104,150	—
Polish Zloty,
Expiring 07/19/21	Barclays Bank PLC	PLN	31,465	8,294,000	8,300,832	6,832	—
Expiring 07/19/21	Barclays Bank PLC	PLN	30,260	8,025,000	7,983,045	—	(41,955)
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	PLN	29,830	7,898,000	7,869,523	—	(28,477)
Expiring 07/19/21	UBS AG	PLN	30,027	7,925,000	7,921,493	—	(3,507)
Russian Ruble,
Expiring 06/16/21	Barclays Bank PLC	RUB	5,512,381	74,002,124	72,851,174	—	(1,150,950)

See Notes to Financial Statements.

PGIM Total Return Bond Fund    127

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 06/16/21	Barclays Bank PLC	RUB	1,607,343	$21,911,000	$21,242,509	$—	$(668,491)
Expiring 06/16/21	Barclays Bank PLC	RUB	1,046,709	13,500,000	13,833,220	333,220	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	RUB	5,512,381	73,892,510	72,851,174	—	(1,041,336)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	RUB	3,481,504	46,572,188	46,011,268	—	(560,920)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	1,393,385	18,696,000	18,414,859	—	(281,141)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	934,104	12,020,000	12,345,044	325,044	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	598,449	7,785,000	7,909,046	124,046	—
Singapore Dollar,
Expiring 06/16/21	BNP Paribas S.A.	SGD	24,859	18,491,000	18,677,067	186,067	—
Expiring 06/16/21	Credit Suisse International	SGD	18,683	13,938,000	14,036,961	98,961	—
Expiring 06/16/21	HSBC Bank PLC SGD		19,036	14,161,000	14,302,507	141,507	—
Expiring 06/16/21	UBS AG	SGD	18,816	13,969,000	14,137,157	168,157	—
South African Rand,
Expiring 06/17/21	BNP Paribas S.A.	ZAR	134,695	9,111,000	9,225,103	114,103	—
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	204,200	13,543,000	13,985,417	442,417	—
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	174,970	11,968,000	11,983,493	15,493	—
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	114,863	7,846,000	7,866,795	20,795	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 06/16/21	BNP Paribas S.A.	KRW	12,776,165	$11,441,000	$11,428,398	$—	$(12,602)
Expiring 06/16/21	Citibank, N.A.	KRW	26,752,491	23,671,000	23,930,352	259,352	—
Expiring 06/16/21	Citibank, N.A.	KRW	20,169,826	18,217,000	18,042,097	—	(174,903)
Expiring 06/16/21	Citibank, N.A.	KRW	13,167,896	11,756,000	11,778,805	22,805	—
Expiring 06/16/21	Credit Suisse International	KRW	16,013,642	14,122,000	14,324,352	202,352	—
Expiring 06/16/21	Credit Suisse International	KRW	13,725,432	12,073,000	12,277,526	204,526	—
Expiring 06/16/21	HSBC Bank PLC	KRW	40,552,922	36,341,000	36,274,967	—	(66,033)
Expiring 06/16/21	HSBC Bank PLC	KRW	16,279,858	14,389,000	14,562,485	173,485	—
Expiring 06/16/21	HSBC Bank PLC	KRW	15,825,466	14,016,000	14,156,027	140,027	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	KRW	15,933,543	14,092,000	14,252,702	160,702	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	KRW	20,257,703	18,184,000	18,120,705	—	(63,295)
Expiring 06/16/21	Standard Chartered	KRW	21,443,648	18,975,000	19,181,543	206,543	—
Expiring 06/16/21	Standard Chartered	KRW	20,763,443	18,431,000	18,573,093	142,093	—
Thai Baht,
Expiring 06/16/21	Citibank, N.A.	THB	745,256	23,804,000	23,927,505	123,505	—
Expiring 06/16/21	Citibank, N.A.	THB	499,530	15,841,000	16,038,133	197,133	—
Expiring 06/16/21	Citibank, N.A.	THB	375,138	12,005,000	12,044,353	39,353	—
Expiring 06/16/21	Goldman Sachs International	THB	1,601,848	51,864,319	51,429,624	—	(434,695)
Expiring 06/16/21	Goldman Sachs International	THB	569,445	18,217,000	18,282,858	65,858	—
Expiring 06/16/21	HSBC Bank PLC	THB	2,193,707	72,042,919	70,432,117	—	(1,610,802)
Expiring 06/16/21	HSBC Bank PLC	THB	1,065,528	33,938,000	34,210,298	272,298	—
Expiring 06/16/21	HSBC Bank PLC	THB	745,499	23,698,000	23,935,312	237,312	—
Expiring 06/16/21	HSBC Bank PLC	THB	373,309	11,848,000	11,985,628	137,628	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	THB	732,602	23,392,000	23,521,253	129,253	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	THB	376,518	11,914,000	12,088,657	174,657	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund    129

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 06/16/21	Morgan Stanley & Co. International PLC	THB	568,133	$18,189,000	$18,240,741	$51,741	$—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	THB	493,301	15,773,000	15,838,125	65,125	—
Turkish Lira,
Expiring 06/16/21	Barclays Bank PLC	TRY	422,003	54,126,523	49,750,864	—	(4,375,659)
Expiring 06/16/21	Barclays Bank PLC	TRY	358,335	47,089,860	42,244,918	—	(4,844,942)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	TRY	468,412	61,511,722	55,222,115	—	(6,289,607)

				$4,176,327,789	$4,167,525,731	30,678,683	(39,480,741)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/04/21	Citibank, N.A.	BRL	56,786	$9,673,000	$10,450,200	$—	$(777,200)
Expiring 05/04/21	Citibank, N.A.	BRL	55,656	9,696,000	10,242,194	—	(546,194)
Expiring 05/04/21	Deutsche Bank AG	BRL	659,447	119,681,941	121,355,974	—	(1,674,033)
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	125,098	22,477,000	23,021,458	—	(544,458)
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	105,942	18,862,000	19,496,197	—	(634,197)
Expiring 07/02/21	Credit Suisse International	BRL	65,230	12,088,000	11,941,090	146,910	—
British Pound,
Expiring 07/19/21	Morgan Stanley & Co. International PLC	GBP	1,150,350	1,582,263,155	1,589,042,353	—	(6,779,198)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 06/16/21	Citibank, N.A.	CLP	12,656,645	$18,165,000	$17,802,975	$362,025	$—
Expiring 06/16/21	HSBC Bank PLC	CLP	13,639,943	18,616,001	19,186,093	—	(570,092)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CLP	45,045,580	60,913,563	63,361,603	—	(2,448,040)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CLP	13,738,176	18,768,000	19,324,268	—	(556,268)
Chinese Renminbi,
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	337,388	48,428,609	52,066,856	—	(3,638,247)
Expiring 05/18/21	Citibank, N.A.	CNH	182,878	27,695,000	28,214,754	—	(519,754)
Expiring 05/18/21	Goldman Sachs International	CNH	102,385	15,731,000	15,796,145	—	(65,145)
Expiring 05/18/21	Goldman Sachs International	CNH	87,586	13,362,000	13,512,885	—	(150,885)
Expiring 05/18/21	HSBC Bank PLC	CNH	188,451	28,534,000	29,074,562	—	(540,562)
Expiring 05/18/21	HSBC Bank PLC	CNH	128,755	19,592,000	19,864,470	—	(272,470)
Expiring 05/18/21	HSBC Bank PLC	CNH	118,912	18,144,000	18,345,945	—	(201,945)
Expiring 05/18/21	HSBC Bank PLC	CNH	111,726	17,095,000	17,237,268	—	(142,268)
Expiring 05/18/21	JPMorgan Chase Bank, N.A.	CNH	493,038	74,885,000	76,066,612	—	(1,181,612)
Expiring 05/18/21	Morgan Stanley & Co. International PLC	CNH	94,613	14,389,000	14,597,102	—	(208,102)
Expiring 05/18/21	Morgan Stanley & Co. International PLC	CNH	92,132	14,078,000	14,214,273	—	(136,273)

See Notes to Financial Statements.

PGIM Total Return Bond Fund    131

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 06/16/21	BNP Paribas S.A.	COP	216,190,301	$58,648,077	$57,464,770	$1,183,307	$—
Expiring 06/16/21	BNP Paribas S.A.	COP	159,792,831	43,763,271	42,473,961	1,289,310	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	COP	43,410,157	11,924,000	11,538,698	385,302	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	COP	29,936,968	8,284,000	7,957,438	326,562	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	COP	29,382,995	8,045,000	7,810,189	234,811	—
Czech Koruna,
Expiring 07/19/21	Morgan Stanley & Co. International PLC	CZK	164,776	7,647,000	7,660,750	—	(13,750)
Euro,
Expiring 07/19/21	BNP Paribas S.A.	EUR	1,901,000	2,279,722,923	2,289,281,509	—	(9,558,586)
Expiring 07/19/21	HSBC Bank PLC	EUR	2,548,760	3,054,653,766	3,069,347,850	—	(14,694,084)
Expiring 07/19/21	HSBC Bank PLC	EUR	164,008	196,272,889	197,506,471	—	(1,233,582)
Expiring 07/19/21	Morgan Stanley & Co. International PLC	EUR	141,954	170,392,256	170,948,174	—	(555,918)
Expiring 07/19/21	UBS AG	EUR	105,129	127,594,095	126,602,010	992,085	—
Hungarian Forint,
Expiring 07/19/21	Barclays Bank PLC	HUF	21,988,571	72,652,263	73,346,142	—	(693,879)
Indian Rupee,
Expiring 06/16/21	BNP Paribas S.A.	INR	1,794,802	23,805,000	24,022,520	—	(217,520)
Expiring 06/16/21	BNP Paribas S.A.	INR	1,023,034	13,589,000	13,692,800	—	(103,800)
Expiring 06/16/21	Citibank, N.A. INR		2,445,343	33,246,000	32,729,689	516,311	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/16/21	Citibank, N.A.	INR	1,324,817	$17,975,000	$17,732,008	$242,992	$—
Expiring 06/16/21	Credit Suisse International	INR	1,665,975	22,654,000	22,298,241	355,759	—
Expiring 06/16/21	HSBC Bank PLC	INR	1,698,268	22,956,000	22,730,460	225,540	—
Expiring 06/16/21	HSBC Bank PLC	INR	1,418,738	19,270,000	18,989,100	280,900	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	1,563,575	21,074,000	20,927,665	146,335	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	1,455,660	19,392,000	19,483,284	—	(91,284)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	1,111,722	15,108,000	14,879,843	228,157	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	915,697	12,090,000	12,256,139	—	(166,139)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	733,656	9,654,001	9,819,614	—	(165,613)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	602,822	8,137,000	8,068,463	68,537	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	INR	1,629,540	21,832,000	21,810,581	21,419	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	INR	1,251,528	16,733,000	16,751,074	—	(18,074)
Indonesian Rupiah,
Expiring 06/16/21	Goldman Sachs International	IDR	141,353,250	9,715,000	9,713,665	1,335	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	174,220,987	11,891,000	11,972,305	—	(81,305)

See Notes to Financial Statements.

PGIM Total Return Bond Fund    133

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	136,798,398	$9,372,000	$9,400,660	$—	$(28,660)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	135,549,687	9,282,000	9,314,849	—	(32,849)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	IDR	128,345,767	8,789,000	8,819,803	—	(30,803)
Israeli Shekel,
Expiring 06/16/21	Bank of America, N.A.	ILS	46,684	14,054,000	14,379,091	—	(325,091)
Expiring 06/16/21	Citibank, N.A.	ILS	48,661	14,648,000	14,988,184	—	(340,184)
Expiring 06/16/21	Citibank, N.A.	ILS	48,069	14,405,000	14,805,783	—	(400,783)
Japanese Yen,
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	JPY	3,926,871	36,368,000	35,955,939	412,061	—
Expiring 07/20/21	JPMorgan Chase Bank, N.A.	JPY	1,982,498	18,223,000	18,152,684	70,316	—
Mexican Peso,
Expiring 06/16/21	BNP Paribas S.A.	MXN	425,500	20,358,000	20,893,813	—	(535,813)
Expiring 06/16/21	BNP Paribas S.A.	MXN	403,388	19,857,000	19,808,034	48,966	—
Expiring 06/16/21	BNP Paribas S.A.	MXN	237,040	11,687,000	11,639,667	47,333	—
Expiring 06/16/21	BNP Paribas S.A.	MXN	204,570	9,934,000	10,045,264	—	(111,264)
Expiring 06/16/21	BNP Paribas S.A.	MXN	180,320	8,584,000	8,854,474	—	(270,474)
Expiring 06/16/21	Citibank, N.A.	MXN	302,647	14,560,000	14,861,235	—	(301,235)
Expiring 06/16/21	Goldman Sachs International	MXN	170,730	8,137,000	8,383,555	—	(246,555)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	244,678	12,230,000	12,014,725	215,275	—
New Taiwanese Dollar,
Expiring 06/16/21	Citibank, N.A.	TWD	636,840	22,724,000	22,898,911	—	(174,911)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 06/16/21	Credit Suisse International	TWD	539,763	$19,222,000	$19,408,316	$—	$(186,316)
Expiring 06/16/21	Credit Suisse International	TWD	517,673	18,339,000	18,614,021	—	(275,021)
Expiring 06/16/21	Credit Suisse International	TWD	446,134	15,955,000	16,041,666	—	(86,666)
Expiring 06/16/21	HSBC Bank PLC	TWD	550,284	19,466,000	19,786,619	—	(320,619)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	TWD	311,121	10,971,000	11,187,007	—	(216,007)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	TWD	333,348	11,777,000	11,986,221	—	(209,221)
Expiring 06/16/21	UBS AG	TWD	401,916	14,310,000	14,451,740	—	(141,740)
Peruvian Nuevo Sol,
Expiring 06/16/21	Citibank, N.A.	PEN	240,726	64,992,589	63,639,469	1,353,120	—
Expiring 06/16/21	Citibank, N.A.	PEN	68,211	18,177,000	18,032,703	144,297	—
Expiring 06/16/21	Citibank, N.A.	PEN	46,087	12,698,000	12,183,879	514,121	—
Expiring 06/16/21	Goldman Sachs International	PEN	129,622	34,989,397	34,267,407	721,990	—
Expiring 06/16/21	Goldman Sachs International	PEN	92,052	25,219,667	24,335,242	884,425	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	PEN	93,893	25,632,066	24,821,947	810,119	—
Philippine Peso,
Expiring 06/16/21	Citibank, N.A.	PHP	946,398	19,458,000	19,468,941	—	(10,941)
Expiring 06/16/21	Citibank, N.A.	PHP	783,695	16,088,000	16,121,868	—	(33,868)
Expiring 06/16/21	Goldman Sachs International	PHP	961,086	19,747,000	19,771,103	—	(24,103)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	PHP	634,677	13,074,000	13,056,339	17,661	—
Expiring 06/16/21	Standard Chartered	PHP	1,146,915	23,619,000	23,593,896	25,104	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund    135

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/16/21	Standard Chartered	PHP	987,044	$20,320,000	$20,305,091	$14,909	$—
Polish Zloty,
Expiring 07/19/21	Citibank, N.A.	PLN	247,985	65,174,259	65,421,378	—	(247,119)
Russian Ruble,
Expiring 06/16/21	Barclays Bank PLC	RUB	924,165	12,241,000	12,213,687	27,313	—
Expiring 06/16/21	Deutsche Bank AG	RUB	606,545	8,137,000	8,016,049	120,951	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	RUB	1,951,759	25,445,000	25,794,282	—	(349,282)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	2,785,597	37,231,000	36,814,224	416,776	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	1,282,811	17,036,000	16,953,521	82,479	—
Singapore Dollar,
Expiring 06/16/21	Citibank, N.A.	SGD	19,227	14,434,000	14,446,038	—	(12,038)
Expiring 06/16/21	Goldman Sachs International	SGD	26,334	19,706,000	19,785,211	—	(79,211)
Expiring 06/16/21	Goldman Sachs International	SGD	16,859	12,592,000	12,666,598	—	(74,598)
Expiring 06/16/21	Goldman Sachs International	SGD	16,023	12,038,000	12,038,814	—	(814)
Expiring 06/16/21	Goldman Sachs International	SGD	15,989	11,930,000	12,013,091	—	(83,091)
Expiring 06/16/21	Goldman Sachs International	SGD	15,122	11,404,000	11,361,330	42,670	—
Expiring 06/16/21	HSBC Bank PLC	SGD	21,120	15,748,000	15,867,799	—	(119,799)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	SGD	46,649	35,036,630	35,048,871	—	(12,241)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	SGD	26,486	$19,733,000	$19,900,089	$—	$(167,089)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	SGD	15,574	11,713,000	11,701,208	11,792	—
Expiring 06/16/21	UBS AG	SGD	30,992	23,219,000	23,285,117	—	(66,117)
South African Rand,
Expiring 06/17/21	Bank of America, N.A.	ZAR	222,664	14,234,000	15,249,999	—	(1,015,999)
Expiring 06/17/21	Barclays Bank PLC	ZAR	1,022,368	66,996,901	70,020,700	—	(3,023,799)
Expiring 06/17/21	BNP Paribas S.A.	ZAR	220,726	14,216,000	15,117,253	—	(901,253)
Expiring 06/17/21	Deutsche Bank AG	ZAR	1,217,105	79,120,136	83,357,977	—	(4,237,841)
Expiring 06/17/21	HSBC Bank PLC	ZAR	235,566	14,977,000	16,133,598	—	(1,156,598)
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	2,628,947	172,012,096	180,053,229	—	(8,041,133)
Expiring 06/17/21	Morgan Stanley & Co. International PLC	ZAR	286,871	18,696,000	19,647,459	—	(951,459)
South Korean Won,
Expiring 06/16/21	Citibank, N.A.	KRW	8,538,682	7,632,000	7,637,930	—	(5,930)
Expiring 06/16/21	Credit Suisse International	KRW	13,155,359	11,807,000	11,767,592	39,408	—
Expiring 06/16/21	HSBC Bank PLC	KRW	219,207,132	191,876,276	196,082,824	—	(4,206,548)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	KRW	17,209,697	15,468,000	15,394,234	73,766	—
Expiring 06/16/21	UBS AG	KRW	17,801,943	15,613,000	15,924,004	—	(311,004)
Thai Baht,
Expiring 06/16/21	Citibank, N.A.	THB	439,059	14,248,000	14,096,629	151,371	—
Expiring 06/16/21	Citibank, N.A.	THB	434,787	14,087,000	13,959,456	127,544	—
Expiring 06/16/21	Goldman Sachs International	THB	581,154	18,927,000	18,658,771	268,229	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund    137

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 06/16/21	Goldman Sachs International	THB	312,927	$10,072,000	$10,046,971	$25,029	$—
Expiring 06/16/21	Goldman Sachs International	THB	289,564	9,390,000	9,296,873	93,127	—
Expiring 06/16/21	HSBC Bank PLC	THB	1,138,919	36,467,000	36,566,637	—	(99,637)
Expiring 06/16/21	HSBC Bank PLC	THB	577,212	18,632,000	18,532,219	99,781	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	THB	586,352	19,030,000	18,825,686	204,314	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	THB	440,307	14,295,000	14,136,704	158,296	—
Turkish Lira,
Expiring 06/16/21	Barclays Bank PLC	TRY	70,200	8,901,000	8,276,084	624,916	—
Expiring 06/16/21	Citibank, N.A.	TRY	251,873	28,530,171	29,693,863	—	(1,163,692)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	TRY	926,676	106,933,647	109,247,950	—	(2,314,303)

				$10,454,103,645	$10,521,372,785	14,855,056	(82,124,196)

						$45,533,739	$(121,604,937)

Cross currency exchange contracts outstanding at April 30, 2021:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/19/21	Buy	EUR	15,092	JPY	1,974,486	$95,404	$—	JPMorgan Chase Bank, N.A.
07/20/21	Buy	AUD	23,372	JPY	1,966,894	1,165	—	JPMorgan Chase Bank, N.A.

						$96,569	$—

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federation of Malaysia (D01)	12/20/23	1.000%(Q)	2,550	0.236%	$54,586	$(738)	$55,324	Barclays Bank PLC
Federative Republic of Brazil (D01)	12/20/23	1.000%(Q)	12,750	1.178%	(45,260)	(3,690)	(41,570)	Barclays Bank PLC
People’s Republic of China (D01)	12/20/23	1.000%(Q)	8,500	0.170%	197,048	(2,460)	199,508	Barclays Bank PLC
Republic of Chile (D01)	12/20/23	1.000%(Q)	2,550	0.222%	55,577	(738)	56,315	Barclays Bank PLC
Republic of Colombia (D01)	12/20/23	1.000%(Q)	3,400	0.697%	30,981	(984)	31,965	Barclays Bank PLC
Republic of Indonesia (D01)	12/20/23	1.000%(Q)	3,400	0.364%	61,100	(984)	62,084	Barclays Bank PLC
Republic of Panama (D01)	12/20/23	1.000%(Q)	2,550	0.369%	45,524	(738)	46,262	Barclays Bank PLC
Republic of Peru (D01)	12/20/23	1.000%(Q)	2,550	0.482%	37,787	(738)	38,525	Barclays Bank PLC
Republic of Philippines (D01)	12/20/23	1.000%(Q)	2,550	0.234%	54,673	(738)	55,411	Barclays Bank PLC
Republic of South Africa (D01)	12/20/23	1.000%(Q)	7,650	1.289%	(49,428)	(2,214)	(47,214)	Barclays Bank PLC
Republic of Turkey (D01)	12/20/23	1.000%(Q)	12,750	3.991%	(935,918)	(3,690)	(932,228)	Barclays Bank PLC
Russian Federation (D01)	12/20/23	1.000%(Q)	7,650	0.593%	90,753	(2,214)	92,967	Barclays Bank PLC
United Mexican States (D01)	12/20/23	1.000%(Q)	11,050	0.431%	179,045	(3,198)	182,243	Barclays Bank PLC
Federation of Malaysia (D02)	06/20/23	1.000%(Q)	4,500	0.187%	83,906	(1,302)	85,208	Barclays Bank PLC
Federative Republic of Brazil (D02)	06/20/23	1.000%(Q)	22,500	0.991%	29,463	(6,508)	35,971	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    139

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D02)	06/20/23	1.000%(Q)	16,500	0.127%	$329,245	$(4,773)	$334,018	Barclays Bank PLC
Republic of Chile (D02)	06/20/23	1.000%(Q)	4,500	0.170%	85,594	(1,302)	86,896	Barclays Bank PLC
Republic of Colombia (D02)	06/20/23	1.000%(Q)	6,000	0.592%	59,161	(1,736)	60,897	Barclays Bank PLC
Republic of Indonesia (D02)	06/20/23	1.000%(Q)	6,000	0.299%	97,217	(1,736)	98,953	Barclays Bank PLC
Republic of Panama (D02)	06/20/23	1.000%(Q)	4,500	0.297%	73,206	(1,302)	74,508	Barclays Bank PLC
Republic of Peru (D02)	06/20/23	1.000%(Q)	4,500	0.383%	64,717	(1,302)	66,019	Barclays Bank PLC
Republic of Philippines (D02)	06/20/23	1.000%(Q)	4,500	0.182%	84,343	(1,302)	85,645	Barclays Bank PLC
Republic of South Africa (D02)	06/20/23	1.000%(Q)	13,500	1.045%	1,890	(3,905)	5,795	Barclays Bank PLC
Republic of Turkey (D02)	06/20/23	1.000%(Q)	21,000	3.953%	(1,247,294)	(6,074)	(1,241,220)	Barclays Bank PLC
Russian Federation (D02)	06/20/23	1.000%(Q)	13,500	0.512%	156,671	(3,905)	160,576	Barclays Bank PLC
United Mexican States (D02)	06/20/23	1.000%(Q)	19,500	0.350%	294,764	(5,640)	300,404	Barclays Bank PLC
Federation of Malaysia (D03)	06/20/23	1.000%(Q)	5,250	0.187%	97,890	(1,952)	99,842	Barclays Bank PLC
Federative Republic of Brazil (D03)	06/20/23	1.000%(Q)	26,250	0.991%	34,373	(9,762)	44,135	Barclays Bank PLC
People’s Republic of China (D03)	06/20/23	1.000%(Q)	19,250	0.127%	384,119	(7,159)	391,278	Barclays Bank PLC
Republic of Chile (D03)	06/20/23	1.000%(Q)	5,250	0.170%	99,860	(1,952)	101,812	Barclays Bank PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D03)	06/20/23	1.000%(Q)	7,000	0.592%	$69,021	$(2,603)	$71,624	Barclays Bank PLC
Republic of Indonesia (D03)	06/20/23	1.000%(Q)	7,000	0.299%	113,420	(2,603)	116,023	Barclays Bank PLC
Republic of Panama (D03)	06/20/23	1.000%(Q)	5,250	0.297%	85,407	(1,952)	87,359	Barclays Bank PLC
Republic of Peru (D03)	06/20/23	1.000%(Q)	5,250	0.383%	75,503	(1,952)	77,455	Barclays Bank PLC
Republic of Philippines (D03)	06/20/23	1.000%(Q)	5,250	0.182%	98,400	(1,952)	100,352	Barclays Bank PLC
Republic of South Africa (D03)	06/20/23	1.000%(Q)	15,750	1.045%	2,205	(5,857)	8,062	Barclays Bank PLC
Republic of Turkey (D03)	06/20/23	1.000%(Q)	24,500	3.953%	(1,455,177)	(9,112)	(1,446,065)	Barclays Bank PLC
Russian Federation (D03)	06/20/23	1.000%(Q)	15,750	0.512%	182,783	(5,857)	188,640	Barclays Bank PLC
United Mexican States (D03)	06/20/23	1.000%(Q)	22,750	0.350%	343,891	(8,461)	352,352	Barclays Bank PLC
Federation of Malaysia (D04)	12/20/23	1.000%(Q)	10,500	0.236%	224,764	(4,479)	229,243	Barclays Bank PLC
Federative Republic of Brazil (D04)	12/20/23	1.000%(Q)	52,500	1.178%	(186,364)	(22,393)	(163,971)	Barclays Bank PLC
People’s Republic of China (D04)	12/20/23	1.000%(Q)	35,000	0.170%	811,373	(14,929)	826,302	Barclays Bank PLC
Republic of Chile (D04)	12/20/23	1.000%(Q)	10,500	0.222%	228,848	(4,479)	233,327	Barclays Bank PLC
Republic of Colombia (D04)	12/20/23	1.000%(Q)	14,000	0.697%	127,570	(5,972)	133,542	Barclays Bank PLC
Republic of Indonesia (D04)	12/20/23	1.000%(Q)	14,000	0.364%	251,587	(5,972)	257,559	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    141

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Panama (D04)	12/20/23	1.000%(Q)	10,500	0.369%	$187,451	$(4,479)	$191,930	Barclays Bank PLC
Republic of Peru (D04)	12/20/23	1.000%(Q)	10,500	0.482%	155,595	(4,479)	160,074	Barclays Bank PLC
Republic of Philippines (D04)	12/20/23	1.000%(Q)	10,500	0.234%	225,124	(4,479)	229,603	Barclays Bank PLC
Republic of South Africa (D04)	12/20/23	1.000%(Q)	31,500	1.289%	(203,526)	(13,436)	(190,090)	Barclays Bank PLC
Republic of Turkey (D04)	12/20/23	1.000%(Q)	52,500	3.991%	(3,853,781)	(22,393)	(3,831,388)	Barclays Bank PLC
Russian Federation (D04)	12/20/23	1.000%(Q)	31,500	0.593%	373,689	(13,436)	387,125	Barclays Bank PLC
United Mexican States (D04)	12/20/23	1.000%(Q)	45,500	0.431%	737,246	(19,407)	756,653	Barclays Bank PLC
Federation of Malaysia (D05)	06/20/23	1.000%(Q)	2,250	0.187%	41,953	(1,271)	43,224	Barclays Bank PLC
Federative Republic of Brazil (D05)	06/20/23	1.000%(Q)	11,250	0.991%	14,731	(6,353)	21,084	Barclays Bank PLC
People’s Republic of China (D05)	06/20/23	1.000%(Q)	8,250	0.127%	164,623	(4,659)	169,282	Barclays Bank PLC
Republic of Chile (D05)	06/20/23	1.000%(Q)	2,250	0.170%	42,797	(1,271)	44,068	Barclays Bank PLC
Republic of Colombia (D05)	06/20/23	1.000%(Q)	3,000	0.592%	29,580	(1,694)	31,274	Barclays Bank PLC
Republic of Indonesia (D05)	06/20/23	1.000%(Q)	3,000	0.299%	48,609	(1,694)	50,303	Barclays Bank PLC
Republic of Panama (D05)	06/20/23	1.000%(Q)	2,250	0.297%	36,603	(1,271)	37,874	Barclays Bank PLC
Republic of Peru (D05)	06/20/23	1.000%(Q)	2,250	0.383%	32,359	(1,271)	33,630	Barclays Bank PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D05)	06/20/23	1.000%(Q)	2,250	0.182%	$42,172	$(1,271)	$43,443	Barclays Bank PLC
Republic of South Africa (D05)	06/20/23	1.000%(Q)	6,750	1.045%	945	(3,812)	4,757	Barclays Bank PLC
Republic of Turkey (D05)	06/20/23	1.000%(Q)	10,500	3.953%	(623,647)	(5,930)	(617,717)	Barclays Bank PLC
Russian Federation (D05)	06/20/23	1.000%(Q)	6,750	0.512%	78,336	(3,812)	82,148	Barclays Bank PLC
United Mexican States (D05)	06/20/23	1.000%(Q)	9,750	0.350%	147,382	(5,506)	152,888	Barclays Bank PLC
Federation of Malaysia (D06)	12/20/23	1.000%(Q)	4,500	0.236%	96,327	(4,730)	101,057	Barclays Bank PLC
Federative Republic of Brazil (D06)	12/20/23	1.000%(Q)	22,500	1.178%	(79,870)	(23,650)	(56,220)	Barclays Bank PLC
People’s Republic of China (D06)	12/20/23	1.000%(Q)	15,000	0.170%	347,731	(15,767)	363,498	Barclays Bank PLC
Republic of Chile (D06)	12/20/23	1.000%(Q)	4,500	0.222%	98,078	(4,730)	102,808	Barclays Bank PLC
Republic of Colombia (D06)	12/20/23	1.000%(Q)	6,000	0.697%	54,673	(6,307)	60,980	Barclays Bank PLC
Republic of Indonesia (D06)	12/20/23	1.000%(Q)	6,000	0.364%	107,823	(6,307)	114,130	Barclays Bank PLC
Republic of Panama (D06)	12/20/23	1.000%(Q)	4,500	0.369%	80,336	(4,730)	85,066	Barclays Bank PLC
Republic of Peru (D06)	12/20/23	1.000%(Q)	4,500	0.482%	66,683	(4,730)	71,413	Barclays Bank PLC
Republic of Philippines (D06)	12/20/23	1.000%(Q)	4,500	0.234%	96,482	(4,730)	101,212	Barclays Bank PLC
Republic of South Africa (D06)	12/20/23	1.000%(Q)	13,500	1.289%	(87,225)	(14,190)	(73,035)	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    143

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D06)	12/20/23	1.000%(Q)	22,500	3.991%	$(1,651,620)	$(23,650)	$(1,627,970)	Barclays Bank PLC
Russian Federation (D06)	12/20/23	1.000%(Q)	13,500	0.593%	160,153	(14,190)	174,343	Barclays Bank PLC
United Mexican States (D06)	12/20/23	1.000%(Q)	19,500	0.431%	315,963	(20,497)	336,460	Barclays Bank PLC
Federation of Malaysia (D07)	12/20/23	1.000%(Q)	3,000	0.222%	65,326	(3,773)	69,099	Citibank, N.A.
Federative Republic of Brazil (D07)	12/20/23	1.000%(Q)	15,000	1.178%	(53,247)	(18,866)	(34,381)	Citibank, N.A.
People’s Republic of China (D07)	12/20/23	1.000%(Q)	10,000	0.170%	231,821	(12,577)	244,398	Citibank, N.A.
Republic of Chile (D07)	12/20/23	1.000%(Q)	3,000	0.222%	65,385	(3,773)	69,158	Citibank, N.A.
Republic of Colombia (D07)	12/20/23	1.000%(Q)	4,000	0.697%	36,449	(5,031)	41,480	Citibank, N.A.
Republic of Indonesia (D07)	12/20/23	1.000%(Q)	4,000	0.364%	71,882	(5,031)	76,913	Citibank, N.A.
Republic of Panama (D07)	12/20/23	1.000%(Q)	3,000	0.369%	53,558	(3,773)	57,331	Citibank, N.A.
Republic of Peru (D07)	12/20/23	1.000%(Q)	3,000	0.482%	44,456	(3,821)	48,277	Citibank, N.A.
Republic of Philippines (D07)	12/20/23	1.000%(Q)	3,000	0.234%	64,321	(3,773)	68,094	Citibank, N.A.
Republic of South Africa (D07)	12/20/23	1.000%(Q)	9,000	1.289%	(58,150)	(11,320)	(46,830)	Citibank, N.A.
Republic of Turkey (D07)	12/20/23	1.000%(Q)	15,000	3.991%	(1,101,080)	(18,866)	(1,082,214)	Citibank, N.A.
Russian Federation (D07)	12/20/23	1.000%(Q)	9,000	0.593%	106,768	(11,320)	118,088	Citibank, N.A.

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D07)	12/20/23	1.000%(Q)	13,000	0.431%	$210,642	$(16,351)	$226,993	Citibank, N.A.
Federation of Malaysia (D08)	12/20/23	1.000%(Q)	3,000	0.236%	64,218	(4,112)	68,330	Citibank, N.A.
Federative Republic of Brazil (D08)	12/20/23	1.000%(Q)	15,000	1.178%	(53,247)	(20,559)	(32,688)	Citibank, N.A.
People’s Republic of China (D08)	12/20/23	1.000%(Q)	10,000	0.170%	231,821	(13,706)	245,527	Citibank, N.A.
Republic of Chile (D08)	12/20/23	1.000%(Q)	3,000	0.222%	65,385	(4,112)	69,497	Citibank, N.A.
Republic of Colombia (D08)	12/20/23	1.000%(Q)	4,000	0.697%	36,449	(5,482)	41,931	Citibank, N.A.
Republic of Indonesia (D08)	12/20/23	1.000%(Q)	4,000	0.364%	71,882	(5,482)	77,364	Citibank, N.A.
Republic of Panama (D08)	12/20/23	1.000%(Q)	3,000	0.369%	53,558	(4,112)	57,670	Citibank, N.A.
Republic of Peru (D08)	12/20/23	1.000%(Q)	3,000	0.482%	44,456	(4,112)	48,568	Citibank, N.A.
Republic of Philippines (D08)	12/20/23	1.000%(Q)	3,000	0.234%	64,321	(4,112)	68,433	Citibank, N.A.
Republic of South Africa (D08)	12/20/23	1.000%(Q)	9,000	1.289%	(58,150)	(12,335)	(45,815)	Citibank, N.A.
Republic of Turkey (D08)	12/20/23	1.000%(Q)	15,000	3.991%	(1,101,080)	(20,559)	(1,080,521)	Citibank, N.A.
Russian Federation (D08)	12/20/23	1.000%(Q)	9,000	0.593%	106,768	(12,335)	119,103	Citibank, N.A.
United Mexican States (D08)	12/20/23	1.000%(Q)	13,000	0.431%	210,642	(17,818)	228,460	Citibank, N.A.
Emirate of Abu Dhabi (D09)	06/20/25	1.000%(Q)	3,000	0.341%	85,068	(6,534)	91,602	Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    145

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D09)	06/20/25	1.000%(Q)	4,500	0.362%	$123,606	$(9,801)	$133,407	Citibank, N.A.
Federative Republic of Brazil (D09)	06/20/25	1.000%(Q)	18,000	1.614%	(422,969)	(39,203)	(383,766)	Citibank, N.A.
Kingdom of Saudi Arabia (D09)	06/20/25	1.000%(Q)	3,000	0.501%	65,141	(6,534)	71,675	Citibank, N.A.
People’s Republic of China (D09)	06/20/25	1.000%(Q)	18,000	0.280%	555,912	(39,203)	595,115	Citibank, N.A.
Republic of Chile (D09)	06/20/25	1.000%(Q)	3,000	0.385%	79,685	(6,534)	86,219	Citibank, N.A.
Republic of Colombia (D09)	06/20/25	1.000%(Q)	7,500	1.014%	4,555	(16,334)	20,889	Citibank, N.A.
Republic of Indonesia (D09)	06/20/25	1.000%(Q)	12,000	0.585%	218,029	(26,135)	244,164	Citibank, N.A.
Republic of Panama (D09)	06/20/25	1.000%(Q)	3,000	0.570%	56,517	(6,534)	63,051	Citibank, N.A.
Republic of Peru (D09)	06/20/25	1.000%(Q)	3,000	0.724%	37,405	(6,534)	43,939	Citibank, N.A.
Republic of Philippines (D09)	06/20/25	1.000%(Q)	3,000	0.367%	81,747	(6,534)	88,281	Citibank, N.A.
Republic of South Africa (D09)	06/20/25	1.000%(Q)	13,500	1.818%	(426,637)	(29,402)	(397,235)	Citibank, N.A.
Republic of Turkey (D09)	06/20/25	1.000%(Q)	18,000	4.073%	(2,041,833)	(39,203)	(2,002,630)	Citibank, N.A.
Republic of Ukraine (D09)	06/20/25	1.000%(Q)	3,000	4.259%	(361,178)	(6,534)	(354,644)	Citibank, N.A.
Russian Federation (D09)	06/20/25	1.000%(Q)	9,000	0.797%	85,246	(19,601)	104,847	Citibank, N.A.
State of Qatar (D09)	06/20/25	1.000%(Q)	3,000	0.339%	85,343	(6,534)	91,877	Citibank, N.A.

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D09)	06/20/25	1.000%(Q)	18,000	0.705%	$238,760	$(39,203)	$277,963	Citibank, N.A.
Emirate of Abu Dhabi (D10)	06/20/25	1.000%(Q)	2,000	0.341%	56,712	(4,356)	61,068	Citibank, N.A.
Federation of Malaysia (D10)	06/20/25	1.000%(Q)	3,000	0.362%	82,404	(6,534)	88,938	Citibank, N.A.
Federative Republic of Brazil (D10)	06/20/25	1.000%(Q)	12,000	1.614%	(281,980)	(26,135)	(255,845)	Citibank, N.A.
Kingdom of Saudi Arabia (D10)	06/20/25	1.000%(Q)	2,000	0.501%	43,427	(4,356)	47,783	Citibank, N.A.
People’s Republic of China (D10)	06/20/25	1.000%(Q)	12,000	0.280%	370,608	(26,135)	396,743	Citibank, N.A.
Republic of Chile (D10)	06/20/25	1.000%(Q)	2,000	0.385%	53,123	(4,356)	57,479	Citibank, N.A.
Republic of Colombia (D10)	06/20/25	1.000%(Q)	5,000	1.014%	3,036	(10,890)	13,926	Citibank, N.A.
Republic of Indonesia (D10)	06/20/25	1.000%(Q)	8,000	0.585%	145,352	(17,423)	162,775	Citibank, N.A.
Republic of Panama (D10)	06/20/25	1.000%(Q)	2,000	0.570%	37,678	(4,356)	42,034	Citibank, N.A.
Republic of Peru (D10)	06/20/25	1.000%(Q)	2,000	0.724%	24,937	(4,356)	29,293	Citibank, N.A.
Republic of Philippines (D10)	06/20/25	1.000%(Q)	2,000	0.367%	54,498	(4,356)	58,854	Citibank, N.A.
Republic of South Africa (D10)	06/20/25	1.000%(Q)	9,000	1.818%	(284,425)	(19,601)	(264,824)	Citibank, N.A.
Republic of Turkey (D10)	06/20/25	1.000%(Q)	12,000	4.073%	(1,361,222)	(26,135)	(1,335,087)	Citibank, N.A.
Republic of Ukraine (D10)	06/20/25	1.000%(Q)	2,000	4.259%	(240,786)	(4,356)	(236,430)	Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    147

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Russian Federation (D10)	06/20/25	1.000%(Q)	6,000	0.797%	$56,831	$(13,068)	$69,899	Citibank, N.A.
State of Qatar (D10)	06/20/25	1.000%(Q)	2,000	0.339%	56,895	(4,356)	61,251	Citibank, N.A.
United Mexican States (D10)	06/20/25	1.000%(Q)	12,000	0.705%	159,174	(26,135)	185,309	Citibank, N.A.
Emirate of Abu Dhabi (D11)	12/20/25	1.000%(Q)	2,000	0.410%	56,698	(4,371)	61,069	Citibank, N.A.
Federation of Malaysia (D11)	12/20/25	1.000%(Q)	3,000	0.416%	83,995	(6,556)	90,551	Citibank, N.A.
Federative Republic of Brazil (D11)	12/20/25	1.000%(Q)	12,000	1.771%	(398,842)	(26,226)	(372,616)	Citibank, N.A.
Kingdom of Saudi Arabia (D11)	12/20/25	1.000%(Q)	2,000	0.595%	39,505	(4,371)	43,876	Citibank, N.A.
People’s Republic of China (D11)	12/20/25	1.000%(Q)	12,000	0.334%	382,301	(26,226)	408,527	Citibank, N.A.
Republic of Argentina (D11)	12/20/25	1.000%(Q)	5,000	17.419%	(2,500,058)	(10,927)	(2,489,131)	Citibank, N.A.
Republic of Chile (D11)	12/20/25	1.000%(Q)	2,000	0.465%	51,581	(4,371)	55,952	Citibank, N.A.
Republic of Colombia (D11)	12/20/25	1.000%(Q)	5,000	1.153%	(28,811)	(10,927)	(17,884)	Citibank, N.A.
Republic of Indonesia (D11)	12/20/25	1.000%(Q)	8,000	0.691%	122,259	(17,484)	139,743	Citibank, N.A.
Republic of Panama (D11)	12/20/25	1.000%(Q)	2,000	0.660%	33,512	(4,371)	37,883	Citibank, N.A.
Republic of Peru (D11)	12/20/25	1.000%(Q)	2,000	0.832%	17,695	(4,371)	22,066	Citibank, N.A.
Republic of Philippines (D11)	12/20/25	1.000%(Q)	2,000	0.419%	55,709	(4,371)	60,080	Citibank, N.A.

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D11)	12/20/25	1.000%(Q)	9,000	2.005%	$(391,476)	$(19,669)	$(371,807)	Citibank, N.A.
Republic of Turkey (D11)	12/20/25	1.000%(Q)	12,000	4.125%	(1,528,249)	(26,226)	(1,502,023)	Citibank, N.A.
Republic of Ukraine (D11)	12/20/25	1.000%(Q)	2,000	4.341%	(271,999)	(4,371)	(267,628)	Citibank, N.A.
Russian Federation (D11)	12/20/25	1.000%(Q)	6,000	0.909%	31,744	(13,113)	44,857	Citibank, N.A.
State of Qatar (D11)	12/20/25	1.000%(Q)	2,000	0.409%	56,801	(4,371)	61,172	Citibank, N.A.
United Mexican States (D11)	12/20/25	1.000%(Q)	12,000	0.837%	103,243	(26,226)	129,469	Citibank, N.A.
Emirate of Abu Dhabi (D12)	12/20/25	1.000%(Q)	8,000	0.410%	226,346	(217)	226,563	Goldman Sachs International
Federation of Malaysia (D12)	12/20/25	1.000%(Q)	12,000	0.416%	335,312	(326)	335,638	Goldman Sachs International
Federative Republic of Brazil (D12)	12/20/25	1.000%(Q)	48,000	1.771%	(1,598,033)	(1,303)	(1,596,730)	Goldman Sachs International
Kingdom of Saudi Arabia (D12)	12/20/25	1.000%(Q)	8,000	0.595%	157,575	(217)	157,792	Goldman Sachs International
People’s Republic of China (D12)	12/20/25	1.000%(Q)	48,000	0.334%	1,526,537	(1,303)	1,527,840	Goldman Sachs International
Republic of Argentina (D12)	12/20/25	1.000%(Q)	20,000	17.419%	(10,001,341)	(543)	(10,000,798)	Goldman Sachs International
Republic of Chile (D12)	12/20/25	1.000%(Q)	8,000	0.465%	205,879	(217)	206,096	Goldman Sachs International
Republic of Colombia (D12)	12/20/25	1.000%(Q)	20,000	1.153%	(116,356)	(543)	(115,813)	Goldman Sachs International
Republic of Indonesia (D12)	12/20/25	1.000%(Q)	32,000	0.691%	487,257	(869)	488,126	Goldman Sachs International

See Notes to Financial Statements.

PGIM Total Return Bond Fund    149

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Panama (D12)	12/20/25	1.000%(Q)	8,000	0.660%	$133,604	$(217)	$133,821	Goldman Sachs International
Republic of Peru (D12)	12/20/25	1.000%(Q)	8,000	0.832%	70,336	(217)	70,553	Goldman Sachs International
Republic of Philippines (D12)	12/20/25	1.000%(Q)	8,000	0.419%	222,392	(217)	222,609	Goldman Sachs International
Republic of South Africa (D12)	12/20/25	1.000%(Q)	36,000	2.005%	(1,567,905)	(978)	(1,566,927)	Goldman Sachs International
Republic of Turkey (D12)	12/20/25	1.000%(Q)	48,000	4.125%	(6,115,662)	(1,303)	(6,114,359)	Goldman Sachs International
Republic of Ukraine (D12)	12/20/25	1.000%(Q)	8,000	4.341%	(1,088,439)	(217)	(1,088,222)	Goldman Sachs International
Russian Federation (D12)	12/20/25	1.000%(Q)	24,000	0.909%	125,645	(652)	126,297	Goldman Sachs International
State of Qatar (D12)	12/20/25	1.000%(Q)	8,000	0.409%	227,205	(652)	227,857	Goldman Sachs International
United Mexican States (D12)	12/20/25	1.000%(Q)	48,000	0.837%	410,307	(1,303)	411,610	Goldman Sachs International
Emirate of Abu Dhabi (D13)	06/20/25	1.000%(Q)	2,000	0.341%	56,601	(108)	56,709	Citibank, N.A.
Federation of Malaysia (D13)	06/20/25	1.000%(Q)	3,000	0.362%	82,238	(163)	82,401	Citibank, N.A.
Federative Republic of Brazil (D13)	06/20/25	1.000%(Q)	12,000	1.614%	(282,646)	(650)	(281,996)	Citibank, N.A.
Kingdom of Saudi Arabia (D13)	06/20/25	1.000%(Q)	2,000	0.501%	43,316	(108)	43,424	Citibank, N.A.
People’s Republic of China (D13)	06/20/25	1.000%(Q)	12,000	0.280%	369,941	(650)	370,591	Citibank, N.A.
Republic of Chile (D13)	06/20/25	1.000%(Q)	2,000	0.385%	53,012	(108)	53,120	Citibank, N.A.

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D13)	06/20/25	1.000%(Q)	5,000	1.014%	$2,759	$(271)	$3,030	Citibank, N.A.
Republic of Indonesia (D13)	06/20/25	1.000%(Q)	8,000	0.585%	144,908	(434)	145,342	Citibank, N.A.
Republic of Panama (D13)	06/20/25	1.000%(Q)	2,000	0.570%	37,567	(108)	37,675	Citibank, N.A.
Republic of Peru (D13)	06/20/25	1.000%(Q)	2,000	0.724%	24,826	(108)	24,934	Citibank, N.A.
Republic of Philippines (D13)	06/20/25	1.000%(Q)	2,000	0.367%	54,387	(108)	54,495	Citibank, N.A.
Republic of South Africa (D13)	06/20/25	1.000%(Q)	9,000	1.818%	(284,925)	(488)	(284,437)	Citibank, N.A.
Republic of Turkey (D13)	06/20/25	1.000%(Q)	12,000	4.073%	(1,361,889)	(650)	(1,361,239)	Citibank, N.A.
Republic of Ukraine (D13)	06/20/25	1.000%(Q)	2,000	4.259%	(240,897)	(108)	(240,789)	Citibank, N.A.
Russian Federation (D13)	06/20/25	1.000%(Q)	6,000	0.797%	56,497	(325)	56,822	Citibank, N.A.
State of Qatar (D13)	06/20/25	1.000%(Q)	2,000	0.339%	56,784	(108)	56,892	Citibank, N.A.
United Mexican States (D13)	06/20/25	1.000%(Q)	12,000	0.705%	158,507	(650)	159,157	Citibank, N.A.
Emirate of Abu Dhabi (D14)	12/20/25	1.000%(Q)	2,000	0.410%	56,587	(109)	56,696	Citibank, N.A.
Federation of Malaysia (D14)	12/20/25	1.000%(Q)	3,000	0.416%	83,828	(163)	83,991	Citibank, N.A.
Federative Republic of Brazil (D14)	12/20/25	1.000%(Q)	12,000	1.771%	(399,508)	(652)	(398,856)	Citibank, N.A.
Kingdom of Saudi Arabia (D14)	12/20/25	1.000%(Q)	2,000	0.595%	39,394	(109)	39,503	Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    151

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D14)	12/20/25	1.000%(Q)	12,000	0.334%	$381,634	$(652)	$382,286	Citibank, N.A.
Republic of Argentina (D14)	12/20/25	1.000%(Q)	5,000	17.419%	(2,500,335)	(272)	(2,500,063)	Citibank, N.A.
Republic of Chile (D14)	12/20/25	1.000%(Q)	2,000	0.465%	51,470	(109)	51,579	Citibank, N.A.
Republic of Colombia (D14)	12/20/25	1.000%(Q)	5,000	1.153%	(29,089)	(272)	(28,817)	Citibank, N.A.
Republic of Indonesia (D14)	12/20/25	1.000%(Q)	8,000	0.691%	121,814	(435)	122,249	Citibank, N.A.
Republic of Panama (D14)	12/20/25	1.000%(Q)	2,000	0.660%	33,401	(109)	33,510	Citibank, N.A.
Republic of Peru (D14)	12/20/25	1.000%(Q)	2,000	0.832%	17,584	(109)	17,693	Citibank, N.A.
Republic of Philippines (D14)	12/20/25	1.000%(Q)	2,000	0.419%	55,598	(109)	55,707	Citibank, N.A.
Republic of South Africa (D14)	12/20/25	1.000%(Q)	9,000	2.005%	(391,976)	(489)	(391,487)	Citibank, N.A.
Republic of Turkey (D14)	12/20/25	1.000%(Q)	12,000	4.125%	(1,528,915)	(652)	(1,528,263)	Citibank, N.A.
Republic of Ukraine (D14)	12/20/25	1.000%(Q)	2,000	4.341%	(272,110)	(109)	(272,001)	Citibank, N.A.
Russian Federation (D14)	12/20/25	1.000%(Q)	6,000	0.909%	31,411	(326)	31,737	Citibank, N.A.
State of Qatar (D14)	12/20/25	1.000%(Q)	2,000	0.409%	56,690	(109)	56,799	Citibank, N.A.
United Mexican States (D14)	12/20/25	1.000%(Q)	12,000	0.837%	102,577	(652)	103,229	Citibank, N.A.
Emirate of Abu Dhabi (D15)	12/20/25	1.000%(Q)	3,000	0.410%	84,880	(654)	85,534	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D15)	12/20/25	1.000%(Q)	4,500	0.416%	$125,742	$(981)	$126,723	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D15)	12/20/25	1.000%(Q)	18,000	1.771%	(599,262)	(3,926)	(595,336)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D15)	12/20/25	1.000%(Q)	3,000	0.595%	59,091	(654)	59,745	Morgan Stanley & Co. International PLC
People’s Republic of China (D15)	12/20/25	1.000%(Q)	18,000	0.334%	572,451	(3,926)	576,377	Morgan Stanley & Co. International PLC
Republic of Argentina (D15)	12/20/25	1.000%(Q)	7,500	17.419%	(3,750,503)	(1,636)	(3,748,867)	Morgan Stanley & Co. International PLC
Republic of Chile (D15)	12/20/25	1.000%(Q)	3,000	0.465%	77,205	(654)	77,859	Morgan Stanley & Co. International PLC
Republic of Colombia (D15)	12/20/25	1.000%(Q)	7,500	1.153%	(43,634)	(1,636)	(41,998)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D15)	12/20/25	1.000%(Q)	12,000	0.691%	182,721	(2,617)	185,338	Morgan Stanley & Co. International PLC
Republic of Panama (D15)	12/20/25	1.000%(Q)	3,000	0.660%	50,101	(654)	50,755	Morgan Stanley & Co. International PLC
Republic of Peru (D15)	12/20/25	1.000%(Q)	3,000	0.832%	26,376	(654)	27,030	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    153

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D15)	12/20/25	1.000%(Q)	3,000	0.419%	$83,397	$(654)	$84,051	Morgan Stanley & Co. International PLC
Republic of South Africa (D15)	12/20/25	1.000%(Q)	13,500	2.005%	(587,964)	(2,944)	(585,020)	Morgan Stanley & Co. International PLC
Republic of Turkey (D15)	12/20/25	1.000%(Q)	18,000	4.125%	(2,293,373)	(3,926)	(2,289,447)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D15)	12/20/25	1.000%(Q)	3,000	4.341%	(408,165)	(654)	(407,511)	Morgan Stanley & Co. International PLC
Russian Federation (D15)	12/20/25	1.000%(Q)	9,000	0.909%	47,117	(1,963)	49,080	Morgan Stanley & Co. International PLC
State of Qatar (D15)	12/20/25	1.000%(Q)	3,000	0.409%	85,202	(818)	86,020	Morgan Stanley & Co. International PLC
United Mexican States (D15)	12/20/25	1.000%(Q)	18,000	0.837%	153,865	(3,926)	157,791	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D16)	12/20/25	1.000%(Q)	2,000	0.410%	56,587	(601)	57,188	Morgan Stanley & Co. International PLC
Federation of Malaysia (D16)	12/20/25	1.000%(Q)	3,000	0.416%	83,828	(901)	84,729	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D16)	12/20/25	1.000%(Q)	12,000	1.771%	(399,508)	(3,605)	(395,903)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Saudi Arabia (D16)	12/20/25	1.000%(Q)	2,000	0.595%	$39,394	$(601)	$39,995	Morgan Stanley & Co. International PLC
People’s Republic of China (D16)	12/20/25	1.000%(Q)	12,000	0.334%	381,634	(3,605)	385,239	Morgan Stanley & Co. International PLC
Republic of Argentina (D16)	12/20/25	1.000%(Q)	5,000	17.419%	(2,500,335)	(1,502)	(2,498,833)	Morgan Stanley & Co. International PLC
Republic of Chile (D16)	12/20/25	1.000%(Q)	2,000	0.465%	51,470	(601)	52,071	Morgan Stanley & Co. International PLC
Republic of Colombia (D16)	12/20/25	1.000%(Q)	5,000	1.153%	(29,089)	(1,502)	(27,587)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D16)	12/20/25	1.000%(Q)	8,000	0.691%	121,814	(2,403)	124,217	Morgan Stanley & Co. International PLC
Republic of Panama (D16)	12/20/25	1.000%(Q)	2,000	0.660%	33,401	(601)	34,002	Morgan Stanley & Co. International PLC
Republic of Peru (D16)	12/20/25	1.000%(Q)	2,000	0.832%	17,584	(601)	18,185	Morgan Stanley & Co. International PLC
Republic of Philippines (D16)	12/20/25	1.000%(Q)	2,000	0.419%	55,598	(601)	56,199	Morgan Stanley & Co. International PLC
Republic of South Africa (D16)	12/20/25	1.000%(Q)	9,000	2.005%	(391,976)	(2,704)	(389,272)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    155

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D16)	12/20/25	1.000%(Q)	12,000	4.125%	$(1,528,915)	$(3,605)	$(1,525,310)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D16)	12/20/25	1.000%(Q)	2,000	4.341%	(272,110)	(601)	(271,509)	Morgan Stanley & Co. International PLC
Russian Federation (D16)	12/20/25	1.000%(Q)	6,000	0.909%	31,411	(1,802)	33,213	Morgan Stanley & Co. International PLC
State of Qatar (D16)	12/20/25	1.000%(Q)	2,000	0.409%	56,801	(710)	57,511	Morgan Stanley & Co. International PLC
United Mexican States (D16)	12/20/25	1.000%(Q)	12,000	0.837%	102,577	(3,605)	106,182	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D17)	12/20/25	1.000%(Q)	2,000	0.410%	56,587	(876)	57,463	Citibank, N.A.
Federation of Malaysia (D17)	12/20/25	1.000%(Q)	3,000	0.416%	83,828	(1,315)	85,143	Citibank, N.A.
Federative Republic of Brazil (D17)	12/20/25	1.000%(Q)	12,000	1.771%	(399,508)	(5,259)	(394,249)	Citibank, N.A.
Kingdom of Saudi Arabia (D17)	12/20/25	1.000%(Q)	2,000	0.595%	39,394	(876)	40,270	Citibank, N.A.
People’s Republic of China (D17)	12/20/25	1.000%(Q)	12,000	0.334%	381,634	(5,259)	386,893	Citibank, N.A.
Republic of Argentina (D17)	12/20/25	1.000%(Q)	5,000	17.419%	(2,500,335)	(2,191)	(2,498,144)	Citibank, N.A.
Republic of Chile (D17)	12/20/25	1.000%(Q)	2,000	0.465%	51,470	(876)	52,346	Citibank, N.A.

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D17)	12/20/25	1.000%(Q)	5,000	1.153%	$(29,089)	$(2,191)	$(26,898)	Citibank, N.A.
Republic of Indonesia (D17)	12/20/25	1.000%(Q)	8,000	0.691%	121,814	(3,506)	125,320	Citibank, N.A.
Republic of Panama (D17)	12/20/25	1.000%(Q)	2,000	0.660%	33,401	(876)	34,277	Citibank, N.A.
Republic of Peru (D17)	12/20/25	1.000%(Q)	2,000	0.832%	17,584	(876)	18,460	Citibank, N.A.
Republic of Philippines (D17)	12/20/25	1.000%(Q)	2,000	0.419%	55,598	(876)	56,474	Citibank, N.A.
Republic of South Africa (D17)	12/20/25	1.000%(Q)	9,000	2.005%	(391,976)	(3,944)	(388,032)	Citibank, N.A.
Republic of Turkey (D17)	12/20/25	1.000%(Q)	12,000	4.125%	(1,528,915)	(5,259)	(1,523,656)	Citibank, N.A.
Republic of Ukraine (D17)	12/20/25	1.000%(Q)	2,000	4.341%	(272,110)	(876)	(271,234)	Citibank, N.A.
Russian Federation (D17)	12/20/25	1.000%(Q)	6,000	0.909%	31,411	(2,629)	34,040	Citibank, N.A.
State of Qatar (D17)	12/20/25	1.000%(Q)	2,000	0.409%	56,690	(876)	57,566	Citibank, N.A.
United Mexican States (D17)	12/20/25	1.000%(Q)	12,000	0.837%	102,577	(5,259)	107,836	Citibank, N.A.
Emirate of Abu Dhabi (D18)	12/20/25	1.000%(Q)	5,000	0.410%	141,466	(2,191)	143,657	Morgan Stanley & Co. International PLC
Federation of Malaysia (D18)	12/20/25	1.000%(Q)	7,500	0.416%	209,570	(3,287)	212,857	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D18)	12/20/25	1.000%(Q)	30,000	1.771%	(998,771)	(13,147)	(985,624)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    157

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Saudi Arabia (D18)	12/20/25	1.000%(Q)	5,000	0.595%	$98,484	$(2,191)	$100,675	Morgan Stanley & Co. International PLC
People’s Republic of China (D18)	12/20/25	1.000%(Q)	30,000	0.334%	954,085	(13,147)	967,232	Morgan Stanley & Co. International PLC
Republic of Argentina (D18)	12/20/25	1.000%(Q)	12,500	17.419%	(6,250,838)	(5,478)	(6,245,360)	Morgan Stanley & Co. International PLC
Republic of Chile (D18)	12/20/25	1.000%(Q)	5,000	0.465%	128,675	(2,191)	130,866	Morgan Stanley & Co. International PLC
Republic of Colombia (D18)	12/20/25	1.000%(Q)	12,500	1.153%	(72,723)	(5,478)	(67,245)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D18)	12/20/25	1.000%(Q)	20,000	0.691%	304,536	(8,765)	313,301	Morgan Stanley & Co. International PLC
Republic of Panama (D18)	12/20/25	1.000%(Q)	5,000	0.660%	83,502	(2,191)	85,693	Morgan Stanley & Co. International PLC
Republic of Peru (D18)	12/20/25	1.000%(Q)	5,000	0.832%	43,960	(2,191)	46,151	Morgan Stanley & Co. International PLC
Republic of Philippines (D18)	12/20/25	1.000%(Q)	5,000	0.419%	138,995	(2,191)	141,186	Morgan Stanley & Co. International PLC
Republic of South Africa (D18)	12/20/25	1.000%(Q)	22,500	2.005%	(979,941)	(9,860)	(970,081)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D18)	12/20/25	1.000%(Q)	30,000	4.125%	$(3,822,289)	$(13,147)	$(3,809,142)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D18)	12/20/25	1.000%(Q)	5,000	4.341%	(680,274)	(2,191)	(678,083)	Morgan Stanley & Co. International PLC
Russian Federation (D18)	12/20/25	1.000%(Q)	15,000	0.909%	78,528	(6,574)	85,102	Morgan Stanley & Co. International PLC
State of Qatar (D18)	12/20/25	1.000%(Q)	5,000	0.409%	142,003	(2,465)	144,468	Morgan Stanley & Co. International PLC
United Mexican States (D18)	12/20/25	1.000%(Q)	30,000	0.837%	256,442	(13,147)	269,589	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D19)	12/20/25	1.000%(Q)	2,000	0.410%	56,587	(932)	57,519	Citibank, N.A.
Federation of Malaysia (D19)	12/20/25	1.000%(Q)	3,000	0.416%	83,828	(1,398)	85,226	Citibank, N.A.
Federative Republic of Brazil (D19)	12/20/25	1.000%(Q)	12,000	1.771%	(399,508)	(5,591)	(393,917)	Citibank, N.A.
Kingdom of Saudi Arabia (D19)	12/20/25	1.000%(Q)	2,000	0.595%	39,394	(932)	40,326	Citibank, N.A.
People’s Republic of China (D19)	12/20/25	1.000%(Q)	12,000	0.334%	381,634	(5,591)	387,225	Citibank, N.A.
Republic of Argentina (D19)	12/20/25	1.000%(Q)	5,000	17.419%	(2,500,335)	(2,329)	(2,498,006)	Citibank, N.A.
Republic of Chile (D19)	12/20/25	1.000%(Q)	2,000	0.465%	51,470	(932)	52,402	Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    159

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D19)	12/20/25	1.000%(Q)	5,000	1.153%	$(29,089)	$(2,329)	$(26,760)	Citibank, N.A.
Republic of Indonesia (D19)	12/20/25	1.000%(Q)	8,000	0.691%	121,814	(3,727)	125,541	Citibank, N.A.
Republic of Panama (D19)	12/20/25	1.000%(Q)	2,000	0.660%	33,401	(932)	34,333	Citibank, N.A.
Republic of Peru (D19)	12/20/25	1.000%(Q)	2,000	0.832%	17,584	(932)	18,516	Citibank, N.A.
Republic of Philippines (D19)	12/20/25	1.000%(Q)	2,000	0.419%	55,598	(932)	56,530	Citibank, N.A.
Republic of South Africa (D19)	12/20/25	1.000%(Q)	9,000	2.005%	(391,976)	(4,193)	(387,783)	Citibank, N.A.
Republic of Turkey (D19)	12/20/25	1.000%(Q)	12,000	4.125%	(1,528,915)	(5,591)	(1,523,324)	Citibank, N.A.
Republic of Ukraine (D19)	12/20/25	1.000%(Q)	2,000	4.341%	(272,110)	(932)	(271,178)	Citibank, N.A.
Russian Federation (D19)	12/20/25	1.000%(Q)	6,000	0.909%	31,411	(2,795)	34,206	Citibank, N.A.
State of Qatar (D19)	12/20/25	1.000%(Q)	2,000	0.409%	56,690	(932)	57,622	Citibank, N.A.
United Mexican States (D19)	12/20/25	1.000%(Q)	12,000	0.837%	102,577	(5,591)	108,168	Citibank, N.A.
Emirate of Abu Dhabi (D20)	12/20/25	1.000%(Q)	2,000	0.410%	56,587	(1,377)	57,964	Citibank, N.A.
Federation of Malaysia (D20)	12/20/25	1.000%(Q)	3,000	0.416%	83,828	(2,065)	85,893	Citibank, N.A.
Federative Republic of Brazil (D20)	12/20/25	1.000%(Q)	12,000	1.771%	(399,508)	(8,260)	(391,248)	Citibank, N.A.
Kingdom of Saudi Arabia (D20)	12/20/25	1.000%(Q)	2,000	0.595%	39,394	(1,377)	40,771	Citibank, N.A.

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D20)	12/20/25	1.000%(Q)	12,000	0.334%	$381,634	$(8,260)	$389,894	Citibank, N.A.
Republic of Argentina (D20)	12/20/25	1.000%(Q)	5,000	17.419%	(2,500,335)	(3,442)	(2,496,893)	Citibank, N.A.
Republic of Chile (D20)	12/20/25	1.000%(Q)	2,000	0.465%	51,470	(1,377)	52,847	Citibank, N.A.
Republic of Colombia (D20)	12/20/25	1.000%(Q)	5,000	1.153%	(29,089)	(3,442)	(25,647)	Citibank, N.A.
Republic of Indonesia (D20)	12/20/25	1.000%(Q)	8,000	0.691%	121,814	(5,507)	127,321	Citibank, N.A.
Republic of Panama (D20)	12/20/25	1.000%(Q)	2,000	0.660%	33,401	(1,377)	34,778	Citibank, N.A.
Republic of Peru (D20)	12/20/25	1.000%(Q)	2,000	0.832%	17,584	(1,377)	18,961	Citibank, N.A.
Republic of Philippines (D20)	12/20/25	1.000%(Q)	2,000	0.419%	55,598	(1,377)	56,975	Citibank, N.A.
Republic of South Africa (D20)	12/20/25	1.000%(Q)	9,000	2.005%	(391,976)	(6,195)	(385,781)	Citibank, N.A.
Republic of Turkey (D20)	12/20/25	1.000%(Q)	12,000	4.125%	(1,528,915)	(8,260)	(1,520,655)	Citibank, N.A.
Republic of Ukraine (D20)	12/20/25	1.000%(Q)	2,000	4.341%	(272,110)	(1,377)	(270,733)	Citibank, N.A.
Russian Federation (D20)	12/20/25	1.000%(Q)	6,000	0.909%	31,411	(4,130)	35,541	Citibank, N.A.
State of Qatar (D20)	12/20/25	1.000%(Q)	2,000	0.409%	56,690	(1,377)	58,067	Citibank, N.A.
United Mexican States (D20)	12/20/25	1.000%(Q)	12,000	0.837%	102,577	(8,260)	110,837	Citibank, N.A.
Emirate of Abu Dhabi (D21)	12/20/25	1.000%(Q)	4,000	0.410%	113,173	(2,753)	115,926	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    161

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D21)	12/20/25	1.000%(Q)	6,000	0.416%	$167,656	$(4,130)	$171,786	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D21)	12/20/25	1.000%(Q)	24,000	1.771%	(799,017)	(16,520)	(782,497)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D21)	12/20/25	1.000%(Q)	4,000	0.595%	78,788	(2,753)	81,541	Morgan Stanley & Co. International PLC
People’s Republic of China (D21)	12/20/25	1.000%(Q)	24,000	0.334%	763,268	(16,520)	779,788	Morgan Stanley & Co. International PLC
Republic of Argentina (D21)	12/20/25	1.000%(Q)	10,000	17.419%	(5,000,671)	(6,883)	(4,993,788)	Morgan Stanley & Co. International PLC
Republic of Chile (D21)	12/20/25	1.000%(Q)	4,000	0.465%	102,940	(2,753)	105,693	Morgan Stanley & Co. International PLC
Republic of Colombia (D21)	12/20/25	1.000%(Q)	10,000	1.153%	(58,178)	(6,883)	(51,295)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D21)	12/20/25	1.000%(Q)	16,000	0.691%	243,628	(11,014)	254,642	Morgan Stanley & Co. International PLC
Republic of Panama (D21)	12/20/25	1.000%(Q)	4,000	0.660%	66,802	(2,753)	69,555	Morgan Stanley & Co. International PLC
Republic of Peru (D21)	12/20/25	1.000%(Q)	4,000	0.832%	35,168	(2,753)	37,921	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D21)	12/20/25	1.000%(Q)	4,000	0.419%	$111,196	$(2,753)	$113,949	Morgan Stanley & Co. International PLC
Republic of South Africa (D21)	12/20/25	1.000%(Q)	18,000	2.005%	(783,952)	(12,390)	(771,562)	Morgan Stanley & Co. International PLC
Republic of Turkey (D21)	12/20/25	1.000%(Q)	24,000	4.125%	(3,057,831)	(16,520)	(3,041,311)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D21)	12/20/25	1.000%(Q)	4,000	4.341%	(544,219)	(2,753)	(541,466)	Morgan Stanley & Co. International PLC
Russian Federation (D21)	12/20/25	1.000%(Q)	12,000	0.909%	62,822	(8,260)	71,082	Morgan Stanley & Co. International PLC
State of Qatar (D21)	12/20/25	1.000%(Q)	4,000	0.409%	113,602	(2,974)	116,576	Morgan Stanley & Co. International PLC
United Mexican States (D21)	12/20/25	1.000%(Q)	24,000	0.837%	205,153	(16,520)	221,673	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D22)	12/20/25	1.000%(Q)	4,000	0.410%	113,173	(2,753)	115,926	Morgan Stanley & Co. International PLC
Federation of Malaysia (D22)	12/20/25	1.000%(Q)	6,000	0.416%	167,656	(4,130)	171,786	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D22)	12/20/25	1.000%(Q)	24,000	1.771%	(799,017)	(16,520)	(782,497)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    163

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Saudi Arabia (D22)	12/20/25	1.000%(Q)	4,000	0.595%	$78,788	$(2,753)	$81,541	Morgan Stanley & Co. International PLC
People’s Republic of China (D22)	12/20/25	1.000%(Q)	24,000	0.334%	763,268	(16,520)	779,788	Morgan Stanley & Co. International PLC
Republic of Argentina (D22)	12/20/25	1.000%(Q)	10,000	17.419%	(5,000,671)	(6,883)	(4,993,788)	Morgan Stanley & Co. International PLC
Republic of Chile (D22)	12/20/25	1.000%(Q)	4,000	0.465%	102,940	(2,753)	105,693	Morgan Stanley & Co. International PLC
Republic of Colombia (D22)	12/20/25	1.000%(Q)	10,000	1.153%	(58,178)	(6,883)	(51,295)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D22)	12/20/25	1.000%(Q)	16,000	0.691%	243,628	(11,014)	254,642	Morgan Stanley & Co. International PLC
Republic of Panama (D22)	12/20/25	1.000%(Q)	4,000	0.660%	66,802	(2,753)	69,555	Morgan Stanley & Co. International PLC
Republic of Peru (D22)	12/20/25	1.000%(Q)	4,000	0.832%	35,168	(2,753)	37,921	Morgan Stanley & Co. International PLC
Republic of Philippines (D22)	12/20/25	1.000%(Q)	4,000	0.419%	111,196	(2,753)	113,949	Morgan Stanley & Co. International PLC
Republic of South Africa (D22)	12/20/25	1.000%(Q)	18,000	2.005%	(783,952)	(12,390)	(771,562)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D22)	12/20/25	1.000%(Q)	24,000	4.125%	$(3,057,831)	$(16,520)	$(3,041,311)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D22)	12/20/25	1.000%(Q)	4,000	4.341%	(544,219)	(2,753)	(541,466)	Morgan Stanley & Co. International PLC
Russian Federation (D22)	12/20/25	1.000%(Q)	12,000	0.909%	62,822	(8,260)	71,082	Morgan Stanley & Co. International PLC
State of Qatar (D22)	12/20/25	1.000%(Q)	4,000	0.409%	113,602	(2,974)	116,576	Morgan Stanley & Co. International PLC
United Mexican States (D22)	12/20/25	1.000%(Q)	24,000	0.837%	205,153	(16,520)	221,673	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D23)	12/20/25	1.000%(Q)	2,000	0.410%	56,587	(1,433)	58,020	Citibank, N.A.
Federation of Malaysia (D23)	12/20/25	1.000%(Q)	3,000	0.416%	83,828	(2,149)	85,977	Citibank, N.A.
Federative Republic of Brazil (D23)	12/20/25	1.000%(Q)	12,000	1.771%	(399,508)	(8,596)	(390,912)	Citibank, N.A.
Kingdom of Saudi Arabia (D23)	12/20/25	1.000%(Q)	2,000	0.595%	39,394	(1,433)	40,827	Citibank, N.A.
People’s Republic of China (D23)	12/20/25	1.000%(Q)	12,000	0.334%	381,634	(8,596)	390,230	Citibank, N.A.
Republic of Argentina (D23)	12/20/25	1.000%(Q)	5,000	17.419%	(2,500,335)	(3,582)	(2,496,753)	Citibank, N.A.
Republic of Chile (D23)	12/20/25	1.000%(Q)	2,000	0.465%	51,470	(1,433)	52,903	Citibank, N.A.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    165

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D23)	12/20/25	1.000%(Q)	5,000	1.153%	$(29,089)	$(3,582)	$(25,507)	Citibank, N.A.
Republic of Indonesia (D23)	12/20/25	1.000%(Q)	8,000	0.691%	121,814	(5,730)	127,544	Citibank, N.A.
Republic of Panama (D23)	12/20/25	1.000%(Q)	2,000	0.660%	33,401	(1,433)	34,834	Citibank, N.A.
Republic of Peru (D23)	12/20/25	1.000%(Q)	2,000	0.832%	17,584	(1,433)	19,017	Citibank, N.A.
Republic of Philippines (D23)	12/20/25	1.000%(Q)	2,000	0.419%	55,598	(1,433)	57,031	Citibank, N.A.
Republic of South Africa (D23)	12/20/25	1.000%(Q)	9,000	2.005%	(391,976)	(6,447)	(385,529)	Citibank, N.A.
Republic of Turkey (D23)	12/20/25	1.000%(Q)	12,000	4.125%	(1,528,915)	(8,596)	(1,520,319)	Citibank, N.A.
Republic of Ukraine (D23)	12/20/25	1.000%(Q)	2,000	4.341%	(272,110)	(1,433)	(270,677)	Citibank, N.A.
Russian Federation (D23)	12/20/25	1.000%(Q)	6,000	0.909%	31,411	(4,298)	35,709	Citibank, N.A.
State of Qatar (D23)	12/20/25	1.000%(Q)	2,000	0.409%	56,690	(1,433)	58,123	Citibank, N.A.
United Mexican States (D23)	12/20/25	1.000%(Q)	12,000	0.837%	102,577	(8,596)	111,173	Citibank, N.A.
Emirate of Abu Dhabi (D24)	06/20/26	1.000%(Q)	2,000	0.465%	56,572	(2,166)	58,738	Morgan Stanley & Co. International PLC
Federation of Malaysia (D24)	06/20/26	1.000%(Q)	4,000	0.459%	113,843	(4,331)	118,174	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D24)	06/20/26	1.000%(Q)	12,000	1.896%	(512,174)	(12,993)	(499,181)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Saudi Arabia (D24)	06/20/26	1.000%(Q)	2,000	0.670%	$35,566	$(2,166)	$37,732	Morgan Stanley & Co. International PLC
People’s Republic of China (D24)	06/20/26	1.000%(Q)	12,000	0.376%	393,074	(12,993)	406,067	Morgan Stanley & Co. International PLC
Republic of Argentina (D24)	06/20/26	1.000%(Q)	2,000	17.501%	(1,049,113)	(2,166)	(1,046,947)	Morgan Stanley & Co. International PLC
Republic of Chile (D24)	06/20/26	1.000%(Q)	2,000	0.529%	49,962	(2,166)	52,128	Morgan Stanley & Co. International PLC
Republic of Colombia (D24)	06/20/26	1.000%(Q)	5,000	1.263%	(59,963)	(5,414)	(54,549)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D24)	06/20/26	1.000%(Q)	9,000	0.775%	111,792	(9,745)	121,537	Morgan Stanley & Co. International PLC
Republic of Panama (D24)	06/20/26	1.000%(Q)	2,000	0.731%	29,336	(2,166)	31,502	Morgan Stanley & Co. International PLC
Republic of Peru (D24)	06/20/26	1.000%(Q)	2,000	0.917%	10,535	(2,166)	12,701	Morgan Stanley & Co. International PLC
Republic of Philippines (D24)	06/20/26	1.000%(Q)	2,000	0.461%	56,782	(2,166)	58,948	Morgan Stanley & Co. International PLC
Republic of South Africa (D24)	06/20/26	1.000%(Q)	10,000	2.154%	(549,799)	(10,828)	(538,971)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    167

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D24)	06/20/26	1.000%(Q)	12,000	4.166%	$(1,688,402)	$(12,993)	$(1,675,409)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D24)	06/20/26	1.000%(Q)	2,000	4.405%	(301,791)	(2,166)	(299,625)	Morgan Stanley & Co. International PLC
Russian Federation (D24)	06/20/26	1.000%(Q)	6,000	0.999%	7,011	(6,497)	13,508	Morgan Stanley & Co. International PLC
State of Qatar (D24)	06/20/26	1.000%(Q)	2,000	0.464%	56,597	(2,166)	58,763	Morgan Stanley & Co. International PLC
United Mexican States (D24)	06/20/26	1.000%(Q)	12,000	0.942%	48,213	(12,993)	61,206	Morgan Stanley & Co. International PLC

					$(86,244,540)	$(2,246,032)	$(83,998,508)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.30.V3 (D01)	12/20/23	1.000%(Q)	79,900	$190,275	$81,306	$108,969	Barclays Bank PLC
CDX.EM.29.V3 (D02)	06/20/23	1.000%(Q)	141,000	(122,045)	(43,116)	(78,929)	Barclays Bank PLC
CDX.EM.29.V3 (D03)	06/20/23	1.000%(Q)	164,500	(142,386)	(36,707)	(105,679)	Barclays Bank PLC
CDX.EM.30.V3 (D04)	12/20/23	1.000%(Q)	329,000	783,486	(76,180)	859,666	Barclays Bank PLC
CDX.EM.29.V3 (D05)	06/20/23	1.000%(Q)	70,500	(61,023)	(2,136)	(58,887)	Barclays Bank PLC
CDX.EM.30.V3 (D06)	12/20/23	1.000%(Q)	141,000	335,780	55,416	280,364	Barclays Bank PLC
CDX.EM.30.V3 (D07)	12/20/23	1.000%(Q)	94,000	223,853	29,989	193,864	Citibank, N.A.
CDX.EM.30.V3 (D08)	12/20/23	1.000%(Q)	94,000	223,853	40,244	183,609	Citibank, N.A.
CDX.EM.33.V2 (D09)	06/20/25	1.000%(Q)	142,500	1,489,424	172,420	1,317,004	Citibank, N.A.
CDX.EM.33.V2 (D10)	06/20/25	1.000%(Q)	95,000	992,949	114,946	878,003	Citibank, N.A.
CDX.EM.34.V1 (D11)	12/20/25	1.000%(Q)	100,000	3,919,820	121,416	3,798,404	Citibank, N.A.

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**(cont’d.):
CDX.EM.34.V1 (D12)	12/20/25	1.000%(Q)	400,000	$15,701,503	$(380,137)	$16,081,640	Goldman Sachs International
CDX.EM.33.V2 (D13)	06/20/25	1.000%(Q)	95,000	995,588	(84,947)	1,080,535	Citibank, N.A.
CDX.EM.34.V1 (D14)	12/20/25	1.000%(Q)	100,000	3,925,376	(92,372)	4,017,748	Citibank, N.A.
CDX.EM.34.V1 (D15)	12/20/25	1.000%(Q)	150,000	5,888,064	3,272	5,884,792	Morgan Stanley & Co. International PLC
CDX.EM.34.V1 (D16)	12/20/25	1.000%(Q)	100,000	3,925,376	(68,276)	3,993,652	Morgan Stanley & Co. International PLC
CDX.EM.34.V1 (D17)	12/20/25	1.000%(Q)	100,000	3,925,376	(54,779)	3,980,155	Citibank, N.A.
CDX.EM.34.V1 (D18)	12/20/25	1.000%(Q)	250,000	9,813,439	(136,949)	9,950,388	Morgan Stanley & Co. International PLC
CDX.EM.34.V1 (D19)	12/20/25	1.000%(Q)	100,000	3,925,376	(52,071)	3,977,447	Citibank, N.A.
CDX.EM.34.V1 (D20)	12/20/25	1.000%(Q)	100,000	3,925,376	(30,287)	3,955,663	Citibank, N.A.
CDX.EM.34.V1 (D21)	12/20/25	1.000%(Q)	200,000	7,850,751	(60,575)	7,911,326	Morgan Stanley & Co. International PLC
CDX.EM.34.V1 (D22)	12/20/25	1.000%(Q)	200,000	7,850,751	(60,575)	7,911,326	Morgan Stanley & Co. International PLC
CDX.EM.34.V1 (D23)	12/20/25	1.000%(Q)	100,000	3,925,376	(27,550)	3,952,926	Citibank, N.A.
CDX.EM.35.V1 (D24)	06/20/26	1.000%(Q)	100,000	3,157,956	8,329	3,149,627	Morgan Stanley & Co. International PLC

				$82,644,294	$(579,319)	$83,223,613

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D24).

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Eskom Holdings SOC Ltd.	06/20/23	1.000%(Q)		15,000	$701,989	$869,006	$(167,017)	Goldman Sachs International
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	EUR	39,620	2,943,939	4,775,579	(1,831,640)	Deutsche Bank AG
General Electric Co.	12/20/21	1.000%(Q)		3,000	(18,674)	(10,472)	(8,202)	BNP Paribas S.A.
Petroleos Mexicanos	06/20/21	1.000%(Q)		13,500	(10,876)	8,072	(18,948)	Citibank, N.A.
Petroleos Mexicanos	12/20/21	1.000%(Q)		6,000	10,242	46,645	(36,403)	HSBC Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    169

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Petroleos Mexicanos	12/20/22	1.000%(Q)	17,000	$315,837	$273,068	$42,769	Citibank, N.A.
Petroleos Mexicanos	06/20/24	1.000%(Q)	17,000	979,439	1,260,842	(281,403)	Citibank, N.A.
Safeway, Inc.	03/20/23	5.000%(Q)	10,000	(878,941)	(811,630)	(67,311)	BNP Paribas S.A.
United Mexican States	06/20/23	1.000%(Q)	19,685	(297,560)	60,725	(358,285)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	19,445	(293,932)	152,022	(445,954)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	6,615	(99,993)	19,195	(119,188)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	6,450	(97,499)	56,470	(153,969)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	6,435	(97,272)	51,730	(149,002)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	3,210	(48,523)	9,897	(58,420)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	31,000	(473,589)	(333,187)	(140,402)	Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q)	26,000	(397,204)	(225,277)	(171,927)	Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q)	6,250	(95,134)	38,381	(133,515)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	5,745	(87,448)	29,465	(116,913)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	4,000	(60,886)	(12,363)	(48,523)	Citibank, N.A.

				$1,993,915	$6,258,168	$(4,264,253)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	152,900	0.425%	$748,456	$530,860	$217,596	Bank of America, N.A.
Cemex	06/20/24	5.000%(Q)	13,400	3.772%	559,450	724,934	(165,484)	Credit Suisse International
Enbridge, Inc.	06/20/21	1.000%(Q)	42,000	0.215%	95,663	39,697	55,966	Goldman Sachs International
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	45,000	3.468%	(2,749,695)	(4,590,238)	1,840,543	Deutsche Bank AG
Federative Republic of Brazil	06/20/21	1.000%(Q)	40,000	0.474%	76,468	36,334	40,134	Citibank, N.A.
Generalitat de Catalunya	12/20/25	1.000%(Q)	29,800	1.127%	(134,152)	(264,020)	129,868	Deutsche Bank AG
Hess Corp.	12/20/21	1.000%(Q)	12,500	0.383%	63,844	40,428	23,416	Goldman Sachs International

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
HSBC Bank PLC	12/20/21	1.000%(Q)	EUR 80,000	0.136%	$653,341	$493,975	$159,366	Morgan Stanley & Co. International PLC
Israel Electric Corp. Ltd.	12/20/21	1.000%(Q)	35,000	0.316%	194,182	(73,255)	267,437	Barclays Bank PLC
Israel Electric Corp. Ltd.	06/20/24	1.000%(Q)	ILS 200,000	0.641%	762,676	555,096	207,580	Deutsche Bank AG
Israel Electric Corp. Ltd.	12/20/24	1.000%(Q)	3,000	0.861%	18,598	28,078	(9,480)	Barclays Bank PLC
Kingdom of Saudi Arabia	06/20/21	1.000%(Q)	30,000	0.117%	70,840	26,583	44,257	HSBC Bank PLC
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)	92,000	0.187%	964,113	524,341	439,772	HSBC Bank PLC
Kingdom of Spain	06/20/21	1.000%(Q)	11,000	0.067%	27,363	9,823	17,540	Goldman Sachs International
Kingdom of Spain	12/20/25	1.000%(Q)	11,700	0.313%	384,232	212,865	171,367	JPMorgan Chase Bank, N.A.
Petroleos Mexicanos	06/20/21	1.000%(Q)	32,190	1.216%	27,723	(49,333)	77,056	Morgan Stanley & Co. International PLC
Petroleos Mexicanos	06/20/23	1.000%(Q)	16,410	2.414%	(469,201)	(449,849)	(19,352)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	16,205	2.414%	(463,340)	(533,248)	69,908	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	12,620	2.414%	(360,836)	(181,942)	(178,894)	Credit Suisse International
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,515	2.414%	(157,687)	(151,896)	(5,791)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,365	2.414%	(153,398)	(180,919)	27,521	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,360	2.414%	(153,255)	(177,475)	24,220	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,730	2.414%	(78,057)	(74,796)	(3,261)	Citibank, N.A.
Petroleos Mexicanos	12/20/23	1.000%(Q)	12,000	2.735%	(520,080)	(583,325)	63,245	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)	31,000	3.234%	(2,346,912)	(1,131,869)	(1,215,043)	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Total Return Bond Fund    171

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	12/20/24	1.000%(Q)	26,000	3.234%	$(1,968,378)	$(988,501)	$(979,877)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)	6,250	3.234%	(473,515)	(434,429)	(39,086)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	5,745	3.234%	(435,255)	(394,677)	(40,578)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	4,000	3.234%	(303,050)	(199,239)	(103,811)	Citibank, N.A.
Petroleos Mexicanos	06/20/25	1.000%(Q)	7,000	3.445%	(651,439)	(445,701)	(205,738)	Citibank, N.A.
Petroleos Mexicanos	12/20/28	1.000%(Q)	10,000	4.443%	(2,130,986)	(1,337,107)	(793,879)	Citibank, N.A.
Republic of Hungary	06/20/24	1.000%(Q)	25,000	0.336%	551,927	486,873	65,054	Citibank, N.A.
Republic of Hungary	12/20/24	1.000%(Q)	15,000	0.408%	340,742	294,972	45,770	Citibank, N.A.
Republic of Kazakhstan	12/20/21	1.000%(Q)	25,000	0.163%	163,524	113,268	50,256	HSBC Bank PLC
Republic of Kazakhstan	06/20/22	1.000%(Q)	5,000	0.201%	51,594	38,965	12,629	HSBC Bank PLC
Republic of Peru	12/20/21	1.000%(Q)	43,000	0.216%	266,622	214,745	51,877	Citibank, N.A.
Republic of Portugal	09/20/21	1.000%(Q)	13,500	0.036%	66,657	(12,013)	78,670	Morgan Stanley & Co. International PLC
Republic of Serbia	06/20/21	1.000%(Q)	16,000	0.339%	32,742	14,104	18,638	BNP Paribas S.A.
Republic of Serbia	12/20/25	1.000%(Q)	5,700	0.954%	18,586	(7,708)	26,294	BNP Paribas S.A.
Republic of Uruguay	06/20/21	1.000%(Q)	750	0.698%	1,154	(625)	1,779	Citibank, N.A.
State of Illinois	06/20/21	1.000%(Q)	5,000	0.974%	5,743	(1,602)	7,345	Citibank, N.A.
State of Illinois	12/20/21	1.000%(Q)	8,000	0.974%	10,247	(7,261)	17,508	Citibank, N.A.
State of Illinois	06/20/24	1.000%(Q)	30,010	1.267%	(206,625)	(238,761)	32,136	Citibank, N.A.
United Mexican States	12/20/23	1.000%(Q)	15,000	0.431%	243,048	(116,949)	359,997	Barclays Bank PLC

					$(7,356,326)	$(8,240,797)	$884,471

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	3,293,380	$(71,442,347)	$(85,477,890)	$(14,035,543)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.MADRID 1.4Y 30% - 100%	06/20/21	0.000%	317,618	*	$(8,709)	$(23,509)	$14,800	Citibank, N.A.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the

See Notes to Financial Statements.

PGIM Total Return Bond Fund    173

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at April 30, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements:
100,000	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(2,916,833)	$(2,916,833)
190,000	04/07/26	2.520%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,804,441)	(1,804,441)
41,130	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,537,735)	(1,537,735)
139,600	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(5,204,382)	(5,204,382)
47,490	04/09/31	2.435%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(616,852)	(616,852)
93,910	04/09/31	2.448%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,093,087)	(1,093,087)
92,105	04/13/31	2.445%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,083,615)	(1,083,615)
56,570	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(634,995)	(634,995)
55,195	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(612,386)	(612,386)

See Notes to Financial Statements.

Inflation swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements (cont’d):
44,945	04/15/31	2.460%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(447,638)	$(447,638)
86,980	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(819,276)	(819,276)

				$—	$(16,771,240)	$(16,771,240)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at April 30, 2021:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	270,800	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$(1,086)	$(6,493,299)	$(6,492,213)
AUD	64,640	01/18/31	1.073%(S)	6 Month BBSW(2)(S)	(1,396)	(2,881,699)	(2,880,303)
AUD	127,910	01/18/31	1.081%(S)	6 Month BBSW(2)(S)	26,917	(5,627,192)	(5,654,109)
AUD	245,320	03/19/31	1.800%(S)	6 Month BBSW(2)(S)	(26,871)	1,258,164	1,285,035
AUD	81,745	03/19/31	1.850%(S)	6 Month BBSW(2)(S)	(9,213)	718,304	727,517
BRL	948,728	01/02/25	5.903%(T)	1 Day BROIS(2)(T)	—	(2,758,732)	(2,758,732)
BRL	155,679	01/02/25	6.340%(T)	1 Day BROIS(2)(T)	—	(940,001)	(940,001)
BRL	1,236,498	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(7,292,487)	(7,292,487)
BRL	1,319,643	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(7,864,224)	(7,864,224)
BRL	255,532	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	1,145,149	1,145,149
BRL	283,704	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	1,367,754	1,367,754
BRL	35,418	01/04/27	6.455%(T)	1 Day BROIS(2)(T)	—	(272,892)	(272,892)
BRL	423,654	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	—	(4,389,917)	(4,389,917)
BRL	426,002	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(4,234,660)	(4,234,660)

See Notes to Financial Statements.

PGIM Total Return Bond Fund    175

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	746,638	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	$—	$(7,472,324)	$(7,472,324)
BRL	651,394	01/04/27	6.905%(T)	1 Day BROIS(2)(T)	—	(6,464,515)	(6,464,515)
BRL	232,214	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	(278,018)	(278,018)
BRL	56,209	01/02/29	7.190%(T)	1 Day BROIS(2)(T)	—	(828,384)	(828,384)
BRL	89,003	01/02/29	7.190%(T)	1 Day BROIS(2)(T)	—	(1,317,869)	(1,317,869)
BRL	83,932	01/02/29	7.193%(T)	1 Day BROIS(2)(T)	—	(1,242,371)	(1,242,371)
BRL	317,288	01/02/29	7.245%(T)	1 Day BROIS(2)(T)	—	(4,490,177)	(4,490,177)
CAD	463,845	01/14/26	0.875%(S)	3 Month CDOR(2)(S)	(4,019)	(7,601,043)	(7,597,024)
CAD	402,310	01/19/26	0.865%(S)	3 Month CDOR(2)(S)	(3,431)	(6,827,439)	(6,824,008)
CLP	19,200,000	01/21/26	1.566%(S)	1 Day CLOIS(2)(S)	—	(1,081,836)	(1,081,836)
CLP	30,000,000	01/22/26	1.570%(S)	1 Day CLOIS(2)(S)	—	(1,686,523)	(1,686,523)
CLP	43,500,000	01/22/26	1.580%(S)	1 Day CLOIS(2)(S)	—	(2,415,426)	(2,415,426)
CLP	12,600,000	02/04/26	1.645%(S)	1 Day CLOIS(2)(S)	—	(667,448)	(667,448)
CLP	4,000,000	01/18/31	2.700%(S)	1 Day CLOIS(2)(S)	—	(408,660)	(408,660)
CLP	14,400,000	01/20/31	2.625%(S)	1 Day CLOIS(2)(S)	—	(1,611,629)	(1,611,629)
CLP	1,900,000	01/29/31	2.570%(S)	1 Day CLOIS(2)(S)	—	(228,678)	(228,678)
CLP	3,300,000	01/21/33	2.805%(S)	1 Day CLOIS(2)(S)	—	(443,179)	(443,179)
CLP	16,500,000	01/26/33	2.860%(S)	1 Day CLOIS(2)(S)	—	(2,094,604)	(2,094,604)
CLP	6,700,000	01/28/33	2.820%(S)	1 Day CLOIS(2)(S)	—	(892,325)	(892,325)
CLP	2,700,000	01/20/36	2.955%(S)	1 Day CLOIS(2)(S)	—	(460,601)	(460,601)
CLP	5,500,000	01/21/36	2.930%(S)	1 Day CLOIS(2)(S)	—	(963,108)	(963,108)

See Notes to Financial Statements.

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CLP	2,700,000	01/22/36	2.965%(S)	1 Day CLOIS(2)(S)	$—	$(456,528)	$(456,528)
CNH	623,660	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rate(2)(Q)	1,374	849,558	848,184
CNH	1,716,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rate(2)(Q)	—	2,262,906	2,262,906
CNH	945,500	07/01/24	2.900%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(1,094)	1,225,848	1,226,942
CNH	375,000	08/09/24	2.705%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(743)	163,792	164,535
CNH	50,100	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(30)	76,549	76,579
CNH	200,000	10/11/24	2.880%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(376)	227,470	227,846
CNH	13,700	12/05/24	2.940%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(18)	21,265	21,283
COP	113,200,000	02/13/25	4.540%(Q)	1 Day COOIS(2)(Q)	—	793,296	793,296
COP	176,513,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	894,297	894,297
COP	55,000,000	02/20/25	4.540%(Q)	1 Day COOIS(2)(Q)	—	373,865	373,865
COP	150,000,000	01/20/26	3.060%(Q)	1 Day COOIS(2)(Q)	—	(2,271,191)	(2,271,191)
COP	14,760,000	01/20/26	3.085%(Q)	1 Day COOIS(2)(Q)	—	(220,680)	(220,680)
COP	25,000,000	01/21/26	3.055%(Q)	1 Day COOIS(2)(Q)	—	(380,756)	(380,756)
COP	73,700,000	01/22/26	3.050%(Q)	1 Day COOIS(2)(Q)	—	(1,129,016)	(1,129,016)
COP	28,200,000	02/13/27	4.770%(Q)	1 Day COOIS(2)(Q)	—	29,805	29,805
COP	53,420,000	09/21/27	3.680%(Q)	1 Day COOIS(2)(Q)	—	(1,001,760)	(1,001,760)
COP	80,000,000	01/22/28	3.525%(Q)	1 Day COOIS(2)(Q)	—	(1,882,802)	(1,882,802)

See Notes to Financial Statements.

PGIM Total Return Bond Fund    177

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
COP	124,700,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	$—	$(710,535)	$(710,535)
COP	87,251,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	(481,458)	(481,458)
COP	50,000,000	02/19/30	5.070%(Q)	1 Day COOIS(2)(Q)	—	(199,623)	(199,623)
COP	42,300,000	02/21/30	5.090%(Q)	1 Day COOIS(2)(Q)	—	(156,055)	(156,055)
COP	22,340,000	09/21/30	4.315%(Q)	1 Day COOIS(2)(Q)	—	(489,593)	(489,593)
EUR	268,055	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	(1,506,706)	(3,747,812)	(2,241,106)
GBP	68,465	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	269,446	(2,763,526)	(3,032,972)
GBP	75,055	05/08/25	1.000%(A)	1 Day SONIA(1)(A)	(209,393)	(3,470,900)	(3,261,507)
GBP	202,300	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(10,787,953)	(9,513,024)	1,274,929
GBP	34,000	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	(67,655)	(1,754,252)	(1,686,597)
GBP	4,000	05/08/28	1.100%(A)	1 Day SONIA(1)(A)	(20,705)	(224,878)	(204,173)
GBP	33,705	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(128,617)	(128,617)
GBP	24,915	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(217,938)	(1,382,742)	(1,164,804)
GBP	40,000	05/08/30	1.100%(A)	1 Day SONIA(1)(A)	(2,744,672)	(2,140,659)	604,013
GBP	114,200	05/08/31	1.150%(A)	1 Day SONIA(2)(A)	7,291,728	6,760,970	(530,758)
GBP	63,100	05/08/32	1.150%(A)	1 Day SONIA(1)(A)	(1,869,633)	(3,631,842)	(1,762,209)
GBP	29,445	05/08/39	1.250%(A)	1 Day SONIA(1)(A)	(3,114,118)	(2,317,609)	796,509
HUF	4,459,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	(993,012)	(993,012)
HUF	69,833,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	(15,372,054)	(15,372,054)
HUF	19,737,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	(3,286,372)	(3,286,372)

See Notes to Financial Statements.

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	1,239,740	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	$(2,866)	$84,380	$87,246
MXN	364,730	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,616)	(1,757,198)	(1,755,582)
MXN	692,000	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(930)	(3,620,322)	(3,619,392)
MXN	1,685,660	01/16/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(2,252)	(8,825,578)	(8,823,326)
MXN	1,920,000	01/21/31	5.500%(M)	28 Day Mexican Interbank Rate(2)(M)	(2,698)	(9,736,843)	(9,734,145)
MXN	976,310	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,670)	(5,541,121)	(5,539,451)
MXN	1,050,000	01/05/33	5.635%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,694)	(6,316,765)	(6,315,071)
MXN	1,080,000	01/10/33	5.680%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,789)	(6,315,463)	(6,313,674)
MXN	273,525	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,732)	(1,706,257)	(1,704,525)
NZD	95,800	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	(788,519)	(788,519)
NZD	60,880	01/19/31	1.090%(S)	3 Month BBR(2)(Q)	—	(2,706,385)	(2,706,385)
NZD	236,770	01/19/31	1.096%(S)	3 Month BBR(2)(Q)	107,507	(10,429,514)	(10,537,021)

See Notes to Financial Statements.

PGIM Total Return Bond Fund    179

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NZD	90,600	01/26/31	1.098%(S)	3 Month BBR(2)(Q)	$—	$(4,008,343)	$(4,008,343)
NZD	103,035	03/22/31	1.920%(S)	3 Month BBR(2)(Q)	—	817,571	817,571
PLN	391,650	01/19/31	1.200%(A)	6 Month WIBOR(2)(S)	32,025	(6,707,797)	(6,739,822)
PLN	697,220	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	(583,140)	(12,475,295)	(11,892,155)
PLN	254,590	03/16/31	1.760%(A)	6 Month WIBOR(2)(S)	188,780	(1,095,039)	(1,283,819)
	268,680	01/19/26	0.380%(A)	1 Day USOIS(1)(A)	—	3,851,842	3,851,842
	309,475	01/21/26	0.374%(A)	1 Day USOIS(1)(A)	—	4,559,328	4,559,328
	139,700	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(1,151,288)	(1,151,288)
	21,710	01/19/31	0.931%(A)	1 Day USOIS(1)(A)	—	906,552	906,552
	63,500	01/20/31	0.915%(A)	1 Day USOIS(1)(A)	—	2,747,971	2,747,971
	190,805	03/22/31	1.449%(A)	1 Day USOIS(1)(A)	—	(880,828)	(880,828)
ZAR	798,900	07/07/25	5.160%(Q)	3 Month JIBAR(1)(Q)	(38,731)	582,870	621,601
ZAR	714,700	12/17/25	4.855%(Q)	3 Month JIBAR(1)(Q)	(12,297)	1,616,536	1,628,833
ZAR	1,798,900	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	316,017	2,557,288	2,241,271
ZAR	1,784,300	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(499,957)	2,383,786	2,883,743
ZAR	912,400	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	23,314	1,735,234	1,711,920
ZAR	1,036,600	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(8,676)	2,918,661	2,927,337
ZAR	682,100	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(5,948)	2,113,873	2,119,821
ZAR	2,973,300	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	7,660,992	7,660,992
ZAR	379,200	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(6,881)	3,346,562	3,353,443
ZAR	307,400	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(1,230)	1,899,105	1,900,335

See Notes to Financial Statements.

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	1,359,800	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	$(25,520)	$12,843,520	$12,869,040
ZAR	312,800	06/12/30	7.250%(Q)	3 Month JIBAR(2)(Q)	(17,517)	(88,272)	(70,755)
ZAR	3,093,400	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(81,327)	(4,799,289)	(4,717,962)
ZAR	395,800	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	(10,505)	(513,221)	(502,716)
ZAR	1,346,800	01/15/31	6.765%(Q)	3 Month JIBAR(2)(Q)	(1,961,506)	(4,892,687)	(2,931,181)
ZAR	312,900	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	(6,687)	255,924	262,611

					$(15,607,111)	$(175,643,593)	$(160,036,482)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at April 30, 2021:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
IOS. FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	9,445	$(23,112)	$(25,980)	$ 2,868
IOS. FN30.500.10 Index(M)	1 Month LIBOR(M)	JPMorgan Securities LLC	1/12/41	863	(2,301)	(2,449)	148
The Bloomberg Barclays US CMBS: Erisa Eligible Index(M)	1 Month LIBOR minus 15 bps(M)	Barclays Bank PLC	5/01/21	17,766	155,670	—	155,670

					$130,257	$(28,429)	$158,686

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

See Notes to Financial Statements.

PGIM Total Return Bond Fund    181

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$12,664,376	$(17,524,294)	$125,337,567	$(129,318,758)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$—	$365,021,741
J.P. Morgan Securities LLC	36,389	282,116,400

Total	$36,389	$647,138,141

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$496,338,803	$—
Collateralized Loan Obligations	—	8,681,200,666	29,455,125
Consumer Loans	—	744,689,371	—
Credit Cards	—	41,760,201	—
Home Equity Loans	—	18,967,212	—
Other	—	384,711,725	—
Residential Mortgage-Backed Securities	—	269,302,855	—
Small Business Loan	—	5,109	—
Student Loans	—	750,215,482	—
Bank Loans	—	667,993,118	105,731,766
Certificate of Deposit	—	50,021,108	—
Commercial Mortgage-Backed Securities	—	7,674,768,831	—
Convertible Bond	—	75,073	—
Corporate Bonds	—	24,566,945,727	80,255,624
Municipal Bonds.	—	480,736,004	—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Residential Mortgage-Backed Securities	$—	$2,068,281,647	$488,202,907
Sovereign Bonds	—	5,230,619,495	—
U.S. Government Agency Obligations	—	720,436,985	—
U.S. Treasury Obligations	—	4,420,039,693	—
Common Stocks	72,483,946	401,294	—
Preferred Stocks	9,801,380	—	—
Warrants	—	83,287	—
Affiliated Mutual Funds	3,301,068,635	—	—
Options Purchased	—	1,495,025	—

Total	$3,383,353,961	$57,269,088,711	$703,645,422

Liabilities
Options Written	$—	$(2,245,849)	$—

Other Financial Instruments*
Assets
Futures Contracts	$38,434,780	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	45,533,739	—
OTC Cross Currency Exchange Contracts	—	96,569	—
OTC Packaged Credit Default Swap Agreements	—	118,636,143	—
OTC Credit Default Swap Agreements	—	11,350,981	—
Centrally Cleared Interest Rate Swap Agreements	—	67,271,901	—
OTC Total Return Swap Agreement	—	155,670	—

Total	$38,434,780	$243,045,003	$—

Liabilities
Futures Contracts.	$(92,624,054)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(121,604,937)	—
OTC Packaged Credit Default Swap Agreements	—	(122,236,389)	—
Centrally Cleared Credit Default Swap Agreement	—	(14,035,543)	—
OTC Credit Default Swap Agreements	—	(16,722,101)	—
Centrally Cleared Inflation Swap Agreements	—	(16,771,240)	—
Centrally Cleared Interest Rate Swap Agreements	—	(227,308,383)	—
OTC Total Return Swap Agreements	—	(25,413)	—

Total	$(92,624,054)	$(518,704,006)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    183

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Automobiles	Asset-Backed Securities- Collateralized Loan Obligations	Bank Loans	Corporate Bonds

Balance as of 10/31/20	$23,788,054	$—	$115,111,704	$23,005,750
Realized gain (loss)	—	—	892,616	296,788
Change in unrealized appreciation (depreciation)	—	660,275	15,690,990	(430,048)
Purchases/Exchanges/Issuances	—	28,794,850	2,658,337	73,107,500
Sales/Paydowns	—	—	(16,186,200)	(15,894,940)
Accrued discount/premium	—	—	10,886	170,574
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(23,788,054)	—	(12,446,567)	—

Balance as of 04/30/21	$—	$29,455,125	$105,731,766	$80,255,624

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$660,275	$15,600,592	$(425,187)

	Residential Mortgage-Backed Securities	Options Written	OTC Credit Default Swap Agreements

Balance as of 10/31/20	$661,508,835	$(32,730)	$(5,125)
Realized gain (loss)	—	1,435,000	1,272,467
Change in unrealized appreciation (depreciation)	1,616,569	(1,402,270)	—
Purchases/Exchanges/Issuances	361,050,000	—	—
Sales/Paydowns	(474,012,497)	—	(1,267,342)
Accrued discount/premium	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(61,960,000)	—	—

Balance as of 04/30/21	$488,202,907	$—	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$1,616,569	$—	$—

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2021	Valuation Methodology	Unobservable Inputs

Asset-Backed Securities-
Collateralized Loan
Obligations	$29,455,125	Market Approach	Single Broker Indicative Quote
Bank Loans	105,731,766	Market Approach	Discounted Yield Curve Spread
Corporate Bonds	73,107,500	Market Approach	Discounted Yield Curve Spread

See Notes to Financial Statements.

Level 3 Securities	Fair Value as of April 30, 2021	Valuation Methodology	Unobservable Inputs

Corporate Bonds	$7,148,124	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	488,202,907	Market Approach	Single Broker Indicative Quote

	$703,645,422

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels are as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic

Asset-Backed Securities- Automobiles	$23,788,054	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Bank Loans	$12,446,567	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Residential Mortgage-Backed Securities	$61,960,000	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2021 were as follows:

Collateralized Loan Obligations	14.6%
Commercial Mortgage-Backed Securities	12.8
Banks	10.9
Sovereign Bonds	8.8
U.S. Treasury Obligations	7.4
Affiliated Mutual Funds (2.4% represents investments purchased with collateral from securities on loan)	5.5
Residential Mortgage-Backed Securities	4.8
Pharmaceuticals	2.8
Electric	2.7
Telecommunications	2.6
Oil & Gas	2.5
Media	1.7
Pipelines	1.6
Healthcare-Services	1.5
Foods	1.4
Retail	1.3
Student Loans	1.3
Consumer Loans	1.2
U.S. Government Agency Obligations	1.2
Chemicals	1.1
Auto Manufacturers	0.9
Automobiles	0.8

Diversified Financial Services	0.8%
Commercial Services	0.8
Municipal Bonds	0.8
Semiconductors	0.8
Insurance	0.8
Multi-National	0.7
Aerospace & Defense	0.7
Transportation	0.7
Other	0.6
Airlines	0.6
Real Estate Investment Trusts (REITs)	0.6
Software	0.6
Healthcare-Products	0.5
Agriculture	0.4
Beverages	0.4
Miscellaneous Manufacturing	0.3
Machinery-Diversified	0.3
Computers	0.3
Iron/Steel	0.3
Entertainment	0.2
Gas	0.2
Lodging	0.2
Apparel	0.2
Real Estate	0.2

See Notes to Financial Statements.

PGIM Total Return Bond Fund    185

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Industry Classification (continued):

Auto Parts & Equipment	0.1%
Home Builders	0.1
Packaging & Containers	0.1
Mining	0.1
Oil, Gas & Consumable Fuels	0.1
Building Materials	0.1
Household Products/Wares	0.1
Engineering & Construction	0.1
Certificate of Deposit	0.1
Electrical Components & Equipment	0.1
Credit Cards	0.1
Internet	0.1
Machinery-Construction & Mining	0.0	*
Housewares	0.0	*
Forest Products & Paper	0.0	*
Leisure Time	0.0	*
Oil & Gas Services	0.0	*
Home Equity Loans	0.0	*
Holding Companies-Diversified	0.0	*
Electronics	0.0	*
Water	0.0	*

Capital Markets	0.0	*%
Savings & Loans	0.0	*
Biotechnology	0.0	*
Advertising	0.0	*
Options Purchased	0.0	*
Textiles	0.0	*
Office/Business Equipment	0.0	*
Distribution/Wholesale	0.0	*
Energy-Alternate Sources	0.0	*
Hotels, Restaurants & Leisure	0.0	*
Small Business Loan	0.0	*

	102.6
Options Written	(0.0	)*
Liabilities in excess of other assets	(2.6)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Credit contracts	—	$—	Due from/to broker-variation margin swaps	$14,035,543*
Credit contracts	Premiums paid for OTC swap agreements	12,664,376	Premiums received for OTC swap agreements Options written	17,495,865
Credit contracts	Unaffiliated investments	1,495,025	outstanding, at value	1,751,085

See Notes to Financial Statements.

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Unrealized appreciation on OTC swap agreements	$125,178,881		Unrealized depreciation on OTC swap agreements	$129,318,758
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	96,569		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	45,533,739		Unrealized depreciation on OTC forward foreign currency exchange contracts	121,604,937
Interest rate contracts	Due from/to broker-variation margin futures	38,434,780	*	Due from/to broker-variation margin futures	92,624,054	*
Interest rate contracts	Due from/to broker-variation margin swaps	67,271,901	*	Due from/to broker-variation margin swaps	244,079,623	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	28,429
Interest rate contracts		—		Options written outstanding, at value	494,764
Interest rate contracts	Unrealized appreciation on OTC swap agreements	158,686		—	—

		$290,833,957			$621,433,058

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward &Cross Currency Exchange Contracts	Swaps
Credit contracts	$(2,647,500)	$838,558	$—	$—	$201,948,730
Foreign exchange contracts	—	—	—	(34,032,550)	—
Interest rate contracts	31,089,074	1,435,000	(956,463,929)	—	22,126,112

Total	$28,441,574	$2,273,558	$(956,463,929)	$(34,032,550)	$224,074,842

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    187

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$(207,756)	$(790,682)	$—	$—	$(79,844,621)
Foreign exchange contracts	—	—	—	(105,997,991)	—
Interest rate contracts	(33,026,969)	(1,712,035)	209,715,534	—	(224,628,704)

Total	$(33,234,725)	$(2,502,717)	$209,715,534	$(105,997,991)	$(304,473,325)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2021, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)

$567,594	$1,511,228,332	$17,356,071,142	$30,697,110,956	$4,153,381,280

Forward Foreign Currency Exchange Contracts - Sold(3)	Cross Currency Exchange Contracts(4)	Inflation Swap Agreements(2)	Interest Rate Swap Agreements(2)

$9,439,551,451	$67,277,924	$409,551,667	$7,001,065,716

Credit Default Swap Agreements— Buy Protection(2)	Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)

$5,742,891,876	$6,856,469,750	$103,741,619

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date. (4) Value at Trade Date.

Average volume is based on average quarter end balances as noted for the six months ended April 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$1,384,735,406	$(1,384,735,406)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$1,590,808	$(2,251,166)	$(660,358)	$660,358	$—
Barclays Bank PLC	14,622,118	(32,310,742)	(17,688,624)	17,688,624	—
BNP Paribas S.A.	2,928,122	(15,080,887)	(12,152,765)	12,152,765	—
Citibank, N.A.	55,096,194	(54,753,561)	342,633	—	342,633
Credit Suisse International	1,921,407	(1,100,303)	821,104	(821,104)	—
Deutsche Bank AG	9,207,769	(13,092,536)	(3,884,767)	3,884,767	—
Goldman Sachs International	26,369,225	(29,227,927)	(2,858,702)	572,031	(2,286,671)
HSBC Bank PLC	4,452,667	(25,412,869)	(20,960,202)	20,960,202	—
JPMorgan Chase Bank, N.A.	7,680,765	(30,396,866)	(22,716,101)	22,479,108	(236,993)
JPMorgan Securities LLC	148	(2,449)	(2,301)	—	(2,301)
Morgan Stanley & Co. International PLC	59,420,679	(66,499,873)	(7,079,194)	7,079,194	—
Standard Chartered	492,799	—	492,799	—	492,799
The Toronto-Dominion Bank	75,849	—	75,849	(75,849)	—
UBS AG	1,268,726	(564,659)	704,067	—	704,067

	$185,127,276	$(270,693,838)	$(85,566,562)	$84,580,096	$(986,466)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    189

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2021

Assets

Investments at value, including securities on loan of $1,384,735,406:
Unaffiliated investments (cost $56,181,587,030)	$58,055,019,459
Affiliated investments (cost $3,293,148,085)	3,301,068,635
Cash	872,879
Foreign currency, at value (cost $17,359,208)	17,286,291
Dividends and interest receivable	375,663,954
Receivable for Fund shares sold	168,131,963
Receivable for investments sold	153,274,273
Unrealized appreciation on OTC swap agreements	125,337,567
Unrealized appreciation on OTC forward foreign currency exchange contracts	45,533,739
Premiums paid for OTC swap agreements	12,664,376
Due from broker—variation margin futures	6,711,302
Unrealized appreciation on OTC cross currency exchange contracts	96,569
Deposit with broker for centrally cleared/exchange-traded derivatives	36,389
Prepaid expenses and other assets	7,005,432

Total Assets	62,268,702,828

Liabilities

Payable to broker for collateral for securities on loan	1,413,753,841
Payable for investments purchased	556,428,336
Payable for Fund shares purchased	161,541,225
Unrealized depreciation on OTC swap agreements	129,318,758
Unrealized depreciation on OTC forward foreign currency exchange contracts	121,604,937
Management fee payable	18,028,803
Premiums received for OTC swap agreements	17,524,294
Due to broker—variation margin swaps	11,527,333
Accrued expenses and other liabilities	9,372,358
Dividends payable	8,683,350
Options written outstanding, at value (premiums received $4,112,237)	2,245,849
Distribution fee payable	1,416,658
Affiliated transfer agent fee payable	448,381
Affiliated shareholder servicing fees payable	5,259

Total Liabilities	2,451,899,382

Net Assets	$59,816,803,446

Net assets were comprised of:
Common stock, at par	$4,136,250
Paid-in capital in excess of par	59,957,990,533
Total distributable earnings (loss)	(145,323,337)

Net assets, April 30, 2021	$59,816,803,446

See Notes to Financial Statements.

Class A

Net asset value and redemption price per share, ($2,959,786,424 ÷ 204,127,244 shares of common stock issued and outstanding)	$14.50
Maximum sales charge (3.25% of offering price)	0.49

Maximum offering price to public	$14.99

Class C

Net asset value, offering price and redemption price per share, ($687,946,981 ÷ 47,493,213 shares of common stock issued and outstanding)	$14.49

Class R

Net asset value, offering price and redemption price per share, ($515,964,010 ÷ 35,514,270 shares of common stock issued and outstanding)	$14.53

Class Z

Net asset value, offering price and redemption price per share, ($32,096,907,147 ÷ 2,221,172,986 shares of common stock issued and outstanding)	$14.45

Class R2

Net asset value, offering price and redemption price per share, ($84,007,548 ÷ 5,808,357 shares of common stock issued and outstanding)	$14.46

Class R4

Net asset value, offering price and redemption price per share, ($120,520,826 ÷ 8,331,105 shares of common stock issued and outstanding)	$14.47

Class R6

Net asset value, offering price and redemption price per share, ($23,351,670,510 ÷ 1,613,802,346 shares of common stock issued and outstanding)	$14.47

See Notes to Financial Statements.

PGIM Total Return Bond Fund    191

Statement of Operations  (unaudited)

Six Months Ended April 30, 2021

Net Investment Income (Loss)

Income
Interest income	$883,614,678
Affiliated dividend income	5,110,423
Income from securities lending, net (including affiliated income of $864,777)	1,486,361
Unaffiliated dividend income	960,466

Total income	891,171,928

Expenses
Management fee	117,768,743
Distribution fee(a)	11,217,708
Shareholder servicing fees (including affiliated expense of $31,911)(a)	92,193
Transfer agent’s fees and expenses (including affiliated expense of $1,204,509)(a)	22,438,280
Custodian and accounting fees	2,010,003
Shareholders’ reports	811,581
Registration fees(a)	621,484
SEC registration fees	589,155
Directors’ fees	394,923
Legal fees and expenses	149,417
Audit fee	34,210
Miscellaneous	335,296

Total expenses	156,462,993
Less: Fee waiver and/or expense reimbursement(a)	(4,776,472)
Distribution fee waiver(a)	(655,661)

Net expenses	151,030,860

Net investment income (loss)	740,141,068

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $89,090)	117,909,580
Futures transactions	(956,463,929)
Forward and cross currency contract transactions	(34,032,550)
Options written transactions	2,273,558
Swap agreement transactions	224,074,842
Foreign currency transactions	77,499,686

(568,738,813)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(145,466))	(274,277,927)
Futures	209,715,534
Forward and cross currency contracts	(105,997,991)
Options written	(2,502,717)
Swap agreements	(304,473,325)
Foreign currencies	257,829

(477,278,597)

Net gain (loss) on investment and foreign currency transactions	(1,046,017,410)

See Notes to Financial Statements.

Net Increase (Decrease) In Net Assets Resulting From Operations	$(305,876,342)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	5,431,034	3,708,286	1,966,984	—	111,404	—	—
Shareholder servicing fees	—	—	—	—	40,105	52,088	—
Transfer agent’s fees and expenses	2,938,916	278,082	349,783	18,633,101	64,854	88,525	85,019
Registration fees	87,250	29,228	19,799	289,785	19,462	19,290	156,670
Fee waiver and/or expense reimbursement	(544,692)	(20,325)	(70,393)	(3,253,555)	(15,651)	(11,688)	(860,168)
Distribution fee waiver	—	—	(655,661)	—	—	—	—

See Notes to Financial Statements.

PGIM Total Return Bond Fund    193

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2021	Year Ended October 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$740,141,068	$1,493,501,139
Net realized gain (loss) on investment and foreign currency transactions	(568,738,813)	(743,984,965)
Affiliated net capital gain distributions received	—	1,027,419
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(477,278,597)	1,816,056,244

Net increase (decrease) in net assets resulting from operations	(305,876,342)	2,566,599,837

Dividends and Distributions
Distributions from distributable earnings
Class A	(53,921,254)	(289,103,385)
Class B	—	(341,096)
Class C	(6,533,648)	(39,691,753)
Class R	(5,821,608)	(32,201,581)
Class Z	(455,910,909)	(1,867,463,053)
Class R2	(1,042,131)	(4,695,378)
Class R4	(1,570,921)	(5,260,220)
Class R6	(319,400,886)	(1,331,905,013)

	(844,201,357)	(3,570,661,479)

Tax return of capital distributions
Class A	—	(2,018,933)
Class B	—	(2,382)
Class C	—	(277,185)
Class R	—	(224,878)
Class Z	—	(13,041,298)
Class R2	—	(32,790)
Class R4	—	(36,734)
Class R6	—	(9,301,266)

	—	(24,935,466)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	11,689,987,680	27,196,793,087
Net asset value of shares issued in reinvestment of dividends and distributions	789,856,706	3,382,876,540
Cost of shares purchased	(12,286,854,704)	(18,704,807,669)

Net increase (decrease) in net assets from Fund share transactions	192,989,682	11,874,861,958

Total increase (decrease)	(957,088,017)	10,845,864,850

Net Assets:

Beginning of period	60,773,891,463	49,928,026,613

End of period	$59,816,803,446	$60,773,891,463

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 17 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company currently consists of two series: PGIM Short Duration Multi-Sector Bond Fund and PGIM Total Return Bond Fund, each of which are diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Total Return Bond Fund (the “Fund”).

The investment objective of the Fund is to seek total return.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

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of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

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(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker

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an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment

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risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Company, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

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Warrants and Rights: The Fund held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income and PGIM Limited (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of the subadvisers.

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The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.44% of the Fund’s average daily net assets up to $1 billion, 0.42% of such assets from $1 billion to $3 billion, 0.40% of such assets from $3 billion to $5 billion, 0.39% of such assets from $5 billion to $10 billion, 0.38% of such assets from $10 billion to $50 billion, 0.37% of such assets from $50 billion to $100 billion and 0.36% of such assets in excess of $100 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.38% for the reporting period ended April 30, 2021.

The Manager has contractually agreed, through February 28, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.76% of average daily net assets for Class A shares, 1.51% of average daily net assets for Class C shares, 1.01% of average daily net assets for Class R shares, 0.49% of average daily net assets for Class Z shares, 0.89% of average daily net assets for Class R2 shares, 0.64% of average daily net assets for Class R4 shares, and 0.39% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through February 28, 2022 to limit such fees to 0.50% of the average daily net assets of the Class R shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 or Class R6 shares of the Fund.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

For the reporting period ended April 30, 2021, PIMS received $2,056,021 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2021, PIMS received $43,895 and $61,070 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Fund also invests in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”), a series of Prudential Investment Portfolios 2 (together with PGIM Core Ultra Short Bond Fund, the “Core Funds”) registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated

PGIM Total Return Bond Fund    207

Notes to Financial Statements  (unaudited) (continued)

investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2021, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2021, were $10,967,950,859 and $12,070,041,499, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Short-Term Bond Fund (wc)
$ 647,504,673	$3,070,020	$—	$702,005	$—	$651,276,698	70,637,386	$3,579,715

PGIM Core Ultra Short Bond Fund (1)(wc)
1,263,838,708	7,823,236,135	7,852,759,530	—	—	1,234,315,313	1,234,315,313	1,530,708

PGIM Institutional Money Market Fund (1)(b)(wc)
4,822,847,793	2,558,555,892	5,965,168,680	(847,471)	89,090	1,415,476,624	1,416,184,717	864,777	(2)
$6,734,191,174	$10,384,862,047	$13,817,928,210	$(145,466)	$89,090	$3,301,068,635		$5,975,200

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wc)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2021 were as follows:

Tax Basis	$59,991,392,347

Gross Unrealized Appreciation	2,278,975,388
Gross Unrealized Depreciation	(1,246,373,767)

Net Unrealized Appreciation	$1,032,601,621

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2020 of approximately $712,249,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

PGIM Total Return Bond Fund    209

Notes to Financial Statements  (unaudited) (continued)

The Company is authorized to issue 50.5 billion shares of common stock, $0.001 par value per share, 47.175 billion of which are designated as shares of the Fund. The shares are currently classified and designated as follows:

Class A	2,200,000,000
Class B	5,000,000
Class C	500,000,000
Class R	500,000,000
Class Z	23,000,000,000
Class T	470,000,000
Class R2	400,000,000
Class R4	400,000,000
Class R6	19,700,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of April 30, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	18,562	0.1%
Class R	19,320,600	54.4%
Class Z	8,745,161	0.4%
Class R2	361	0.1%
Class R6	32,749,923	2.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	5	52.6%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2021:
Shares sold	39,660,489	$585,282,464
Shares issued in reinvestment of dividends and distributions	3,368,705	50,052,429
Shares purchased	(182,769,663)	(2,689,821,333)

Net increase (decrease) in shares outstanding before conversion	(139,740,469)	(2,054,486,440)
Shares issued upon conversion from other share class(es)	5,690,652	84,578,155
Shares purchased upon conversion into other share class(es)	(4,654,519)	(68,712,511)

Net increase (decrease) in shares outstanding	(138,704,336)	$(2,038,620,796)

Year ended October 31, 2020:
Shares sold	103,933,502	$1,525,857,823
Shares issued in reinvestment of dividends and distributions	18,825,958	274,189,077
Shares purchased	(63,487,867)	(922,661,788)

Net increase (decrease) in shares outstanding before conversion	59,271,593	877,385,112
Shares issued upon conversion from other share class(es)	7,097,975	104,575,010
Shares purchased upon conversion into other share class(es)	(4,671,035)	(68,539,906)

Net increase (decrease) in shares outstanding	61,698,533	$913,420,216

Class B
Period ended June 26, 2020*:
Shares sold	29,535	$435,708
Shares issued in reinvestment of dividends and distributions	20,476	296,664
Shares purchased	(82,947)	(1,200,640)

Net increase (decrease) in shares outstanding before conversion	(32,936)	(468,268)
Shares purchased upon conversion into other share class(es)	(541,470)	(7,944,573)

Net increase (decrease) in shares outstanding	(574,406)	$(8,412,841)

Class C
Six months ended April 30, 2021:
Shares sold	4,506,644	$66,936,034
Shares issued in reinvestment of dividends and distributions	408,089	6,039,712
Shares purchased	(5,232,743)	(77,036,856)

Net increase (decrease) in shares outstanding before conversion	(318,010)	(4,061,110)
Shares purchased upon conversion into other share class(es)	(3,985,021)	(59,182,622)

Net increase (decrease) in shares outstanding	(4,303,031)	$(63,243,732)

Year ended October 31, 2020:
Shares sold	17,098,631	$251,383,886
Shares issued in reinvestment of dividends and distributions	2,509,224	36,453,383
Shares purchased	(7,850,311)	(114,201,458)

Net increase (decrease) in shares outstanding before conversion	11,757,544	173,635,811
Shares issued upon conversion from other share class(es)	2,956	43,985
Shares purchased upon conversion into other share class(es)	(3,964,426)	(58,596,861)

Net increase (decrease) in shares outstanding	7,796,074	$115,082,935

PGIM Total Return Bond Fund    211

Notes to Financial Statements  (unaudited) (continued)

Class R	Shares	Amount
Six months ended April 30, 2021:
Shares sold	4,575,079	$68,029,988
Shares issued in reinvestment of dividends and distributions	390,369	5,788,988
Shares purchased	(4,791,566)	(71,063,755)

Net increase (decrease) in shares outstanding before conversion	173,882	2,755,221
Shares purchased upon conversion into other share class(es)	(1,405)	(21,147)

Net increase (decrease) in shares outstanding	172,477	$2,734,074

Year ended October 31, 2020:
Shares sold	7,643,121	$112,538,336
Shares issued in reinvestment of dividends and distributions	2,209,717	32,212,662
Shares purchased	(10,245,251)	(147,767,106)

Net increase (decrease) in shares outstanding before conversion	(392,413)	(3,016,108)
Shares issued upon conversion from other share class(es)	228	3,304
Shares purchased upon conversion into other share class(es)	(10,115)	(150,266)

Net increase (decrease) in shares outstanding	(402,300)	$(3,163,070)

Class Z
Six months ended April 30, 2021:
Shares sold	417,576,894	$6,169,005,948
Shares issued in reinvestment of dividends and distributions	28,823,608	424,992,973
Shares purchased	(457,662,623)	(6,707,217,454)

Net increase (decrease) in shares outstanding before conversion	(11,262,121)	(113,218,533)
Shares issued upon conversion from other share class(es)	4,566,041	66,991,588
Shares purchased upon conversion into other share class(es)	(3,191,439)	(47,192,575)

Net increase (decrease) in shares outstanding	(9,887,519)	$(93,419,520)

Year ended October 31, 2020:
Shares sold	1,043,314,174	$15,258,110,444
Shares issued in reinvestment of dividends and distributions	120,804,549	1,753,529,720
Shares purchased	(642,928,044)	(9,274,736,104)

Net increase (decrease) in shares outstanding before conversion	521,190,679	7,736,904,060
Shares issued upon conversion from other share class(es)	6,471,262	94,710,051
Shares purchased upon conversion into other share class(es)	(12,409,928)	(183,863,440)

Net increase (decrease) in shares outstanding	515,252,013	$7,647,750,671

Class R2
Six months ended April 30, 2021:
Shares sold	923,769	$13,722,501
Shares issued in reinvestment of dividends and distributions	70,463	1,040,134
Shares purchased	(1,129,266)	(16,592,365)

Net increase (decrease) in shares outstanding	(135,034)	$(1,829,730)

Year ended October 31, 2020:
Shares sold	4,867,341	$71,431,836
Shares issued in reinvestment of dividends and distributions	325,569	4,726,982
Shares purchased	(2,371,853)	(34,394,943)

Net increase (decrease) in shares outstanding before conversion	2,821,057	41,763,875
Shares purchased upon conversion into other share class(es)	(15,393)	(218,705)

Net increase (decrease) in shares outstanding	2,805,664	$41,545,170

Class R4	Shares	Amount
Six months ended April 30, 2021:
Shares sold	1,982,407	$29,404,548
Shares issued in reinvestment of dividends and distributions	83,483	1,232,622
Shares purchased	(2,004,821)	(29,628,721)

Net increase (decrease) in shares outstanding	61,069	$1,008,449

Year ended October 31, 2020:
Shares sold	6,812,637	$99,153,767
Shares issued in reinvestment of dividends and distributions	275,745	4,013,542
Shares purchased	(2,773,464)	(39,925,199)

Net increase (decrease) in shares outstanding before conversion	4,314,918	63,242,110
Shares purchased upon conversion into other share class(es)	(361)	(5,022)

Net increase (decrease) in shares outstanding	4,314,557	$63,237,088

Class R6
Six months ended April 30, 2021:
Shares sold	322,050,422	$4,757,606,197
Shares issued in reinvestment of dividends and distributions	20,379,259	300,709,848
Shares purchased	(183,183,246)	(2,695,494,220)

Net increase (decrease) in shares outstanding before conversion	159,246,435	2,362,821,825
Shares issued upon conversion from other share class(es)	2,165,938	32,251,735
Shares purchased upon conversion into other share class(es)	(586,289)	(8,712,623)

Net increase (decrease) in shares outstanding	160,826,084	$2,386,360,937

Year ended October 31, 2020:
Shares sold	681,386,274	$9,877,881,287
Shares issued in reinvestment of dividends and distributions	87,897,565	1,277,454,510
Shares purchased	(563,214,219)	(8,169,920,431)

Net increase (decrease) in shares outstanding before conversion	206,069,620	2,985,415,366
Shares issued upon conversion from other share class(es)	8,500,803	126,728,715
Shares purchased upon conversion into other share class(es)	(455,994)	(6,742,292)

Net increase (decrease) in shares outstanding	214,114,429	$3,105,401,789

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

8.	Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

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Notes to Financial Statements  (unaudited) (continued)

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2021.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Bond Obligations Risk: As with credit risk, market risk and interest rate risk, the Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any

PGIM Total Return Bond Fund    215

Notes to Financial Statements  (unaudited) (continued)

phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Fund as well as loan facilities used by a Fund. As such, the potential impact of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Total Return Bond Fund    217

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2021

			Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.76		$ 15.06	$13.86	$14.58	$14.66	$14.26
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.35	0.42	0.38	0.36	0.37
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.24)		0.30	1.32	(0.68)	0.09	0.41
Total from investment operations	(0.08)		0.65	1.74	(0.30)	0.45	0.78
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.44)	(0.54)	(0.42)	(0.36)	(0.38)
Tax return of capital distributions	-		(0.01)	-	-	(0.02)	-
Distributions from net realized gains	-		(0.50)	-	-	(0.15)	- (b)
Total dividends and distributions	(0.18)		(0.95)	(0.54)	(0.42)	(0.53)	(0.38)
Net asset value, end of period	$14.50		$ 14.76	$15.06	$13.86	$14.58	$14.66
Total Return(c):	(0.55)%		4.64%	12.73%	(2.06)%	3.22%	5.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,959,786		$5,060,608	$4,234,747	$3,733,255	$3,585,778	$3,756,821
Average net assets (000)	$4,380,834		$4,694,599	$3,918,464	$3,643,673	$3,394,567	$3,281,321
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.76	%(f)	0.76%	0.76%	0.76%	0.76%	0.79%
Expenses before waivers and/or expense reimbursement	0.79	%(f)	0.80%	0.81%	0.81%	0.80%	0.82%
Net investment income (loss)	2.13	%(f)	2.40%	2.90%	2.66%	2.52%	2.55%
Portfolio turnover rate(g)	22%		53%	45%	56%	95%	102%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended April 30, 2021

			Year Ended October 31,
			2020	2019	2018	2017	2016

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.74		$15.05	$13.85	$14.57	$14.65	$14.24
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.25	0.31	0.27	0.25	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.22)		0.29	1.32	(0.67)	0.09	0.43
Total from investment operations	(0.12)		0.54	1.63	(0.40)	0.34	0.69
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.34)	(0.43)	(0.32)	(0.26)	(0.28)
Tax return of capital distributions	-		(0.01)	-	-	(0.01)	-
Distributions from net realized gains	-		(0.50)	-	-	(0.15)	- (b)
Total dividends and distributions	(0.13)		(0.85)	(0.43)	(0.32)	(0.42)	(0.28)
Net asset value, end of period	$14.49		$14.74	$15.05	$13.85	$14.57	$14.65
Total Return(c):	(0.84)%		3.82%	11.92%	(2.79)%	2.45%	4.87%

Ratios/Supplemental Data:
Net assets, end of period (000)	$687,947		$763,705	$662,038	$535,827	$573,277	$583,752
Average net assets (000)	$747,804		$727,885	$569,236	$579,915	$559,226	$495,322
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.47	%(f)	1.48%	1.49%	1.51%	1.51%	1.54%
Expenses before waivers and/or expense reimbursement	1.48	%(f)	1.49%	1.50%	1.51%	1.54%	1.57%
Net investment income (loss)	1.42	%(f)	1.69%	2.16%	1.91%	1.77%	1.80%
Portfolio turnover rate(g)	22%		53%	45%	56%	95%	102%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    219

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30, 2021

			Year Ended October 31,
			2020	2019	2018	2017	2016

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.79		$15.09	$13.89	$14.61	$14.69	$14.28
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.32	0.38	0.34	0.33	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.24)		0.30	1.32	(0.67)	0.09	0.43
Total from investment operations	(0.10)		0.62	1.70	(0.33)	0.42	0.76
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.41)	(0.50)	(0.39)	(0.33)	(0.35)
Tax return of capital distributions	-		(0.01)	-	-	(0.02)	-
Distributions from net realized gains	-		(0.50)	-	-	(0.15)	- (b)
Total dividends and distributions	(0.16)		(0.92)	(0.50)	(0.39)	(0.50)	(0.35)
Net asset value, end of period	$14.53		$14.79	$15.09	$13.89	$14.61	$14.69
Total Return(c):	(0.67)%		4.37%	12.43%	(2.30)%	2.96%	5.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$515,964		$522,645	$539,421	$584,288	$665,420	$611,599
Average net assets (000)	$528,876		$522,378	$553,588	$631,868	$645,580	$573,999
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.01	%(f)	1.01%	1.01%	1.01%	1.01%	1.04%
Expenses before waivers and/or expense reimbursement	1.29	%(f)	1.29%	1.30%	1.31%	1.30%	1.32%
Net investment income (loss)	1.88	%(f)	2.17%	2.65%	2.39%	2.26%	2.30%
Portfolio turnover rate(g)	22%		53%	45%	56%	95%	102%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares
	Six Months Ended April 30, 2021

			Year Ended October 31,
			2020	2019	2018	2017	2016

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.71		$ 15.01	$13.82	$14.53	$14.61	$14.21
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.39	0.45	0.41	0.40	0.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.24)		0.30	1.32	(0.66)	0.09	0.42
Total from investment operations	(0.06)		0.69	1.77	(0.25)	0.49	0.82
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.48)	(0.58)	(0.46)	(0.40)	(0.42)
Tax return of capital distributions	-		(0.01)	-	-	(0.02)	-
Distributions from net realized gains	-		(0.50)	-	-	(0.15)	- (b)
Total dividends and distributions	(0.20)		(0.99)	(0.58)	(0.46)	(0.57)	(0.42)
Net asset value, end of period	$14.45		$14.71	$15.01	$13.82	$14.53	$14.61
Total Return(c):	(0.43)%		4.93%	12.98%	(1.75)%	3.49%	5.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$32,096,907		$32,816,831	$25,755,393	$16,338,122	$13,078,005	$10,510,479
Average net assets (000)	$33,588,200		$29,367,898	$20,181,162	$15,388,327	$10,926,746	$7,230,649
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.49	%(f)	0.49%	0.50%	0.51%	0.51%	0.54%
Expenses before waivers and/or expense reimbursement	0.51	%(f)	0.52%	0.53%	0.53%	0.55%	0.57%
Net investment income (loss)	2.40	%(f)	2.67%	3.14%	2.93%	2.78%	2.81%
Portfolio turnover rate(g)	22%		53%	45%	56%	95%	102%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    221

Financial Highlights (unaudited) (continued)

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R2 Shares
	Six Months Ended April 30, 2021
					December 27, 2017(a)
			Year Ended October 31,		through October 31,
			2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.72		$15.02	$13.83	$14.58
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.33	0.40	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.24)		0.30	1.31	(0.72)
Total from investment operations	(0.09)		0.63	1.71	(0.40)
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.42)	(0.52)	(0.35)
Tax return of capital distributions	-		(0.01)	-	-
Distributions from net realized gains	-		(0.50)	-	-
Total dividends and distributions	(0.17)		(0.93)	(0.52)	(0.35)
Net asset value, end of period	$14.46		$14.72	$15.02	$13.83
Total Return(c):	(0.62)%		4.44%	12.60%	(2.79)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$84,008		$87,499	$47,143	$21,575
Average net assets (000)	$89,862		$77,134	$35,563	$5,595
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.89	%(e)	0.89%	0.90%	0.91	%(e)
Expenses before waivers and/or expense reimbursement	0.93	%(e)	0.96%	1.02%	1.18	%(e)
Net investment income (loss)	2.00	%(e)	2.27%	2.74%	2.76	%(e)
Portfolio turnover rate(f)	22%		53%	45%	56%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    223

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended April 30, 2021
					December 27, 2017(a)
			Year Ended October 31,		through October 31,
			2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.73		$15.02	$13.83	$14.58
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.37	0.43	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.23)		0.31	1.32	(0.72)
Total from investment operations	(0.07)		0.68	1.75	(0.37)
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.46)	(0.56)	(0.38)
Tax return of capital distributions	-		(0.01)	-	-
Distributions from net realized gains	-		(0.50)	-	-
Total dividends and distributions	(0.19)		(0.97)	(0.56)	(0.38)
Net asset value, end of period	$14.47		$14.73	$15.02	$13.83
Total Return(c):	(0.50)%		4.77%	12.89%	(2.59)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$120,521		$121,778	$59,430	$2,628
Average net assets (000)	$122,456		$99,194	$33,085	$644
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.64	%(e)	0.64%	0.64%	0.66	%(e)
Expenses before waivers and/or expense reimbursement	0.66	%(e)	0.70%	0.74%	4.10	%(e)
Net investment income (loss)	2.25	%(e)	2.50%	2.96%	3.01	%(e)
Portfolio turnover rate(f)	22%		53%	45%	56%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended April 30, 2021

			Year Ended October 31,
			2020	2019	2018	2017	2016

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.73		$ 15.03	$13.83	$14.55	$14.64	$14.23
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.41	0.47	0.43	0.41	0.42
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.23)		0.30	1.32	(0.68)	0.08	0.42
Total from investment operations	(0.05)		0.71	1.79	(0.25)	0.49	0.84
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.50)	(0.59)	(0.47)	(0.41)	(0.43)
Tax return of capital distributions	-		(0.01)	-	-	(0.02)	-
Distributions from net realized gains	-		(0.50)	-	-	(0.15)	- (b)
Total dividends and distributions	(0.21)		(1.01)	(0.59)	(0.47)	(0.58)	(0.43)
Net asset value, end of period	$14.47		$ 14.73	$15.03	$13.83	$14.55	$14.64
Total Return(c):	(0.37)%		5.03%	13.16%	(1.72)%	3.51%	6.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,351,671		$21,400,826	$18,621,201	$14,144,566	$10,569,356	$3,590,469
Average net assets (000)	$22,755,334		$20,511,616	$15,985,664	$12,419,952	$7,326,262	$2,835,235
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.39	%(f)	0.39%	0.40%	0.41%	0.42%	0.44%
Expenses before waivers and/or expense reimbursement	0.40	%(f)	0.41%	0.41%	0.41%	0.42%	0.45%
Net investment income (loss)	2.50	%(f)	2.78%	3.26%	3.03%	2.86%	2.91%
Portfolio turnover rate(g)	22%		53%	45%	56%	95%	102%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

PGIM Total Return Bond Fund    225

Financial Highlights (unaudited) (continued)

(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Company’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Total Return Bond Fund	227

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income PGIM Limited	655 Broad Street Newark, NJ 07102 Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Total Return Bond Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM TOTAL RETURN BOND FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6
NASDAQ	PDBAX	PDBCX	DTBRX	PDBZX	PDBRX	PDBSX	PTRQX
CUSIP	74440B108	74440B306	74440B801	74440B405	74440B819	74440B793	74440B884

MF166E2

PGIM SHORT DURATION MULTI-SECTOR BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Short Duration Multi-Sector Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Short Duration Multi-Sector Bond Fund

June 15, 2021

PGIM Short Duration Multi-Sector Bond Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	1.56	3.73	2.44	2.13 (12/23/13)
Class C	1.12	4.18	2.11	1.67 (12/23/13)
Class Z	1.68	6.50	3.27	2.77 (12/23/13)
Class R6	1.72	6.47	3.27	2.78 (12/23/13)
Bloomberg Barclays US Government/Credit 1-3 Year Index
	0.23	1.02	1.99	1.70

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	2.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

Bloomberg Barclays US Government/Credit 1-3 Year Index—The Bloomberg Barclays US Government/Credit 1–3 Year Index is an unmanaged index considered representative of the performance of short-term US corporate bonds and US government bonds with maturities from one to three years.

4	Visit our website at pgim.com/investments

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Distributions and Yields as of 4/30/21
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.12	1.34	1.32
Class C	0.08	0.51	0.49
Class Z	0.13	1.62	1.57
Class R6	0.13	1.69	1.66

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 4/30/21 (%)
AAA	43.5
AA	5.8
A	7.7
BBB	11.6
BB	13.6
B	4.2
CCC	1.5
CC	0.1
Not Rated	8.2
Cash/Cash Equivalents	3.8
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

PGIM Short Duration Multi-Sector Bond Fund	5

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

6	Visit our website at pgim.com/investments

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Short Duration Multi-Sector Bond Fund		Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,015.60	0.64%	$3.20
	Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21
Class C	Actual	$1,000.00	$1,011.20	1.52%	$7.58
	Hypothetical	$1,000.00	$1,017.26	1.52%	$7.60
Class Z	Actual	$1,000.00	$1,016.80	0.39%	$1.95
	Hypothetical	$1,000.00	$1,022.86	0.39%	$1.96
Class R6	Actual	$1,000.00	$1,017.20	0.32%	$1.60
	Hypothetical	$1,000.00	$1,023.21	0.32%	$1.61

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2021, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Short Duration Multi-Sector Bond Fund	7

Schedule of Investments  (unaudited)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 95.1%

ASSET-BACKED SECURITIES 26.1%

Automobiles 1.3%
AmeriCredit Automobile Receivables Trust, Series 2020-02, Class D	2.130%	03/18/26		500	$515,172
Avis Budget Rental Car Funding AESOP LLC, Series 2016-01A, Class A, 144A	2.990	06/20/22		67	66,825
Series 2020-01A, Class A, 144A	2.330	08/20/26		2,400	2,500,305
Series 2020-02A, Class A, 144A	2.020	02/20/27		1,400	1,434,539
CarMax Auto Owner Trust,
Series 2021-02, Class D	1.550	10/15/27		3,700	3,700,274
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C	1.320	07/15/25		500	505,582
Series 2020-03A, Class D	1.730	07/15/26		400	406,289
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	200	162,359
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	200	162,621
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A	1.910	10/17/33		1,400	1,404,028
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A	4.060	11/15/30		2,000	2,273,493
Hertz Vehicle Financing II LP,
Series 2015-03A, Class B, 144A	3.710	09/25/21		1,000	1,006,010
Series 2018-01A, Class B, 144A	3.600	02/25/24		1,000	1,006,216
Series 2019-02A, Class B, 144A	3.670	05/25/25		3,000	3,010,494
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784	01/25/28		777	828,901
Series 2020-02, Class F, 144A	5.763	02/25/28		800	817,334
Series 2020-02, Class R, 144A	31.355	02/25/28		594	629,216
Series 2021-01, Class E, 144A	2.365	09/25/28		600	600,030
Series 2021-01, Class F, 144A	4.280	09/25/28		600	599,470
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		4,000	4,331,297
Series 2019-01A, Class B, 144A	3.950	11/14/28		900	983,319
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D	2.220	09/15/26		600	617,686
Series 2020-03, Class D	1.640	11/16/26		2,400	2,436,849
Series 2021-01, Class D	1.130	11/16/26		6,200	6,178,609

					36,176,918

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations 20.9%
AIG CLO Ltd. (Cayman Islands), Series 2019-02A, Class A, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.536%(c)	10/25/32		9,000	$9,011,108
Allegro CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.334(c)	01/15/30		13,445	13,445,016
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2016-09A, Class AR, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	1.554(c)	07/15/32		10,000	10,008,135
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.612(c)	07/22/32		5,000	5,004,657
Anchorage Capital Europe CLO DAC (Ireland), Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	0.870(c)	04/25/34	EUR	5,250	6,318,541
Anchorage Credit Opportunities CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)	2.138(c)	01/20/32		5,750	5,792,996
Armada Euro CLO DAC (Ireland), Series 02A, Class A3, 144A	1.500	11/15/31	EUR	500	604,229
Series 2018-02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	0.760(c)	11/15/31	EUR	1,500	1,803,393
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.464(c)	07/15/29		250	250,184
Series 2017-06A, Class A2, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)	1.634(c)	07/15/29		6,575	6,574,926
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2021-16A, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 1.270%)(c)	1.413	01/20/34		5,000	4,998,872
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.526(c)	10/21/32		13,000	12,993,791
Bain Capital Euro CLO Ltd. (Ireland), Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.100(c)	01/24/33	EUR	10,000	12,030,994
Ballyrock CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 0.000%)	1.544(c)	07/15/32		9,250	9,257,910
Barings Euro CLO DAC (Ireland), Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.100(c)	04/21/33	EUR	12,000	14,430,275

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Battalion CLO Ltd., Series 2018-12A, Class B2R, 144A, 3 Month LIBOR + 2.080% (Cap N/A, Floor 2.080%)	2.302%(c)	05/17/31		10,000	$10,001,099
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.524(c)	10/15/32		4,000	4,006,406
BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	1.492(c)	08/20/32		6,500	6,505,208
BNPP AM Euro CLO BV (Netherlands), Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	0.600(c)	04/15/31	EUR	7,500	9,019,490
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.540(c)	01/17/28		1,000	1,000,859
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.434(c)	04/15/29		250	250,017
Carlyle Euro CLO Ltd. (Ireland), Series 2017-02A, Class A1R, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)	0.630(c)	08/15/30	EUR	10,000	12,015,139
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	03/15/32	EUR	4,500	5,389,787
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.650(c)	03/15/32	EUR	17,450	20,837,466
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	1.160(c)	04/17/31		2,492	2,478,205
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.508(c)	01/20/32		6,000	6,002,428
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	1.418(c)	04/20/31		249	248,615
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.364(c)	01/15/30		1,250	1,250,103
Series 2019-04A, Class A11, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.514(c)	01/15/33		16,750	16,840,473
Catamaran CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.444(c)	04/22/30		2,487	2,488,486

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
CBAM Ltd. (Cayman Islands), Series 2020-12A, Class B, 144A, 3 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.338%(c)	07/20/31		10,000	$10,016,951
CIFC European Funding CLO DAC (Ireland), Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.050(c)	01/15/34	EUR	13,000	15,630,641
CIFC Funding Ltd. (Cayman Islands), Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.390(c)	10/17/31		9,750	9,740,562
Columbia Cent CLO Ltd. (Cayman Islands), Series 2020-29A, Class A2, 144A, 3 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)	2.288(c)	07/20/31		5,750	5,800,582
Series 2020-29A, Class B1, 144A, 3 Month LIBOR + 2.460% (Cap N/A, Floor 2.460%)	2.648(c)	07/20/31		3,585	3,597,426
CVC Cordatus Loan Fund DAV (Ireland), Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	2,300	2,783,177
Elevation CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	1.414(c)	10/15/29		500	500,123
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.404(c)	07/15/30		750	750,038
Ellington CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.894(c)	02/15/29		3,757	3,751,673
Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.840% (Cap N/A, Floor 1.840%)	2.024(c)	04/15/29		12,850	12,836,076
Flatiron CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.890% (Cap N/A, Floor 0.000%)	1.074(c)	04/15/27		375	375,382
Golub Capital Partners CLO Ltd. (Cayman Islands), Series 2020-50A, Class A, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)	1.738(c)	10/20/31		7,500	7,517,254
Series 2020-50A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.388(c)	10/20/31		9,250	9,268,210
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	1.194(c)	04/15/31		2,500	2,490,819
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	1.368(c)	10/20/31		5,000	5,003,286

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Harvest CLO DAC (Ireland), Series 25A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.100%(c)	01/21/34	EUR	5,000	$6,013,789
Henley CLO DAC (Ireland), Series 3A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.100(c)	01/25/34	EUR	2,500	3,021,476
HPS Loan Management Ltd. (Cayman Islands), Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.504(c)	07/22/32		5,000	5,004,383
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.195(c)	02/05/31		248	248,497
ICG US CLO Ltd. (Cayman Islands), Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.206(c)	04/25/31		3,491	3,465,158
Invesco Euro CLO DAC (Ireland), Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)	0.650(c)	07/15/31	EUR	10,000	12,030,162
Jamestown CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)	1.658(c)	04/20/32		2,250	2,269,067
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.364(c)	01/15/31		1,250	1,250,294
Madison Park Funding Ltd. (Cayman Islands), Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.534(c)	10/15/32		5,000	5,005,629
Marble Point CLO Ltd. (Cayman Islands), Series 2020-02A, Class A, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)	2.084(c)	10/15/31		7,500	7,554,684
MidOcean Credit CLO (Cayman Islands), Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.306(c)	04/21/31		1,334	1,334,052
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.832(c)	02/20/31		1,500	1,501,102
Series 2019-10A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.563(c)	10/23/32		16,000	16,030,733
Montmartre Euro CLO Ltd. (Ireland), Series 2020-02A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	1.590(c)	07/15/33	EUR	10,000	12,024,396
Mountain View CLO LLC (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.394(c)	01/16/31		1,000	1,000,052

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.304%(c)	07/15/31		5,000	$5,003,818
Ocean Trails CLO (Cayman Islands), Series 2020-08A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)	2.134(c)	07/15/29		3,750	3,756,447
OCP CLO Ltd. (Cayman Islands), Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	1.256(c)	04/26/31		5,000	4,994,952
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.444(c)	07/15/30		750	750,185
Octagon Investment Partners 45 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.514(c)	10/15/32		4,000	4,003,476
OZLM Ltd. (Cayman Islands), Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)	1.270(c)	04/17/31		19,458	19,457,032
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	1.468(c)	10/20/31		7,914	7,913,937
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.436(c)	10/30/30		989	989,384
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	1.578(c)	07/20/32		5,000	5,001,341
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)	1.438(c)	02/14/34		10,000	10,017,423
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.188(c)	10/20/31		9,000	8,980,031
Penta CLO DAC (Luxembourg), Series 2020-08A, Class A, 144A, 3 Month EURIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.150(c)	01/15/34	EUR	7,500	9,050,562
Providus CLO DAC (Ireland),
Series 2A, Class B1R, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.650(c)	07/15/31	EUR	5,875	7,052,490
Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.440(c)	10/17/30		500	500,077
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	1.351(c)	07/25/31		500	500,001

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
RRE Loan Management DAC (Ireland), Series 05A, Class A1, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.100%(c)	10/15/33	EUR	15,500	$18,741,862
Shackleton CLO Ltd. (Cayman Islands), Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.293(c)	05/07/31		3,000	2,994,841
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)	1.354(c)	07/15/31		3,750	3,750,166
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)	1.284(c)	08/15/30		10,000	10,000,013
Signal Peak CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	1.286(c)	04/25/31		4,000	3,993,512
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.428(c)	07/20/30		500	500,091
Sound Point CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.246(c)	01/26/31		4,526	4,521,523
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.423(c)	10/23/31		7,250	7,250,353
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	1.558(c)	01/20/32		6,600	6,604,525
St Paul’s CLO DAC (Ireland), Series 02A, Class ARRR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	10/15/30	EUR	7,500	9,009,599
Series 07A, Class B2R, 144A	2.400	04/30/30	EUR	1,000	1,208,389
TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.528(c)	10/20/32		6,000	6,009,865
Telos CLO Ltd. (Cayman Islands), Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.490(c)	07/17/26		31	31,007
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.430(c)	01/17/30		1,487	1,488,052
Trinitas CLO Ltd. (Cayman Islands), Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.584(c)	07/15/27		2,000	1,997,959
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.386(c)	01/25/31		1,000	1,000,150

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Venture CLO Ltd. (Cayman Islands), Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	1.444%(c)	01/15/32		3,250	$3,250,970
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)	1.064(c)	07/15/27		116	115,708
Voya CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.394(c)	10/15/30		2,241	2,240,752
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.340(c)	01/17/31		1,000	1,000,388
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.290(c)	07/17/31		5,000	5,001,828
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.388(c)	10/20/31		3,000	3,001,429
Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.438(c)	01/20/32		2,750	2,751,455
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	1.528(c)	07/20/32		5,000	5,004,010
York CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.334(c)	01/22/31		750	750,907
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.534(c)	07/22/32		5,000	5,004,690
Zais CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	1.554(c)	07/15/29		971	971,982
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.474(c)	04/15/30		733	733,219
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.388(c)	07/20/31		4,851	4,852,063

					580,426,946

Consumer Loans 0.9%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	700	578,640
Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320	04/21/31		600	604,003
Lendmark Funding Trust,
Series 2018-01A, Class A, 144A	3.810	12/21/26		1,600	1,602,778
Series 2018-02A, Class A, 144A	4.230	04/20/27		1,700	1,728,362
Series 2019-01A, Class A, 144A	3.000	12/20/27		2,400	2,461,709

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)
Lendmark Funding Trust, (cont’d.)
Series 2019-02A, Class A, 144A	2.780%	04/20/28		1,400	$1,436,995
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A	2.960	07/20/32		800	822,052
Series 2020-AA, Class A, 144A	2.190	08/21/34		900	916,195
OneMain Financial Issuance Trust,
Series 2017-01A, Class B, 144A	2.790	09/14/32		100	100,205
Series 2017-01A, Class C, 144A	3.350	09/14/32		100	100,223
Series 2018-01A, Class A, 144A	3.300	03/14/29		350	351,224
Series 2020-01A, Class A, 144A	3.840	05/14/32		1,600	1,676,757
Series 2020-02A, Class A, 144A	1.750	09/14/35		2,400	2,434,964
Oportun Funding LLC,
Series 2020-01, Class A, 144A	2.200	05/15/24		1,185	1,191,302
Oportun Funding X LLC,
Series 2018-C, Class A, 144A	4.100	10/08/24		1,100	1,115,759
Series 2018-C, Class B, 144A	4.590	10/08/24		500	504,628
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A	4.150	12/09/24		800	807,591
Series 2018-D, Class B, 144A	4.830	12/09/24		500	504,535
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A	3.080	08/08/25		1,700	1,746,520
Series 2019-A, Class D, 144A	6.220	08/08/25		1,800	1,822,417
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A	1.210	03/08/28		1,100	1,100,318
Series 2021-A, Class B, 144A	1.760	03/08/28		400	398,261
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.956(c)	02/25/23		1,310	1,308,500
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.756(c)	08/25/25		800	796,154

					26,110,092

Credit Cards 0.3%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30		800	930,590
Newday Funding Master Issuer PLC (United Kingdom), Series 2021-01A, Class A1, 144A, 1 Month SONIA + 0.970% (Cap N/A, Floor 0.000%)	1.018(c)	03/15/29	GBP	1,800	2,487,503
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)	1.111(c)	03/15/29		1,700	1,707,875

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Credit Cards (cont’d.)
Newday Partnership Funding PLC (United Kingdom), Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.448%(c)	11/15/28	GBP	2,840	$3,967,475

					9,093,443

Home Equity Loans 0.1%
Asset-Backed Funding Certificate Trust, Series 2003-AHL01, Class A1	4.184(cc)	03/25/33		65	65,741
Bear Stearns Asset-Backed Securities Trust, Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	1.606(c)	03/25/43		214	215,946
Home Equity Asset Trust, Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	1.186(c)	04/25/34		337	337,225
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE03, Class A3, 1 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	1.146(c)	10/25/33		1,054	1,054,419
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.126(c)	10/25/33		124	123,942
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-06, Class A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)	0.766(c)	11/25/33		905	880,386
RAMP Trust, Series 2005-EFC03, Class M5, 1 Month LIBOR + 0.640% (Cap 14.000%, Floor 0.640%)	1.066(c)	08/25/35		1,152	1,152,420

					3,830,079

Other 1.2%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.456(c)	04/25/23		1,420	1,411,314
St. Paul’s CLO DAC (Ireland), Series 05A, Class ARR, 144A	— (p)	02/20/30	EUR	20,000	24,045,000
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.906(c)	06/25/24		8,640	8,567,849

					34,024,163

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities 0.5%
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.456%(c)	10/25/37		421	$423,241
Countrywide Asset-Backed Certificates, Series 2003-BC02, Class 2A1, 1 Month LIBOR + 0.600% (Cap 13.875%, Floor 0.600%)	0.706(c)	06/25/33		121	117,209
Countrywide Asset-Backed Certificates Trust, Series 2004-04, Class 1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.420%)	0.526(c)	08/25/34		1,045	988,337
Credit Suisse Mortgage Trust, Series 2020-11R, Class 1A1, 144A, 1 Month LIBOR + 2.150%	2.261(c)	04/25/38		4,670	4,697,555
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	01/25/59		644	644,969
Series 2019-GS02, Class A1, 144A	3.750	01/25/59		881	881,706
Series 2019-GS04, Class A1, 144A	3.438	05/25/59		1,577	1,582,247
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62		604	622,084
Structured Asset Investment Loan Trust, Series 2003-BC02, Class A3, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.806(c)	04/25/33		71	69,976
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	3.000(c)	04/16/23	EUR	2,429	2,628,375

					12,655,699

Student Loans 0.9%
Earnest Student Loan Program LLC, Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.506(c)	01/25/41		8	8,146
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		1,440	690,551
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		1,133	1,165,280
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		1,948	2,019,019
Series 2019-A, Class R, IO, 144A	0.000	10/25/48		2,626	338,747
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	0.000(cc)	12/15/45		4,455	4,609,297
Series 2019-D, Class 1PT, 144A	2.707(cc)	01/16/46		4,248	4,398,076
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45		4,948	5,069,320

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)
SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.356%(c)	11/29/24	3,729	$3,700,707
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)	3.856(c)	11/29/24	1,638	1,648,646

				23,647,789

TOTAL ASSET-BACKED SECURITIES (cost $719,158,689)				725,965,129

BANK LOANS 1.7%

Airlines 0.0%
United Airlines, Inc.,
Term Loan	— (p)	04/21/28	725	733,286

Auto Manufacturers 0.1%
Navistar, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.500%	3.610(c)	11/06/24	1,666	1,664,305

Auto Parts & Equipment 0.3%
Tenneco, Inc.,
Tranche A Term Loan, 1 Month LIBOR + 2.250%	2.359(c)	09/29/23	9,351	9,226,364

Chemicals 0.0%
Axalta Coating Systems US Holdings, Inc.,
Term B-3 Dollar Loan, 3 Month LIBOR + 1.750%	1.953(c)	06/01/24	698	693,328
Nouryon USA LLC (Netherlands), Initial Dollar Term Loan, 3 Month LIBOR + 2.750%	2.860(c)	10/01/25	449	442,765

				1,136,093

Commercial Services 0.1%
Adtalem Global Education, Inc.,
Term Loan	— (p)	02/12/28	1,400	1,383,084

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Computers 0.1%
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%	4.500%(c)	02/01/28	870	$868,327
Term Loan	— (p)	08/03/28	1,530	1,528,174

				2,396,501

Insurance 0.1%
AmWINS Group, Inc.,
Term Loan, 1 Month LIBOR + 2.250%	3.000(c)	02/19/28	372	367,906
Asurion LLC,
Term Loan	— (p)	11/03/24	968	961,466
Term Loan	— (p)	08/03/27	700	694,604

				2,023,976

Machinery-Construction & Mining 0.0%
Vertiv Group Corp,
Term Loan	— (p)	03/02/27	721	716,974

Media 0.2%
CSC Holdings LLC, 2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%	2.356(c)	07/17/25	698	690,502
September 2019 Term Loan, 1 Month LIBOR + 2.500%	2.606(c)	04/15/27	3,815	3,790,133
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%	3.370(c)	08/24/26	1,080	766,800
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%	3.113(c)	05/01/26	698	688,777

				5,936,212

Oil & Gas 0.1%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25	1,317	1,454,462

Pharmaceuticals 0.1%
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%	3.500(c)	03/01/24	2,327	2,323,789

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Real Estate 0.0%
Brookfield Retail Holdings VII Sub LLC,
Initial Term A-2 Loan, 1 Month LIBOR + 3.000%	3.109%(c)	08/28/23	1,318	$1,283,909

Real Estate Investment Trusts (REITs) 0.0%
Blackstone Mortgage Trust, Inc.,
Term Loan, 1 Month LIBOR + 2.250%	2.363(c)	04/23/26	1,002	989,507

Retail 0.3%
EG Finco Ltd. (United Kingdom),
Term Loan	— (p)	04/30/27	7,000	8,307,044

Software 0.1%
Dun & Bradstreet Corp,
Term Loan B, 1 Month LIBOR + 3.250%	3.361(c)	02/06/26	2,164	2,151,261

Telecommunications 0.2%
CenturyLink, Inc., Term B Loan, 1 Month LIBOR + 2.250% (Cap N/A, Floor 0.000%)	2.363(c)	03/15/27	1,337	1,320,094
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	3.510(c)	05/27/24	2,618	2,525,489
West Corp., Incremental B-1 Term Loan, 1 - 3 Month LIBOR + 3.500%	4.500(c)	10/10/24	499	482,198
Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	748	729,678

				5,057,459

TOTAL BANK LOANS (cost $ 46,624,167)				46,784,226

CERTIFICATE OF DEPOSIT 0.2%
Sumitomo Mitsui Banking Corp., 3 Month LIBOR + 0.350% (cost $ 4,998,997)	0.538(c)	07/12/21	5,000	5,002,111

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.6%
BANK,
Series 2017-BNK05, Class A4	3.131	06/15/60	1,000	1,080,875
Series 2017-BNK06, Class A4	3.254	07/15/60	230	248,474
Series 2018-BN10, Class A4	3.428	02/15/61	4,800	5,232,487
Series 2019-BN17, Class A3	3.456	04/15/52	4,200	4,577,891

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BANK, (cont’d.)
Series 2019-BN18, Class A3	3.325%	05/15/62	1,800	$1,939,170
Series 2019-BN22, Class A3	2.726	11/15/62	1,300	1,351,335
Series 2019-BN24, Class A2	2.707	11/15/62	3,500	3,619,073
Series 2020-BN25, Class A3	2.391	01/15/63	9,933	10,303,697
Series 2020-BN29, Class A3	1.742	11/15/53	2,000	1,924,432
Barclays Commercial Mortgage Securities Trust, Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	1.563(c)	03/15/37	4,500	4,364,604
Barclays Commercial Mortgage Trust, Series 2019-C05, Class A3	2.805	11/15/52	6,100	6,363,167
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	7,425	8,003,709
Benchmark Mortgage Trust,
Series 2018-B08, Class A4	3.963	01/15/52	780	872,548
Series 2019-B10, Class A3	3.455	03/15/62	3,100	3,376,057
Series 2020-B17, Class A4	2.042	03/15/53	3,400	3,378,374
Series 2020-B21, Class A4	1.704	12/17/53	2,000	1,929,984
Series 2020-B22, Class XB, IO, 144A	0.993(cc)	01/15/54	62,848	5,066,693
BX Commercial Mortgage Trust, Series 2018-IND, Class G, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.165(c)	11/15/35	1,890	1,888,818
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.115(c)	10/15/36	1,975	1,975,072
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.415(c)	10/15/36	7,242	7,237,571
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.115(c)	12/15/36	2,196	2,194,892
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	600	650,325
Series 2017-CD05, Class A3	3.171	08/15/50	800	857,446
Series 2017-CD06, Class A4	3.190	11/13/50	1,650	1,755,935
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2	3.585	12/10/54	1,776	1,913,980
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575	05/10/47	79	82,806
Series 2016-C02, Class A3	2.575	08/10/49	3,000	3,129,391
Series 2017-C04, Class A3	3.209	10/12/50	1,150	1,238,946
Series 2017-P07, Class XC, IO	0.326(cc)	04/14/50	16,000	256,315
Series 2017-P08, Class A3	3.203	09/15/50	1,600	1,710,395
Series 2018-C06, Class A3	4.145	11/10/51	4,300	4,844,100
Series 2019-GC43, Class A3	2.782	11/10/52	10,000	10,424,826
Series 2019-SMRT, Class D, 144A	4.903(cc)	01/10/36	400	427,698

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     23

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.871%(cc)	11/10/31	300	$305,750
Series 2016-CLNE, Class C, 144A	2.871(cc)	11/10/31	100	100,328
Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.880(c)	11/15/37	2,212	2,218,657
Commercial Mortgage Trust,
Series 2012-CR01, Class XA, IO	2.039(cc)	05/15/45	883	9,800
Series 2014-CR15, Class XB, IO, 144A	0.024(cc)	02/10/47	157,461	86,997
Series 2016-COR01, Class A3	2.826	10/10/49	700	740,965
Series 2017-COR02, Class A2	3.239	09/10/50	1,725	1,855,714
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.265(c)	05/15/36	3,300	3,304,895
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	3,407	3,764,812
CSAIL Commercial Mortgage Trust, Series 2018-CX12, Class A3	3.959	08/15/51	1,900	2,129,239
Series 2019-C15, Class A3	3.779	03/15/52	6,000	6,700,586
DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.935(cc)	12/10/36	200	206,195
Deutsche Bank Commercial Mortgage Trust, Series 2016-C03, Class A4	2.632	08/10/49	400	422,130
Series 2017-C06, Class A4	3.071	06/10/50	600	645,776
Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.673(cc)	09/10/35	250	265,179
FHLMC Multifamily Structured Pass-Through Certificates,
Series K018, Class X1, IO	1.367(cc)	01/25/22	2,317	10,104
Series K020, Class X1, IO	1.473(cc)	05/25/22	1,641	17,620
Series K025, Class X1, IO	0.917(cc)	10/25/22	5,971	52,391
Series K069, Class X1, IO	0.490(cc)	09/25/27	6,835	151,210
Series K0735, Class X1, IO	1.094(cc)	05/25/26	8,531	372,807
Series K090, Class X1, IO	0.852(cc)	02/25/29	99,955	5,135,584
Series K093, Class X1, IO	1.092(cc)	05/25/29	13,156	885,917
Series K097, Class X1, IO	1.218(cc)	07/25/29	17,983	1,432,595
Series K100, Class X1, IO	0.770(cc)	09/25/29	18,144	896,911
Series K101, Class X1, IO	0.948(cc)	10/25/29	19,053	1,187,319
Series K122, Class X1, IO	0.974(cc)	11/25/30	37,681	2,705,263
Series K1513, Class X1, IO	0.993(cc)	08/25/34	30,894	2,600,225
Series Q001, Class XA, IO	2.146(cc)	02/25/32	14,654	1,616,705
GS Mortgage Securities Trust, Series 2014-GC20, Class XB, IO	0.594(cc)	04/10/47	15,000	186,640
Series 2017-GS06, Class A2	3.164	05/10/50	700	748,170

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust, (cont’d.)
Series 2017-GS07, Class A3	3.167%	08/10/50		1,180	$1,256,710
Series 2017-GS08, Class A3	3.205	11/10/50		1,400	1,513,283
Series 2019-GC38, Class A3	3.703	02/10/52		6,400	7,132,050
IMT Trust,
Series 2017-APTS, Class AFX, 144A	3.478	06/15/34		140	148,602
Series 2017-APTS, Class XFLC, IO, 144A	0.000(cc)	06/15/34		144,565	318
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A5	3.672	11/15/47		1,400	1,518,448
Series 2015-C29, Class A4	3.611	05/15/48		1,890	2,060,204
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50		4,309	4,625,159
Series 2017-C07, Class A4	3.147	10/15/50		1,100	1,186,883
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31		10,600	10,993,220
KKR Industrial Portfolio Trust, Series 2020-AIP, Class E, 144A, 1 Month LIBOR + 2.626% (Cap N/A, Floor 2.626%)	2.741(c)	03/15/37		1,253	1,255,854
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class A3	2.988	02/15/48		959	1,011,857
Series 2016-C29, Class A3	3.058	05/15/49		2,750	2,914,754
Series 2016-C30, Class A4	2.600	09/15/49		6,400	6,700,759
Series 2017-C33, Class A4	3.337	05/15/50		1,200	1,305,497
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48		4,550	4,893,510
Series 2017-H01, Class A4	3.259	06/15/50		600	650,626
Series 2017-HR02, Class A3	3.330	12/15/50		2,000	2,159,961
Series 2018-H04, Class A3	4.043	12/15/51		1,500	1,664,247
Series 2019-H06, Class A3	3.158	06/15/52		1,600	1,708,654
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36		800	766,425
Natixis Commercial Mortgage Securities Trust,
Series 2019-LVL, Class A, 144A	3.885	08/15/38		4,750	5,233,454
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	1.589(c)	01/23/29	GBP	2,000	2,757,407
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50		1,100	1,182,086
Series 2017-C07, Class A3	3.418	12/15/50		2,100	2,268,777
Series 2018-C08, Class A3	3.720	02/15/51		2,700	2,992,930
Series 2018-C10, Class A3	4.048	05/15/51		1,400	1,559,719
Series 2018-C14, Class A3	4.180	12/15/51		3,250	3,681,231

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     25

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684%	10/15/49	1,500	$1,575,803
Series 2017-C39, Class A4	3.157	09/15/50	1,400	1,496,965
Series 2017-C40, Class A3	3.317	10/15/50	350	371,898
Series 2017-RB01, Class A4	3.374	03/15/50	875	956,172
Series 2018-C43, Class XB, IO	0.514(cc)	03/15/51	51,500	1,118,281
Series 2018-C46, Class XB, IO	0.492(cc)	08/15/51	104,789	2,576,143
Series 2020-C56, Class A4	2.194	06/15/53	3,300	3,320,160
Series 2021-FCMT, Class E, 144A	— (p)	05/15/31	7,000	7,000,000

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $228,071,660)				238,535,617

CORPORATE BONDS 28.1%

Aerospace & Defense 1.0%
Boeing Co. (The),
Sr. Unsec’d. Notes	1.433	02/04/24	11,940	11,976,025
Sr. Unsec’d. Notes	3.625	02/01/31	3,940	4,147,264
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes	2.800	03/15/22	1,480	1,509,304
Teledyne Technologies, Inc.,
Sr. Unsec’d. Notes	2.750	04/01/31	11,130	11,227,366

				28,859,959

Agriculture 0.0%
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.125	05/17/21	100	100,142

Airlines 0.2%
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	3,030	3,542,899
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	10/11/27	107	112,281
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	2,370	2,458,943

				6,114,123

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Apparel 0.2%
Levi Strauss & Co.,
Sr. Unsec’d. Notes	5.000%	05/01/25	930	$949,330
William Carter Co. (The),
Gtd. Notes, 144A	5.500	05/15/25	5,030	5,321,548

				6,270,878

Auto Manufacturers 1.3%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	3.350	05/04/21	915	915,000
Ford Motor Co.,
Sr. Unsec’d. Notes	9.000	04/22/25	800	977,275
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	575	563,430
Sr. Unsec’d. Notes	3.350	11/01/22	7,665	7,839,798
General Motors Co.,
Sr. Unsec’d. Notes	6.600	04/01/36	3,755	4,998,407
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes, SOFR + 1.200%	1.216(c)	11/17/23	8,310	8,421,627
Sr. Unsec’d. Notes	2.400	04/10/28	6,635	6,650,514
Navistar International Corp.,
Gtd. Notes, 144A	6.625	11/01/25	445	460,915
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, EMTN	2.900(cc)	10/24/25	3,500	3,834,294
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	4.000	11/12/21	1,060	1,080,149

				35,741,409

Auto Parts & Equipment 0.1%
Adient US LLC,
Sr. Sec’d. Notes, 144A	7.000	05/15/26	2	2,124
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	04/01/25	1,931	2,000,146
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25	1,700	1,754,449

				3,756,719

Banks 6.9%
Banco do Brasil SA (Brazil),
Gtd. Notes	3.875	10/10/22	3,440	3,556,760

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     27

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	1.308%(c)	04/12/23	200	$202,643
Sr. Unsec’d. Notes	3.848	04/12/23	600	637,756
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	2,420	2,486,768
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	8,630	8,696,848
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	2,780	2,810,540
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	297	308,694
Sr. Unsec’d. Notes, GMTN	3.300	01/11/23	125	131,326
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	530	580,036
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	1,665	1,580,383
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	1,615	1,618,606
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,350	1,431,044
Sr. Unsec’d. Notes, MTN	3.550(ff)	03/05/24	135	142,203
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	675	748,351
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	250	273,878
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	2,325	2,639,396
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	8,620	8,697,903
Sub. Notes, MTN	4.450	03/03/26	6,500	7,367,119
Sub. Notes, Series L, MTN	3.950	04/21/25	300	329,978
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F	4.625(ff)	09/20/26(oo)	125	133,849
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	1,400	1,513,262
Sr. Unsec’d. Notes	4.375	01/12/26	200	224,294
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	4,255	4,197,176
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32	4,415	4,448,838
Sr. Unsec’d. Notes, 144A, MTN	3.800	01/10/24	350	377,695
Sub. Notes, 144A, MTN	4.375	09/28/25	695	771,747
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	1.652(ff)	10/06/26	10,150	10,171,039
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	6,615	6,649,400
Jr. Sub. Notes, Series Q, 3 Month LIBOR + 4.095%	4.289(c)	05/17/21(oo)	235	235,097
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	2,125	2,230,864
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	1,155	1,177,689
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	2,685	2,682,680
Sr. Unsec’d. Notes	3.200	10/21/26	2,495	2,705,074
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	990	1,078,695
Sub. Notes	4.125	07/25/28	1,260	1,411,583

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sub. Notes	4.400%	06/10/25	210	$234,801
Sub. Notes	4.450	09/29/27	6,500	7,390,838
Sub. Notes	4.600	03/09/26	165	188,576
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	2.222(ff)	09/18/24	2,655	2,724,649
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	315	315,195
Sr. Unsec’d. Notes, Series D	5.000	02/14/22	750	774,685
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125	09/06/23	1,000	1,062,861
Gov’t. Gtd. Notes, EMTN	2.750	09/16/25	2,000	2,153,290
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A	1.625	10/16/24	500	516,153
Gov’t. Liquid Gtd. Notes, 144A, MTN	3.250	09/26/23	750	799,928
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.500	01/23/25	515	558,242
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	275	303,895
Sr. Unsec’d. Notes	3.850	01/26/27	800	885,411
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,075	1,216,811
Sr. Unsec’d. Notes, EMTN	2.200(cc)	11/26/22	2,000	2,050,209
Sr. Unsec’d. Notes, EMTN	3.000(cc)	05/31/24	2,244	2,438,772
Sr. Unsec’d. Notes, MTN	2.905(ff)	07/24/23	1,400	1,441,241
Sub. Notes	5.150	05/22/45	125	160,790
Industrial & Commercial Bank of China Ltd. (China), Sr. Unsec’d. Notes	2.452	10/20/21	4,000	4,029,301
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes(a)	3.550	04/09/24	600	648,543
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	1,515	1,590,397
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	2,260	2,328,763
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.656(c)	07/30/21(oo)	97	97,415
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	4,510	4,518,584
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	6,395	6,422,305
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	375	409,002
Sr. Unsec’d. Notes	3.625	05/13/24	350	381,973
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	4,500	4,996,011
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	845	940,389
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	1,550	1,740,236
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	6,920	7,981,015
Sub. Notes	4.250	10/01/27	215	245,232

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     29

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%	01/11/27	800	$882,782
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.761	07/26/23	1,930	2,066,776
Morgan Stanley, Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	3.794(c)	07/15/21(oo)	75	75,308
Sr. Unsec’d. Notes	3.217(ff)	04/22/42	1,075	1,089,947
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	390	413,284
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	4,280	4,728,574
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,150	1,326,330
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	3,295	3,091,829
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	3,905	3,703,861
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	640	704,413
Sub. Notes, GMTN	4.350	09/08/26	5,505	6,241,402
PNC Bank NA, Sub. Notes	4.050	07/26/28	350	397,703
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	4.703(c)	09/30/24	13,350	13,338,700
UniCredit SpA (Italy), Sr. Unsec’d. Notes, 144A	2.569(ff)	09/22/26	1,180	1,189,392
Wells Fargo & Co., Sr. Unsec’d. Notes	3.068(ff)	04/30/41	3,050	3,017,557
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	2,575	2,603,596

				190,666,181

Beverages 0.0%
Central American Bottling Corp. (Guatemala), Gtd. Notes, 144A	5.750	01/31/27	200	211,045
Keurig Dr. Pepper, Inc., Gtd. Notes	3.551	05/25/21	615	616,181

				827,226

Building Materials 0.2%
Masco Corp., Sr. Unsec’d. Notes	2.000	10/01/30	1,440	1,385,782
Masonite International Corp., Gtd. Notes, 144A	5.750	09/15/26	675	701,156

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)
U.S. Concrete, Inc., Gtd. Notes	6.375%	06/01/24		1,906	$1,943,841
Vulcan Materials Co., Sr. Unsec’d. Notes	4.700	03/01/48		995	1,199,125

					5,229,904

Chemicals 0.7%
Chemours Co. (The), Gtd. Notes	7.000	05/15/25		1,910	1,965,309
Diamond BC BV, Gtd. Notes	5.625	08/15/25	EUR	2,500	3,073,458
INEOS Quattro Finance 2 PLC (United Kingdom), Sr. Sec’d. Notes, 144A	2.500	01/15/26	EUR	4,400	5,309,737
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.875	06/01/24		1,800	1,895,958
OCI NV (Netherlands), Sr. Sec’d. Notes	3.125	11/01/24	EUR	1,370	1,686,494
Orbia Advance Corp. SAB de CV (Mexico), Gtd. Notes, 144A	4.875	09/19/22		290	305,078
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		600	614,389
Sasol Financing USA LLC (South Africa), Gtd. Notes	4.375	09/18/26		1,020	1,040,277
Gtd. Notes	5.875	03/27/24		2,000	2,135,040
Gtd. Notes	6.500	09/27/28		600	664,760
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25		85	92,478
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24		525	490,657
Sr. Sec’d. Notes, 144A	10.875	08/01/24		129	137,392

					19,411,027

Commercial Services 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26		1,125	1,191,371
Central Nippon Expressway Co. Ltd. (Japan), Sr. Unsec’d. Notes	2.849	03/03/22		2,000	2,037,743
Georgetown University (The), Unsec’d. Notes, Series A	5.215	10/01/2118		785	1,110,305

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     31

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Loxam SAS (France), Sr. Sub. Notes	4.500%	04/15/27	EUR	2,000	$2,290,286
Nielsen Co. Luxembourg Sarl (The), Gtd. Notes, 144A(a)	5.000	02/01/25		1,000	1,026,176
University of Notre Dame du Lac, Unsec’d. Notes, Series 2017	3.394	02/15/48		400	449,211

					8,105,092

Computers 0.3%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes	8.375	09/01/26	EUR	2,180	2,762,903
Sr. Unsec’d. Notes, 144A	9.750	09/01/26		1,150	1,221,305
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec’d. Notes, 144A	6.750	06/01/25		3,790	3,859,407

					7,843,615

Diversified Financial Services 0.4%
BOC Aviation Ltd. (Singapore), Sr. Unsec’d. Notes, EMTN	2.375	09/15/21		1,303	1,307,016
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	3.150	07/24/24		2,000	2,163,862
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A, MTN	2.750	11/02/27		250	271,086
Discover Financial Services, Sr. Unsec’d. Notes	5.200	04/27/22		400	418,240
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series 1A-1, 144A, 1 Month LIBOR + 2.830% (Cap N/A, Floor 3.030%)^	3.030(c)	02/01/24		3,000	3,000,000
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.500	10/18/23		100	108,018
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	6.000	01/15/27		425	444,069
OneMain Finance Corp., Gtd. Notes	6.125	03/15/24		1,775	1,917,400
Ontario Teachers’ Finance Trust (Canada), Local Gov’t. Gtd. Notes, 144A	2.125	09/19/22		250	256,317

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	6.150%	12/06/28		200	$234,562
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes	7.390	12/02/24		1,000	1,224,660

					11,345,230

Electric 1.2%
Calpine Corp., Sr. Unsec’d. Notes, 144A	4.625	02/01/29		1,300	1,282,384
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		1,950	1,919,693
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series C	4.300	12/01/56		25	28,649
ContourGlobal Power Holdings SA (Spain), Sr. Sec’d. Notes	4.125	08/01/25	EUR	1,900	2,336,376
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.875	05/25/22		515	527,383
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, 144A	7.125	02/11/25		475	498,394
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350	01/15/25		125	136,350
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes, Series B, MTN	6.270	01/03/26		85	103,913
Local Gov’t. Gtd. Notes, Series B, MTN	8.400	03/28/25		500	633,697
Local Gov’t. Gtd. Notes, Series GQ	8.250	01/15/27		1,000	1,338,033
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29		375	557,681
Local Gov’t. Gtd. Notes, Series HY	8.400	01/15/22		1,084	1,144,068
Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24		565	693,244
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		320	355,697
Sr. Sec’d. Notes, 144A, Series 6	5.000	11/12/24		2,000	2,245,414
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24		425	457,889
Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395	04/09/30		1,640	1,765,351
NRG Energy, Inc., Gtd. Notes	5.750	01/15/28		2,500	2,654,995
Gtd. Notes	6.625	01/15/27		2,818	2,935,499
Gtd. Notes	7.250	05/15/26		2,553	2,648,247
Gtd. Notes, 144A	5.250	06/15/29		625	669,489

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     33

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
PacifiCorp, First Mortgage	3.300%	03/15/51		300	$307,179
Sempra Energy, Sr. Unsec’d. Notes	4.000	02/01/48		580	626,402
State Grid Overseas Investment 2016 Ltd. (China), Gtd. Notes, EMTN	2.750	05/04/22		250	254,941
Tucson Electric Power Co., Sr. Unsec’d. Notes	4.000	06/15/50		2,350	2,623,281
Vistra Operations Co. LLC, Gtd. Notes, 144A	5.500	09/01/26		925	956,046
Gtd. Notes, 144A	5.625	02/15/27		3,700	3,852,138

					33,552,433

Electrical Components & Equipment 0.1%
WESCO Distribution, Inc., Gtd. Notes, 144A	7.125	06/15/25		2,250	2,435,668

Engineering & Construction 0.0%
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27		200	187,232
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26		620	667,188

					854,420

Entertainment 0.5%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26		846	724,865
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	6.250	07/01/25		1,520	1,616,439
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25		2,250	2,269,486
Codere Finance 2 Luxembourg SA (Spain), Sr. Sec’d. Notes, Cash coupon 4.500% and PIK 6.250%	10.750	11/01/23	EUR	1,240	1,035,818
Sr. Sec’d. Notes, 144A	10.750	09/30/23	EUR	643	821,414
Sr. Sec’d. Notes, 144A	10.750	09/30/23	EUR	131	167,338
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		1,075	1,149,713

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Scientific Games International, Inc.,
Gtd. Notes, 144A	8.250%	03/15/26		500	$540,229
Gtd. Notes, 144A	8.625	07/01/25		2,100	2,297,774
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Sr. Unsec’d. Notes, 144A	7.750	04/15/25		4,000	4,318,045

					14,941,121

Foods 1.0%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	02/15/23		2,900	2,984,806
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	7,100	9,834,622
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	3,200	4,433,324
Kraft Heinz Foods Co.,
Gtd. Notes	4.625	10/01/39		1,415	1,576,709
Gtd. Notes	4.875	10/01/49		1,575	1,807,311
McCormick & Co., Inc.,
Sr. Unsec’d. Notes	2.500	04/15/30		3,080	3,108,711
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	5.875	09/30/27		3,700	3,937,702

					27,683,185

Forest Products & Paper 0.0%
Inversiones CMPC S.A. Branch (Chile),
Gtd. Notes, 144A	4.500	04/25/22		210	215,741

Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.625	05/20/24		3,075	3,427,707

Healthcare-Products 0.1%
Medtronic Global Holdings SCA,
Gtd. Notes	1.625	03/07/31	EUR	300	396,281
Gtd. Notes	2.250	03/07/39	EUR	300	417,781
Stryker Corp.,
Sr. Unsec’d. Notes	2.125	11/30/27	EUR	430	574,554

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     35

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products (cont’d.)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500%	10/01/39	EUR	800	$968,673
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	550	682,804

					3,040,093

Healthcare-Services 0.9%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.829	08/15/28		1,175	1,310,378
Anthem, Inc.,
Sr. Unsec’d. Notes	3.600	03/15/51		2,590	2,697,016
CAB SELAS (France),
Sr. Sec’d. Notes, 144A	3.375	02/01/28	EUR	3,600	4,308,624
Centene Corp.,
Sr. Unsec’d. Notes	4.250	12/15/27		385	403,734
HCA, Inc.,
Gtd. Notes	3.500	09/01/30		150	154,058
Gtd. Notes	5.375	02/01/25		275	306,427
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes	3.970	11/01/48		800	936,071
IQVIA, Inc.,
Gtd. Notes, 144A	2.250	01/15/28	EUR	1,200	1,457,341
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A	9.750	12/01/26		3,000	3,248,442
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.625	07/15/24		1,650	1,675,305
Sr. Sec’d. Notes, 144A	4.875	01/01/26		2,000	2,077,540
Sr. Sec’d. Notes, 144A	7.500	04/01/25		2,350	2,532,371
Sr. Unsec’d. Notes	6.750	06/15/23		3,400	3,712,139

					24,819,446

Holding Companies-Diversified 0.0%
CK Hutchison International 17 Ltd. (United Kingdom),
Gtd. Notes, 144A	2.875	04/05/22		1,000	1,021,883

Home Builders 0.5%
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		2,000	2,113,088
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	7.000	12/15/25		2,500	2,673,206

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
KB Home,
Gtd. Notes	7.000%	12/15/21	175	$178,937
Lennar Corp.,
Gtd. Notes	5.250	06/01/26	3,000	3,464,555
M/I Homes, Inc.,
Gtd. Notes	5.625	08/01/25	1,885	1,954,579
Meritage Homes Corp.,
Gtd. Notes	6.000	06/01/25	750	853,681
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	1,325	1,503,600
Gtd. Notes, 144A	6.625	07/15/27	2,400	2,601,035

				15,342,681

Home Furnishings 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes	4.700	06/01/22	100	104,419

Housewares 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	4.000	06/15/22	100	102,719

Insurance 0.0%
Arch Capital Finance LLC,
Gtd. Notes	4.011	12/15/26	135	152,890
Markel Corp.,
Sr. Unsec’d. Notes	4.150	09/17/50	505	573,999

				726,889

Leisure Time 0.0%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	3.625	12/15/24	550	526,464

Lodging 0.2%
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.250	09/15/22	100	102,484
MGM Resorts International,
Gtd. Notes	6.000	03/15/23	275	294,404
Gtd. Notes	6.750	05/01/25	5,500	5,899,367

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     37

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes	5.125%	08/08/25	300	$334,892
Station Casinos LLC,
Gtd. Notes, 144A	5.000	10/01/25	2	2,029

				6,633,176

Machinery-Diversified 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes	4.875	10/01/21	100	101,771

Media 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.000	03/01/23	2,826	2,856,713
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	6,800	7,017,289
Sr. Unsec’d. Notes, 144A	5.750	02/15/26	2,894	2,990,941
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	5,000	5,165,972
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.800	03/01/50	775	851,706
Sr. Sec’d. Notes	5.375	05/01/47	85	99,626
Sr. Sec’d. Notes	6.384	10/23/35	3,075	4,005,789
Sr. Sec’d. Notes	6.484	10/23/45	95	125,704
Comcast Corp.,
Gtd. Notes	4.250	10/15/30	335	388,875
CSC Holdings LLC,
Gtd. Notes, 144A	5.500	05/15/26	4,500	4,627,077
Gtd. Notes, 144A	5.500	04/15/27	8,000	8,394,758
Sr. Unsec’d. Notes	6.750	11/15/21	1,182	1,214,507
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sr. Sec’d. Notes, 144A	5.375	08/15/26	1,790	1,306,222
DISH DBS Corp.,
Gtd. Notes	6.750	06/01/21	11,650	11,694,314
EW Scripps Co. (The),
Gtd. Notes, 144A	5.125	05/15/25	7,000	7,184,307

				57,923,800

Mining 0.1%
Novelis Corp.,
Gtd. Notes, 144A	5.875	09/30/26	2,500	2,608,183

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturing 0.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500%	03/15/25	1,675	$1,673,864
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	2,750	2,743,885

				4,417,749

Multi-National 0.6%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	5.820	06/16/28	3,000	3,883,991
Sr. Unsec’d. Notes	6.375	10/01/28	1,080	1,441,985
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125	09/27/21	865	870,431
Sr. Unsec’d. Notes	2.750	01/06/23	800	827,473
Sr. Unsec’d. Notes	3.250	02/11/22	1,000	1,020,408
Sr. Unsec’d. Notes	3.750	11/23/23	1,000	1,070,796
Sr. Unsec’d. Notes	4.375	06/15/22	1,100	1,145,173
Inter-American Development Bank (Supranational Bank), Notes	6.800	10/15/25	500	616,058
Sr. Unsec’d. Notes	7.000	06/15/25	1,000	1,249,680
Unsec’d. Notes	6.950	08/01/26	500	639,560
Unsec’d. Notes, MTN	6.750	07/15/27	1,895	2,452,290
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	2.400	10/26/22	790	807,711

				16,025,556

Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	5.500	12/01/24	4,000	4,408,376

Oil & Gas 2.0%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26	1,575	1,669,907
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	2.875	01/15/26	3,755	3,900,810
Antero Resources Corp.,
Gtd. Notes, 144A(a)	8.375	07/15/26	1,350	1,515,652
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	100	101,213
Gtd. Notes, 144A	9.000	11/01/27	691	898,305

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     39

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.400%	06/15/47		1,332	$1,519,267
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26		1,600	1,689,312
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A	9.250	08/01/24		425	437,742
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	7.000	06/15/25		1,300	1,340,683
ConocoPhillips,
Gtd. Notes, 144A	4.875	10/01/47		350	436,936
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26		113	116,725
Sr. Sec’d. Notes, 144A	5.375	03/30/28		1,820	1,880,756
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes	4.650	03/15/25		300	330,719
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/24/25		200	224,966
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		200	228,107
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.125	02/01/27		350	373,692
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	5.131(s)	10/10/36		12,600	6,350,995
Sr. Unsec’d. Notes	7.500	05/01/31		250	297,572
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes	4.875	05/03/22		400	416,107
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.600	01/03/31		2,145	2,317,335
Gtd. Notes	6.625	01/16/34	GBP	1,575	2,456,189
Gtd. Notes	7.375	01/17/27		1,460	1,769,821
Gtd. Notes, EMTN	6.250	12/14/26	GBP	900	1,405,031
Petroleos Mexicanos (Mexico),
Gtd. Notes	2.500	11/24/22	EUR	465	562,896
Gtd. Notes	4.750	02/26/29	EUR	100	119,320
Gtd. Notes	6.350	02/12/48		686	585,103
Gtd. Notes	6.490	01/23/27		3,133	3,311,832
Gtd. Notes	6.500	03/13/27		3,085	3,260,032
Gtd. Notes	6.500	01/23/29		300	305,322
Gtd. Notes, EMTN	2.500	08/21/21	EUR	1,100	1,327,515
Gtd. Notes, EMTN	3.750	02/21/24	EUR	1,200	1,471,554
Gtd. Notes, EMTN	3.750	11/16/25	GBP	853	1,142,663
Gtd. Notes, EMTN	4.875	02/21/28	EUR	680	826,695
Gtd. Notes, EMTN	5.125	03/15/23	EUR	800	1,010,116

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes, EMTN	8.250%	06/02/22	GBP	640	$935,423
Gtd. Notes, MTN	6.750	09/21/47		789	696,526
Gtd. Notes, MTN	6.875	08/04/26		1,440	1,563,347
Range Resources Corp.,
Gtd. Notes	9.250	02/01/26		2,600	2,853,601
Gtd. Notes, 144A	8.250	01/15/29		450	488,220
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes	4.375	10/17/23		1,220	1,320,553
Valero Energy Corp.,
Sr. Unsec’d. Notes	2.150	09/15/27		1,420	1,415,810

					54,874,370

Packaging & Containers 0.3%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	2,400	2,951,078
Silgan Holdings, Inc.,
Gtd. Notes	2.250	06/01/28	EUR	4,100	4,950,519

					7,901,597

Pharmaceuticals 1.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25		95	103,859
Sr. Unsec’d. Notes	4.050	11/21/39		9,395	10,503,110
Sr. Unsec’d. Notes	4.500	05/14/35		150	176,229
Sr. Unsec’d. Notes	4.550	03/15/35		165	195,135
Sr. Unsec’d. Notes	4.850	06/15/44		1,115	1,356,934
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27		5,957	6,632,380
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		850	862,547
Gtd. Notes, 144A	5.250	02/15/31		25	25,033
Gtd. Notes, 144A	6.125	04/15/25		3,275	3,347,689
Gtd. Notes, 144A	7.000	01/15/28		400	437,050
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A	4.250	12/15/25		1,300	1,454,001
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39		475	556,089

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     41

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co., (cont’d.)
Sr. Unsec’d. Notes	4.250%	10/26/49	735	$871,487
Sr. Unsec’d. Notes	5.000	08/15/45	645	835,384
Cardinal Health, Inc.,
Sr. Unsec’d. Notes	3.200	03/15/23	1,215	1,274,012
Cigna Corp.,
Gtd. Notes	4.375	10/15/28	1,630	1,866,268
Sr. Unsec’d. Notes	3.200	03/15/40	1,040	1,050,499
Sr. Unsec’d. Notes	3.400	03/15/51	3,710	3,688,294
CVS Health Corp.,
Sr. Unsec’d. Notes	2.700	08/21/40	1,960	1,808,960
Sr. Unsec’d. Notes	5.125	07/20/45	70	87,180
Mylan, Inc.,
Gtd. Notes(a)	4.550	04/15/28	1,240	1,407,385
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	3.200	09/23/26	925	1,004,958
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes	3.025	07/09/40	1,300	1,264,329
Viatris, Inc.,
Gtd. Notes, 144A	3.850	06/22/40	5,105	5,205,263
Gtd. Notes, 144A	4.000	06/22/50	2,080	2,070,064

				48,084,139

Pipelines 0.7%
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	1,300	1,322,283
Sr. Unsec’d. Notes	5.000	05/15/50	1,030	1,087,251
Sr. Unsec’d. Notes	5.300	04/15/47	110	117,589
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	2,725	2,512,444
Gtd. Notes	3.900	02/15/24	250	270,394
Kinder Morgan Energy Partners LP,
Gtd. Notes	3.950	09/01/22	372	386,000
Kinder Morgan, Inc.,
Gtd. Notes	3.250	08/01/50	1,255	1,138,902
MPLX LP,
Sr. Unsec’d. Notes	5.200	03/01/47	20	23,505
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.375	08/15/22	125	129,472
ONEOK, Inc.,
Gtd. Notes	4.500	03/15/50	6,100	6,353,690

See Notes to Financial Statements.

42

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
ONEOK, Inc., (cont’d.)
Gtd. Notes	4.950%	07/13/47		385	$423,245
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	2.850	01/31/23		350	359,506
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	09/15/24		860	878,562
Gtd. Notes, 144A	7.500	10/01/25		2,225	2,428,123
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25		225	249,189
Sr. Unsec’d. Notes	4.300	03/04/24		325	354,422
Sr. Unsec’d. Notes	4.500	11/15/23		345	375,460

					18,410,037

Real Estate Investment Trusts (REITs) 0.6%
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25		5,675	6,370,281
Sr. Unsec’d. Notes	6.750	12/15/21		2,350	2,363,632
ESH Hospitality, Inc.,
Gtd. Notes, 144A	5.250	05/01/25		1,880	1,917,929
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes, 144A	4.625	06/15/25		610	649,747
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL
Capital LLC,
Sr. Sec’d. Notes, 144A	7.875	02/15/25		3,000	3,231,724
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26		575	594,533
Gtd. Notes, 144A	4.625	12/01/29		860	894,103

					16,021,949

Retail 0.6%
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24		3,375	3,534,436
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	300	349,855
Sr. Sec’d. Notes	6.250	10/30/25	EUR	3,550	4,348,012
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A(a)	6.750	10/15/24		1,200	1,215,254

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     43

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
L Brands, Inc.,
Gtd. Notes	5.625%	10/15/23		3,319	$3,606,176
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25		3,650	3,761,309
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		1,395	1,455,645

					18,270,687

Semiconductors 0.4%
Broadcom, Inc.,
Gtd. Notes	3.459	09/15/26		5,469	5,926,806
Gtd. Notes	5.000	04/15/30		3,645	4,195,333

					10,122,139

Software 0.2%
BY Crown Parent LLC/BY Bond Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.250	01/31/26		4,000	4,189,887
Fidelity National Information Services, Inc.,
Gtd. Notes	0.750	05/21/23	EUR	500	611,383

					4,801,270

Telecommunications 2.0%
AT&T, Inc.,
Sr. Unsec’d. Notes	1.650	02/01/28		3,720	3,618,810
Sr. Unsec’d. Notes	4.300	02/15/30		350	394,579
Sr. Unsec’d. Notes, 144A	2.550	12/01/33		159	151,500
Sr. Unsec’d. Notes, 144A(a)	3.500	09/15/53		2,711	2,501,802
Sr. Unsec’d. Notes, 144A	3.650	09/15/59		1,302	1,202,357
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A	8.750	05/25/24		975	1,017,998
Sr. Sec’d. Notes, 144A	8.750	05/25/24		2,000	2,085,940
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23		2,000	1,887,410
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23(d)		3,020	1,852,224
Level 3 Financing, Inc.,
Gtd. Notes	5.375	05/01/25		2,000	2,043,587
Gtd. Notes, 144A	4.625	09/15/27		2,000	2,061,582

See Notes to Financial Statements.

44

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Level 3 Financing, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	3.400%	03/01/27	325	$346,219
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes(a)	5.625	04/01/25	585	631,701
Sr. Unsec’d. Notes, Series S	6.450	06/15/21	2,500	2,513,375
Sr. Unsec’d. Notes, Series W	6.750	12/01/23	2,500	2,766,029
Qwest Corp.,
Sr. Unsec’d. Notes	6.750	12/01/21	50	51,569
Sprint Communications, Inc.,
Gtd. Notes	6.000	11/15/22	4,000	4,272,388
Gtd. Notes	11.500	11/15/21	4,861	5,121,638
Sprint Corp.,
Gtd. Notes	7.250	09/15/21	5,725	5,845,902
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A	3.360	03/20/23	50	50,320
T-Mobile USA, Inc.,
Gtd. Notes	5.125	04/15/25	2,000	2,033,824
Gtd. Notes	6.000	03/01/23	3,000	3,024,484
Sr. Sec’d. Notes, 144A	3.000	02/15/41	2,755	2,582,315
Sr. Sec’d. Notes, 144A	3.300	02/15/51	895	835,781
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.650	11/20/40	4,085	3,791,164
Sr. Unsec’d. Notes	3.400	03/22/41	2,000	2,047,265

				54,731,763

Toys/Games/Hobbies 0.1%
Mattel, Inc.,
Gtd. Notes, 144A	3.375	04/01/26	1,600	1,656,626

Transportation 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	3.450	09/15/21	100	100,367
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes	5.875	07/05/34	103	117,813
XPO Logistics, Inc.,
Gtd. Notes, 144A	6.250	05/01/25	1,500	1,606,598

				1,824,778

TOTAL CORPORATE BONDS (cost $760,674,925)				781,884,340

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     45

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS 0.2%

California 0.0%
University of California,
Taxable, Revenue Bonds, Series AP	3.931%	05/15/45	25	$28,273
Taxable, Revenue Bonds, Series J	4.131	05/15/45	25	29,373

				57,646

Illinois 0.1%
State of Illinois,
General Obligation Unlimited, Series A	5.000	10/01/22	635	675,716
General Obligation Unlimited, Series D	5.000	11/01/22	1,685	1,794,138

				2,469,854

New Jersey 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	100	160,816

Puerto Rico 0.1%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Revenue Bonds, Restructured, Series A-1	5.000	07/01/58	2,135	2,398,480

Virginia 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	125	154,190

TOTAL MUNICIPAL BONDS (cost $4,827,157)				5,240,986

RESIDENTIAL MORTGAGE-BACKED SECURITIES 9.6%
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month
LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.706(c)	04/25/28	224	224,164
Series 2018-02A, Class M1C, 144A, 1 Month
LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.706(c)	08/25/28	65	65,057
Series 2018-03A, Class M1B, 144A, 1 Month
LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.956(c)	10/25/28	475	476,028
Series 2019-02A, Class M1B, 144A, 1 Month
LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.556(c)	04/25/29	307	306,889
Series 2019-03A, Class M1A, 144A, 1 Month
LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.206(c)	07/25/29	505	504,851
Series 2019-03A, Class M1B, 144A, 1 Month
LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.706(c)	07/25/29	1,500	1,501,839
Series 2019-04A, Class M1A, 144A, 1 Month
LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.506(c)	10/25/29	670	669,526

See Notes to Financial Statements.

46

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.106%(c)	10/25/29	2,400	$2,399,999
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)	3.506(c)	06/25/30	267	268,065
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.406(c)	08/26/30	205	205,133
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)	3.306(c)	08/26/30	400	404,225
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.106(c)	08/26/30	465	473,688
Series 2020-03A, Class M1A, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.106(c)	10/25/30	515	517,575
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.956(c)	10/25/30	375	380,625
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)	3.806(c)	10/25/30	490	509,600
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)	2.706(c)	06/25/30	1,160	1,165,644
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	3.706(c)	06/25/30	820	826,153
BVRT Financing Trust,
Series 2019-01, Class F, 144A^	2.261(cc)	09/15/21	4,198	4,183,114
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.861(c)	08/29/22	18,635	18,615,946
Series 2021-02, Class PT, 144A, 1 Month LIBOR + 3.000%^	3.111(c)	10/27/22	18,661	18,661,271
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	3.024(cc)	09/25/47	38	37,011
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	2.256(c)	09/25/31	2,084	2,100,038
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.206(c)	06/25/39	610	611,536
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.206(c)	10/25/39	854	858,516
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.156(c)	01/25/40	1,800	1,811,150
Credit Suisse Mortgage Trust,
Series 2020-RPL5, Class A1, 144A	3.023(cc)	08/25/60	853	867,372
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.806(c)	11/25/28	516	518,600

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     47

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Eagle Re Ltd. (Bermuda), (cont’d.)
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	1.906%(c)	04/25/29	373	$373,212
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.106(c)	10/25/30	1,338	1,337,923
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)	4.106(c)	10/25/30	910	917,820
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.606(c)	10/25/30	640	646,299
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	2.165(c)	10/25/33	1,325	1,333,239
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	2.715(c)	10/25/33	2,045	2,066,596
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.506(c)	05/25/30	807	813,539
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.256(c)	10/25/30	439	443,576
Fannie Mae REMICS,
Series 2012-132, Class KI, IO	3.000	12/25/32	3,405	367,224
Series 2012-144, Class EI, IO	3.000	01/25/28	4,172	283,309
Series 2012-148, Class IC, IO	3.000	01/25/28	5,866	390,470
Series 2013-013, Class IK, IO	2.500	03/25/28	2,777	134,211
Series 2013-049, Class AI, IO	3.000	05/25/33	2,893	299,913
Series 2015-059, Class CI, IO	3.500	08/25/30	4,115	299,972
Series 2016-020, Class DI, IO	3.500	04/25/31	4,322	494,245
Series 2018-024, Class BH	3.500	04/25/48	443	471,035
Series 2018-025, Class AG	3.500	04/25/47	1,673	1,753,577
Series 2018-057, Class QV	3.500	11/25/29	1,860	1,965,495
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.010(c)	11/25/50	1,630	1,695,290
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	2.610(c)	11/25/50	7,890	8,040,941
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.410(c)	08/25/33	8,290	8,345,865
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.956(c)	02/25/50	1,910	1,927,965

See Notes to Financial Statements.

48

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	5.206%(c)	06/25/50	330	$344,403
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.106(c)	06/25/50	914	922,750
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.106(c)	08/25/50	2,635	2,810,065
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)	3.856(c)	08/25/50	1,260	1,276,963
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	4.810(c)	10/25/50	1,180	1,249,479
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	2.810(c)	10/25/50	880	894,540
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	3.206(c)	03/25/50	140	143,032
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	3.706(c)	07/25/50	2,921	2,955,457
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	5.356(c)	09/25/50	550	579,595
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)	3.256(c)	09/25/50	395	399,447
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	2.260(c)	08/25/33	8,400	8,463,191
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.856(c)	09/25/48	2	2,220
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.756(c)	01/25/49	231	235,316
Freddie Mac REMICS,
Series 4012, Class MJ	3.500	11/15/40	1,519	1,573,460
Series 4046, Class PI, IO	3.000	05/15/27	2,651	164,877
Series 4060, Class IO, IO	3.000	06/15/27	3,651	148,807
Series 4073, Class EI, IO	3.000	02/15/27	6,471	280,448
Series 4131, Class BI, IO	2.500	11/15/27	5,107	274,812
Series 4146, Class KI, IO	3.000	12/15/32	3,466	373,690
Series 4153, Class IO, IO	3.000	01/15/28	6,743	422,677
Series 4172, Class KI, IO	3.000	10/15/32	5,780	494,924
Series 4182, Class EI, IO	2.500	03/15/28	3,489	202,424
Series 4186, Class JI, IO	3.000	03/15/33	11,906	1,193,039
Series 4314, Class PD	3.750	07/15/43	1,678	1,782,633
Series 4574, Class AI, IO	3.000	04/15/31	2,874	268,732
Series 4631, Class GP	3.500	03/15/46	3,052	3,259,899

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     49

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
GCAT LLC,
Series 2019-04, Class A1, 144A	3.228%	11/26/49		5,920	$5,935,935
Government National Mortgage Assoc.,
Series 2013-047, Class IA, IO	4.000	03/20/43		1,197	213,246
Series 2014-116, Class IT, IO	4.000	08/20/44		1,464	196,409
Series 2016-164, Class IG, IO	4.000	12/20/46		2,591	501,068
Series 2017-045, Class QA	3.000	11/20/42		6,081	6,316,954
Series 2017-163, Class PT	3.000	11/20/47		2,709	2,882,174
Series 2018-005, Class IB, IO	4.000	01/20/48		1,136	208,009
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.246(c)	01/26/37		81	80,363
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.706(c)	10/25/28		145	145,366
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.756(c)	05/25/29		218	217,938
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)	2.706(c)	10/25/30		1,400	1,404,156
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)	3.356(c)	10/25/30		800	810,272
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)	4.256(c)	10/25/30		400	404,572
Jupiter Mortgage PLC (United Kingdom),
Series 01A, Class B, 144A, 3 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.448(c)	07/20/60	GBP	2,000	2,764,296
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59		758	762,510
Series 2019-PR01, Class A1, 144A	3.858	09/25/59		7,148	7,249,544
Series 2020-GS01, Class A1, 144A	2.882	10/25/59		3,341	3,373,389
Series 2020-SL01, Class A, 144A	2.734	01/25/60		2,097	2,111,666
Series 2021-SL01, Class A, 144A	1.991(cc)	07/01/82		4,833	4,827,694
Mortgage Repurchase Agreement Financing Trust,
Series 2020-03, Class A1, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.361(c)	01/23/23		1,055	1,055,131
Series 2020-04, Class A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.461(c)	04/23/23		1,005	1,005,338
Series 2020-04, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.461(c)	04/23/23		1,935	1,935,650
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.715(c)	12/11/21		19,590	19,596,328
Series 2021-09, Class A1X, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)^	1.307(c)	11/15/21		16,000	15,957,600

See Notes to Financial Statements.

50

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
MRA Issuance Trust, (cont’d.)
Series 2021-EBO03, Class A1X, 144A^	0.000%(cc)	03/31/23	6,630	$6,630,000
Series 2021-EBO03, Class A2, 144A^	0.000(cc)	03/31/23	7,650	7,650,000
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.856(c)	01/25/48	640	641,787
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.656(c)	07/25/28	136	136,368
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.506(c)	07/25/29	61	61,518
Oaktown Re IV Ltd. (Bermuda),
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)	4.856(c)	07/25/30	847	849,084
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.506(c)	10/25/30	231	231,667
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	3.706(c)	10/25/30	460	463,303
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.921(c)	12/25/22	8,879	8,925,751
Series 2021-1R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)	3.015(c)	02/27/24	14,210	14,210,099
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.506(c)	03/25/28	25	24,734
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	2.806(c)	03/25/28	330	330,000
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.306(c)	06/25/29	57	56,587
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.056(c)	02/25/30	700	697,017
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.556(c)	02/25/30	2,200	2,171,963
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)	3.256(c)	10/25/30	1,495	1,494,875
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.106(c)	10/25/30	1,455	1,465,316
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)	4.706(c)	10/25/30	1,477	1,504,317

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     51

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Retiro Mortgage Securities DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.464%(c)	07/30/75	EUR	5,060	$6,037,833
Station Place Securitization Trust,
Series 2020-10, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.606(c)	05/20/21		7,390	7,390,810
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	2.554(cc)	12/25/34		157	160,763

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $263,593,305)					265,371,611

SOVEREIGN BONDS 6.2%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes	2.500	10/11/22		3,000	3,091,439
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125(cc)	07/09/30		2,546	908,284
Sr. Unsec’d. Notes	0.125(cc)	01/09/38		447	168,593
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30		1,005	991,116
Brazil Loan Trust 1 (Brazil),
Gov’t. Gtd. Notes	5.477	07/24/23		3,763	3,919,092
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28		5,600	6,066,357
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes	4.500	05/30/29		300	315,918
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.000	02/26/24		1,000	1,065,891
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		620	706,860
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		400	458,136
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	612	765,429
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	633	789,691
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	1,210	1,517,153
Finland Government International Bond (Finland),
Sr. Unsec’d. Notes	6.950	02/15/26		135	170,441
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, EMTN	2.375	06/04/25		600	639,543

See Notes to Financial Statements.

52

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes, 144A	6.375%	02/11/27		820	$816,744
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A	4.375	08/01/22	EUR	3,000	3,818,290
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	470	800,766
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, 144A	2.500	05/28/24		2,500	2,649,750
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375	02/21/23		1,820	1,982,859
Sr. Unsec’d. Notes	5.750	11/22/23		2,200	2,487,011
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes	5.875	05/11/22		1,359	1,421,729
Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	965	1,172,556
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	774	940,366
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	820	962,951
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	465	582,159
Sr. Unsec’d. Notes, 144A, MTN	5.875	01/15/24		1,000	1,132,688
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	3,000	3,791,894
Sr. Unsec’d. Notes, EMTN	2.875	07/08/21	EUR	800	966,343
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	750	1,073,008
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	2.500	06/01/22		600	614,443
Gov’t. Gtd. Notes	2.500	05/23/24		1,000	1,059,057
Gov’t. Gtd. Notes	3.375	10/31/23		800	858,344
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375	09/27/23		600	640,469
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		800	827,350
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		200	204,373
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		400	427,104
Sr. Unsec’d. Notes, 144A, MTN	3.250	04/24/23		400	421,879
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		1,400	1,455,347
Sr. Unsec’d. Notes, EMTN	2.625	04/20/22		400	408,747
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes	2.750	03/20/22		2,000	2,041,906
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes	5.250	06/16/21		900	904,539

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     53

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes	6.625%	02/01/22		10,360	$10,851,170
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		20,612	23,551,697
Province of Alberta (Canada),
Sr. Unsec’d. Notes	2.200	07/26/22		250	255,980
Sr. Unsec’d. Notes	3.300	03/15/28		1,800	1,995,654
Province of British Columbia (Canada),
Sr. Unsec’d. Notes, Series B	6.500	01/15/26		1,800	2,241,252
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	05/04/22		325	331,148
Sr. Unsec’d. Notes, Series GX	2.600	04/16/24		400	424,319
Province of Nova Scotia (Canada),
Debentures	8.250	07/30/22		1,011	1,106,337
Debentures	8.750	04/01/22		1,800	1,925,170
Province of Ontario (Canada),
Sr. Unsec’d. Notes	3.400	10/17/23		375	402,500
Province of Quebec (Canada),
Debentures, Series NN	7.125	02/09/24		2,465	2,903,666
Sr. Unsec’d. Notes	2.750	04/12/27		195	211,816
Sr. Unsec’d. Notes, Series NJ	7.500	07/15/23		384	442,293
Unsec’d. Notes, Series A, MTN	7.485	03/02/26		1,040	1,350,122
Province of Saskatchewan (Canada),
Debentures	8.500	07/15/22		810	886,517
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A	6.500	02/15/23(d)		200	83,166
Sr. Unsec’d. Notes, 144A	9.950	06/09/21(d)		1,450	641,564
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		205	252,477
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.875	10/17/29		300	305,513
Sr. Unsec’d. Notes	6.875	09/27/23		4,735	5,409,636
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	359	442,790
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	2,815	5,011,441
Sr. Unsec’d. Notes, MTN(a)	5.375	06/15/33		1,205	1,475,822
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes	5.000	03/23/22		500	520,891
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN	4.375	08/22/23		3,000	3,252,496
Sr. Unsec’d. Notes, EMTN	6.750	02/07/22		6,414	6,724,198

See Notes to Financial Statements.

54

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	4.000%	04/17/25		375	$413,085
Sr. Unsec’d. Notes, EMTN	2.375	10/26/21		6,000	6,054,448
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	361	430,304
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	244	322,710
Sr. Unsec’d. Notes	7.250	09/28/21		3,475	3,564,164
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	1,255	1,454,129
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		2,575	2,372,474
Slovakia Government International Bond (Slovakia),
Sr. Unsec’d. Notes	4.375	05/21/22		8,900	9,259,802
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes	5.250	02/18/24		3,014	3,403,874
Sr. Unsec’d. Notes	5.850	05/10/23		2,292	2,538,806
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	2.000	05/17/21		2,400	2,401,450
Sr. Unsec’d. Notes	2.500	06/08/22		1,000	1,022,918
Sr. Unsec’d. Notes, 144A	2.500	06/08/22		200	204,584
Sr. Unsec’d. Notes, 144A	2.625	05/29/24		2,000	2,118,361
Sr. Unsec’d. Notes, 144A	3.250	06/01/23		400	422,760
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	7.250	12/23/23		1,700	1,800,342
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/21		195	196,952
Sr. Unsec’d. Notes	7.750	09/01/22		950	992,776
Sr. Unsec’d. Notes	8.994	02/01/24		200	219,890
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	1,960	2,160,283
Sr. Unsec’d. Notes, 144A	7.750	09/01/21		550	555,506
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		905	945,750
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		400	439,780
Sr. Unsec’d. Notes, 144A	9.750	11/01/28		600	695,596

TOTAL SOVEREIGN BONDS (cost $165,889,094)					173,026,994

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.2%
Federal Home Loan Mortgage Corp.	6.750	03/15/31		600	873,110
Federal National Mortgage Assoc.	1.875	09/24/26		1,225	1,285,458
Federal National Mortgage Assoc.	2.000	10/05/22		465	477,430
Federal National Mortgage Assoc.(k)	6.625	11/15/30		605	866,578
Federal National Mortgage Assoc.(k)	7.125	01/15/30		580	839,110
Resolution Funding Corp. Interest Strips, Bonds	1.104(s)	04/15/28		955	847,621
Resolution Funding Corp. Interest Strips, Bonds	2.935(s)	01/15/28		575	514,272

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     55

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Tennessee Valley Authority Generic Strip, Bonds,
Series AA	2.035%(s)	12/15/21	14	$13,937

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $5,364,309)				5,717,516

U.S. TREASURY OBLIGATIONS 14.2%
U.S. Treasury Notes	0.125	01/31/23	50,195	50,177,353
U.S. Treasury Notes	0.125	12/15/23	520	518,091
U.S. Treasury Notes	0.250	03/15/24	2,270	2,266,276
U.S. Treasury Notes	0.250	10/31/25	3,855	3,772,178
U.S. Treasury Notes	0.375	07/31/27	5,860	5,580,734
U.S. Treasury Notes	0.500	05/31/27	430	414,177
U.S. Treasury Notes(h)(k)	0.500	06/30/27	9,025	8,678,102
U.S. Treasury Notes	0.750	03/31/26	310	308,789
U.S. Treasury Notes	1.250	08/31/24	15,395	15,813,552
U.S. Treasury Notes	1.375	10/15/22	50,340	51,254,379
U.S. Treasury Notes	1.500	01/15/23	1,345	1,375,998
U.S. Treasury Notes	1.500	02/28/23	12,355	12,657,118
U.S. Treasury Notes	1.625	11/15/22	1,410	1,442,276
U.S. Treasury Notes	1.750	05/15/23	1,960	2,022,322
U.S. Treasury Notes	2.000	02/15/25	410	432,518
U.S. Treasury Notes(k)	2.125	09/30/21	13,700	13,817,734
U.S. Treasury Notes	2.125	05/15/25	46,645	49,472,853
U.S. Treasury Notes	2.250	11/15/24	53,590	56,922,628
U.S. Treasury Notes	2.375	08/15/24	61,615	65,576,652
U.S. Treasury Notes(k)	2.500	05/15/24	23,565	25,102,248
U.S. Treasury Notes	2.625	03/31/25	625	674,609
U.S. Treasury Notes	2.750	02/15/28	4,800	5,266,500
U.S. Treasury Notes	2.875	11/15/21	2,000	2,030,234
U.S. Treasury Notes	2.875	08/15/28	5,000	5,534,375
U.S. Treasury Notes	3.000	09/30/25	2,000	2,199,844
U.S. Treasury Notes	3.125	11/15/28	5,000	5,627,344
U.S. Treasury Strips Coupon	1.020(s)	05/15/33	75	58,998
U.S. Treasury Strips Coupon(h)	1.398(s)	11/15/41	855	527,128
U.S. Treasury Strips Coupon(h)	1.450(s)	08/15/42	465	281,107
U.S. Treasury Strips Coupon(h)	2.027(s)	05/15/39	1,165	770,356
U.S. Treasury Strips Coupon(h)	2.057(s)	11/15/38	2,240	1,505,788
U.S. Treasury Strips Coupon(h)	2.058(s)	02/15/39	2,275	1,515,630
U.S. Treasury Strips Coupon(h)	2.420(s)	08/15/40	1,500	960,410
U.S. Treasury Strips Coupon	2.857(s)	05/15/31	100	83,094
U.S. Treasury Strips Coupon	3.019(s)	11/15/35	140	102,594

TOTAL U.S. TREASURY OBLIGATIONS (cost $391,215,192)				394,743,989

See Notes to Financial Statements.

56

Description	Shares	Value

COMMON STOCK 0.0%

Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)*
(cost $23,458)	1,338	$6,290

PREFERRED STOCK 0.0%

Capital Markets
State Street Corp., 5.350%, Series G, Maturing 03/15/26(oo)
(cost $125,000)	5,000	146,100

TOTAL LONG-TERM INVESTMENTS (cost $2,590,565,953)		2,642,424,909

SHORT-TERM INVESTMENTS 5.4%

AFFILIATED MUTUAL FUNDS 5.4%
PGIM Core Short-Term Bond Fund(wc)	6,826,700	62,942,172
PGIM Core Ultra Short Bond Fund(wc)	77,717,319	77,717,319
PGIM Institutional Money Market Fund (cost $10,038,562; includes $10,037,606 of cash collateral for securities on loan)(b)(wc)	10,049,382	10,044,357

TOTAL AFFILIATED MUTUAL FUNDS (cost $150,306,808)		150,703,848

OPTIONS PURCHASED*~ 0.0% (cost $76,538)		66,497

TOTAL SHORT-TERM INVESTMENTS (cost $150,383,346)		150,770,345

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.5% (cost $2,740,949,299)		2,793,195,254

OPTIONS WRITTEN*~ (0.0)% (premiums received $285,242)		(259,579)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.5% (cost $2,740,664,057)		2,792,935,675
Liabilities in excess of other assets(z) (0.5)%		(13,926,431)

NET ASSETS 100.0%		$2,779,009,244

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     57

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

BABs—Build America Bonds

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BROIS—Brazil Overnight Index Swap

BUBOR—Budapest Interbank Offered Rate

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CMBX—Commercial Mortgage-Backed Index

COOIS—Colombia Overnight Interbank Reference Rate

CPI—Consumer Price Index

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

IO—Interest Only (Principal amount represents notional)

JIBAR—Johannesburg Interbank Agreed Rate

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MTN—Medium Term Note

See Notes to Financial Statements.

58

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMICS—Real Estate Mortgage Investment Conduit Security

S—Semiannual payment frequency for swaps

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

Strips—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

USOIS—United States Overnight Index Swap

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $56,081,985 and 2.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,851,673; cash collateral of $10,037,606 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

						Notional
	Call/		Expiration			Amount
Description	Put	Counterparty	Date	Strike	Contracts	(000)#	Value
Currency Option USD vs CNH	Call	Goldman Sachs International	07/12/21	7.30	—	4,612	$245
Currency Option USD vs RUB	Call	Goldman Sachs International	05/06/21	90.00	—	1,655	—
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	05/05/21	18.50	—	3,232	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     59

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Options Purchased (continued):

OTC Traded

						Notional
	Call/		Expiration			Amount
Description	Put	Counterparty	Date	Strike	Contracts	(000)#	Value
Currency Option USD vs RUB	Put	JPMorgan Chase Bank, N.A.	05/04/21	70.00	—	1,665	$—
Currency Option USD vs RUB	Put	JPMorgan Chase Bank, N.A.	05/06/21	70.00	—	3,233	1
Currency Option USD vs RUB	Put	Morgan Stanley & Co. International PLC	05/06/21	70.00	—	1,665	1
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	05/03/21	7.50	—	1,662	—
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	05/26/21	7.00	—	3,343	81
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	05/26/21	7.00	—	1,672	40

Total OTC Traded (cost $1,220)							$368

OTC Swaptions

									Notional
	Call/		Expiration						Amount
Description	Put	Counterparty	Date	Strike	Receive		Pay		(000)#	Value
CDX.NA.IG.36.V1, 06/20/26	Call	Bank of America, N.A.	06/16/21	0.40%	1.000%(Q	)	CDX.NA.IG.36. V1(Q	)	9,510	$234
CDX.NA.IG.36.V1, 06/20/26	Call	Morgan Stanley & Co. International PLC	06/16/21	0.40%	1.000%(Q	)	CDX.NA.IG.36. V1(Q	)	9,510	234
CDX.NA.IG.36.V1, 06/20/26	Call	Bank of America, N.A.	07/21/21	0.40%	1.000%(Q	)	CDX.NA.IG.36. V1(Q	)	13,780	1,299
CDX.NA.IG.36.V1, 06/20/26	Call	Goldman Sachs International	07/21/21	0.40%	1.000%(Q	)	CDX.NA.IG.36. V1(Q	)	12,680	1,195
CDX.NA.IG.36.V1, 06/20/26	Put	Bank of America, N.A.	06/16/21	0.55%	CDX.NA.IG.36. V1(Q	)	1.000%(Q	)	9,510	10,372
CDX.NA.IG.36.V1, 06/20/26	Put	Morgan Stanley & Co. International PLC	06/16/21	0.58%	CDX.NA.IG.36. V1(Q	)	1.000%(Q	)	9,510	7,981
CDX.NA.IG.36.V1, 06/20/26	Put	Bank of America, N.A.	07/21/21	0.55%	CDX.NA.IG.36. V1(Q	)	1.000%(Q	)	13,780	25,357
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	07/21/21	0.58%	CDX.NA.IG.36. V1(Q	)	1.000%(Q	)	12,680	19,457

Total OTC Swaptions (cost $75,318)										$66,129

Total Options Purchased (cost $76,538)										$66,497

See Notes to Financial Statements.

60

Options Written:

OTC Traded

						Notional
	Call/		Expiration			Amount
Description	Put	Counterparty	Date	Strike	Contracts	(000)#	Value
Currency Option USD vs CNH	Call	Goldman Sachs International	07/12/21	6.70	—	4,612	$(5,940)
Currency Option USD vs RUB	Call	Goldman Sachs International	05/06/21	77.00	—	1,655	(1,633)
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	05/05/21	20.05	—	3,232	(5,097)
Currency Option USD vs RUB	Put	JPMorgan Chase Bank, N.A.	05/04/21	76.50	—	1,665	(29,567)
Currency Option USD vs RUB	Put	JPMorgan Chase Bank, N.A.	05/06/21	75.50	—	3,233	(27,038)
Currency Option USD vs RUB	Put	Morgan Stanley & Co. International PLC	05/06/21	77.50	—	1,665	(51,578)
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	05/03/21	8.00	—	1,662	(4)
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	05/26/21	8.25	—	3,343	(40,846)
Currency Option USD vs TRY	Put	Morgan Stanley & Co. International PLC	05/26/21	8.25	—	1,672	(20,423)

Total OTC Traded (premiums received $212,411)							$(182,126)

OTC Swaptions

							Notional
	Call/		Expiration				Amount
Description	Put	Counterparty	Date	Strike	Receive	Pay	(000)#	Value
CDX.NA.IG.36.V1, 06/20/26	Call	Bank of America, N.A.	06/16/21	0.50%	CDX.NA.IG.36. V1(Q)	1.000%(Q)	9,510	$(9,998)
CDX.NA.IG.36.V1, 06/20/26	Call	Morgan Stanley & Co. International PLC	06/16/21	0.50%	CDX.NA.IG.36. V1(Q)	1.000%(Q)	9,510	(9,999)
CDX.NA.IG.36.V1, 06/20/26	Call	Bank of America, N.A.	07/21/21	0.50%	CDX.NA.IG.36. V1(Q)	1.000%(Q)	13,780	(18,207)
CDX.NA.IG.36.V1, 06/20/26	Call	Goldman Sachs International	07/21/21	0.50%	CDX.NA.IG.36. V1(Q)	1.000%(Q)	12,680	(16,754)
CDX.NA.IG.36.V1, 06/20/26	Put	Bank of America, N.A.	06/16/21	0.70%	1.000%(Q)	CDX.NA.IG.36. V1(Q)	9,510	(3,449)
CDX.NA.IG.36.V1, 06/20/26	Put	Morgan Stanley & Co. International PLC	06/16/21	0.80%	1.000%(Q)	CDX.NA.IG.36. V1(Q)	9,510	(2,529)
CDX.NA.IG.36.V1, 06/20/26	Put	Bank of America, N.A.	07/21/21	0.75%	1.000%(Q)	CDX.NA.IG.36. V1(Q)	13,780	(8,602)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	07/21/21	0.75%	1.000%(Q)	CDX.NA.IG.36. V1(Q)	12,680	(7,915)

Total OTC Swaptions (premiums received $72,831)								$(77,453)

Total Options Written (premiums received $285,242)								$(259,579)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     61

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Futures contracts outstanding at April 30, 2021:

				Value /
Number			Current	Unrealized
of		Expiration	Notional	Appreciation
Contracts	Type	Date	Amount	(Depreciation)
Long Positions:
822	2 Year U.S. Treasury Notes	Jun. 2021	$181,462,921	$(56,136)
2,311	5 Year U.S. Treasury Notes	Jun. 2021	286,419,563	418,444
24	20 Year U.S. Treasury Bonds	Jun. 2021	3,774,000	(3,292)
25	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	4,647,656	3,856

				362,872

Short Positions:
785	5 Year Euro-Bobl	Jun. 2021	127,153,627	79,745
126	10 Year Euro-Bund	Jun. 2021	25,752,195	213,723
2,360	10 Year U.S. Treasury Notes	Jun. 2021	311,593,750	3,268,709
488	Euro Schatz Index	Jun. 2021	65,757,112	(21,647)

				3,540,530

				$3,903,402

Forward foreign currency exchange contracts outstanding at April 30, 2021:

		Notional		Value at
Purchase		Amount		Settlement	Current	Unrealized	Unrealized
Contracts	Counterparty	(000)		Date	Value	Appreciation	Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/20/21	Barclays Bank PLC	AUD	4,179	$3,238,143	$3,220,659	$—	$(17,484)
Expiring 07/20/21	Goldman Sachs International	AUD	1,083	844,000	834,280	—	(9,720)
Expiring 07/20/21	JPMorgan Chase Bank, N.A.	AUD	1,069	826,380	823,795	—	(2,585)
Expiring 07/20/21	Morgan Stanley & Co. International PLC	AUD	1,082	844,000	833,559	—	(10,441)
Brazilian Real,
Expiring 05/04/21	Barclays Bank PLC	BRL	1,981	352,000	364,503	12,503	—
Expiring 05/04/21	Citibank, N.A.	BRL	3,793	675,000	698,043	23,043	—
Expiring 05/04/21	Credit Suisse International	BRL	3,649	647,000	671,528	24,528	—
Expiring 05/04/21	Credit Suisse International	BRL	2,317	420,000	426,474	6,474	—
Expiring 05/04/21	Goldman Sachs International	BRL	9,147	1,607,000	1,683,301	76,301	—
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	19,070	3,540,417	3,509,311	—	(31,106)
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	2,330	408,000	428,828	20,828	—

See Notes to Financial Statements.

62

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

		Notional		Value at
Purchase		Amount		Settlement	Current	Unrealized	Unrealized
Contracts	Counterparty	(000)		Date	Value	Appreciation	Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 05/04/21	Morgan Stanley & Co. International PLC	BRL	5,482	$979,000	$1,008,836	$29,836	$—
Expiring 05/04/21	Morgan Stanley & Co. International PLC	BRL	4,591	833,000	844,958	11,958	—
Expiring 07/02/21	Morgan Stanley & Co. International PLC	BRL	28,837	5,225,216	5,278,982	53,766	—
Chilean Peso,
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CLP	595,504	837,000	837,642	642	—
Chinese Renminbi,
Expiring 05/14/21	Citibank, N.A.	CNH	11,460	1,642,271	1,768,512	126,241	—
Expiring 05/18/21	Goldman Sachs International	CNH	4,816	737,000	743,020	6,020	—
Expiring 05/18/21	Goldman Sachs International	CNH	4,017	615,000	619,824	4,824	—
Expiring 05/18/21	HSBC Bank PLC	CNH	9,549	1,477,000	1,473,272	—	(3,728)
Expiring 05/18/21	HSBC Bank PLC	CNH	5,384	824,000	830,654	6,654	—
Expiring 05/18/21	HSBC Bank PLC	CNH	5,056	776,000	780,111	4,111	—
Expiring 05/18/21	HSBC Bank PLC	CNH	4,011	614,000	618,778	4,778	—
Expiring 05/18/21	JPMorgan Chase Bank, N.A.	CNH	15,091	2,318,654	2,328,292	9,638	—
Expiring 05/18/21	JPMorgan Chase Bank, N.A.	CNH	3,308	512,000	510,426	—	(1,574)
Expiring 05/18/21	Morgan Stanley & Co. International PLC	CNH	7,981	1,227,000	1,231,305	4,305	—
Expiring 05/18/21	UBS AG	CNH	3,498	538,000	539,680	1,680	—
Expiring 05/18/21	UBS AG	CNH	2,775	425,000	428,176	3,176	—
Colombian Peso,
Expiring 06/16/21	BNP Paribas S.A.	COP	4,795,737	1,317,000	1,274,738	—	(42,262)
Expiring 06/16/21	BNP Paribas S.A.	COP	3,029,272	826,000	805,200	—	(20,800)
Expiring 06/16/21	Goldman Sachs International	COP	6,004,176	1,656,000	1,595,948	—	(60,052)
Expiring 06/16/21	Goldman Sachs International	COP	2,322,540	621,000	617,346	—	(3,654)
Expiring 06/16/21	Goldman Sachs International	COP	2,308,559	628,000	613,630	—	(14,370)
Expiring 06/16/21	Goldman Sachs International	COP	2,215,043	620,000	588,773	—	(31,227)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	COP	2,973,471	816,000	790,368	—	(25,632)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	COP	1,520,713	418,000	404,215	—	(13,785)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     63

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	CZK	28,131	$1,296,606	$1,307,883	$11,277	$—
Expiring 07/19/21	Morgan Stanley & Co. International PLC	CZK	27,028	1,236,101	1,256,593	20,492	—
Euro,
Expiring 07/19/21	Citibank, N.A.	EUR	1,377	1,648,000	1,658,330	10,330	—
Expiring 07/19/21	Citibank, N.A.	EUR	347	420,256	417,875	—	(2,381)
Expiring 07/19/21	Citibank, N.A.	EUR	347	420,250	417,875	—	(2,375)
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	EUR	694	844,000	836,224	—	(7,776)
Expiring 07/19/21	The Toronto-Dominion Bank	EUR	690	828,000	831,459	3,459	—
Hungarian Forint,
Expiring 07/19/21	Barclays Bank PLC	HUF	116,910	389,000	389,971	971	—
Expiring 07/19/21	Barclays Bank PLC	HUF	110,850	372,000	369,758	—	(2,242)
Indian Rupee,
Expiring 06/16/21	HSBC Bank PLC	INR	67,112	889,000	898,266	9,266	—
Expiring 06/16/21	HSBC Bank PLC	INR	62,615	826,000	838,069	12,069	—
Expiring 06/16/21	HSBC Bank PLC	INR	60,788	805,000	813,623	8,623	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	493,261	6,634,830	6,602,052	—	(32,778)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	409,749	5,521,475	5,484,280	—	(37,195)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	144,829	1,966,332	1,938,469	—	(27,863)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	67,724	892,000	906,449	14,449	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	41,444	549,000	554,704	5,704	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	INR	384,222	5,202,197	5,142,623	—	(59,574)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	INR	60,952	805,000	815,812	10,812	—
Indonesian Rupiah,
Expiring 06/16/21	Goldman Sachs International	IDR	8,008,472	548,000	550,335	2,335	—
Expiring 06/16/21	Goldman Sachs International	IDR	5,276,920	358,000	362,625	4,625	—
Expiring 06/16/21	HSBC Bank PLC	IDR	7,868,613	543,000	540,724	—	(2,276)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	82,650,974	5,660,638	5,679,699	19,061	—

See Notes to Financial Statements.

64

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	12,098,051	$827,000	$831,367	$4,367	$—
Expiring 06/16/21	UBS AG	IDR	7,917,000	546,000	544,049	—	(1,951)
Israeli Shekel,
Expiring 06/16/21	Barclays Bank PLC	ILS	9,902	2,988,100	3,049,787	61,687	—
Expiring 06/16/21	Citibank, N.A.	ILS	9,902	2,997,150	3,049,787	52,637	—
Expiring 06/16/21	Citibank, N.A.	ILS	2,711	826,000	834,955	8,955	—
Expiring 06/16/21	Citibank, N.A.	ILS	2,707	831,000	833,662	2,662	—
Expiring 06/16/21	Citibank, N.A.	ILS	1,825	556,000	562,122	6,122	—
Expiring 06/16/21	Citibank, N.A.	ILS	1,729	534,000	532,628	—	(1,372)
Expiring 06/16/21	Citibank, N.A.	ILS	1,143	348,000	352,159	4,159	—
Japanese Yen,
Expiring 07/19/21	BNP Paribas S.A.	JPY	77,758	714,464	711,982	—	(2,482)
Mexican Peso,
Expiring 06/16/21	Goldman Sachs International	MXN	16,955	844,000	832,550	—	(11,450)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	16,837	808,000	826,744	18,744	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	13,289	619,000	652,540	33,540	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	12,568	603,000	617,162	14,162	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	12,386	593,000	608,203	15,203	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	MXN	77,723	3,719,434	3,816,514	97,080	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	MXN	77,723	3,710,539	3,816,514	105,975	—
New Taiwanese Dollar,
Expiring 06/16/21	Goldman Sachs International	TWD	189,903	6,911,360	6,828,373	—	(82,987)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	TWD	14,911	534,000	536,171	2,171	—
New Zealand Dollar,
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	NZD	1,166	844,000	834,088	—	(9,912)
Expiring 07/20/21	Morgan Stanley & Co. International PLC	NZD	1,103	784,773	789,228	4,455	—
Peruvian Nuevo Sol,
Expiring 06/16/21	BNP Paribas S.A.	PEN	3,596	998,000	950,561	—	(47,439)
Expiring 06/16/21	Citibank, N.A.	PEN	1,454	381,000	384,399	3,399	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     65

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 06/16/21	Goldman Sachs International	PEN	2,254	$609,000	$595,918	$—	$(13,082)
Expiring 06/16/21	Goldman Sachs International	PEN	1,942	541,000	513,432	—	(27,568)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PEN	2,163	585,000	571,831	—	(13,169)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	PEN	3,560	964,000	941,267	—	(22,733)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	PEN	2,296	622,000	607,000	—	(15,000)
Philippine Peso,
Expiring 06/16/21	Citibank, N.A.	PHP	74,727	1,525,000	1,537,245	12,245	—
Expiring 06/16/21	Citibank, N.A.	PHP	29,645	605,000	609,846	4,846	—
Expiring 06/16/21	Citibank, N.A.	PHP	27,313	557,000	561,864	4,864	—
Expiring 06/16/21	Citibank, N.A.	PHP	25,856	528,000	531,903	3,903	—
Expiring 06/16/21	Goldman Sachs International	PHP	26,814	548,000	551,600	3,600	—
Expiring 06/16/21	Goldman Sachs International	PHP	24,836	508,000	510,919	2,919	—
Expiring 06/16/21	HSBC Bank PLC	PHP	61,521	1,256,000	1,265,594	9,594	—
Expiring 06/16/21	HSBC Bank PLC	PHP	61,454	1,255,000	1,264,213	9,213	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PHP	61,292	1,245,000	1,260,870	15,870	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PHP	50,603	1,029,000	1,040,988	11,988	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PHP	34,644	715,000	712,681	—	(2,319)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PHP	30,195	618,000	621,170	3,170	—
Expiring 06/16/21	Standard Chartered Bank	PHP	29,633	605,000	609,597	4,597	—
Polish Zloty,
Expiring 07/19/21	Barclays Bank PLC	PLN	1,445	381,000	381,314	314	—
Expiring 07/19/21	Barclays Bank PLC	PLN	1,399	371,000	369,060	—	(1,940)
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	PLN	1,382	366,000	364,681	—	(1,319)
Expiring 07/19/21	UBS AG	PLN	1,387	366,000	365,838	—	(162)
Russian Ruble,
Expiring 06/16/21	Barclays Bank PLC	RUB	211,966	2,845,581	2,801,324	—	(44,257)
Expiring 06/16/21	Barclays Bank PLC	RUB	70,864	966,000	936,528	—	(29,472)
Expiring 06/16/21	Barclays Bank PLC	RUB	47,063	607,000	621,983	14,983	—

See Notes to Financial Statements.

66

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

		Notional		Value at
Purchase		Amount		Settlement	Current	Unrealized	Unrealized
Contracts	Counterparty	(000)		Date	Value	Appreciation	Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	RUB	211,966	$2,841,366	$2,801,324	$—	$(40,042)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	RUB	133,873	1,790,826	1,769,257	—	(21,569)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	126,875	1,689,000	1,676,772	—	(12,228)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	59,772	802,000	789,940	—	(12,060)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	42,042	541,000	555,630	14,630	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	27,443	357,000	362,688	5,688	—
Singapore Dollar,
Expiring 06/16/21	BNP Paribas S.A.	SGD	1,105	822,000	830,271	8,271	—
Expiring 06/16/21	Credit Suisse International	SGD	831	620,000	624,402	4,402	—
Expiring 06/16/21	HSBC Bank PLC	SGD	847	630,000	636,295	6,295	—
Expiring 06/16/21	UBS AG	SGD	836	621,000	628,476	7,476	—
South African Rand,
Expiring 06/17/21	BNP Paribas S.A.	ZAR	6,061	410,000	415,135	5,135	—
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	9,152	607,000	626,829	19,829	—
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	7,865	538,000	538,696	696	—
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	5,168	353,000	353,936	936	—
South Korean Won,
Expiring 06/16/21	BNP Paribas S.A.	KRW	575,101	515,000	514,433	—	(567)
Expiring 06/16/21	Citibank, N.A.	KRW	1,187,819	1,051,000	1,062,515	11,515	—
Expiring 06/16/21	Citibank, N.A.	KRW	930,046	840,000	831,935	—	(8,065)
Expiring 06/16/21	Citibank, N.A.	KRW	595,893	532,000	533,032	1,032	—
Expiring 06/16/21	Credit Suisse International	KRW	708,719	625,000	633,956	8,956	—
Expiring 06/16/21	Credit Suisse International	KRW	609,362	536,000	545,080	9,080	—
Expiring 06/16/21	HSBC Bank PLC	KRW	1,844,583	1,653,000	1,649,996	—	(3,004)
Expiring 06/16/21	HSBC Bank PLC	KRW	724,102	640,000	647,716	7,716	—
Expiring 06/16/21	HSBC Bank PLC	KRW	698,913	619,000	625,184	6,184	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	KRW	715,720	633,000	640,219	7,219	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	KRW	925,767	831,000	828,108	—	(2,892)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     67

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/16/21	Standard Chartered Bank	KRW	950,414	$841,000	$850,154	$9,154	$—
Expiring 06/16/21	Standard Chartered Bank	KRW	922,644	819,000	825,314	6,314	—
Swiss Franc,
Expiring 07/19/21	Barclays Bank PLC	CHF	743	807,979	815,595	7,616	—
Thai Baht,
Expiring 06/16/21	Citibank, N.A.	THB	33,969	1,085,000	1,090,629	5,629	—
Expiring 06/16/21	Citibank, N.A.	THB	22,988	729,000	738,072	9,072	—
Expiring 06/16/21	Citibank, N.A.	THB	17,187	550,000	551,803	1,803	—
Expiring 06/16/21	Goldman Sachs International	THB	55,771	1,805,727	1,790,593	—	(15,134)
Expiring 06/16/21	Goldman Sachs International	THB	26,258	840,000	843,037	3,037	—
Expiring 06/16/21	HSBC Bank PLC	THB	80,877	2,656,063	2,596,676	—	(59,387)
Expiring 06/16/21	HSBC Bank PLC	THB	49,261	1,569,000	1,581,589	12,589	—
Expiring 06/16/21	HSBC Bank PLC	THB	34,258	1,089,000	1,099,905	10,905	—
Expiring 06/16/21	HSBC Bank PLC	THB	17,266	548,000	554,366	6,366	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	THB	33,417	1,067,000	1,072,896	5,896	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	THB	17,160	543,000	550,960	7,960	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	THB	25,831	827,000	829,353	2,353	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	THB	22,487	719,000	721,969	2,969	—
Turkish Lira,
Expiring 06/16/21	Barclays Bank PLC	TRY	17,635	2,261,855	2,079,004	—	(182,851)
Expiring 06/16/21	Barclays Bank PLC	TRY	14,997	1,970,828	1,768,055	—	(202,773)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	TRY	19,604	2,574,418	2,311,182	—	(263,236)

				$175,674,229	$175,377,853	1,318,926	(1,615,302)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/04/21	Citibank, N.A.	BRL	2,430	$414,000	$447,264	$—	$(33,264)
Expiring 05/04/21	Citibank, N.A.	BRL	2,376	414,000	437,321	—	(23,321)

See Notes to Financial Statements.

68

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

		Notional		Value at
Sale		Amount		Settlement	Current	Unrealized	Unrealized
Contracts	Counterparty	(000)		Date	Value	Appreciation	Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	5,254	$944,000	$966,866	$—	$(22,866)
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	4,437	790,000	816,562	—	(26,562)
Expiring 05/04/21	Morgan Stanley & Co. International PLC	BRL	28,837	5,248,897	5,306,860	—	(57,963)
Expiring 05/04/21	Morgan Stanley & Co. International PLC	BRL	9,025	1,616,000	1,660,908	—	(44,908)
Expiring 07/02/21	Credit Suisse International	BRL	3,011	558,000	551,218	6,782	—
British Pound,
Expiring 07/19/21	Morgan Stanley & Co. International PLC	GBP	27,153	37,347,936	37,507,953	—	(160,017)
Chilean Peso,
Expiring 06/16/21	Citibank, N.A.	CLP	580,401	833,000	816,398	16,602	—
Expiring 06/16/21	HSBC Bank PLC	CLP	583,962	797,000	821,407	—	(24,407)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CLP	1,905,097	2,576,196	2,679,730	—	(103,534)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CLP	584,868	799,000	822,682	—	(23,682)
Chinese Renminbi,
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	11,460	1,644,935	1,768,512	—	(123,577)
Expiring 05/18/21	Citibank, N.A.	CNH	8,215	1,244,000	1,267,346	—	(23,346)
Expiring 05/18/21	Goldman Sachs International	CNH	7,578	1,153,000	1,169,088	—	(16,088)
Expiring 05/18/21	Goldman Sachs International	CNH	4,289	659,000	661,729	—	(2,729)
Expiring 05/18/21	Goldman Sachs International	CNH	3,756	573,000	579,470	—	(6,470)
Expiring 05/18/21	HSBC Bank PLC	CNH	8,440	1,278,000	1,302,211	—	(24,211)
Expiring 05/18/21	HSBC Bank PLC	CNH	5,501	837,000	848,640	—	(11,640)
Expiring 05/18/21	HSBC Bank PLC	CNH	5,289	807,000	815,982	—	(8,982)
Expiring 05/18/21	HSBC Bank PLC	CNH	4,961	759,000	765,317	—	(6,317)
Expiring 05/18/21	JPMorgan Chase Bank, N.A.	CNH	21,029	3,194,000	3,244,398	—	(50,398)
Expiring 05/18/21	Morgan Stanley & Co. International PLC	CNH	4,195	638,000	647,227	—	(9,227)
Expiring 05/18/21	Morgan Stanley & Co. International PLC	CNH	3,953	604,000	609,847	—	(5,847)
Colombian Peso,
Expiring 06/16/21	BNP Paribas S.A.	COP	8,803,439	2,388,196	2,340,011	48,185	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     69

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

		Notional		Value at
Sale		Amount		Settlement	Current	Unrealized	Unrealized
Contracts	Counterparty	(000)		Date	Value	Appreciation	Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 06/16/21	BNP Paribas S.A.	COP	6,506,890	$1,782,075	$1,729,573	$52,502	$—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	COP	1,991,392	547,000	529,325	17,675	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	COP	1,373,255	380,000	365,020	14,980	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	COP	1,347,710	369,000	358,230	10,770	—
Czech Koruna,
Expiring 07/19/21	Morgan Stanley & Co. International PLC	CZK	7,585	352,000	352,633	—	(633)
Euro,
Expiring 07/19/21	Barclays Bank PLC	EUR	3,876	4,690,980	4,667,913	23,067	—
Expiring 07/19/21	BNP Paribas S.A.	EUR	83,194	99,768,714	100,187,030	—	(418,316)
Expiring 07/19/21	HSBC Bank PLC	EUR	110,281	132,170,275	132,806,066	—	(635,791)
Expiring 07/19/21	HSBC Bank PLC	EUR	5,147	6,159,792	6,198,507	—	(38,715)
Expiring 07/19/21	Morgan Stanley & Co. International PLC	EUR	17,513	21,021,604	21,090,188	—	(68,584)
Expiring 07/19/21	UBS AG	EUR	19,430	23,581,886	23,398,529	183,357	—
Hungarian Forint,
Expiring 07/19/21	Barclays Bank PLC	HUF	810,446	2,677,789	2,703,364	—	(25,575)
Indian Rupee,
Expiring 06/16/21	BNP Paribas S.A.	INR	81,277	1,078,000	1,087,850	—	(9,850)
Expiring 06/16/21	BNP Paribas S.A.	INR	46,149	613,000	617,682	—	(4,682)
Expiring 06/16/21	Citibank, N.A.	INR	108,785	1,479,000	1,456,031	22,969	—
Expiring 06/16/21	Citibank, N.A.	INR	58,815	798,000	787,212	10,788	—
Expiring 06/16/21	Credit Suisse International	INR	73,614	1,001,000	985,280	15,720	—
Expiring 06/16/21	HSBC Bank PLC	INR	72,722	983,000	973,342	9,658	—
Expiring 06/16/21	HSBC Bank PLC	INR	62,875	854,000	841,551	12,449	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	70,262	947,000	940,424	6,576	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	65,382	871,000	875,100	—	(4,100)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	49,155	668,000	657,912	10,088	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	41,657	550,000	557,558	—	(7,558)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	33,514	441,000	448,565	—	(7,565)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	27,115	366,000	362,917	3,083	—

See Notes to Financial Statements.

70

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/16/21	Morgan Stanley & Co. International PLC	INR	75,312	$1,009,000	$1,008,010	$990	$—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	INR	56,469	755,000	755,816	—	(816)
Indonesian Rupiah,
Expiring 06/16/21	Goldman Sachs International	IDR	6,300,150	433,000	432,940	60	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	7,838,553	535,000	538,658	—	(3,658)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	6,086,741	417,000	418,275	—	(1,275)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	6,016,642	412,000	413,458	—	(1,458)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	IDR	5,695,170	390,000	391,367	—	(1,367)
Israeli Shekel,
Expiring 06/16/21	Bank of America, N.A.	ILS	2,000	602,000	615,925	—	(13,925)
Expiring 06/16/21	Citibank, N.A.	ILS	2,073	624,000	638,492	—	(14,492)
Expiring 06/16/21	Citibank, N.A.	ILS	2,052	615,000	632,111	—	(17,111)
Japanese Yen,
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	JPY	179,456	1,662,000	1,643,169	18,831	—
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	JPY	81,781	752,270	748,817	3,453	—
Expiring 07/20/21	JPMorgan Chase Bank, N.A.	JPY	91,820	844,000	840,743	3,257	—
Mexican Peso,
Expiring 06/16/21	BNP Paribas S.A.	MXN	10,689	527,000	524,866	2,134	—
Expiring 06/16/21	BNP Paribas S.A.	MXN	9,102	442,000	446,951	—	(4,951)
Expiring 06/16/21	BNP Paribas S.A.	MXN	7,898	376,000	387,847	—	(11,847)
Expiring 06/16/21	Citibank, N.A.	MXN	32,966	1,624,849	1,618,788	6,061	—
Expiring 06/16/21	Citibank, N.A.	MXN	18,166	893,000	892,006	994	—
Expiring 06/16/21	Goldman Sachs International	MXN	12,489	624,110	613,250	10,860	—
Expiring 06/16/21	Goldman Sachs International	MXN	7,595	362,000	372,969	—	(10,969)
New Taiwanese Dollar,
Expiring 06/16/21	Citibank, N.A.	TWD	27,268	973,000	980,489	—	(7,489)
Expiring 06/16/21	Credit Suisse International	TWD	23,953	853,000	861,268	—	(8,268)
Expiring 06/16/21	Credit Suisse International	TWD	23,006	815,000	827,222	—	(12,222)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     71

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 06/16/21	Credit Suisse International	TWD	19,070	$682,000	$685,705	$—	$(3,705)
Expiring 06/16/21	HSBC Bank PLC	TWD	24,735	875,000	889,412	—	(14,412)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	TWD	13,981	493,000	502,707	—	(9,707)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	TWD	15,200	537,000	546,540	—	(9,540)
Expiring 06/16/21	UBS AG	TWD	17,245	614,000	620,082	—	(6,082)
Peruvian Nuevo Sol,
Expiring 06/16/21	Citibank, N.A.	PEN	8,777	2,369,664	2,320,330	49,334	—
Expiring 06/16/21	Citibank, N.A.	PEN	5,996	1,652,000	1,585,113	66,887	—
Expiring 06/16/21	Citibank, N.A.	PEN	3,040	810,000	803,570	6,430	—
Expiring 06/16/21	Goldman Sachs International	PEN	4,726	1,275,732	1,249,408	26,324	—
Expiring 06/16/21	Goldman Sachs International	PEN	3,433	940,456	907,476	32,980	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	PEN	3,501	955,835	925,625	30,210	—
Philippine Peso,
Expiring 06/16/21	Citibank, N.A.	PHP	43,482	894,000	894,503	—	(503)
Expiring 06/16/21	Citibank, N.A.	PHP	36,194	743,000	744,564	—	(1,564)
Expiring 06/16/21	Goldman Sachs International	PHP	44,338	911,000	912,112	—	(1,112)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	PHP	29,127	600,000	599,189	811	—
Expiring 06/16/21	Standard Chartered Bank	PHP	53,124	1,094,000	1,092,837	1,163	—
Expiring 06/16/21	Standard Chartered Bank	PHP	45,418	935,000	934,314	686	—
Polish Zloty,
Expiring 07/19/21	Citibank, N.A.	PLN	10,989	2,888,050	2,899,001	—	(10,951)
Russian Ruble,
Expiring 06/16/21	Barclays Bank PLC	RUB	42,732	566,000	564,737	1,263	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	119,262	1,594,000	1,576,156	17,844	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	25,795	346,000	340,907	5,093	—
Singapore Dollar,
Expiring 06/16/21	Citibank, N.A.	SGD	811	609,000	609,508	—	(508)
Expiring 06/16/21	Goldman Sachs International	SGD	1,200	898,000	901,610	—	(3,610)

See Notes to Financial Statements.

72

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

		Notional		Value at
Sale		Amount		Settlement	Current	Unrealized	Unrealized
Contracts	Counterparty	(000)		Date	Value	Appreciation	Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 06/16/21	Goldman Sachs International	SGD	758	$566,000	$569,353	$—	$(3,353)
Expiring 06/16/21	Goldman Sachs International	SGD	735	552,000	552,037	—	(37)
Expiring 06/16/21	Goldman Sachs International	SGD	721	538,000	541,747	—	(3,747)
Expiring 06/16/21	Goldman Sachs International	SGD	697	526,000	524,032	1,968	—
Expiring 06/16/21	HSBC Bank PLC	SGD	956	713,000	718,424	—	(5,424)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	SGD	1,623	1,219,258	1,219,684	—	(426)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	SGD	1,207	899,000	906,612	—	(7,612)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	SGD	715	538,000	537,458	542	—
Expiring 06/16/21	UBS AG	SGD	1,414	1,059,000	1,062,016	—	(3,016)
South African Rand,
Expiring 06/17/21	Bank of America, N.A.	ZAR	9,511	608,000	651,398	—	(43,398)
Expiring 06/17/21	Barclays Bank PLC	ZAR	49,833	3,265,604	3,412,992	—	(147,388)
Expiring 06/17/21	BNP Paribas S.A.	ZAR	9,409	606,000	644,419	—	(38,419)
Expiring 06/17/21	HSBC Bank PLC	ZAR	10,051	639,000	688,347	—	(49,347)
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	128,142	8,384,318	8,776,264	—	(391,946)
Expiring 06/17/21	Morgan Stanley & Co. International PLC	ZAR	12,306	802,000	842,815	—	(40,815)
South Korean Won,
Expiring 06/16/21	Citibank, N.A.	KRW	391,580	350,000	350,272	—	(272)
Expiring 06/16/21	Credit Suisse International	KRW	608,353	546,000	544,178	1,822	—
Expiring 06/16/21	HSBC Bank PLC	KRW	9,378,046	8,208,787	8,388,750	—	(179,963)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	KRW	795,509	715,000	711,590	3,410	—
Expiring 06/16/21	UBS AG	KRW	765,074	671,000	684,366	—	(13,366)
Thai Baht,
Expiring 06/16/21	Citibank, N.A.	THB	19,229	623,000	617,359	5,641	—
Expiring 06/16/21	Citibank, N.A.	THB	18,890	613,000	606,487	6,513	—
Expiring 06/16/21	Goldman Sachs International	THB	24,932	812,000	800,493	11,507	—
Expiring 06/16/21	Goldman Sachs International	THB	13,919	448,000	446,887	1,113	—
Expiring 06/16/21	Goldman Sachs International	THB	12,366	401,000	397,023	3,977	—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     73

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

		Notional		Value at
Sale		Amount		Settlement	Current	Unrealized	Unrealized
Contracts	Counterparty	(000)		Date	Value	Appreciation	Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 06/16/21	HSBC Bank PLC	THB	50,564	$1,619,000	$1,623,424	$—	$(4,424)
Expiring 06/16/21	HSBC Bank PLC	THB	25,651	828,000	823,566	4,434	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	THB	25,081	814,000	805,261	8,739	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	THB	19,313	627,000	620,057	6,943	—
Turkish Lira,
Expiring 06/16/21	Barclays Bank PLC	TRY	3,021	383,000	356,111	26,889	—
Expiring 06/16/21	Citibank, N.A.	TRY	10,051	1,138,460	1,184,896	—	(46,436)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	TRY	39,165	4,519,424	4,617,235	—	(97,811)

				$456,322,092	$458,767,145	834,414	(3,279,467)

						$2,153,340	$(4,894,769)

Cross currency exchange contracts outstanding at April 30, 2021:

		Notional
		Amount		In Exchange		Unrealized	Unrealized
Settlement	Type	(000)		For (000)		Appreciation	Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/19/21	Buy	EUR	692	JPY	90,534	$4,375	$—	JPMorgan Chase Bank, N.A.
07/20/21	Buy	AUD	1,079	JPY	90,804	54	—	JPMorgan Chase Bank, N.A.

						$4,429	$—

Credit default swap agreements outstanding at April 30, 2021:

					Upfront
Reference			Notional		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	Value	(Received)	(Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
United Mexican States	06/20/23	1.000%(Q)	450	$(6,802)	$1,236	$(8,038)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	440	(6,651)	2,996	(9,647)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	(2,267)	1,135	(3,402)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	(2,267)	1,050	(3,317)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	(2,268)	383	(2,651)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	75	(1,134)	206	(1,340)	Citibank, N.A.

See Notes to Financial Statements.

74

Credit default swap agreements outstanding at April 30, 2021 (continued):

					Upfront
Reference			Notional		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	Value	(Received)	(Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
United Mexican States	12/20/24	1.000%(Q)	285	$(4,338)	$1,750	$(6,088)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	220	(3,349)	1,128	(4,477)	Citibank, N.A.

				$(29,076)	$9,884	$(38,960)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2021(4)	Value	(Received)	(Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	6,900	0.425%	$33,776	$23,956	$9,820	Bank of America, N.A.
Catalonia, Autonomous Community of	12/20/25	1.000%(Q)	3,000	1.127%	(13,505)	(26,579)	13,074	Deutsche Bank AG
CDX.MADRID 1.4Y 30% - 100%	06/20/21	—%(Q)	9,988	*	(274)	(739)	465	Citibank, N.A.
Enbridge Inc.	06/20/21	1.000%(Q)	1,000	0.215%	2,278	945	1,333	Goldman Sachs International
Federative Republic of Brazil	06/20/21	1.000%(Q)	2,000	0.474%	3,824	1,817	2,007	Citibank, N.A.
Hess Corp.	12/20/21	1.000%(Q)	12,500	0.383%	63,844	40,428	23,416	Goldman Sachs International
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)	5,000	0.187%	52,397	28,396	24,001	HSBC Bank PLC
Kingdom of Spain	06/20/21	1.000%(Q)	1,000	0.067%	2,488	893	1,595	Goldman Sachs International
Petroleos Mexicanos	06/20/21	1.000%(Q)	1,380	1.216%	1,188	(2,115)	3,303	Morgan Stanley & Co. International PLC
Petroleos Mexicanos	06/20/23	1.000%(Q)	375	2.414%	(10,722)	(9,078)	(1,644)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	365	2.414%	(10,436)	(10,404)	(32)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	2.414%	(3,574)	(3,005)	(569)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	2.414%	(3,574)	(3,649)	75	Citibank, N.A.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     75

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2021(4)	Value	(Received)	(Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	2.414%	$(3,574)	$(3,585)	$11	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	65	2.414%	(1,859)	(1,574)	(285)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	285	3.234%	(21,592)	(19,810)	(1,782)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	220	3.234%	(16,668)	(15,114)	(1,554)	Citibank, N.A.
Republic of Panama	06/20/21	1.000%(Q)	3,140	0.141%	7,482	3,729	3,753	Citibank, N.A.
Republic of Peru	12/20/21	1.000%(Q)	2,000	0.216%	12,401	9,988	2,413	Citibank, N.A.
Republic of Serbia	06/20/21	1.000%(Q)	2,000	0.339%	4,092	1,311	2,781	BNP Paribas S.A.
State of Illinois	06/20/24	1.000%(Q)	1,730	1.267%	(11,911)	(13,801)	1,890	Citibank, N.A.

					$86,081	$2,010	$84,071

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.36.V1	06/20/26	1.000	%(Q)	145,680	$(3,164,623)	$(3,781,046)	$(616,423)

Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2021(4)	Value	(Received)	(Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,000	*	$(8,293)	$(8,805)	$512	Morgan Stanley & Co. International PLC

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

See Notes to Financial Statements.

76

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at April 30, 2021:

Notional					Value at	Unrealized
Amount	Termination	Fixed	Floating	Value at	April 30,	Appreciation
(000)#	Date	Rate	Rate	Trade Date	2021	(Depreciation)
Centrally Cleared Inflation Swap Agreements:
3,760	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(109,673)	$(109,673)
1,780	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(66,549)	(66,549)
5,350	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(199,452)	(199,452)
6,515	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(61,581)	(61,581)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     77

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Inflation swap agreements outstanding at April 30, 2021 (continued):

Notional					Value at	Unrealized
Amount	Termination	Fixed	Floating	Value at	April 30,	Appreciation
(000)#	Date	Rate	Rate	Trade Date	2021	(Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
1,980	04/09/31	2.435%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(25,718)	$(25,718)
3,980	04/09/31	2.448%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(46,326)	(46,326)
4,020	04/13/31	2.445%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(47,295)	(47,295)
2,440	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(27,389)	(27,389)
2,480	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(27,515)	(27,515)
2,045	04/15/31	2.460%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(20,368)	(20,368)
3,955	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(37,253)	(37,253)

				$—	$(669,119)	$(669,119)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at April 30, 2021:

Notional						Value at	Unrealized
Amount		Termination	Fixed	Floating	Value at	April 30,	Appreciation
(000)#		Date	Rate	Rate	Trade Date	2021	(Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	9,300	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$ (37)	$ (222,997)	$ (222,960)
AUD	18,940	01/18/31	1.073%(S)	6 Month BBSW(2)(S)	(750,220)	(844,359)	(94,139)
AUD	6,560	01/18/31	1.081%(S)	6 Month BBSW(2)(S)	1,757	(288,596)	(290,353)
BRL	31,882	01/02/25	5.903%(T)	1 Day BROIS(2)(T)	—	(92,709)	(92,709)
BRL	50,112	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(295,548)	(295,548)
BRL	53,589	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(319,357)	(319,357)
BRL	8,202	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	36,755	36,755
BRL	9,248	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	44,586	44,586
BRL	16,250	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	—	(168,386)	(168,386)
BRL	17,290	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(171,874)	(171,874)

See Notes to Financial Statements.

78

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional						Value at	Unrealized
Amount		Termination	Fixed	Floating	Value at	April 30,	Appreciation
(000)#		Date	Rate	Rate	Trade Date	2021	(Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	30,291	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	$ —	$ (303,151)	$ (303,151)
BRL	62,618	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(628,789)	(628,789)
BRL	7,515	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	(8,997)	(8,997)
CAD	17,790	01/14/26	0.875%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(154)	(291,525)	(291,371)
CAD	15,460	01/19/26	0.865%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(132)	(262,366)	(262,234)
CLP	16,810,000	01/25/26	1.634%(S)	1 Day CLOIS(2)(S)	—	(880,101)	(880,101)
CLP	500,000	01/21/28	2.065%(S)	1 Day CLOIS(2)(S)	—	(47,382)	(47,382)
CNH	19,130	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	42	26,059	26,017
CNH	56,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	73,848	73,848
CNH	25,100	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(16)	38,351	38,367
CNH	24,700	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(10)	25,818	25,828
COP	6,079,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	30,799	30,799
COP	10,560,315	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	59,287	59,287
COP	7,380,000	01/20/26	3.085%(Q)	1 Day COOIS(2)(Q)	—	(110,340)	(110,340)
COP	6,000,000	01/29/26	3.065%(Q)	1 Day COOIS(2)(Q)	—	(92,147)	(92,147)
COP	35,497,000	02/03/26	3.080%(Q)	1 Day COOIS(2)(Q)	—	(542,960)	(542,960)
COP	4,295,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	(24,473)	(24,473)

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     79

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional						Value at	Unrealized
Amount		Termination	Fixed	Floating	Value at	April 30,	Appreciation
(000)#		Date	Rate	Rate	Trade Date	2021	(Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
COP	3,005,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	$ —	$ (16,582)	$ (16,582)
COP	6,526,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	(36,783)	(36,783)
GBP	1,530	05/08/21	0.850%(A)	1 Day SONIA(1)(A)	(11,147)	(3,365)	7,782
GBP	725	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(22,982)	(29,264)	(6,282)
GBP	7,527	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(372,775)	(353,953)	18,822
GBP	1,221	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(4,659)	(4,659)
GBP	2,020	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(157,601)	(112,106)	45,495
GBP	6,010	05/08/31	1.150%(A)	1 Day SONIA(2)(A)	383,742	355,810	(27,932)
GBP	500	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(27,897)	(32,188)	(4,291)
HUF	153,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	(34,073)	(34,073)
HUF	2,400,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	(528,302)	(528,302)
HUF	679,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	(113,059)	(113,059)
MXN	121,595	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(281)	8,276	8,557
MXN	98,500	01/12/28	5.020%(M)	28 Day Mexican Interbank Rate(2)(M)	(74)	(383,210)	(383,136)
MXN	13,960	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	(62)	(67,257)	(67,195)
MXN	39,610	01/13/31	5.460%(M)	28 Day Mexican Interbank Rate(2)(M)	(54)	(205,447)	(205,393)
MXN	141,500	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(190)	(740,282)	(740,092)
MXN	37,440	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(64)	(212,493)	(212,429)

See Notes to Financial Statements.

80

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional						Value at	Unrealized
Amount		Termination	Fixed	Floating	Value at	April 30,	Appreciation
(000)#		Date	Rate	Rate	Trade Date	2021	(Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	10,470	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	$ (67)	$ (65,313)	$ (65,246)
NZD	3,300	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	(27,162)	(27,162)
NZD	2,330	01/19/31	1.090%(S)	3 Month BBR(2)(Q)	—	(103,579)	(103,579)
NZD	9,420	01/19/31	1.096%(S)	3 Month BBR(2)(Q)	4,263	(414,943)	(419,206)
NZD	3,500	01/26/31	1.098%(S)	3 Month BBR(2)(Q)	—	(154,848)	(154,848)
NZD	7,455	03/22/31	1.920%(S)	3 Month BBR(2)(Q)	—	59,155	59,155
PLN	8,390	01/19/31	1.200%(A)	6 Month WIBOR(2)(S)	3,295	(143,695)	(146,990)
PLN	33,970	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	(30,620)	(607,822)	(577,202)
PLN	17,650	03/16/31	1.760%(A)	6 Month WIBOR(2)(S)	13,456	(75,916)	(89,372)
	10,300	01/19/26	0.380%(A)	1 Day USOIS(1)(A)	—	147,663	147,663
	11,890	01/21/26	0.374%(A)	1 Day USOIS(1)(A)	—	175,169	175,169
	4,800	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(39,558)	(39,558)
	830	01/19/31	0.931%(A)	1 Day USOIS(1)(A)	—	34,659	34,659
	2,430	01/20/31	0.915%(A)	1 Day USOIS(1)(A)	—	105,159	105,159
ZAR	5,200	07/07/25	5.160%(Q)	3 Month JIBAR(1)(Q)	(304)	3,793	4,097
ZAR	19,400	12/17/25	4.855%(Q)	3 Month JIBAR(1)(Q)	(339)	43,880	44,219
ZAR	43,200	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(1,784)	61,412	63,196
ZAR	59,300	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(16,643)	79,224	95,867
ZAR	31,900	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	813	60,669	59,856
ZAR	37,200	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(311)	104,741	105,052
ZAR	24,600	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(215)	76,237	76,452

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     81

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional						Value at	Unrealized
Amount		Termination	Fixed	Floating	Value at	April 30,	Appreciation
(000)#		Date	Rate	Rate	Trade Date	2021	(Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	96,600	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	$ —	$ 248,899	$ 248,899
ZAR	10,200	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(195)	90,018	90,213
ZAR	19,600	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(78)	121,088	121,166
ZAR	45,800	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(859)	432,588	433,447
ZAR	5,800	06/12/30	7.250%(Q)	3 Month JIBAR(2)(Q)	(535)	(1,636)	(1,101)
ZAR	107,000	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(2,808)	(166,006)	(163,198)
ZAR	6,600	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	(98)	(8,558)	(8,460)
ZAR	97,200	01/15/31	6.765%(Q)	3 Month JIBAR(2)(Q)	(175,115)	(353,111)	(177,996)
ZAR	86,700	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	76,399	70,913	(5,486)
					$(1,089,900)	$(8,016,371)	$(6,926,471)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at April 30, 2021:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS. FN30.450.10(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	106	$(260)	$(252)	$(8)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$121,347	$(118,510)	$90,449	$(44,834)

See Notes to Financial Statements.

82

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$18,327,237

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$36,176,918	$—
Collateralized Loan Obligations	—	580,426,946	—
Consumer Loans	—	26,110,092	—
Credit Cards	—	9,093,443	—
Home Equity Loans	—	3,830,079	—
Other	—	34,024,163	—
Residential Mortgage-Backed Securities	—	12,655,699	—
Student Loans	—	23,647,789	—
Bank Loans	—	46,784,226	—
Certificate of Deposit	—	5,002,111	—
Commercial Mortgage-Backed Securities	—	238,535,617	—
Corporate Bonds	—	778,884,340	3,000,000
Municipal Bonds	—	5,240,986	—
Residential Mortgage-Backed Securities	—	212,289,626	53,081,985
Sovereign Bonds	—	173,026,994	—
U.S. Government Agency Obligations	—	5,717,516	—
U.S. Treasury Obligations	—	394,743,989	—
Common Stock	6,290	—	—
Preferred Stock	146,100	—	—
Affiliated Mutual Funds	150,703,848	—	—
Options Purchased	—	66,497	—

Total	$150,856,238	$2,586,257,031	$56,081,985

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     83

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Liabilities
Options Written	$—	$(259,579)	$—

Other Financial Instruments*
Assets
Futures Contracts	$3,984,477	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	2,153,340	—
OTC Cross Currency Exchange Contracts	—	4,429	—
OTC Credit Default Swap Agreements	—	183,770	—
Centrally Cleared Interest Rate Swap Agreements	—	2,280,412	—

Total	$3,984,477	$4,621,951	$—

Liabilities
Futures Contracts	$(81,075)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(4,894,769)	—
Centrally Cleared Credit Default Swap Agreement	—	(616,423)	—
OTC Credit Default Swap Agreements	—	(135,058)	—
Centrally Cleared Inflation Swap Agreements	—	(669,119)	—
Centrally Cleared Interest Rate Swap Agreements	—	(9,206,883)	—
OTC Total Return Swap Agreement	—	(260)	—

Total	$(81,075)	$(15,522,512)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Automobiles	Asset-Backed Securities- Collateralized Loan Obligations	Corporate Bonds
Balance as of 10/31/20	$936,075	$18,061,101	$102,568
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	—	—	(165)
Purchases/Exchanges/Issuances	—	—	3,000,000
Sales/Paydowns	—	—	(102,660)
Accrued discount/premium	—	—	257
Transfers into Level 3	—	—	—
Transfers out of Level 3	(936,075)	(18,061,101)	—

Balance as of 04/30/21	$—	$—	$3,000,000

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	—	—	—

See Notes to Financial Statements.

84

	Residential Mortgage-Backed Securities	OTC Credit Default Swap Agreements
Balance as of 10/31/20	$28,032,266	$242
Realized gain (loss)	—	74,925
Change in unrealized appreciation (depreciation)	53,035	—
Purchases/Exchanges/Issuances	48,997,600	—
Sales/Paydowns	(16,610,916)	(75,167)
Accrued discount/premium	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	(7,390,000)	—

Balance as of 04/30/21	$53,081,985	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	53,035	—

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2021	Valuation Methodology	Unobservable Inputs
Corporate Bonds	$3,000,000	Market Approach	Discounted Yield Curve Spread
Residential Mortgage-Backed Securities	53,081,985	Market Approach	Single Broker Indicative Quote

	$56,081,985

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels are as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities-
Automobiles	$ 936,075	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Asset-Backed Securities-
Collateralized Loan Obligations	$18,061,101	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Residential Mortgage-Backed Securities	$ 7,390,000	L2 to L3	Single Broker Indicative Quote to Evaluated Bid

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2021 were as follows:

Collateralized Loan Obligations	20.9%	Commercial Mortgage-Backed Securities	8.6%
U.S. Treasury Obligations	14.2	Banks	6.9
Residential Mortgage-Backed Securities	10.1	Sovereign Bonds	6.2

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     85

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Industry Classification (continued):

Affiliated Mutual Funds (0.4% represents investments purchased with collateral from securities on loan)	5.4%
Media	2.3
Telecommunications	2.2
Oil & Gas	2.1
Pharmaceuticals	1.8
Auto Manufacturers	1.4
Automobiles	1.3
Other	1.2
Electric	1.2
Aerospace & Defense	1.0
Foods	1.0
Retail	0.9
Consumer Loans	0.9
Healthcare-Services	0.9
Student Loans	0.9
Chemicals	0.7
Pipelines	0.7
Real Estate Investment Trusts (REITs)	0.6
Multi-National	0.6
Home Builders	0.5
Entertainment	0.5
Auto Parts & Equipment	0.4
Diversified Financial Services	0.4
Computers	0.4
Semiconductors	0.4
Commercial Services	0.4
Credit Cards	0.3
Packaging & Containers	0.3
Software	0.3
Airlines	0.2
Lodging	0.2
Apparel	0.2
U.S. Government Agency Obligations	0.2
Municipal Bonds	0.2
Building Materials	0.2
Certificate of Deposit	0.2
Miscellaneous Manufacturing	0.2
Office/Business Equipment	0.2
Home Equity Loans	0.1
Gas	0.1
Healthcare-Products	0.1
Insurance	0.1
Mining	0.1
Electrical Components & Equipment	0.1

Transportation	0.1%
Toys/Games/Hobbies	0.1
Real Estate	0.0	*
Holding Companies-Diversified	0.0	*
Engineering & Construction	0.0	*
Beverages	0.0	*
Machinery-Construction & Mining	0.0	*
Leisure Time	0.0	*
Forest Products & Paper	0.0	*
Capital Markets	0.0	*
Home Furnishings	0.0	*
Housewares	0.0	*
Machinery-Diversified	0.0	*
Agriculture	0.0	*
Options Purchased	0.0	*
Oil, Gas & Consumable Fuels	0.0	*

	100.5
Options Written	(0.0	)*
Liabilities in excess of other assets	(0.5)

	100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

86

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted	Statement of			Statement of
for as hedging instruments,	Assets and	Fair		Assets and	Fair
carried at fair value	Liabilities Location	Value		Liabilities Location	Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$616,423	*
Credit contracts	Premiums paid for OTC swap agreements	121,347		Premiums received for OTC swap agreements	118,258
Credit contracts	Unaffiliated investments	66,129		Options written outstanding, at value	77,453
Credit contracts	Unrealized appreciation on OTC swap agreements	90,449		Unrealized depreciation on OTC swap agreements	44,826
Foreign exchange contracts	Unaffiliated investments	368		Options written outstanding, at value	182,126
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	4,429		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,153,340		Unrealized depreciation on OTC forward foreign currency exchange contracts	4,894,769
Interest rate contracts	Due from/to broker-variation margin futures	3,984,477	*	Due from/to broker-variation margin futures	81,075	*
Interest rate contracts	Due from/to broker-variation margin swaps	2,280,412	*	Due from/to broker-variation margin swaps	9,876,002	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	252
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	8

		$8,700,951			$15,891,192

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     87

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
				Forward
				& Cross
				Currency
Derivatives not accounted for as hedging	Options	Options		Exchange
instruments, carried at fair value	Purchased(1)	Written	Futures	Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$5,632,672
Foreign exchange contracts	(4,464)	318,232	—	1,756,795	—
Interest rate contracts	654,892	—	(1,783,050)	—	483,037

Total	$650,428	$318,232	$(1,783,050)	$1,756,795	$6,115,709

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
				Forward
				& Cross
Derivatives not accounted for				Currency
as hedging instruments,	Options	Options		Exchange
carried at fair value	Purchased(2)	Written	Futures	Contracts	Swaps
Credit contracts	$(9,189)	$(4,622)	$—	$—	$(3,167,296)
Foreign exchange contracts	(852)	30,285	—	(4,197,269)	—
Interest rate contracts	(695,742)	—	4,817,351	—	(10,022,567)

Total	$(705,783)	$25,663	$4,817,351	$(4,197,269)	$(13,189,863)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

88

For the six months ended April 30, 2021, the Fund’s average volume of derivative activities is as follows:

		Futures	Futures
		Contracts—	Contracts—	Forward Foreign
Options	Options	Long	Short	Currency Exchange
Purchased(1)	Written(2)	Positions(2)	Positions(2)	Contracts— Purchased(3)
$25,513	$37,899,500	$350,674,880	$621,915,040	$159,839,680

Cross
Forward Foreign	Currency	Interest Rate	Credit Default
Currency Exchange	Exchange	Swap	Swap Agreements—
Contracts—Sold(3)	Contracts(4)	Agreements(2)	Buy Protection(2)
$334,121,706	$2,367,266	$249,777,601	$101,980,000

Credit Default	Currency	Total Return
Swap Agreements—	Swap	Swap	Inflation Swap
Sell Protection(2)	Agreements(2)	Agreements(2)	Agreements(2)
$105,939,666	$1,075,667	$118,324	$16,398,333

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Average volume is based on average quarter end balances as noted for the six months ended April 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

	Gross Market
	Value of
	Recognized	Collateral	Net
Description	Assets/(Liabilities)	Pledged/(Received)(2)	Amount
Securities on Loan	$9,851,673	$(9,851,673)	$—

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     89

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$71,038	$(97,579)	$(26,541)	$—	$(26,541)
Barclays Bank PLC	149,293	(653,982)	(504,689)	504,689	—
BNP Paribas S.A.	120,319	(601,615)	(481,296)	481,296	—
Citibank, N.A.	520,708	(319,035)	201,673	—	201,673
Credit Suisse International	77,764	(24,455)	53,309	—	53,309
Deutsche Bank AG	13,074	(26,579)	(13,505)	—	(13,505)
Goldman Sachs International	281,957	(349,601)	(67,644)	—	(67,644)
HSBC Bank PLC	193,301	(1,072,028)	(878,727)	878,727	—
JPMorgan Chase Bank, N.A.	308,650	(1,336,296)	(1,027,646)	1,027,646	—
Morgan Stanley & Co. International PLC	478,896	(811,945)	(333,049)	333,049	—
Standard Chartered Bank	21,914	—	21,914	—	21,914
The Toronto-Dominion Bank	3,459	—	3,459	—	3,459
UBS AG	195,689	(24,577)	171,112	—	171,112

	$2,436,062	$(5,317,692)	$(2,881,630)	$3,225,407	$343,777

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

90

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2021

Assets
Investments at value, including securities on loan of $9,851,673:
Unaffiliated investments (cost $2,590,642,491)	$2,642,491,406
Affiliated investments (cost $150,306,808)	150,703,848
Cash	104,714
Foreign currency, at value (cost $5,410,259)	5,407,039
Receivable for investments sold	35,470,246
Receivable for Fund shares sold	16,375,618
Dividends and interest receivable	14,982,816
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,153,340
Premiums paid for OTC swap agreements	121,347
Unrealized appreciation on OTC swap agreements	90,449
Unrealized appreciation on OTC cross currency exchange contracts	4,429
Prepaid expenses	6,020

Total Assets	2,867,911,272

Liabilities
Payable for investments purchased	62,122,595
Payable to broker for collateral for securities on loan	10,037,606
Payable for Fund shares purchased	9,561,252
Unrealized depreciation on OTC forward foreign currency exchange contracts	4,894,769
Management fee payable	625,313
Due to broker—variation margin swaps	487,362
Accrued expenses and other liabilities	448,324
Options written outstanding, at value (premiums received $285,242)	259,579
Due to broker—variation margin futures	123,747
Premiums received for OTC swap agreements	118,510
Distribution fee payable	83,454
Dividends payable	77,579
Unrealized depreciation on OTC swap agreements	44,834
Affiliated transfer agent fee payable	16,230
Directors’ fees payable	874

Total Liabilities	88,902,028

Net Assets	$2,779,009,244

Net assets were comprised of:
Common stock, at par	$290,660
Paid-in capital in excess of par	2,800,420,355
Total distributable earnings (loss)	(21,701,771)

Net assets, April 30, 2021	$2,779,009,244

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     91

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2021

Class A
Net asset value and redemption price per share, ($268,104,939 ÷ 28,100,119 shares of common stock issued and outstanding)	$9.54
Maximum sales charge (2.25% of offering price)	0.22

Maximum offering price to public	$9.76

Class C
Net asset value, offering price and redemption price per share, ($35,115,885 ÷ 3,678,418 shares of common stock issued and outstanding)	$9.55

Class Z
Net asset value, offering price and redemption price per share, ($1,452,485,981 ÷ 151,681,209 shares of common stock issued and outstanding)	$9.58

Class R6
Net asset value, offering price and redemption price per share, ($1,023,302,439 ÷ 107,200,174 shares of common stock issued and outstanding)	$9.55

See Notes to Financial Statements.

92

Statement of Operations  (unaudited)

Six Months Ended April 30, 2021

Net Investment Income (Loss)
Income
Interest income	$30,917,095
Affiliated dividend income	957,728
Income from securities lending, net (including affiliated income of $10,046)	16,745
Unaffiliated dividend income	3,343

Total income	31,894,911

Expenses
Management fee	4,003,514
Distribution fee(a)	474,885
Transfer agent’s fees and expenses (including affiliated expense of $40,146)(a)	663,369
Registration fees(a)	141,877
Custodian and accounting fees	130,799
Shareholders’ reports	79,971
SEC registration fees	36,924
Audit fee	32,265
Directors’ fees	19,634
Legal fees and expenses	14,315
Miscellaneous	20,530

Total expenses	5,618,083
Less: Fee waiver and/or expense reimbursement(a)	(556,940)

Net expenses	5,061,143

Net investment income (loss)	26,833,768

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $4,477)	8,092,879
Futures transactions	(1,783,050)
Forward currency contract transactions	1,756,795
Options written transactions	318,232
Swap agreement transactions	6,115,709
Foreign currency transactions	1,405,555

15,906,120

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $51,447)	7,674,462
Futures	4,817,351
Forward and cross currency contracts	(4,197,269)
Options written	25,663
Swap agreements	(13,189,863)
Foreign currencies	(83,830)

(4,953,486)

Net gain (loss) on investment and foreign currency transactions	10,952,634

Net Increase (Decrease) In Net Assets Resulting From Operations	$37,786,402

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     93

Statement of Operations  (unaudited)

Six Months Ended April 30, 2021

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	300,531	174,354	—	—
Transfer agent’s fees and expenses	54,126	12,833	593,408	3,002
Registration fees	33,013	21,334	51,859	35,671
Fee waiver and/or expense reimbursement	(31,902)	(4,627)	(361,333)	(159,078)

See Notes to Financial Statements.

94

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended	Year Ended
	April 30, 2021	October 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$26,833,768	$50,625,491
Net realized gain (loss) on investment and foreign currency transactions	15,906,120	(62,613,467)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(4,953,486)	53,063,245

Net increase (decrease) in net assets resulting from operations	37,786,402	41,075,269

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,958,035)	(6,758,775)
Class C	(281,003)	(1,026,567)
Class Z	(17,953,445)	(40,083,617)
Class R6	(12,649,173)	(35,379,772)

	(33,841,656)	(83,248,731)

Tax return of capital distributions
Class A	—	(275,004)
Class C	—	(41,770)
Class Z	—	(1,630,942)
Class R6	—	(1,439,550)

	—	(3,387,266)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	901,859,863	1,530,589,331
Net asset value of shares issued in reinvestment of dividends and distributions	33,376,692	85,905,011
Cost of shares purchased	(453,934,055)	(914,598,556)

Net increase (decrease) in net assets from Fund share transactions	481,302,500	701,895,786

Total increase (decrease)	485,247,246	656,335,058

Net Assets:

Beginning of period	2,293,761,998	1,637,426,940

End of period	$2,779,009,244	$2,293,761,998

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     95

Notes to Financial Statements  (unaudited)

1.   Organization

Prudential Investment Portfolios, Inc. 17 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company currently consists of two series: PGIM Short Duration Multi-Sector Bond Fund and PGIM Total Return Bond Fund, each of which are diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Short Duration Multi-Sector Bond Fund (the “Fund”).

The investment objective of the Fund is total return.

2.   Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

96

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

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Notes to Financial Statements  (unaudited) (continued)

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

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(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

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Notes to Financial Statements  (unaudited) (continued)

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date.

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Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and

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Notes to Financial Statements  (unaudited) (continued)

Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment

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risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such

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Notes to Financial Statements  (unaudited) (continued)

mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Company, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

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Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may

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Notes to Financial Statements  (unaudited) (continued)

differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.   Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit, and PGIM Limited (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of the subadvisers.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.32% of the Fund’s average daily net assets up to $5 billion and 0.31% of

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the average daily net assets over $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.32% for the reporting period ended April 30, 2021.

The Manager has contractually agreed to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.85% of average daily net assets for Class A shares, 1.60% of average daily net assets for Class C shares, 0.39% of average daily net assets for Class Z shares and 0.32% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

For the reporting period ended April 30, 2021, PIMS received $346,473 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2021, PIMS received $42,801 and $2,953 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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Notes to Financial Statements  (unaudited) (continued)

4.   Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Fund also invests in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”), a series of Prudential Investment Portfolios 2 (together with PGIM Core Ultra Short Bond Fund, the “Core Funds”) registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2021, no 17a-7 transactions were entered into by the Fund.

5.   Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2021, were $794,764,043 and $482,440,634, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2021, is presented as follows:

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Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Short-Term Bond Fund (1)(wc)
$ 60,586,875	$2,291,778	$—	$63,519	$—	$62,942,172	6,826,700	$892,125

PGIM Core Ultra Short Bond Fund (1)(wc)
28,846,431	515,214,582	466,343,694	—	—	77,717,319	77,717,319	65,603

PGIM Institutional Money Market Fund (1)(b)(wc)
63,003,381	57,694,566	110,645,995	(12,072)	4,477	10,044,357	10,049,382	10,046	(2)

$152,436,687	$575,200,926	$576,989,689	$51,447	$4,477	$150,703,848		$967,774

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wc)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

6.   Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2021 were as follows:

Tax Basis	$2,754,911,964

Gross Unrealized Appreciation	71,052,398
Gross Unrealized Depreciation	(40,025,846)

Net Unrealized Appreciation	$31,026,552

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2020 of approximately $60,444,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

PGIM Short Duration Multi-Sector Bond Fund     109

Notes to Financial Statements  (unaudited) (continued)

7.   Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The Company is authorized to issue 50.5 billion shares of common stock, $0.001 par value per share, 3.325 billion of which are designated as shares of the Fund. The shares are currently classified and designated as follows:

Class A	250,000,000
Class C	50,000,000
Class Z	1,500,000,000
Class T	25,000,000
Class R6	1,500,000,000

The Fund currently does not have any Class T shares outstanding.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of	Percentage of	Number of	Percentage of
Shareholders	Outstanding Shares	Shareholders	Outstanding Shares
—	—%	6	83.8%

110

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2021:
Shares sold	10,764,612	$103,418,456
Shares issued in reinvestment of dividends and distributions	301,936	2,898,080
Shares purchased	(4,703,276)	(45,112,496)

Net increase (decrease) in shares outstanding before conversion	6,363,272	61,204,040
Shares issued upon conversion from other share class(es)	358,382	3,444,722
Shares purchased upon conversion into other share class(es)	(433,093)	(4,160,584)

Net increase (decrease) in shares outstanding	6,288,561	$60,488,178

Year ended October 31, 2020:
Shares sold	14,841,881	$142,092,708
Shares issued in reinvestment of dividends and distributions	738,006	7,023,030
Shares purchased	(6,665,725)	(62,996,672)

Net increase (decrease) in shares outstanding before conversion	8,914,162	86,119,066
Shares issued upon conversion from other share class(es)	302,902	2,900,148
Shares purchased upon conversion into other share class(es)	(315,484)	(3,006,608)

Net increase (decrease) in shares outstanding	8,901,580	$86,012,606

Class C
Six months ended April 30, 2021:
Shares sold	612,934	$5,892,807
Shares issued in reinvestment of dividends and distributions	29,136	279,950
Shares purchased	(367,970)	(3,528,468)

Net increase (decrease) in shares outstanding before conversion	274,100	2,644,289
Shares purchased upon conversion into other share class(es)	(101,334)	(974,640)

Net increase (decrease) in shares outstanding	172,766	$1,669,649

Year ended October 31, 2020:
Shares sold	1,529,847	$14,599,259
Shares issued in reinvestment of dividends and distributions	111,474	1,062,955
Shares purchased	(845,032)	(7,958,232)

Net increase (decrease) in shares outstanding before conversion	796,289	7,703,982
Shares purchased upon conversion into other share class(es)	(85,567)	(817,338)

Net increase (decrease) in shares outstanding	710,722	$6,886,644

Class Z
Six months ended April 30, 2021:
Shares sold	53,988,994	$520,143,916
Shares issued in reinvestment of dividends and distributions	1,822,848	17,560,260
Shares purchased	(31,488,062)	(303,086,505)

Net increase (decrease) in shares outstanding before conversion	24,323,780	234,617,671
Shares issued upon conversion from other share class(es)	500,361	4,824,717
Shares purchased upon conversion into other share class(es)	(383,814)	(3,702,144)

Net increase (decrease) in shares outstanding	24,440,327	$235,740,244

Year ended October 31, 2020:
Shares sold	108,403,147	$1,032,306,113
Shares issued in reinvestment of dividends and distributions	4,294,900	41,008,037
Shares purchased	(61,210,634)	(575,850,544)

Net increase (decrease) in shares outstanding before conversion	51,487,413	497,463,606
Shares issued upon conversion from other share class(es)	454,965	4,356,755
Shares purchased upon conversion into other share class(es)	(288,701)	(2,773,492)

Net increase (decrease) in shares outstanding	51,653,677	$499,046,869

PGIM Short Duration Multi-Sector Bond Fund     111

Notes to Financial Statements  (unaudited) (continued)

Class R6	Shares	Amount
Six months ended April 30, 2021:
Shares sold	28,389,389	$272,404,684
Shares issued in reinvestment of dividends and distributions	1,315,980	12,638,402
Shares purchased	(10,642,447)	(102,206,586)

Net increase (decrease) in shares outstanding before conversion	19,062,922	182,836,500
Shares issued upon conversion from other share class(es)	134,410	1,289,924
Shares purchased upon conversion into other share class(es)	(75,104)	(721,995)

Net increase (decrease) in shares outstanding	19,122,228	$183,404,429

Year ended October 31, 2020:
Shares sold	35,874,749	$341,591,251
Shares issued in reinvestment of dividends and distributions	3,863,833	36,810,989
Shares purchased	(28,378,148)	(267,793,108)

Net increase (decrease) in shares outstanding before conversion	11,360,434	110,609,132
Shares issued upon conversion from other share class(es)	69,705	665,183
Shares purchased upon conversion into other share class(es)	(138,345)	(1,324,648)

Net increase (decrease) in shares outstanding	11,291,794	$109,949,667

8.   Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	10/2/2020 – 9/30/2021

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

112

The Fund did not utilize the SCA during the reporting period ended April 30, 2021.

9.   Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Bond Obligations Risk: As with credit risk, market risk and interest rate risk, the Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments lack liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The US Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more

PGIM Short Duration Multi-Sector Bond Fund     113

Notes to Financial Statements  (unaudited) (continued)

volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of non-US investments are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a

114

delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Fund as well as loan facilities used by a Fund. As such, the potential impact of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or

PGIM Short Duration Multi-Sector Bond Fund     115

Notes to Financial Statements  (unaudited) (continued)

disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10.   Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on

116

related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Short Duration Multi-Sector Bond Fund     117

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.51		$9.72	$9.50	$9.72	$9.68	$9.65
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.22	0.28	0.22	0.20	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.06		(0.01)	0.28	(0.18)	0.07	0.05
Total from investment operations	0.15		0.21	0.56	0.04	0.27	0.28
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.28)	(0.34)	(0.26)	(0.23)	(0.23)
Tax return of capital distributions	-		(0.02)	-	-	-	(0.02)
Distributions from net realized gains	-		(0.12)	-	-	-	-
Total dividends and distributions	(0.12)		(0.42)	(0.34)	(0.26)	(0.23)	(0.25)
Net asset value, end of period	$9.54		$9.51	$9.72	$9.50	$9.72	$9.68
Total Return(b):	1.56%		2.22%	6.01%	0.38%	2.85%	3.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$268,105		$207,475	$125,539	$68,089	$25,392	$11,175
Average net assets (000)	$242,418		$171,581	$89,724	$51,957	$15,175	$8,868
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.64	%(e)	0.67%	0.77%	0.82%	0.85%	0.85%
Expenses before waivers and/or expense reimbursement	0.67	%(e)	0.71%	0.82%	0.91%	1.16%	1.26%
Net investment income (loss)	1.90	%(e)	2.32%	2.86%	2.34%	2.08%	2.35%
Portfolio turnover rate(f)	24%		40%	67%	70%	84%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

118

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.52		$9.73	$9.50	$9.72	$9.69	$9.65
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.14	0.20	0.15	0.13	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.06		(0.01)	0.29	(0.19)	0.06	0.06
Total from investment operations	0.11		0.13	0.49	(0.04)	0.19	0.22
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.20)	(0.26)	(0.18)	(0.16)	(0.16)
Tax return of capital distributions	-		(0.02)	-	-	-	(0.02)
Distributions from net realized gains	-		(0.12)	-	-	-	-
Total dividends and distributions	(0.08)		(0.34)	(0.26)	(0.18)	(0.16)	(0.18)
Net asset value, end of period	$9.55		$9.52	$9.73	$9.50	$9.72	$9.69
Total Return(b):	1.12%		1.34%	5.24%	(0.40)%	1.98%	2.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$35,116		$33,364	$27,197	$17,597	$10,471	$8,634
Average net assets (000)	$35,160		$31,505	$22,711	$14,381	$9,001	$7,900
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.52	%(e)	1.55%	1.60%	1.60%	1.60%	1.60%
Expenses before waivers and/or expense reimbursement	1.55	%(e)	1.59%	1.68%	1.86%	1.99%	2.02%
Net investment income (loss)	1.04	%(e)	1.47%	2.05%	1.54%	1.36%	1.61%
Portfolio turnover rate(f)	24%		40%	67%	70%	84%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     119

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.55		$9.76	$9.53	$9.75	$9.69	$9.65
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.25	0.30	0.26	0.22	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.06		(0.01)	0.30	(0.19)	0.10	0.07
Total from investment operations	0.16		0.24	0.60	0.07	0.32	0.32
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.31)	(0.37)	(0.29)	(0.26)	(0.25)
Tax return of capital distributions	-		(0.02)	-	-	-	(0.03)
Distributions from net realized gains	-		(0.12)	-	-	-	-
Total dividends and distributions	(0.13)		(0.45)	(0.37)	(0.29)	(0.26)	(0.28)
Net asset value, end of period	$9.58		$9.55	$9.76	$9.53	$9.75	$9.69
Total Return(b):	1.68%		2.50%	6.39%	0.69%	3.30%	3.36%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,452,486		$1,214,725	$737,632	$327,029	$75,355	$45,189
Average net assets (000)	$1,330,424		$960,154	$552,598	$212,606	$37,657	$14,060
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.39	%(e)	0.40%	0.50%	0.51%	0.60%	0.60%
Expenses before waivers and/or expense reimbursement	0.44	%(e)	0.48%	0.56%	0.63%	0.81%	1.02%
Net investment income (loss)	2.16	%(e)	2.59%	3.14%	2.70%	2.26%	2.51%
Portfolio turnover rate(f)	24%		40%	67%	70%	84%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

120

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.52		$9.73	$9.50	$9.72	$9.69	$9.65
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.26	0.31	0.26	0.23	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.05		(0.02)	0.30	(0.19)	0.06	0.07
Total from investment operations	0.16		0.24	0.61	0.07	0.29	0.32
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.31)	(0.38)	(0.29)	(0.26)	(0.25)
Tax return of capital distributions	-		(0.02)	-	-	-	(0.03)
Distributions from net realized gains	-		(0.12)	-	-	-	-
Total dividends and distributions	(0.13)		(0.45)	(0.38)	(0.29)	(0.26)	(0.28)
Net asset value, end of period	$9.55		$9.52	$9.73	$9.50	$9.72	$9.69
Total Return(b):	1.72%		2.57%	6.52%	0.78%	3.00%	3.37%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,023,302		$838,198	$747,059	$553,199	$266,398	$79,420
Average net assets (000)	$914,932		$786,082	$682,527	$386,281	$175,232	$83,676
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.32	%(e)	0.33%	0.39%	0.42%	0.60%	0.60%
Expenses before waivers and/or expense reimbursement	0.36	%(e)	0.38%	0.45%	0.51%	0.70%	0.92%
Net investment income (loss)	2.23	%(e)	2.71%	3.26%	2.74%	2.34%	2.62%
Portfolio turnover rate(f)	24%		40%	67%	70%	84%	66%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Multi-Sector Bond Fund     121

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Company’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

122

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102
	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Short Duration Multi-Sector Bond Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SHORT DURATION MULTI-SECTOR BOND FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	SDMAX	SDMCX	SDMZX	SDMQX
CUSIP	74440B876	74440B868	74440B843	74440B850

MF219E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures – Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 17

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	June 18, 2021